     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2008.

                                                              FILE NO. 333-91921

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 23                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 281                                             /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-5445

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD LEADERS PLUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of Hartford Leaders Plus variable annuity. Please read it carefully before you purchase your variable annuity.


We call this annuity Hartford Leaders Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses. We expect to make a profit from bonus charges.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Com-pany ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series (also known as American Variable Insurance Series), Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., and MFS(R) Variable Insurance Trust.


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS


                                                                         PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    15
THE CONTRACT                                                                  16
  Purchases and Contract Value                                                16
  Charges and Fees                                                            21
  The Hartford's Principal First                                              24
  Death Benefit                                                               26
  Surrenders                                                                  30
ANNUITY PAYOUTS                                                               32
OTHER PROGRAMS AVAILABLE                                                      34
OTHER INFORMATION                                                             36
  Legal Proceedings                                                           39
  More Information                                                            39
FEDERAL TAX CONSIDERATIONS                                                    39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      46
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: THE LATER OF THE 10TH CONTRACT ANNIVERSARY OR THE DATE THE ANNUITANT REACHES AGE 90, UNLESS YOU ELECT AN EARLIER DATE OR WE, IN OUR SOLE DISCRETION, AGREE TO POSTPONE TO ANOTHER DATE FOLLOWING OUR RECEIPT OF AN EXTENSION REQUEST.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               8%
  Fifth Year                                                                                                7%
  Sixth Year                                                                                                6%
  Seventh Year                                                                                              5%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.50%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.65%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (4)                                                               0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.75%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.


(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                  MINIMUM          MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                0.47%            1.56%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

6

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES (EXCLUDING ANY PAYMENT ENHANCEMENTS), AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,229
3 years                                                                   $2,181
5 years                                                                   $3,043
10 years                                                                  $4,745



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $442
3 years                                                                   $1,389
5 years                                                                   $2,341
10 years                                                                  $4,745



(3)  If you do not Surrender your Contract:



1 year                                                                      $472
3 years                                                                   $1,419
5 years                                                                   $2,371
10 years                                                                  $4,775


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.


Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances? When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.


WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

8

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CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

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If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. BASIC VALUE FUND -- SERIES I   Long-term growth of capital                  Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL APPRECIATION FUND --   Growth of capital                            Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND --    Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CORE EQUITY FUND -- SERIES I   Growth of capital                            Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. GOVERNMENT SECURITIES FUND --  High level of current income consistent      Invesco Aim Advisors, Inc.
  SERIES I                               with reasonable concern for safety of        Sub-adviser: Advisory entities affiliated
                                         principal                                    with Invesco Aim Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --   Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. LARGE CAP GROWTH FUND --       Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND --    Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND --       Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     High level of current income as is           Capital Research and Management Company
                                         consistent with the preservation of
                                         capital.
 AMERICAN FUNDS GLOBAL BOND FUND --      Seeks to provide you, over the long term,    Capital Research and Management Company
  CLASS 2                                with a high level of total return as
                                         consistent with prudent management, by
                                         investing primarily in investment grade
                                         bonds issued by entities based around the
                                         world and denominated in various
                                         currencies, including U.S. dollars

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks to make your investment grow over      Capital Research and Management Company
  INCOME FUND -- CLASS 2                 time and provide you with current income by
                                         investing primarily in stocks of
                                         well-established companies located around
                                         the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Long-term capital appreciation               Capital Research and Management Company
  2
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Capital appreciation                         Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN INCOME SECURITIES FUND --      Maximize income while maintaining prospects  Franklin Advisers, Inc.
  CLASS 2                                for capital appreciation
 FRANKLIN LARGE CAP GROWTH SECURITIES    Capital appreciation                         Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN LARGE CAP VALUE SECURITIES     Long-term capital appreciation               Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN RISING DIVIDENDS SECURITIES    Long-term capital appreciation with          Franklin Advisory Services, LLC
  FUND -- CLASS 2                        preservation of capital as an important
                                         consideration.
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return. The Fund       Franklin Advisory Services, LLC
  FUND -- CLASS 2                        normally invests at least 80% of its net
                                         assets in investments of small
                                         capitalization companies, and normally
                                         invests predominantly in equity securities.
                                         The Fund invests mainly in equity
                                         securities of companies that the manager
                                         believes are undervalued.
 FRANKLIN SMALL-MID CAP GROWTH           Long-term growth of capital                  Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)

12

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES    High level of current income, with capital   Franklin Advisers, Inc.
  FUND -- CLASS 1                        appreciation over the long term as a
                                         secondary goal
 MUTUAL DISCOVERY SECURITIES FUND --     Capital appreciation                         Franklin Mutual Advisers, LLC
  CLASS 2                                                                             Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Long-term capital appreciation               Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON FOREIGN SECURITIES FUND --    Long-term growth of capital                  Templeton Investment Counsel, LLC
  CLASS 2                                                                             Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 TEMPLETON GROWTH SECURITIES FUND --     Long-term growth of capital                  Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD SERIES FUND, INC.
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) CORE EQUITY SERIES -- INITIAL    Capital appreciation                         MFS Investment Management(R)
  CLASS (2)++
 MFS(R) GLOBAL EQUITY SERIES -- INITIAL  Capital appreciation                         MFS Investment Management(R)
  CLASS
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Capital appreciation                         MFS Investment Management(R)
  (3)
 MFS(R) HIGH INCOME SERIES -- INITIAL    Total return with an emphasis on high        MFS Investment Management(R)
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) INVESTORS GROWTH STOCK SERIES    Capital appreciation                         MFS Investment Management(R)
  -- INITIAL CLASS
 MFS(R) INVESTORS TRUST SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) MID CAP GROWTH SERIES --         Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Capital appreciation                         MFS Investment Management(R)
  CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on current     MFS Investment Management(R)
  CLASS                                  income, but also considering capital
                                         appreciation.
 MFS(R) RESEARCH INTERNATIONAL SERIES    Capital appreciation                         MFS Investment Management(R)
  -- INITIAL CLASS
 MFS(R) RESEARCH SERIES -- INITIAL       Capital appreciation                         MFS Investment Management(R)
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Total return                                 MFS Investment Management(R)
  CLASS

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VALUE SERIES -- INITIAL CLASS    Capital appreciation                         MFS Investment Management(R)
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      Hartford Life Insurance Company or Hartford
                                                                                      Life and Annuity Insurance Company --
                                                                                      General Account



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.



++ Closed to all premium payments and transfers of account value for all policies issued on or after 05/02/2005



NOTES



(1) Formerly Franklin Small Cap Fund



(2) Formerly MFS(R) Capital Opportunities Series -- Initial Class



(3) Formerly MFS(R) Emerging Growth Series -- Initial Class


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we

14

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have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for

-------------------------------------------------------------------------------

the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

16

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DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

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The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.


Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


For examples of how we calculate the Death Benefit, see Appendix II.


WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or

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"recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

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CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.


We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.


For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

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We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.


THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



FUND TRADING POLICIES


You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer

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restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        7%
          5                        6%
          6                        5%
          7                        4%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) or you and your designated Beneficiary.

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-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both he accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of

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the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the

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  right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

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If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT --According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The

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Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.



Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:


- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

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PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.


Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract.

There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

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We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90 (or 92 in certain states), the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.    WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

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For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each

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transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.



STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.



-   ASSET REBALANCING



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three

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transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

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A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a credit of 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.



ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

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As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the SAI.



LEGAL PROCEEDINGS



There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union estab-lished under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2)

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outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be

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treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

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iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.


In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.


    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain

44

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separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally

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includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as

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indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified

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Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age

                                                                     APP I-5

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59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annu

APP I-6

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ity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c),

                                                                     APP I-7

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403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.



HARTFORD LIFE INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.338           $1.287           $1.178
  Accumulation Unit Value at end of
   period                                   $1.489           $1.490           $1.338           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,631            3,965            4,988            6,087
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.297           $1.258           $1.176
  Accumulation Unit Value at end of
   period                                   $1.419           $1.432           $1.297           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  575              591              557              339
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.335           $1.247           $1.189
  Accumulation Unit Value at end of
   period                                   $1.538           $1.396           $1.335           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,443            1,504              738              892
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.294           $1.219           $1.191
  Accumulation Unit Value at end of
   period                                   $1.466           $1.342           $1.294           $1.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  577              687               11                7
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.549               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.781               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.537               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.178           $0.896           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,961            2,956              232               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.933           $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.189           $0.933           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  615              497              222               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-2

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.277           $9.627               --
  Accumulation Unit Value at end of
   period                                  $12.547          $11.798          $10.277               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              692               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.615          $10.204           $9.612               --
  Accumulation Unit Value at end of
   period                                  $12.248          $11.615          $10.204               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141              148               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.080           $1.080           $1.071
  Accumulation Unit Value at end of
   period                                   $1.151           $1.100           $1.080           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,344           13,911           18,088           16,589
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $1.047           $1.056           $1.060
  Accumulation Unit Value at end of
   period                                   $1.097           $1.058           $1.047           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,415            2,685            1,605              348
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.068           $1.639           $1.413           $1.159
  Accumulation Unit Value at end of
   period                                   $2.333           $2.068           $1.639           $1.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,938              675              839              304
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.987           $1.589           $1.382           $1.176
  Accumulation Unit Value at end of
   period                                   $2.224           $1.987           $1.589           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  546              312              207                3
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.411          $10.737           $9.451               --
  Accumulation Unit Value at end of
   period                                  $12.980          $11.411          $10.737               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182              197                3               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.234          $10.661           $9.437               --
  Accumulation Unit Value at end of
   period                                  $12.671          $11.234          $10.661               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               43               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.077           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.071           $1.077           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,720            9,089              126               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.913           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.159           $0.913           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              316               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.495           $1.412           $1.261
  Accumulation Unit Value at end of
   period                                   $1.762           $1.635           $1.495           $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,875            4,010            5,481            5,563
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.572           $1.449           $1.380           $1.265
  Accumulation Unit Value at end of
   period                                   $1.680           $1.572           $1.449           $1.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  911              867              492              184
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.341          $11.605          $10.783
  Accumulation Unit Value at end of
   period                                  $14.750          $14.256          $12.341          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150               90               80               43
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.875          $12.114          $11.489          $11.045
  Accumulation Unit Value at end of
   period                                  $14.235          $13.875          $12.114          $11.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               41               20                4
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.202          $11.705          $10.903          $10.231
  Accumulation Unit Value at end of
   period                                  $13.836          $13.202          $11.705          $10.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,717            2,743            2,789            2,488
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.961          $11.590          $10.888          $10.368
  Accumulation Unit Value at end of
   period                                  $13.469          $12.961          $11.590          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  370              358              302              141
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.040           $0.986           $0.913
  Accumulation Unit Value at end of
   period                                   $1.205           $1.201           $1.040           $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,599           16,259           16,004           14,944
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.007           $0.963           $0.915
  Accumulation Unit Value at end of
   period                                   $1.148           $1.153           $1.007           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,044            2,731            2,192              849

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.007           $1.152           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.261           $1.007           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,313            1,500               62               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.286               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.783               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.544           $9.913          $10.026           $9.185
  Accumulation Unit Value at end of
   period                                  $10.231           $8.544           $9.913          $10.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,791            1,239              581              285
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.710           $0.939           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.913           $0.710           $0.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,119            6,673            1,022               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-4

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.769          $13.084          $13.094          $12.592
  Accumulation Unit Value at end of
   period                                  $13.994          $13.769          $13.084          $13.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,156            2,165            2,216            2,203
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.755          $12.224          $12.337          $12.047
  Accumulation Unit Value at end of
   period                                  $12.854          $12.755          $12.224          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  257              193              127               51
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.199          $10.025               --               --
  Accumulation Unit Value at end of
   period                                  $10.958          $10.199               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225                8               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.178          $10.017               --               --
  Accumulation Unit Value at end of
   period                                  $10.843          $10.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.897           $9.988               --               --
  Accumulation Unit Value at end of
   period                                  $12.076          $10.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  587              128               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.828           $9.982               --               --
  Accumulation Unit Value at end of
   period                                  $11.899          $10.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  198               20               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.585          $13.157          $11.725          $10.504
  Accumulation Unit Value at end of
   period                                  $17.607          $15.585          $13.157          $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              822              826              707
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690           $9.102           $8.181           $7.492
  Accumulation Unit Value at end of
   period                                  $11.975          $10.690           $9.102           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  193              159              135               45

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.349          $11.089          $10.424          $10.187
  Accumulation Unit Value at end of
   period                                  $12.592          $11.349          $11.089          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,834            1,425              752              334
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.894           $9.402          $11.143          $16.074
  Accumulation Unit Value at end of
   period                                  $10.504           $7.894           $9.402          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  627              840              493              373
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.843          $17.081          $13.853          $11.651
  Accumulation Unit Value at end of
   period                                  $24.896          $20.843          $17.081          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  406              460              441              371
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.634          $12.095           $9.893           $8.731
  Accumulation Unit Value at end of
   period                                  $17.331          $14.634          $12.095           $9.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              141               89               33
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.181          $13.080          $11.445          $10.342
  Accumulation Unit Value at end of
   period                                  $15.671          $14.181          $13.080          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,517            5,731            5,724            5,624
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.535           $8.870           $7.827           $7.305
  Accumulation Unit Value at end of
   period                                  $10.448           $9.535           $8.870           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,670            1,566            1,108              469
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.750          $12.134          $11.656          $10.736
  Accumulation Unit Value at end of
   period                                  $14.207          $13.750          $12.134          $11.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,872            6,112            6,117            6,094
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.581          $12.087          $11.710          $11.099
  Accumulation Unit Value at end of
   period                                  $13.914          $13.581          $12.087          $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,171            1,130              860              319
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.137          $13.788          $11.537           $9.830
  Accumulation Unit Value at end of
   period                                  $19.051          $16.137          $13.788          $11.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,686            1,740            1,599            1,433
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.834           $9.336           $7.878           $6.902
  Accumulation Unit Value at end of
   period                                  $12.682          $10.834           $9.336           $7.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              366              205               65

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.715           $9.689          $11.304          $17.949
  Accumulation Unit Value at end of
   period                                  $11.651           $7.715           $9.689          $11.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              296              276              222
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.686          $10.343          $12.847          $14.655
  Accumulation Unit Value at end of
   period                                  $10.342           $7.686          $10.343          $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,619            3,807            3,157            2,066
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.242          $10.261          $10.172           $9.277
  Accumulation Unit Value at end of
   period                                  $10.736           $8.242          $10.261          $10.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,994            4,634            3,393            1,979
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.410           $8.847          $11.227          $17.289
  Accumulation Unit Value at end of
   period                                   $9.830           $7.410           $8.847          $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  992            1,231            1,362              657
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-6

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.665          $16.611          $13.987          $11.970
  Accumulation Unit Value at end of
   period                                  $28.176          $21.665          $16.611          $13.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  288              256              198              172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.668          $15.208          $12.915          $11.301
  Accumulation Unit Value at end of
   period                                  $25.361          $19.668          $15.208          $12.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111               87               48               17
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.818          $10.454           $9.404               --
  Accumulation Unit Value at end of
   period                                  $12.165          $10.818          $10.454               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               80               12               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.651          $10.380           $9.390               --
  Accumulation Unit Value at end of
   period                                  $11.875          $10.651          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               25               15               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $27.912          $23.531          $21.082          $16.261
  Accumulation Unit Value at end of
   period                                  $21.727          $27.912          $23.531          $21.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               66               75               94
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.517          $20.846          $18.835          $15.142
  Accumulation Unit Value at end of
   period                                  $18.923          $24.517          $20.846          $18.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.564          $13.382          $13.390          $11.956
  Accumulation Unit Value at end of
   period                                  $15.884          $15.564          $13.382          $13.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,803            2,930            2,223            1,574
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.997          $13.004          $13.123          $11.959
  Accumulation Unit Value at end of
   period                                  $15.176          $14.997          $13.004          $13.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,120              959              730              226

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.743           $9.422           $9.999          $12.616
  Accumulation Unit Value at end of
   period                                  $11.970           $8.743           $9.422           $9.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              110              101               92
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.178          $12.129          $11.430           $8.568
  Accumulation Unit Value at end of
   period                                  $16.261          $12.178          $12.129          $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              104               77               30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.228           $9.950               --               --
  Accumulation Unit Value at end of
   period                                  $11.956           $9.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  689              110               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.902          $10.968          $10.331
  Accumulation Unit Value at end of
   period                                  $12.427          $11.893          $10.902          $10.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              361              305              205
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.459          $10.594          $10.749          $10.388
  Accumulation Unit Value at end of
   period                                  $11.872          $11.459          $10.594          $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109              101               61               14
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.289           $9.703               --
  Accumulation Unit Value at end of
   period                                  $11.536          $11.759          $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               67               14               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.577          $10.216           $9.689               --
  Accumulation Unit Value at end of
   period                                  $11.261          $11.577          $10.216               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               14                8               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.417          $13.188          $12.079
  Accumulation Unit Value at end of
   period                                  $14.795          $15.457          $13.417          $13.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,588            1,250              888              667
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.124          $13.011          $12.150
  Accumulation Unit Value at end of
   period                                  $14.229          $14.992          $13.124          $13.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485              464              330              112
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.250               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.246               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.238               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.224               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.273          $10.016               --               --
  Accumulation Unit Value at end of
   period                                  $10.331           $8.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.079               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-8

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.305          $12.445          $12.074          $11.011
  Accumulation Unit Value at end of
   period                                  $14.559          $13.305          $12.445          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687              707              709              788
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.385           $6.966           $6.816           $6.468
  Accumulation Unit Value at end of
   period                                   $8.012           $7.385           $6.966           $6.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  322              285              180               72
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.277          $14.314          $14.304          $13.219
  Accumulation Unit Value at end of
   period                                  $15.959          $15.277          $14.314          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005              867              783              713
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.198          $13.416          $13.522          $12.721
  Accumulation Unit Value at end of
   period                                  $14.706          $14.198          $13.416          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              170              124               48
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.110           $1.077           $1.065           $1.073
  Accumulation Unit Value at end of
   period                                   $1.145           $1.110           $1.077           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,644           10,746           10,607           10,476
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.992           $0.989           $1.003
  Accumulation Unit Value at end of
   period                                   $1.037           $1.013           $0.992           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,748            1,638            1,198              541
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.342           $8.346           $8.344           $7.543
  Accumulation Unit Value at end of
   period                                  $10.214           $9.342           $8.346           $8.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              215              274              327
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.769           $6.098           $6.149           $5.752
  Accumulation Unit Value at end of
   period                                   $7.338           $6.769           $6.098           $6.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                3                3

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.156          $11.627          $13.948          $21.677
  Accumulation Unit Value at end of
   period                                  $11.011           $8.156          $11.627          $13.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651              424              371              234
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.165          $10.799          $10.505          $10.109
  Accumulation Unit Value at end of
   period                                  $13.219          $11.165          $10.799          $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  489              273              143               34
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.082           $1.085           $1.061           $1.024
  Accumulation Unit Value at end of
   period                                   $1.073           $1.082           $1.085           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,080           63,098           31,627           19,329
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.019           $8.704          $11.565          $14.317
  Accumulation Unit Value at end of
   period                                   $7.543           $6.019           $8.704          $11.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  354              372              503              402
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.423           $7.936           $7.389           $6.650
  Accumulation Unit Value at end of
   period                                  $10.039           $8.423           $7.936           $7.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  209              325              340              414
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.442           $5.171           $4.856           $4.540
  Accumulation Unit Value at end of
   period                                   $6.431           $5.442           $5.171           $4.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               34               15               12
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.412          $12.595          $11.891          $10.221
  Accumulation Unit Value at end of
   period                                  $16.554          $15.412          $12.595          $11.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               56               53               87
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.415          $11.056          $10.528           $9.275
  Accumulation Unit Value at end of
   period                                  $14.287          $13.415          $11.056          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                5                4                1
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.687          $11.686          $11.630          $10.832
  Accumulation Unit Value at end of
   period                                  $12.700          $12.687          $11.686          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  605              709              751              856
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.322          $11.446          $11.488          $10.877
  Accumulation Unit Value at end of
   period                                  $12.230          $12.322          $11.446          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               78               63               31
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.327           $7.869           $7.656           $7.129
  Accumulation Unit Value at end of
   period                                   $9.121           $8.327           $7.869           $7.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              301              381              482
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.459           $6.157           $6.041           $5.798
  Accumulation Unit Value at end of
   period                                   $7.016           $6.459           $6.157           $6.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               32               29               20

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.192           $7.968          $12.180          $18.198
  Accumulation Unit Value at end of
   period                                   $6.650           $5.192           $7.968          $12.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  456              595              713              587
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.128           $9.378          $10.588          $11.465
  Accumulation Unit Value at end of
   period                                  $10.221           $8.128           $9.378          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               54               24               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.336           $9.254           $9.217          $10.141
  Accumulation Unit Value at end of
   period                                  $10.832           $9.336           $9.254           $9.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  739              504              238              101
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.891           $8.265          $11.077          $13.029
  Accumulation Unit Value at end of
   period                                   $7.129           $5.891           $8.265          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  558              534              618              403
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-10

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.698           $8.726           $8.266           $7.547
  Accumulation Unit Value at end of
   period                                  $10.522           $9.698           $8.726           $8.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,110              991              854              678
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.545           $8.165           $7.599
  Accumulation Unit Value at end of
   period                                  $10.132           $9.417           $8.545           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  207              191              115               32
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.998           $5.946           $5.863           $5.203
  Accumulation Unit Value at end of
   period                                   $6.479           $5.998           $5.946           $5.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426              506              570              574
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.213           $6.178           $5.795
  Accumulation Unit Value at end of
   period                                   $6.655           $6.213           $6.213           $6.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79              151              119               24
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.372          $11.951          $11.406
  Accumulation Unit Value at end of
   period                                  $13.893          $13.778          $12.372          $11.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  526              472              392              314
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.759           $7.933           $7.728           $7.854
  Accumulation Unit Value at end of
   period                                   $8.758           $8.759           $7.933           $7.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161              146               80               37
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.016           $9.978               --
  Accumulation Unit Value at end of
   period                                  $10.507          $10.251          $10.016               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177               76               31               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.094           $9.947           $9.966               --
  Accumulation Unit Value at end of
   period                                  $10.259          $10.094           $9.947               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               20                8               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.281           $8.079           $9.773           $9.418
  Accumulation Unit Value at end of
   period                                   $7.547           $6.281           $8.079           $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  411              402              430              261
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.860           $6.909           $8.520               --
  Accumulation Unit Value at end of
   period                                   $5.203           $3.860           $6.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485              381              200               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.672          $12.895          $13.804          $17.516
  Accumulation Unit Value at end of
   period                                  $11.406           $8.672          $12.895          $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  238              188              128               91
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.773          $11.961          $10.019               --
  Accumulation Unit Value at end of
   period                                  $16.395          $14.773          $11.961               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               13                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.564          $11.893          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.027          $14.564          $11.893               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                7                2               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.590           $9.468               --
  Accumulation Unit Value at end of
   period                                  $12.815          $11.508          $10.590               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               10                8               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.330          $10.515           $9.454               --
  Accumulation Unit Value at end of
   period                                  $12.510          $11.330          $10.515               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                4                2               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.183          $12.886          $12.741          $11.636
  Accumulation Unit Value at end of
   period                                  $14.539          $14.183          $12.886          $12.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,467            2,222            2,017            1,873
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $12.606          $12.571          $11.725
  Accumulation Unit Value at end of
   period                                  $13.983          $13.757          $12.606          $12.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  471              430              296               97
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.262          $14.522          $13.842          $12.218
  Accumulation Unit Value at end of
   period                                  $18.322          $17.262          $14.522          $13.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  223              137              107               79
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.743          $14.206          $13.656          $12.278
  Accumulation Unit Value at end of
   period                                  $17.621          $16.743          $14.206          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               94               70               23

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.169          $10.902          $11.056           $9.159
  Accumulation Unit Value at end of
   period                                  $11.636          $10.169          $10.902          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,442            1,157              588              240
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.218               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-12

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.915          $16.453          $14.424          $12.407
  Accumulation Unit Value at end of
   period                                  $21.911          $19.915          $16.453          $14.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              373              358              243
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.317          $16.095          $14.230          $12.496
  Accumulation Unit Value at end of
   period                                  $21.072          $19.317          $16.095          $14.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              114               72               26
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.191          $14.763          $13.576          $12.254
  Accumulation Unit Value at end of
   period                                  $17.498          $17.191          $14.763          $13.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,139            2,076            1,985            1,717
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.478          $14.272          $13.236          $12.170
  Accumulation Unit Value at end of
   period                                  $16.631          $16.478          $14.272          $13.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              580              422              149
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.203          $15.992          $12.725          $10.363
  Accumulation Unit Value at end of
   period                                  $25.652          $20.203          $15.992          $12.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              198              153              104
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.726          $16.546          $13.279          $11.219
  Accumulation Unit Value at end of
   period                                  $26.095          $20.726          $16.546          $13.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               62               39                8
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.656          $11.432          $10.549           $9.048
  Accumulation Unit Value at end of
   period                                  $15.509          $13.656          $11.432          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,192            1,167            1,012              803
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.572          $10.614           $9.878           $8.722
  Accumulation Unit Value at end of
   period                                  $14.157          $12.572          $10.614           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              256              170               44

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.407               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.954          $11.476          $10.899           $9.276
  Accumulation Unit Value at end of
   period                                  $12.254           $9.954          $11.476          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,173              825              409              125
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.853           $6.964           $7.703          $10.600
  Accumulation Unit Value at end of
   period                                  $10.363           $6.853           $6.964           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               37               22               23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.957           $8.685          $10.512          $10.669
  Accumulation Unit Value at end of
   period                                   $9.048           $6.957           $8.685          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              528              384              172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.953          $13.391          $13.147          $11.550
  Accumulation Unit Value at end of
   period                                  $17.263          $15.953          $13.391          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               55               56               81
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.478          $12.257          $12.136          $10.932
  Accumulation Unit Value at end of
   period                                  $15.534          $14.478          $12.257          $12.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.680          $13.087          $12.221          $10.708
  Accumulation Unit Value at end of
   period                                  $15.785          $15.680          $13.087          $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,528            1,620            1,275              915
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.551          $12.248          $11.536          $10.391
  Accumulation Unit Value at end of
   period                                  $14.525          $14.551          $12.248          $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,059              965              695              313

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.899           $9.462          $10.682          $10.949
  Accumulation Unit Value at end of
   period                                  $11.550           $8.899           $9.462          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               78               64               65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.239          $10.276          $10.586           $9.578
  Accumulation Unit Value at end of
   period                                  $10.708           $8.239          $10.276          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              259              319               65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --



(a)  Inception date November 12, 2007.



Hartford LIFE AND ANNUITY INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.338           $1.287           $1.178
  Accumulation Unit Value at end of
   period                                   $1.489           $1.490           $1.338           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,743           10,297           11,385           13,222
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.297           $1.258           $1.176
  Accumulation Unit Value at end of
   period                                   $1.419           $1.432           $1.297           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,159            3,085            2,951            2,560
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.335           $1.247           $1.189
  Accumulation Unit Value at end of
   period                                   $1.538           $1.396           $1.335           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,548            5,294            2,155            2,355
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.294           $1.219           $1.191
  Accumulation Unit Value at end of
   period                                   $1.466           $1.342           $1.294           $1.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  891            1,094              574              400

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.178           $0.896           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,005            8,051              683               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.933           $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.189           $0.933           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,010            1,176              134               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-14

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.549               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.781               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.537               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.277           $9.627               --
  Accumulation Unit Value at end of
   period                                  $12.547          $11.798          $10.277               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,396            1,557                5               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.615          $10.204           $9.612               --
  Accumulation Unit Value at end of
   period                                  $12.248          $11.615          $10.204               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  839              942               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.080           $1.080           $1.071
  Accumulation Unit Value at end of
   period                                   $1.151           $1.100           $1.080           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,443           26,808           26,304           22,799
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $1.047           $1.056           $1.060
  Accumulation Unit Value at end of
   period                                   $1.097           $1.058           $1.047           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,730           14,162           10,754            5,399
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.068           $1.639           $1.413           $1.159
  Accumulation Unit Value at end of
   period                                   $2.333           $2.068           $1.639           $1.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,698            3,146            2,228            1,133
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.987           $1.589           $1.382           $1.176
  Accumulation Unit Value at end of
   period                                   $2.224           $1.987           $1.589           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,559              748              874              228

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.077           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.071           $1.077           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,695           24,166            1,583               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.913           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.159           $0.913           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  342              637               26               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.411          $10.737           $9.451               --
  Accumulation Unit Value at end of
   period                                  $12.980          $11.411          $10.737               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              283                2               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.234          $10.661           $9.437               --
  Accumulation Unit Value at end of
   period                                  $12.671          $11.234          $10.661               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               94                5               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.495           $1.412           $1.261
  Accumulation Unit Value at end of
   period                                   $1.762           $1.635           $1.495           $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,288           13,389           14,960           14,319
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.572           $1.449           $1.380           $1.265
  Accumulation Unit Value at end of
   period                                   $1.680           $1.572           $1.449           $1.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,419            4,199            3,974            2,503
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.341          $11.605          $10.783
  Accumulation Unit Value at end of
   period                                  $14.750          $14.256          $12.341          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              327              123               78
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.875          $12.114          $11.489          $11.045
  Accumulation Unit Value at end of
   period                                  $14.235          $13.875          $12.114          $11.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               86               58               28
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.202          $11.705          $10.903          $10.231
  Accumulation Unit Value at end of
   period                                  $13.836          $13.202          $11.705          $10.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,207           11,265           11,476           11,007
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.961          $11.590          $10.888          $10.368
  Accumulation Unit Value at end of
   period                                  $13.469          $12.961          $11.590          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,621            1,504            1,171              754

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.007           $1.152           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.261           $1.007           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,083            6,632              628               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.286               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.783               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.544           $9.913          $10.026           $9.185
  Accumulation Unit Value at end of
   period                                  $10.231           $8.544           $9.913          $10.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,151            5,421            2,072              642
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-16

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.040           $0.986           $0.913
  Accumulation Unit Value at end of
   period                                   $1.205           $1.201           $1.040           $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,553           74,980           76,680           75,252
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.007           $0.963           $0.915
  Accumulation Unit Value at end of
   period                                   $1.148           $1.153           $1.007           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,993           15,599           10,967            6,031
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.769          $13.084          $13.094          $12.592
  Accumulation Unit Value at end of
   period                                  $13.994          $13.769          $13.084          $13.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,860            6,010            6,387            6,390
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.755          $12.224          $12.337          $12.047
  Accumulation Unit Value at end of
   period                                  $12.854          $12.755          $12.224          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,293            1,123              894              540
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.199          $10.025               --               --
  Accumulation Unit Value at end of
   period                                  $10.958          $10.199               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292               71               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.178          $10.017               --               --
  Accumulation Unit Value at end of
   period                                  $10.843          $10.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296                2               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.897           $9.988               --               --
  Accumulation Unit Value at end of
   period                                  $12.076          $10.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,020              815               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.828           $9.982               --               --
  Accumulation Unit Value at end of
   period                                  $11.899          $10.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  705              335               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.710           $0.939           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.913           $0.710           $0.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               57,297           30,748            7,306               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.349          $11.089          $10.424          $10.187
  Accumulation Unit Value at end of
   period                                  $12.592          $11.349          $11.089          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,217            5,112            1,978              558
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.585          $13.157          $11.725          $10.504
  Accumulation Unit Value at end of
   period                                  $17.607          $15.585          $13.157          $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,052            3,235            3,266            3,089
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690           $9.102           $8.181           $7.492
  Accumulation Unit Value at end of
   period                                  $11.975          $10.690           $9.102           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,247            1,150              801              439
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.843          $17.081          $13.853          $11.651
  Accumulation Unit Value at end of
   period                                  $24.896          $20.843          $17.081          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,517            1,547            1,535            1,361
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.634          $12.095           $9.893           $8.731
  Accumulation Unit Value at end of
   period                                  $17.331          $14.634          $12.095           $9.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  579              558              477              232
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.181          $13.080          $11.445          $10.342
  Accumulation Unit Value at end of
   period                                  $15.671          $14.181          $13.080          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,290           18,524           19,458           18,755
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.535           $8.870           $7.827           $7.305
  Accumulation Unit Value at end of
   period                                  $10.448           $9.535           $8.870           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,370            7,008            5,503            3,086
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.750          $12.134          $11.656          $10.736
  Accumulation Unit Value at end of
   period                                  $14.207          $13.750          $12.134          $11.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,696           19,476           20,433           19,977
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.581          $12.087          $11.710          $11.099
  Accumulation Unit Value at end of
   period                                  $13.914          $13.581          $12.087          $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,229            5,027            3,942            2,326

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.894           $9.402          $11.143          $16.074
  Accumulation Unit Value at end of
   period                                  $10.504           $7.894           $9.402          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,483            2,109            1,725            1,118
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.715           $9.689          $11.304          $17.949
  Accumulation Unit Value at end of
   period                                  $11.651           $7.715           $9.689          $11.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,011              784              604              509
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.686          $10.343          $12.847          $14.655
  Accumulation Unit Value at end of
   period                                  $10.342           $7.686          $10.343          $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,275           11,300            7,477            3,890
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.242          $10.261          $10.172           $9.277
  Accumulation Unit Value at end of
   period                                  $10.736           $8.242          $10.261          $10.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,196           12,481            8,416            4,016
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-18

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.137          $13.788          $11.537           $9.830
  Accumulation Unit Value at end of
   period                                  $19.051          $16.137          $13.788          $11.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,174            4,450            4,144            3,811
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.834           $9.336           $7.878           $6.902
  Accumulation Unit Value at end of
   period                                  $12.682          $10.834           $9.336           $7.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,219            2,100            1,642              941
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.665          $16.611          $13.987          $11.970
  Accumulation Unit Value at end of
   period                                  $28.176          $21.665          $16.611          $13.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,124            1,137            1,047              858
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.668          $15.208          $12.915          $11.301
  Accumulation Unit Value at end of
   period                                  $25.361          $19.668          $15.208          $12.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  389              337              250               97
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.818          $10.454           $9.404               --
  Accumulation Unit Value at end of
   period                                  $12.165          $10.818          $10.454               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               52               19               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.651          $10.380           $9.390               --
  Accumulation Unit Value at end of
   period                                  $11.875          $10.651          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               67               37               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $27.912          $23.531          $21.082          $16.261
  Accumulation Unit Value at end of
   period                                  $21.727          $27.912          $23.531          $21.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              223              269              294
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.517          $20.846          $18.835          $15.142
  Accumulation Unit Value at end of
   period                                  $18.923          $24.517          $20.846          $18.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.410           $8.847          $11.227          $17.289
  Accumulation Unit Value at end of
   period                                   $9.830           $7.410           $8.847          $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,886            2,665            2,106            1,577
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.743           $9.422           $9.999          $12.616
  Accumulation Unit Value at end of
   period                                  $11.970           $8.743           $9.422           $9.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  619              481              356              294
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.178          $12.129          $11.430           $8.568
  Accumulation Unit Value at end of
   period                                  $16.261          $12.178          $12.129          $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331              391              208               44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.564          $13.382          $13.390          $11.956
  Accumulation Unit Value at end of
   period                                  $15.884          $15.564          $13.382          $13.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,494            6,794            6,192            4,694
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.997          $13.004          $13.123          $11.959
  Accumulation Unit Value at end of
   period                                  $15.176          $14.997          $13.004          $13.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,672            2,261            1,816              862
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.902          $10.968          $10.331
  Accumulation Unit Value at end of
   period                                  $12.427          $11.893          $10.902          $10.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  868              914              878              594
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.459          $10.594          $10.749          $10.388
  Accumulation Unit Value at end of
   period                                  $11.872          $11.459          $10.594          $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  554              567              423              214
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.289           $9.703               --
  Accumulation Unit Value at end of
   period                                  $11.536          $11.759          $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141               81               35               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.577          $10.216           $9.689               --
  Accumulation Unit Value at end of
   period                                  $11.261          $11.577          $10.216               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               30               15               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.417          $13.188          $12.079
  Accumulation Unit Value at end of
   period                                  $14.795          $15.457          $13.417          $13.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,017            2,775            2,205            1,629
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.124          $13.011          $12.150
  Accumulation Unit Value at end of
   period                                  $14.229          $14.992          $13.124          $13.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,368            1,200              892              581

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.228           $9.950               --               --
  Accumulation Unit Value at end of
   period                                  $11.956           $9.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,073              403               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.273          $10.016               --               --
  Accumulation Unit Value at end of
   period                                  $10.331           $8.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217               34               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.079               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  438               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-20

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.250               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.246               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.238               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.224               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.305          $12.445          $12.074          $11.011
  Accumulation Unit Value at end of
   period                                  $14.559          $13.305          $12.445          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,713            1,889            1,963            2,101
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.385           $6.966           $6.816           $6.468
  Accumulation Unit Value at end of
   period                                   $8.012           $7.385           $6.966           $6.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  769              692              562              394
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.277          $14.314          $14.304          $13.219
  Accumulation Unit Value at end of
   period                                  $15.959          $15.277          $14.314          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,433            2,382            2,394            2,086
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.198          $13.416          $13.522          $12.721
  Accumulation Unit Value at end of
   period                                  $14.706          $14.198          $13.416          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  848              529              386              153
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.110           $1.077           $1.065           $1.073
  Accumulation Unit Value at end of
   period                                   $1.145           $1.110           $1.077           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               37,299           30,252           26,062           31,860
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.992           $0.989           $1.003
  Accumulation Unit Value at end of
   period                                   $1.037           $1.013           $0.992           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,427            6,237            3,598            1,604

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.156          $11.627          $13.948          $21.677
  Accumulation Unit Value at end of
   period                                  $11.011           $8.156          $11.627          $13.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,892            1,182              806              486
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.165          $10.799          $10.505          $10.109
  Accumulation Unit Value at end of
   period                                  $13.219          $11.165          $10.799          $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,432              625              355               74
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.082           $1.085           $1.061           $1.024
  Accumulation Unit Value at end of
   period                                   $1.073           $1.082           $1.085           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,889          107,340           43,640           12,850
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.342           $8.346           $8.344           $7.543
  Accumulation Unit Value at end of
   period                                  $10.214           $9.342           $8.346           $8.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  446              662              857            1,014
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.769           $6.098           $6.149           $5.752
  Accumulation Unit Value at end of
   period                                   $7.338           $6.769           $6.098           $6.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               18               18                6
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.423           $7.936           $7.389           $6.650
  Accumulation Unit Value at end of
   period                                  $10.039           $8.423           $7.936           $7.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  498              556              710              773
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.442           $5.171           $4.856           $4.540
  Accumulation Unit Value at end of
   period                                   $6.431           $5.442           $5.171           $4.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               82               54               76
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.412          $12.595          $11.891          $10.221
  Accumulation Unit Value at end of
   period                                  $16.554          $15.412          $12.595          $11.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              175              154              161
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.415          $11.056          $10.528           $9.275
  Accumulation Unit Value at end of
   period                                  $14.287          $13.415          $11.056          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               52               39               61
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.687          $11.686          $11.630          $10.832
  Accumulation Unit Value at end of
   period                                  $12.700          $12.687          $11.686          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,135            1,406            1,602            1,945
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.322          $11.446          $11.488          $10.877
  Accumulation Unit Value at end of
   period                                  $12.230          $12.322          $11.446          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  248              219              222              119

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.019           $8.704          $11.565          $14.317
  Accumulation Unit Value at end of
   period                                   $7.543           $6.019           $8.704          $11.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,131            1,191            1,418              860
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.192           $7.968          $12.180          $18.198
  Accumulation Unit Value at end of
   period                                   $6.650           $5.192           $7.968          $12.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  819              839              983              792
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.128           $9.378          $10.588          $11.465
  Accumulation Unit Value at end of
   period                                  $10.221           $8.128           $9.378          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115               87               80               72
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.336           $9.254           $9.217          $10.141
  Accumulation Unit Value at end of
   period                                  $10.832           $9.336           $9.254           $9.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,018              996              551              197
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-22

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.327           $7.869           $7.656           $7.129
  Accumulation Unit Value at end of
   period                                   $9.121           $8.327           $7.869           $7.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475              681              872            1,047
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.459           $6.157           $6.041           $5.798
  Accumulation Unit Value at end of
   period                                   $7.016           $6.459           $6.157           $6.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88              111               88               46
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.698           $8.726           $8.266           $7.547
  Accumulation Unit Value at end of
   period                                  $10.522           $9.698           $8.726           $8.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,369            2,328            2,267            1,825
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.545           $8.165           $7.599
  Accumulation Unit Value at end of
   period                                  $10.132           $9.417           $8.545           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,248            1,195              875              456
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.998           $5.946           $5.863           $5.203
  Accumulation Unit Value at end of
   period                                   $6.479           $5.998           $5.946           $5.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,400            1,674            2,125            2,213
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.213           $6.178           $5.795
  Accumulation Unit Value at end of
   period                                   $6.655           $6.213           $6.213           $6.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  300              361              223              149
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.372          $11.951          $11.406
  Accumulation Unit Value at end of
   period                                  $13.893          $13.778          $12.372          $11.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,291            1,416            1,342            1,278
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.759           $7.933           $7.728           $7.854
  Accumulation Unit Value at end of
   period                                   $8.758           $8.759           $7.933           $7.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  931              914              531              289

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.891           $8.265          $11.077          $13.029
  Accumulation Unit Value at end of
   period                                   $7.129           $5.891           $8.265          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,212            1,211            1,084              671
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.281           $8.079           $9.773           $9.418
  Accumulation Unit Value at end of
   period                                   $7.547           $6.281           $8.079           $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,145            1,011              970              536
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.860           $6.909           $8.520               --
  Accumulation Unit Value at end of
   period                                   $5.203           $3.860           $6.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,059            1,395              796               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.672          $12.895          $13.804          $17.516
  Accumulation Unit Value at end of
   period                                  $11.406           $8.672          $12.895          $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,095              919              494              328
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.016           $9.978               --
  Accumulation Unit Value at end of
   period                                  $10.507          $10.251          $10.016               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341              109               38               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.094           $9.947           $9.966               --
  Accumulation Unit Value at end of
   period                                  $10.259          $10.094           $9.947               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               47                6               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.773          $11.961          $10.019               --
  Accumulation Unit Value at end of
   period                                  $16.395          $14.773          $11.961               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150               76               20               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.564          $11.893          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.027          $14.564          $11.893               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               20                5               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.590           $9.468               --
  Accumulation Unit Value at end of
   period                                  $12.815          $11.508          $10.590               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               36               21               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.330          $10.515           $9.454               --
  Accumulation Unit Value at end of
   period                                  $12.510          $11.330          $10.515               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               19                8               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.183          $12.886          $12.741          $11.636
  Accumulation Unit Value at end of
   period                                  $14.539          $14.183          $12.886          $12.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,780            6,059            6,636            6,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $12.606          $12.571          $11.725
  Accumulation Unit Value at end of
   period                                  $13.983          $13.757          $12.606          $12.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,661            1,574            1,390              853

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.169          $10.902          $11.056           $9.159
  Accumulation Unit Value at end of
   period                                  $11.636          $10.169          $10.902          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,267            4,003            1,696              299
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

APP IV-24

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.262          $14.522          $13.842          $12.218
  Accumulation Unit Value at end of
   period                                  $18.322          $17.262          $14.522          $13.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  682              528              355              244
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.743          $14.206          $13.656          $12.278
  Accumulation Unit Value at end of
   period                                  $17.621          $16.743          $14.206          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              172              103               37
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.915          $16.453          $14.424          $12.407
  Accumulation Unit Value at end of
   period                                  $21.911          $19.915          $16.453          $14.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,481            1,299              993              480
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.317          $16.095          $14.230          $12.496
  Accumulation Unit Value at end of
   period                                  $21.072          $19.317          $16.095          $14.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              670              503              221
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.191          $14.763          $13.576          $12.254
  Accumulation Unit Value at end of
   period                                  $17.498          $17.191          $14.763          $13.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,057            6,545            6,334            5,658
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.478          $14.272          $13.236          $12.170
  Accumulation Unit Value at end of
   period                                  $16.631          $16.478          $14.272          $13.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,828            1,650            1,243              618
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.203          $15.992          $12.725          $10.363
  Accumulation Unit Value at end of
   period                                  $25.652          $20.203          $15.992          $12.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  652              720              675              440
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.726          $16.546          $13.279          $11.219
  Accumulation Unit Value at end of
   period                                  $26.095          $20.726          $16.546          $13.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146              122              100               42

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.218               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.407               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.954          $11.476          $10.899           $9.276
  Accumulation Unit Value at end of
   period                                  $12.254           $9.954          $11.476          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,507            3,408            1,632              358
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.853           $6.964           $7.703          $10.600
  Accumulation Unit Value at end of
   period                                  $10.363           $6.853           $6.964           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316              265              119               99
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                                   APP IV-25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.656          $11.432          $10.549           $9.048
  Accumulation Unit Value at end of
   period                                  $15.509          $13.656          $11.432          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,376            2,536            2,492            1,933
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.572          $10.614           $9.878           $8.722
  Accumulation Unit Value at end of
   period                                  $14.157          $12.572          $10.614           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,632            1,679            1,399              824
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.953          $13.391          $13.147          $11.550
  Accumulation Unit Value at end of
   period                                  $17.263          $15.953          $13.391          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78              101              117              140
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.478          $12.257          $12.136          $10.932
  Accumulation Unit Value at end of
   period                                  $15.534          $14.478          $12.257          $12.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.680          $13.087          $12.221          $10.708
  Accumulation Unit Value at end of
   period                                  $15.785          $15.680          $13.087          $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,116            3,386            3,293            2,567
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.551          $12.248          $11.536          $10.391
  Accumulation Unit Value at end of
   period                                  $14.525          $14.551          $12.248          $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,931            1,797            1,427              780

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.957           $8.685          $10.512          $10.669
  Accumulation Unit Value at end of
   period                                   $9.048           $6.957           $8.685          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  729              527              353              156
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.899           $9.462          $10.682          $10.949
  Accumulation Unit Value at end of
   period                                  $11.550           $8.899           $9.462          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  158              180              173              110
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.239          $10.276          $10.586           $9.578
  Accumulation Unit Value at end of
   period                                  $10.708           $8.239          $10.276          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,647            1,056              456              252
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --



(a)  Inception date November 12, 2007.

To obtain a Statement of Additional Information for Series I and Series IR of Hartford Leaders Plus variable annuity, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                SERIES I AND SERIES IR OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $355,689,241; 2006: $303,267,865; and 2005: $294,132,164.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES



As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc., BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance & Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc.,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank Hornor Townsend & Kent, Inc., Horwitz & Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc., Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc., M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments, N.C., Inc., Southwest Securities, Inc., Spectrum Capital, Inc., Spelman & Co., Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



HARTFORD LIFE INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.338           $1.287           $1.178
  Accumulation Unit Value at end of
   period                                   $1.489           $1.490           $1.338           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,631            3,965            4,988            6,087
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.479           $1.330           $1.280           $1.174
  Accumulation Unit Value at end of
   period                                   $1.475           $1.479           $1.330           $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  470              673              601              504
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.475           $1.327           $1.278           $1.172
  Accumulation Unit Value at end of
   period                                   $1.470           $1.475           $1.327           $1.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,507            6,897            7,037            5,086
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.463           $1.318           $1.272           $1.168
  Accumulation Unit Value at end of
   period                                   $1.456           $1.463           $1.318           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,946           10,445           11,931           14,046
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.463           $1.318           $1.272           $1.168
  Accumulation Unit Value at end of
   period                                   $1.456           $1.463           $1.318           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,946           10,445           11,931           14,046
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.312           $1.268           $1.181
  Accumulation Unit Value at end of
   period                                   $1.444           $1.453           $1.312           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,823            4,001            4,345            3,538
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.312           $1.268           $1.166
  Accumulation Unit Value at end of
   period                                   $1.444           $1.453           $1.312           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,823            4,001            4,345            3,538
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.450           $1.309           $1.266           $1.165
  Accumulation Unit Value at end of
   period                                   $1.440           $1.450           $1.309           $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,213            4,242            4,043            3,158
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.444           $1.305           $1.263           $1.179
  Accumulation Unit Value at end of
   period                                   $1.433           $1.444           $1.305           $1.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  688              751              856              859

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.178           $0.896           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,961            2,956              232               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.894           $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.174           $0.894           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  573              534               42               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.894           $1.169           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.172           $0.894           $1.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  464              440              146               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.892           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.168           $0.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,364            1,769               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.892           $1.169           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.168           $0.892           $1.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,364            1,769               97               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.892           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.166           $0.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475               75               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.891           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.165           $0.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  268               41               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.441           $1.303           $1.261           $1.178
  Accumulation Unit Value at end of
   period                                   $1.429           $1.441           $1.303           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              386              516              547
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.441           $1.303           $1.261           $1.163
  Accumulation Unit Value at end of
   period                                   $1.429           $1.441           $1.303           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              386              516              547
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.297           $1.258           $1.176
  Accumulation Unit Value at end of
   period                                   $1.419           $1.432           $1.297           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  575              591              557              339
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.335           $1.247           $1.189
  Accumulation Unit Value at end of
   period                                   $1.538           $1.396           $1.335           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,443            1,504              738              892
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.385           $1.326           $1.241           $1.185
  Accumulation Unit Value at end of
   period                                   $1.523           $1.385           $1.326           $1.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49              146               51               53
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.381           $1.323           $1.239           $1.183
  Accumulation Unit Value at end of
   period                                   $1.519           $1.381           $1.323           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,984            2,381              670              587
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.370           $1.315           $1.233           $1.179
  Accumulation Unit Value at end of
   period                                   $1.504           $1.370           $1.315           $1.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,851            5,291            1,717            1,862
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.370           $1.315           $1.233           $1.179
  Accumulation Unit Value at end of
   period                                   $1.504           $1.370           $1.315           $1.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,851            5,291            1,717            1,862
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.361           $1.308           $1.228           $1.196
  Accumulation Unit Value at end of
   period                                   $1.492           $1.361           $1.308           $1.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,435            1,311              669              511
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.361           $1.308           $1.228           $1.177
  Accumulation Unit Value at end of
   period                                   $1.492           $1.361           $1.308           $1.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,435            1,311              669              511

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.891           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.163           $0.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  422              127               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.933           $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.189           $0.933           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  615              497              222               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.931           $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.185           $0.931           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90               57               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.931           $1.253           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.183           $0.931           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               63              129               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.929           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.179           $0.929               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,730              192               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.929           $1.253           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.179           $0.929           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,730              192               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.177           $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  220               22               --               --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.358           $1.306           $1.227           $1.176
  Accumulation Unit Value at end of
   period                                   $1.488           $1.358           $1.306           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,325            2,155            1,037              504
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.352           $1.301           $1.224           $1.193
  Accumulation Unit Value at end of
   period                                   $1.480           $1.352           $1.301           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  431              442               48              107
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.349           $1.299           $1.222           $1.193
  Accumulation Unit Value at end of
   period                                   $1.476           $1.349           $1.299           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  134              153               21               63
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.349           $1.299           $1.222           $1.174
  Accumulation Unit Value at end of
   period                                   $1.476           $1.349           $1.299           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  134              153               21               63
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.294           $1.219           $1.191
  Accumulation Unit Value at end of
   period                                   $1.466           $1.342           $1.294           $1.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  577              687               11                7
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.549               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.781               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.547               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.777               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.546               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.775               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.544               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.771               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.544               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.771               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.176           $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.174           $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.542               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.542               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.541               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.766               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.540               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.763               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.539               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.539               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.537               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.277           $9.627               --
  Accumulation Unit Value at end of
   period                                  $12.547          $11.798          $10.277               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  620              692               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.765          $10.264           $9.624               --
  Accumulation Unit Value at end of
   period                                  $12.493          $11.765          $10.264               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               13               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.754          $10.260           $9.623               --
  Accumulation Unit Value at end of
   period                                  $12.476          $11.754          $10.260               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,459            2,669                4               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.247           $9.621               --
  Accumulation Unit Value at end of
   period                                  $12.423          $11.722          $10.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  657              760                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.247           $9.621               --
  Accumulation Unit Value at end of
   period                                  $12.423          $11.722          $10.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  657              760                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.234           $9.618               --
  Accumulation Unit Value at end of
   period                                  $12.370          $11.690          $10.234               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  964            1,006               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.234           $9.618               --
  Accumulation Unit Value at end of
   period                                  $12.370          $11.690          $10.234               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  964            1,006               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.679          $10.230           $9.617               --
  Accumulation Unit Value at end of
   period                                  $12.352          $11.679          $10.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,004            1,135                6               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.658          $10.222           $9.616               --
  Accumulation Unit Value at end of
   period                                  $12.317          $11.658          $10.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               64               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.647          $10.217           $9.615               --
  Accumulation Unit Value at end of
   period                                  $12.300          $11.647          $10.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               35               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.647          $10.217           $9.615               --
  Accumulation Unit Value at end of
   period                                  $12.300          $11.647          $10.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               35               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.615          $10.204           $9.612               --
  Accumulation Unit Value at end of
   period                                  $12.248          $11.615          $10.204               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141              148               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.080           $1.080           $1.071
  Accumulation Unit Value at end of
   period                                   $1.151           $1.100           $1.080           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,344           13,911           18,088           16,589

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.077           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.071           $1.077           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,720            9,089              126               --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.092           $1.073           $1.075           $1.067
  Accumulation Unit Value at end of
   period                                   $1.140           $1.092           $1.073           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  748              751              823              798
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.089           $1.071           $1.073           $1.066
  Accumulation Unit Value at end of
   period                                   $1.137           $1.089           $1.071           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               54,991           45,031           34,763           17,412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.064           $1.068           $1.062
  Accumulation Unit Value at end of
   period                                   $1.126           $1.080           $1.064           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,928           20,478           18,324           17,404
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.064           $1.068           $1.062
  Accumulation Unit Value at end of
   period                                   $1.126           $1.080           $1.064           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               23,928           20,478           18,324           17,404
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.059           $1.064           $1.064
  Accumulation Unit Value at end of
   period                                   $1.117           $1.073           $1.059           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,812           18,954           16,034           10,307
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.059           $1.064           $1.060
  Accumulation Unit Value at end of
   period                                   $1.117           $1.073           $1.059           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,812           18,954           16,034           10,307
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.057           $1.063           $1.059
  Accumulation Unit Value at end of
   period                                   $1.114           $1.071           $1.057           $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               27,651           22,211           14,577            5,285
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.066           $1.053           $1.060           $1.062
  Accumulation Unit Value at end of
   period                                   $1.108           $1.066           $1.053           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,291            1,099            1,211            1,068
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.064           $1.052           $1.059           $1.061
  Accumulation Unit Value at end of
   period                                   $1.105           $1.064           $1.052           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  560              465              503              434
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.064           $1.052           $1.059           $1.057
  Accumulation Unit Value at end of
   period                                   $1.105           $1.064           $1.052           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  560              465              503              434

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.075           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.067           $1.075           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  731            1,018               41               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.074           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.066           $1.074           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  370              712               85               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.046               --               --
  Accumulation Unit Value at end of
   period                                   $1.062           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,325            4,407               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.072           $0.998           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.062           $1.072           $0.998               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,325            4,407               10               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.060           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341               89               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.059           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  383               77               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.057           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  295               42               --               --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $1.047           $1.056           $1.060
  Accumulation Unit Value at end of
   period                                   $1.097           $1.058           $1.047           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,415            2,685            1,605              348
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.068           $1.639           $1.413           $1.159
  Accumulation Unit Value at end of
   period                                   $2.333           $2.068           $1.639           $1.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,938              675              839              304
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.051           $1.629           $1.406           $1.155
  Accumulation Unit Value at end of
   period                                   $2.311           $2.051           $1.629           $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               38               38               10
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.046           $1.625           $1.404           $1.153
  Accumulation Unit Value at end of
   period                                   $2.304           $2.046           $1.625           $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,686            2,772            1,923              626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.030           $1.615           $1.397           $1.149
  Accumulation Unit Value at end of
   period                                   $2.283           $2.030           $1.615           $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,358            1,370              993              731
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.030           $1.615           $1.397           $1.149
  Accumulation Unit Value at end of
   period                                   $2.283           $2.030           $1.615           $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,358            1,370              993              731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.016           $1.607           $1.392           $1.181
  Accumulation Unit Value at end of
   period                                   $2.264           $2.016           $1.607           $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,498            1,243            1,818              470
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.016           $1.607           $1.392           $1.147
  Accumulation Unit Value at end of
   period                                   $2.264           $2.016           $1.607           $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,498            1,243            1,818              470
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.012           $1.604           $1.390           $1.146
  Accumulation Unit Value at end of
   period                                   $2.258           $2.012           $1.604           $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,867            3,462            1,519              212
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.003           $1.598           $1.387           $1.178
  Accumulation Unit Value at end of
   period                                   $2.246           $2.003           $1.598           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              102              129              109

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.913           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.159           $0.913           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  184              316               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.911           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.155           $0.911           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               15                6               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.910           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.153           $0.910           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               23               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.908           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.149           $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  434               79               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.908           $1.099           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.149           $0.908           $1.099               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  434               79               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.908           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.147           $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.908           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.146           $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.999           $1.596           $1.385           $1.178
  Accumulation Unit Value at end of
   period                                   $2.240           $1.999           $1.596           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               38               31               35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.999           $1.596           $1.385           $1.144
  Accumulation Unit Value at end of
   period                                   $2.240           $1.999           $1.596           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               38               31               35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.987           $1.589           $1.382           $1.176
  Accumulation Unit Value at end of
   period                                   $2.224           $1.987           $1.589           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  546              312              207                3
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.411          $10.737           $9.451               --
  Accumulation Unit Value at end of
   period                                  $12.980          $11.411          $10.737               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  182              197                3               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.380          $10.723           $9.449               --
  Accumulation Unit Value at end of
   period                                  $12.925          $11.380          $10.723               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.369          $10.719           $9.448               --
  Accumulation Unit Value at end of
   period                                  $12.907          $11.369          $10.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117              111                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.338          $10.705           $9.445               --
  Accumulation Unit Value at end of
   period                                  $12.852          $11.338          $10.705               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  309              325                3               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.338          $10.705           $9.445               --
  Accumulation Unit Value at end of
   period                                  $12.852          $11.338          $10.705               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  309              325                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.307          $10.692           $9.443               --
  Accumulation Unit Value at end of
   period                                  $12.797          $11.307          $10.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128              127                1               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.307          $10.692           $9.443               --
  Accumulation Unit Value at end of
   period                                  $12.797          $11.307          $10.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128              127                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.144           $0.907               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.296          $10.688           $9.442               --
  Accumulation Unit Value at end of
   period                                  $12.779          $11.296          $10.688               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  179              190               13               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.275          $10.679           $9.441               --
  Accumulation Unit Value at end of
   period                                  $12.743          $11.275          $10.679               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               57                1               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.265          $10.674           $9.440               --
  Accumulation Unit Value at end of
   period                                  $12.725          $11.265          $10.674               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               25                4               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.265          $10.674           $9.440               --
  Accumulation Unit Value at end of
   period                                  $12.725          $11.265          $10.674               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               25                4               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.234          $10.661           $9.437               --
  Accumulation Unit Value at end of
   period                                  $12.671          $11.234          $10.661               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               43               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.495           $1.412           $1.261
  Accumulation Unit Value at end of
   period                                   $1.762           $1.635           $1.495           $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,875            4,010            5,481            5,563
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.623           $1.485           $1.405           $1.257
  Accumulation Unit Value at end of
   period                                   $1.746           $1.623           $1.485           $1.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  330              425              457              409
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.618           $1.482           $1.403           $1.255
  Accumulation Unit Value at end of
   period                                   $1.740           $1.618           $1.482           $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,498            8,591            8,284            5,094
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.606           $1.472           $1.396           $1.251
  Accumulation Unit Value at end of
   period                                   $1.724           $1.606           $1.472           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,832           11,984           13,307           13,227
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.606           $1.472           $1.396           $1.251
  Accumulation Unit Value at end of
   period                                   $1.724           $1.606           $1.472           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,832           11,984           13,307           13,227

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.007           $1.152           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.261           $1.007           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,313            1,500               62               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.005           $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.257           $1.005           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  410              272               10               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.004           $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.255           $1.004           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  232              187              170               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.003           $0.955               --               --
  Accumulation Unit Value at end of
   period                                   $1.251           $1.003               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,856            1,682               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.003           $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.251           $1.003           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,856            1,682               52               --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.595           $1.465           $1.391           $1.271
  Accumulation Unit Value at end of
   period                                   $1.710           $1.595           $1.465           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,572            4,515            5,229            3,493
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.595           $1.465           $1.391           $1.248
  Accumulation Unit Value at end of
   period                                   $1.710           $1.595           $1.465           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,572            4,515            5,229            3,493
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.591           $1.462           $1.389           $1.248
  Accumulation Unit Value at end of
   period                                   $1.705           $1.591           $1.462           $1.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,566            5,902            4,687            2,470
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.584           $1.457           $1.386           $1.268
  Accumulation Unit Value at end of
   period                                   $1.696           $1.584           $1.457           $1.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  981            1,026            1,205            1,199
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.581           $1.455           $1.384           $1.267
  Accumulation Unit Value at end of
   period                                   $1.692           $1.581           $1.455           $1.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  387              404              378              414
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.581           $1.455           $1.384           $1.245
  Accumulation Unit Value at end of
   period                                   $1.692           $1.581           $1.455           $1.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  387              404              378              414
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.572           $1.449           $1.380           $1.265
  Accumulation Unit Value at end of
   period                                   $1.680           $1.572           $1.449           $1.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  911              867              492              184
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.341          $11.605          $10.783
  Accumulation Unit Value at end of
   period                                  $14.750          $14.256          $12.341          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150               90               80               43
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.187          $12.300          $11.584          $10.780
  Accumulation Unit Value at end of
   period                                  $14.657          $14.187          $12.300          $11.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                2                3                2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.165          $12.287          $11.577          $10.779
  Accumulation Unit Value at end of
   period                                  $14.626          $14.165          $12.287          $11.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274              193              139               99

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.002           $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.248           $1.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377               62               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.002           $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.248           $1.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132               38               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.001           $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.245           $1.001               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258               35               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.286               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.783               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.285               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.780               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.285               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.779               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.097          $12.246          $11.556          $10.775
  Accumulation Unit Value at end of
   period                                  $14.534          $14.097          $12.246          $11.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  228              159              118               57
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.097          $12.246          $11.556          $10.775
  Accumulation Unit Value at end of
   period                                  $14.534          $14.097          $12.246          $11.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  228              159              118               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.205          $11.535          $11.054
  Accumulation Unit Value at end of
   period                                  $14.443          $14.029          $12.205          $11.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              109               81               74
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.205          $11.535          $10.772
  Accumulation Unit Value at end of
   period                                  $14.443          $14.029          $12.205          $11.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              109               81               74
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.007          $12.192          $11.528          $10.771
  Accumulation Unit Value at end of
   period                                  $14.413          $14.007          $12.192          $11.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  345              281              197               91
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.962          $12.165          $11.514          $11.049
  Accumulation Unit Value at end of
   period                                  $14.352          $13.962          $12.165          $11.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               14               10                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.939          $12.152          $11.507          $11.048
  Accumulation Unit Value at end of
   period                                  $14.322          $13.939          $12.152          $11.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.939          $12.152          $11.507          $10.768
  Accumulation Unit Value at end of
   period                                  $14.322          $13.939          $12.152          $11.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.875          $12.114          $11.489          $11.045
  Accumulation Unit Value at end of
   period                                  $14.235          $13.875          $12.114          $11.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               41               20                4
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.202          $11.705          $10.903          $10.231
  Accumulation Unit Value at end of
   period                                  $13.836          $13.202          $11.705          $10.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,717            2,743            2,789            2,488

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.284               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.775               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.284               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.775               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.283               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.772               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.283               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.771               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.282               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.768               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.544           $9.913          $10.026           $9.185
  Accumulation Unit Value at end of
   period                                  $10.231           $8.544           $9.913          $10.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,791            1,239              581              285

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.059          $11.596          $10.818          $10.166
  Accumulation Unit Value at end of
   period                                  $13.666          $13.059          $11.596          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              164              160              174
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.360          $11.869          $11.078          $10.416
  Accumulation Unit Value at end of
   period                                  $13.974          $13.360          $11.869          $11.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,554            5,527            4,840            3,024
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.905          $11.482          $10.733          $10.107
  Accumulation Unit Value at end of
   period                                  $13.478          $12.905          $11.482          $10.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,238            3,366            3,246            3,421
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.905          $11.482          $10.733          $10.107
  Accumulation Unit Value at end of
   period                                  $13.478          $12.905          $11.482          $10.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,238            3,366            3,246            3,421
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.424          $10.694          $10.151
  Accumulation Unit Value at end of
   period                                  $13.369          $12.820          $11.424          $10.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,392            2,550            2,650            2,164
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.424          $10.694          $10.086
  Accumulation Unit Value at end of
   period                                  $13.369          $12.820          $11.424          $10.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,392            2,550            2,650            2,164
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.791          $11.404          $10.681          $10.078
  Accumulation Unit Value at end of
   period                                  $13.333          $12.791          $11.404          $10.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,124            2,710            1,947              981
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.062          $11.657          $10.930          $10.389
  Accumulation Unit Value at end of
   period                                  $13.602          $13.062          $11.657          $10.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              193              190              195
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.707          $11.346          $10.643          $10.121
  Accumulation Unit Value at end of
   period                                  $13.225          $12.707          $11.346          $10.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              131              130              124
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.707          $11.346          $10.643          $10.057
  Accumulation Unit Value at end of
   period                                  $13.225          $12.707          $11.346          $10.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114              131              130              124

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.502           $9.880          $10.008           $9.179
  Accumulation Unit Value at end of
   period                                  $10.166           $8.502           $9.880          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              128               54                7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.716          $10.133          $10.477               --
  Accumulation Unit Value at end of
   period                                  $10.416           $8.716          $10.133               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  301              345               66               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.470           $8.391               --               --
  Accumulation Unit Value at end of
   period                                  $10.107           $8.470               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,812              534               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.470           $9.861          $10.210               --
  Accumulation Unit Value at end of
   period                                  $10.107           $8.470           $9.861               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,812              534               66               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.464           $8.391               --               --
  Accumulation Unit Value at end of
   period                                  $10.086           $8.464               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  211               17               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.463           $8.391               --               --
  Accumulation Unit Value at end of
   period                                  $10.078           $8.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.457           $8.390               --               --
  Accumulation Unit Value at end of
   period                                  $10.057           $8.457               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104               12               --               --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.961          $11.590          $10.888          $10.368
  Accumulation Unit Value at end of
   period                                  $13.469          $12.961          $11.590          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  370              358              302              141
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.040           $0.986           $0.913
  Accumulation Unit Value at end of
   period                                   $1.205           $1.201           $1.040           $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,599           16,259           16,004           14,944
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.191           $1.033           $0.981           $0.910
  Accumulation Unit Value at end of
   period                                   $1.194           $1.191           $1.033           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  752              904              948              984
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.031           $0.979           $0.909
  Accumulation Unit Value at end of
   period                                   $1.190           $1.188           $1.031           $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               26,898           26,457           23,435           14,674
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.178           $1.024           $0.974           $0.905
  Accumulation Unit Value at end of
   period                                   $1.178           $1.178           $1.024           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,667           24,866           26,020           27,652
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.178           $1.024           $0.974           $0.905
  Accumulation Unit Value at end of
   period                                   $1.178           $1.178           $1.024           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,667           24,866           26,020           27,652
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.018           $0.970           $0.919
  Accumulation Unit Value at end of
   period                                   $1.169           $1.170           $1.018           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,387           10,568           11,082            8,662
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.018           $0.970           $0.903
  Accumulation Unit Value at end of
   period                                   $1.169           $1.170           $1.018           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,387           10,568           11,082            8,662
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.017           $0.969           $0.903
  Accumulation Unit Value at end of
   period                                   $1.166           $1.168           $1.017           $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,424           13,535            8,951            4,892
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.162           $1.013           $0.967           $0.917
  Accumulation Unit Value at end of
   period                                   $1.159           $1.162           $1.013           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,021            2,217            2,293            2,338

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.710           $0.939           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.913           $0.710           $0.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,119            6,673            1,022               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.709           $0.938           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.910           $0.709           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  792              610               68               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.708           $0.938           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.909           $0.708           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,756            1,831              670               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.905           $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,376            5,142               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.937           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.905           $0.706           $0.937               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,376            5,142              524               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.903           $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,276              156               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.903           $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  990              346               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.011           $0.966           $0.916
  Accumulation Unit Value at end of
   period                                   $1.156           $1.160           $1.011           $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,218            1,639            2,011            2,058
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.011           $0.966           $0.901
  Accumulation Unit Value at end of
   period                                   $1.156           $1.160           $1.011           $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,218            1,639            2,011            2,058
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.007           $0.963           $0.915
  Accumulation Unit Value at end of
   period                                   $1.148           $1.153           $1.007           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,044            2,731            2,192              849
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.769          $13.084          $13.094          $12.592
  Accumulation Unit Value at end of
   period                                  $13.994          $13.769          $13.084          $13.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,156            2,165            2,216            2,203
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.620          $12.962          $12.991          $12.512
  Accumulation Unit Value at end of
   period                                  $13.822          $13.620          $12.962          $12.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              173              173              200
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.147          $12.518          $12.553          $12.096
  Accumulation Unit Value at end of
   period                                  $13.336          $13.147          $12.518          $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,635            3,352            2,749            1,471
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.460          $12.835          $12.890          $12.439
  Accumulation Unit Value at end of
   period                                  $13.632          $13.460          $12.835          $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,606            2,676            2,601            2,546
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.460          $12.835          $12.890          $12.439
  Accumulation Unit Value at end of
   period                                  $13.632          $13.460          $12.835          $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,606            2,676            2,601            2,546
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.371          $12.769          $12.843          $12.500
  Accumulation Unit Value at end of
   period                                  $13.522          $13.371          $12.769          $12.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,470            1,363            1,300            1,000
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.371          $12.769          $12.843          $12.412
  Accumulation Unit Value at end of
   period                                  $13.522          $13.371          $12.769          $12.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,470            1,363            1,300            1,000

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.705           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.901           $0.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,302              119               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.349          $11.089          $10.424          $10.187
  Accumulation Unit Value at end of
   period                                  $12.592          $11.349          $11.089          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,834            1,425              752              334
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.293          $11.051          $10.405          $10.181
  Accumulation Unit Value at end of
   period                                  $12.512          $11.293          $11.051          $10.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  185              184              108               48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.923          $10.695          $10.346               --
  Accumulation Unit Value at end of
   period                                  $12.096          $10.923          $10.695               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  223              237               96               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.250          $10.521               --               --
  Accumulation Unit Value at end of
   period                                  $12.439          $11.250               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,068              501               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.250          $11.031          $10.686               --
  Accumulation Unit Value at end of
   period                                  $12.439          $11.250          $11.031               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,068              501              128               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.243          $10.520               --               --
  Accumulation Unit Value at end of
   period                                  $12.412          $11.243               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               15               --               --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.341          $12.748          $12.827          $12.404
  Accumulation Unit Value at end of
   period                                  $13.485          $13.341          $12.748          $12.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,328            1,917            1,280              585
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.855          $12.295          $12.384          $12.071
  Accumulation Unit Value at end of
   period                                  $12.980          $12.855          $12.295          $12.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132              146              149              145
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.253          $12.682          $12.781          $12.463
  Accumulation Unit Value at end of
   period                                  $13.376          $13.253          $12.682          $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               91               91              113
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.253          $12.682          $12.781          $12.377
  Accumulation Unit Value at end of
   period                                  $13.376          $13.253          $12.682          $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94               91               91              113
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.755          $12.224          $12.337          $12.047
  Accumulation Unit Value at end of
   period                                  $12.854          $12.755          $12.224          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  257              193              127               51
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.199          $10.025               --               --
  Accumulation Unit Value at end of
   period                                  $10.958          $10.199               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  225                8               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.196          $10.024               --               --
  Accumulation Unit Value at end of
   period                                  $10.938          $10.196               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.194          $10.023               --               --
  Accumulation Unit Value at end of
   period                                  $10.931          $10.194               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  351               16               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.191          $10.022               --               --
  Accumulation Unit Value at end of
   period                                  $10.911          $10.191               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               39               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.191          $10.022               --               --
  Accumulation Unit Value at end of
   period                                  $10.911          $10.191               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  139               39               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.241          $10.520               --               --
  Accumulation Unit Value at end of
   period                                  $12.404          $11.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               18               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.234          $10.520               --               --
  Accumulation Unit Value at end of
   period                                  $12.377          $11.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105               27               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.187          $10.021               --               --
  Accumulation Unit Value at end of
   period                                  $10.890          $10.187               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               29               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.187          $10.021               --               --
  Accumulation Unit Value at end of
   period                                  $10.890          $10.187               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               29               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186          $10.020               --               --
  Accumulation Unit Value at end of
   period                                  $10.884          $10.186               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306               46               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.183          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $10.870          $10.183               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.182          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $10.863          $10.182               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.182          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $10.863          $10.182               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.178          $10.017               --               --
  Accumulation Unit Value at end of
   period                                  $10.843          $10.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.897           $9.988               --               --
  Accumulation Unit Value at end of
   period                                  $12.076          $10.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  587              128               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.885           $9.987               --               --
  Accumulation Unit Value at end of
   period                                  $12.045          $10.885               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                5               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.881           $9.987               --               --
  Accumulation Unit Value at end of
   period                                  $12.034          $10.881               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,822              775               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.868           $9.986               --               --
  Accumulation Unit Value at end of
   period                                  $12.003          $10.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  715              194               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.868           $9.986               --               --
  Accumulation Unit Value at end of
   period                                  $12.003          $10.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  715              194               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.856           $9.985               --               --
  Accumulation Unit Value at end of
   period                                  $11.972          $10.856               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              154               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.856           $9.985               --               --
  Accumulation Unit Value at end of
   period                                  $11.972          $10.856               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308              154               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.852           $9.984               --               --
  Accumulation Unit Value at end of
   period                                  $11.961          $10.852               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,216              492               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.844           $9.984               --               --
  Accumulation Unit Value at end of
   period                                  $11.941          $10.844               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               15               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.840           $9.983               --               --
  Accumulation Unit Value at end of
   period                                  $11.930          $10.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               13               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.840           $9.983               --               --
  Accumulation Unit Value at end of
   period                                  $11.930          $10.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               13               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.828           $9.982               --               --
  Accumulation Unit Value at end of
   period                                  $11.899          $10.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  198               20               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.585          $13.157          $11.725          $10.504
  Accumulation Unit Value at end of
   period                                  $17.607          $15.585          $13.157          $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              822              826              707

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.894           $9.402          $11.143          $16.074
  Accumulation Unit Value at end of
   period                                  $10.504           $7.894           $9.402          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  627              840              493              373

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.417          $13.034          $11.634          $10.437
  Accumulation Unit Value at end of
   period                                  $17.390          $15.417          $13.034          $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               80               81               74
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.013          $10.161           $9.074           $8.145
  Accumulation Unit Value at end of
   period                                  $13.543          $12.013          $10.161           $9.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,625            1,378            1,049              553
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.235          $12.907          $11.543          $10.376
  Accumulation Unit Value at end of
   period                                  $17.151          $15.235          $12.907          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  768              781              749              664
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.235          $12.907          $11.543          $10.376
  Accumulation Unit Value at end of
   period                                  $17.151          $15.235          $12.907          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  768              781              749              664
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.135          $12.841          $11.501          $10.499
  Accumulation Unit Value at end of
   period                                  $17.012          $15.135          $12.841          $11.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  463              421              415              348
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.135          $12.841          $11.501          $10.354
  Accumulation Unit Value at end of
   period                                  $17.012          $15.135          $12.841          $11.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  463              421              415              348
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.101          $12.819          $11.487          $10.347
  Accumulation Unit Value at end of
   period                                  $16.966          $15.101          $12.819          $11.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  782              635              355              169
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.745           $9.980           $8.952           $8.183
  Accumulation Unit Value at end of
   period                                  $13.183          $11.745           $9.980           $8.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               39               47               42
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.002          $12.753          $11.445          $10.467
  Accumulation Unit Value at end of
   period                                  $16.829          $15.002          $12.753          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               30               33               33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.002          $12.753          $11.445          $10.325
  Accumulation Unit Value at end of
   period                                  $16.829          $15.002          $12.753          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               30               33               33

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.855           $9.370          $11.122          $16.064
  Accumulation Unit Value at end of
   period                                  $10.437           $7.855           $9.370          $11.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               81               56               56
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.133           $7.319           $9.183               --
  Accumulation Unit Value at end of
   period                                   $8.145           $6.133           $7.319               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106              134               48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.825           $7.297               --               --
  Accumulation Unit Value at end of
   period                                  $10.376           $7.825               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  548              172               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.825           $9.353          $11.751               --
  Accumulation Unit Value at end of
   period                                  $10.376           $7.825           $9.353               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  548              172               48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.820           $7.296               --               --
  Accumulation Unit Value at end of
   period                                  $10.354           $7.820               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.819           $7.296               --               --
  Accumulation Unit Value at end of
   period                                  $10.347           $7.819               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.814           $7.296               --               --
  Accumulation Unit Value at end of
   period                                  $10.325           $7.814               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                1               --               --

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690           $9.102           $8.181           $7.492
  Accumulation Unit Value at end of
   period                                  $11.975          $10.690           $9.102           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  193              159              135               45
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.843          $17.081          $13.853          $11.651
  Accumulation Unit Value at end of
   period                                  $24.896          $20.843          $17.081          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  406              460              441              371
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.618          $16.922          $13.745          $11.577
  Accumulation Unit Value at end of
   period                                  $24.590          $20.618          $16.922          $13.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               27               28               26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.282          $12.549          $10.198           $8.594
  Accumulation Unit Value at end of
   period                                  $18.216          $15.282          $12.549          $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,367            1,285              987              519
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.375          $16.756          $13.637          $11.509
  Accumulation Unit Value at end of
   period                                  $24.251          $20.375          $16.756          $13.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  572              590              559              576
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.375          $16.756          $13.637          $11.509
  Accumulation Unit Value at end of
   period                                  $24.251          $20.375          $16.756          $13.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  572              590              559              576
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.241          $16.671          $13.588          $11.953
  Accumulation Unit Value at end of
   period                                  $24.055          $20.241          $16.671          $13.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              418              454              297
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.241          $16.671          $13.588          $11.485
  Accumulation Unit Value at end of
   period                                  $24.055          $20.241          $16.671          $13.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              418              454              297
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.196          $16.642          $13.572          $11.477
  Accumulation Unit Value at end of
   period                                  $23.990          $20.196          $16.642          $13.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  644              584              315              116
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.942          $12.325          $10.061           $8.863
  Accumulation Unit Value at end of
   period                                  $17.731          $14.942          $12.325          $10.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               52               62               53

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.715           $9.689          $11.304          $17.949
  Accumulation Unit Value at end of
   period                                  $11.651           $7.715           $9.689          $11.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              296              276              222
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.677           $9.657          $11.283          $17.937
  Accumulation Unit Value at end of
   period                                  $11.577           $7.677           $9.657          $11.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               33               36               31
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.702           $7.175           $8.752               --
  Accumulation Unit Value at end of
   period                                   $8.594           $5.702           $7.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                9                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.648           $7.602               --               --
  Accumulation Unit Value at end of
   period                                  $11.509           $7.648               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426               82               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.648           $9.639          $11.773               --
  Accumulation Unit Value at end of
   period                                  $11.509           $7.648           $9.639               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426               82               14               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.643           $7.601               --               --
  Accumulation Unit Value at end of
   period                                  $11.485           $7.643               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.641           $7.601               --               --
  Accumulation Unit Value at end of
   period                                  $11.477           $7.641               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.063          $16.557          $13.522          $11.918
  Accumulation Unit Value at end of
   period                                  $23.796          $20.063          $16.557          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               23               23               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.063          $16.557          $13.522          $11.452
  Accumulation Unit Value at end of
   period                                  $23.796          $20.063          $16.557          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               23               23               26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.634          $12.095           $9.893           $8.731
  Accumulation Unit Value at end of
   period                                  $17.331          $14.634          $12.095           $9.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              141               89               33
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.181          $13.080          $11.445          $10.342
  Accumulation Unit Value at end of
   period                                  $15.671          $14.181          $13.080          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,517            5,731            5,724            5,624
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.027          $12.958          $11.355          $10.277
  Accumulation Unit Value at end of
   period                                  $15.478          $14.027          $12.958          $11.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  336              414              414              442
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.792           $9.050           $7.934           $7.184
  Accumulation Unit Value at end of
   period                                  $10.799           $9.792           $9.050           $7.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,944           19,287           15,190            8,603
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.862          $12.831          $11.266          $10.217
  Accumulation Unit Value at end of
   period                                  $15.265          $13.862          $12.831          $11.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,520            8,035            8,338            8,451
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.862          $12.831          $11.266          $10.217
  Accumulation Unit Value at end of
   period                                  $15.265          $13.862          $12.831          $11.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,520            8,035            8,338            8,451
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.770          $12.765          $11.225          $10.443
  Accumulation Unit Value at end of
   period                                  $15.142          $13.770          $12.765          $11.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,458            4,490            4,456            3,122
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.770          $12.765          $11.225          $10.195
  Accumulation Unit Value at end of
   period                                  $15.142          $13.770          $12.765          $11.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,458            4,490            4,456            3,122

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.637           $7.601               --               --
  Accumulation Unit Value at end of
   period                                  $11.452           $7.637               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.686          $10.343          $12.847          $14.655
  Accumulation Unit Value at end of
   period                                  $10.342           $7.686          $10.343          $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,619            3,807            3,157            2,066
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.648          $10.308          $12.823          $14.646
  Accumulation Unit Value at end of
   period                                  $10.277           $7.648          $10.308          $12.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  507              470              372              163
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.349           $7.213           $9.525               --
  Accumulation Unit Value at end of
   period                                   $7.184           $5.349           $7.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  600              576              472               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.619           $6.922               --               --
  Accumulation Unit Value at end of
   period                                  $10.217           $7.619               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,382            1,235               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.619          $10.289          $13.605               --
  Accumulation Unit Value at end of
   period                                  $10.217           $7.619          $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,382            1,235              295               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.614           $6.922               --               --
  Accumulation Unit Value at end of
   period                                  $10.195           $7.614               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  244               47               --               --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.740          $12.744          $11.212          $10.188
  Accumulation Unit Value at end of
   period                                  $15.101          $13.740          $12.744          $11.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,106            6,984            4,771            2,146
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.574           $8.888           $7.827           $7.292
  Accumulation Unit Value at end of
   period                                  $10.511           $9.574           $8.888           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  488              541              617              665
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.649          $12.678          $11.171          $10.412
  Accumulation Unit Value at end of
   period                                  $14.979          $13.649          $12.678          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377              425              466              510
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.649          $12.678          $11.171          $10.166
  Accumulation Unit Value at end of
   period                                  $14.979          $13.649          $12.678          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  377              425              466              510
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.535           $8.870           $7.827           $7.305
  Accumulation Unit Value at end of
   period                                  $10.448           $9.535           $8.870           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,670            1,566            1,108              469
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.750          $12.134          $11.656          $10.736
  Accumulation Unit Value at end of
   period                                  $14.207          $13.750          $12.134          $11.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,872            6,112            6,117            6,094
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.601          $12.020          $11.564          $10.668
  Accumulation Unit Value at end of
   period                                  $14.032          $13.601          $12.020          $11.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331              441              454              469
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.798          $12.201          $11.744          $10.839
  Accumulation Unit Value at end of
   period                                  $14.228          $13.798          $12.201          $11.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,663           14,817           11,884            6,349
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.441          $11.903          $11.474          $10.605
  Accumulation Unit Value at end of
   period                                  $13.839          $13.441          $11.903          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,054            7,548            7,581            7,823
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.441          $11.903          $11.474          $10.605
  Accumulation Unit Value at end of
   period                                  $13.839          $13.441          $11.903          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,054            7,548            7,581            7,823

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.612           $6.922               --               --
  Accumulation Unit Value at end of
   period                                  $10.188           $7.612               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  200               54               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.608           $6.921               --               --
  Accumulation Unit Value at end of
   period                                  $10.166           $7.608               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327               36               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.242          $10.261          $10.172           $9.277
  Accumulation Unit Value at end of
   period                                  $10.736           $8.242          $10.261          $10.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,994            4,634            3,393            1,979
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.202          $10.227          $10.153           $9.271
  Accumulation Unit Value at end of
   period                                  $10.668           $8.202          $10.227          $10.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  515              455              405              200
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.337          $10.401          $10.745               --
  Accumulation Unit Value at end of
   period                                  $10.839           $8.337          $10.401               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  466              436              266               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.170           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.605           $8.170               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,950            1,351               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.170          $10.208          $10.560               --
  Accumulation Unit Value at end of
   period                                  $10.605           $8.170          $10.208               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,950            1,351              403               --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.352          $11.842          $11.432          $10.801
  Accumulation Unit Value at end of
   period                                  $13.727          $13.352          $11.842          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,830            4,880            4,875            3,306
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.352          $11.842          $11.432          $10.583
  Accumulation Unit Value at end of
   period                                  $13.727          $13.352          $11.842          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,830            4,880            4,875            3,306
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.323          $11.822          $11.419          $10.575
  Accumulation Unit Value at end of
   period                                  $13.690          $13.323          $11.822          $11.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,491            6,599            4,717            2,090
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.491          $11.983          $11.586          $10.961
  Accumulation Unit Value at end of
   period                                  $13.849          $13.491          $11.983          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  320              424              473              501
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.235          $11.761          $11.377          $10.769
  Accumulation Unit Value at end of
   period                                  $13.579          $13.235          $11.761          $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              341              373              378
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.235          $11.761          $11.377          $10.553
  Accumulation Unit Value at end of
   period                                  $13.579          $13.235          $11.761          $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              341              373              378
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.581          $12.087          $11.710          $11.099
  Accumulation Unit Value at end of
   period                                  $13.914          $13.581          $12.087          $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,171            1,130              860              319
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.137          $13.788          $11.537           $9.830
  Accumulation Unit Value at end of
   period                                  $19.051          $16.137          $13.788          $11.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,686            1,740            1,599            1,433
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.962          $13.660          $11.446           $9.767
  Accumulation Unit Value at end of
   period                                  $18.816          $15.962          $13.660          $11.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               97              106              104
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.215          $10.458           $8.768           $7.486
  Accumulation Unit Value at end of
   period                                  $14.392          $12.215          $10.458           $8.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,961            4,877            3,697            2,068

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.165           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.583           $8.165               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  274               33               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.163           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.575           $8.163               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  252               65               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.158           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.553           $8.158               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217               29               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.410           $8.847          $11.227          $17.289
  Accumulation Unit Value at end of
   period                                   $9.830           $7.410           $8.847          $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  992            1,231            1,362              657
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.374           $8.817          $11.206          $17.278
  Accumulation Unit Value at end of
   period                                   $9.767           $7.374           $8.817          $11.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  118              112              117               75
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.654           $6.764           $8.902               --
  Accumulation Unit Value at end of
   period                                   $7.486           $5.654           $6.764               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               42               55               --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.774          $13.526          $11.357           $9.710
  Accumulation Unit Value at end of
   period                                  $18.558          $15.774          $13.526          $11.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,535            1,665            1,539            1,361
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.774          $13.526          $11.357           $9.710
  Accumulation Unit Value at end of
   period                                  $18.558          $15.774          $13.526          $11.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,535            1,665            1,539            1,361
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.670          $13.457          $11.316           $9.882
  Accumulation Unit Value at end of
   period                                  $18.408          $15.670          $13.457          $11.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,204            1,268            1,086              825
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.670          $13.457          $11.316           $9.690
  Accumulation Unit Value at end of
   period                                  $18.408          $15.670          $13.457          $11.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,204            1,268            1,086              825
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.635          $13.434          $11.302           $9.683
  Accumulation Unit Value at end of
   period                                  $18.358          $15.635          $13.434          $11.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,620            1,579              939              429
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.943          $10.271           $8.650           $7.565
  Accumulation Unit Value at end of
   period                                  $14.008          $11.943          $10.271           $8.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               73              116              124
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.532          $13.365          $11.261           $9.852
  Accumulation Unit Value at end of
   period                                  $18.209          $15.532          $13.365          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               84               79               75
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.532          $13.365          $11.261           $9.662
  Accumulation Unit Value at end of
   period                                  $18.209          $15.532          $13.365          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               84               79               75
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.834           $9.336           $7.878           $6.902
  Accumulation Unit Value at end of
   period                                  $12.682          $10.834           $9.336           $7.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              366              205               65
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.665          $16.611          $13.987          $11.970
  Accumulation Unit Value at end of
   period                                  $28.176          $21.665          $16.611          $13.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  288              256              198              172

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.346           $7.128               --               --
  Accumulation Unit Value at end of
   period                                   $9.710           $7.346               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,040              220               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.346           $8.801          $11.599               --
  Accumulation Unit Value at end of
   period                                   $9.710           $7.346           $8.801               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,040              220               62               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.341           $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $9.690           $7.341               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54                5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.340           $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $9.683           $7.340               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               24               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.335           $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $9.662           $7.335               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               14               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.743           $9.422           $9.999          $12.616
  Accumulation Unit Value at end of
   period                                  $11.970           $8.743           $9.422           $9.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              110              101               92

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.431          $16.456          $13.877          $11.893
  Accumulation Unit Value at end of
   period                                  $27.829          $21.431          $16.456          $13.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               23               24               16
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.273          $15.575          $13.140          $11.267
  Accumulation Unit Value at end of
   period                                  $26.312          $20.273          $15.575          $13.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  919              700              414              144
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.179          $16.295          $13.769          $11.824
  Accumulation Unit Value at end of
   period                                  $27.447          $21.179          $16.295          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              413              334              270
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.179          $16.295          $13.769          $11.824
  Accumulation Unit Value at end of
   period                                  $27.447          $21.179          $16.295          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              413              334              270
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.039          $16.212          $13.719          $11.966
  Accumulation Unit Value at end of
   period                                  $27.225          $21.039          $16.212          $13.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              172              155               83
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.039          $16.212          $13.719          $11.799
  Accumulation Unit Value at end of
   period                                  $27.225          $21.039          $16.212          $13.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218              172              155               83
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.993          $16.184          $13.702          $11.791
  Accumulation Unit Value at end of
   period                                  $27.151          $20.993          $16.184          $13.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  566              354              176               64
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.822          $15.297          $12.964          $11.323
  Accumulation Unit Value at end of
   period                                  $25.611          $19.822          $15.297          $12.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               31               30               30
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.854          $16.101          $13.653          $11.930
  Accumulation Unit Value at end of
   period                                  $26.931          $20.854          $16.101          $13.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                8                5                6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.854          $16.101          $13.653          $11.766
  Accumulation Unit Value at end of
   period                                  $26.931          $20.854          $16.101          $13.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                8                5                6

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.701           $9.391           $9.980          $12.607
  Accumulation Unit Value at end of
   period                                  $11.893           $8.701           $9.391           $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                8                4                4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.247           $8.905           $9.926               --
  Accumulation Unit Value at end of
   period                                  $11.267           $8.247           $8.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               15               11               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.667           $8.438               --               --
  Accumulation Unit Value at end of
   period                                  $11.824           $8.667               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  221               53               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.667           $9.373          $10.462               --
  Accumulation Unit Value at end of
   period                                  $11.824           $8.667           $9.373               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  221               53                4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.662           $8.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.799           $8.662               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.660           $8.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.791           $8.660               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.655           $8.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.766           $8.655               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               --               --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.668          $15.208          $12.915          $11.301
  Accumulation Unit Value at end of
   period                                  $25.361          $19.668          $15.208          $12.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111               87               48               17
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.818          $10.454           $9.404               --
  Accumulation Unit Value at end of
   period                                  $12.165          $10.818          $10.454               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               80               12               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.788          $10.441           $9.401               --
  Accumulation Unit Value at end of
   period                                  $12.113          $10.788          $10.441               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                2                1               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.778          $10.437           $9.400               --
  Accumulation Unit Value at end of
   period                                  $12.096          $10.778          $10.437               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              360              229               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.749          $10.424           $9.398               --
  Accumulation Unit Value at end of
   period                                  $12.045          $10.749          $10.424               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               37               16               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.749          $10.424           $9.398               --
  Accumulation Unit Value at end of
   period                                  $12.045          $10.749          $10.424               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   64               37               16               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.719          $10.411           $9.396               --
  Accumulation Unit Value at end of
   period                                  $11.994          $10.719          $10.411               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               82               30               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.719          $10.411           $9.396               --
  Accumulation Unit Value at end of
   period                                  $11.994          $10.719          $10.411               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               82               30               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.709          $10.406           $9.395               --
  Accumulation Unit Value at end of
   period                                  $11.977          $10.709          $10.406               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  186              173              106               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690          $10.398           $9.393               --
  Accumulation Unit Value at end of
   period                                  $11.943          $10.690          $10.398               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.680          $10.393           $9.392               --
  Accumulation Unit Value at end of
   period                                  $11.926          $10.680          $10.393               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.680          $10.393           $9.392               --
  Accumulation Unit Value at end of
   period                                  $11.926          $10.680          $10.393               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.651          $10.380           $9.390               --
  Accumulation Unit Value at end of
   period                                  $11.875          $10.651          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               25               15               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $27.912          $23.531          $21.082          $16.261
  Accumulation Unit Value at end of
   period                                  $21.727          $27.912          $23.531          $21.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               66               75               94
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $27.610          $23.312          $20.916          $16.158
  Accumulation Unit Value at end of
   period                                  $21.460          $27.610          $23.312          $20.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               15               16               14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $25.271          $21.348          $19.164          $14.811
  Accumulation Unit Value at end of
   period                                  $19.632          $25.271          $21.348          $19.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               14               16               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.285          $23.083          $20.753          $16.064
  Accumulation Unit Value at end of
   period                                  $21.165          $27.285          $23.083          $20.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                7                7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $27.285          $23.083          $20.753          $16.064
  Accumulation Unit Value at end of
   period                                  $21.165          $27.285          $23.083          $20.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.105          $22.966          $20.678          $16.570
  Accumulation Unit Value at end of
   period                                  $20.993          $27.105          $22.966          $20.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.105          $22.966          $20.678          $16.030
  Accumulation Unit Value at end of
   period                                  $20.993          $27.105          $22.966          $20.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.178          $12.129          $11.430           $8.568
  Accumulation Unit Value at end of
   period                                  $16.261          $12.178          $12.129          $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  104              104               77               30
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.119          $12.088          $11.408           $8.562
  Accumulation Unit Value at end of
   period                                  $16.158          $12.119          $12.088          $11.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               13                7                5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.114          $11.092          $10.657               --
  Accumulation Unit Value at end of
   period                                  $14.811          $11.114          $11.092               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               25               22               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.072          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $16.064          $12.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               10               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.072          $12.066          $11.609               --
  Accumulation Unit Value at end of
   period                                  $16.064          $12.072          $12.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               10                9               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.065          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $16.030          $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $27.045          $22.926          $20.653          $16.018
  Accumulation Unit Value at end of
   period                                  $20.937          $27.045          $22.926          $20.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.717          $20.974          $18.913          $15.176
  Accumulation Unit Value at end of
   period                                  $19.115          $24.717          $20.974          $18.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $26.866          $22.809          $20.578          $16.520
  Accumulation Unit Value at end of
   period                                  $20.767          $26.866          $22.809          $20.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $26.866          $22.809          $20.578          $15.984
  Accumulation Unit Value at end of
   period                                  $20.767          $26.866          $22.809          $20.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.517          $20.846          $18.835          $15.142
  Accumulation Unit Value at end of
   period                                  $18.923          $24.517          $20.846          $18.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.564          $13.382          $13.390          $11.956
  Accumulation Unit Value at end of
   period                                  $15.884          $15.564          $13.382          $13.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,803            2,930            2,223            1,574
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.455          $13.308          $13.336          $11.926
  Accumulation Unit Value at end of
   period                                  $15.750          $15.455          $13.308          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               69               54               55
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.419          $13.284          $13.318          $11.916
  Accumulation Unit Value at end of
   period                                  $15.705          $15.419          $13.284          $13.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,166           19,327           15,603            7,079
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.312          $13.211          $13.265          $11.886
  Accumulation Unit Value at end of
   period                                  $15.572          $15.312          $13.211          $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,744            3,456            3,030            2,790
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.312          $13.211          $13.265          $11.886
  Accumulation Unit Value at end of
   period                                  $15.572          $15.312          $13.211          $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,744            3,456            3,030            2,790

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.062          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $16.018          $12.062               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.054          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $15.984          $12.054               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.228           $9.950               --               --
  Accumulation Unit Value at end of
   period                                  $11.956           $9.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  689              110               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.218           $9.948               --               --
  Accumulation Unit Value at end of
   period                                  $11.926           $9.218               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   50               18               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.215           $9.948               --               --
  Accumulation Unit Value at end of
   period                                  $11.916           $9.215               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16                9               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.206           $8.645               --               --
  Accumulation Unit Value at end of
   period                                  $11.886           $9.206               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,172              202               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.206           $9.947               --               --
  Accumulation Unit Value at end of
   period                                  $11.886           $9.206               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,172              202               --               --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.211          $13.144          $13.217          $12.007
  Accumulation Unit Value at end of
   period                                  $15.446          $15.211          $13.144          $13.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,505            3,535            3,423            1,995
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.211          $13.144          $13.217          $11.861
  Accumulation Unit Value at end of
   period                                  $15.446          $15.211          $13.144          $13.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,505            3,535            3,423            1,995
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.177          $13.121          $13.201          $11.853
  Accumulation Unit Value at end of
   period                                  $15.405          $15.177          $13.121          $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,843            6,368            4,386            1,341
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.114          $13.080          $13.173          $11.983
  Accumulation Unit Value at end of
   period                                  $15.325          $15.114          $13.080          $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              215              205              211
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.077          $13.054          $13.153          $11.971
  Accumulation Unit Value at end of
   period                                  $15.280          $15.077          $13.054          $13.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              206              196              189
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.077          $13.054          $13.153          $11.827
  Accumulation Unit Value at end of
   period                                  $15.280          $15.077          $13.054          $13.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              206              196              189
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.997          $13.004          $13.123          $11.959
  Accumulation Unit Value at end of
   period                                  $15.176          $14.997          $13.004          $13.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,120              959              730              226
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.902          $10.968          $10.331
  Accumulation Unit Value at end of
   period                                  $12.427          $11.893          $10.902          $10.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              361              305              205
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.809          $10.842          $10.924          $10.305
  Accumulation Unit Value at end of
   period                                  $12.321          $11.809          $10.842          $10.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                3                4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.782          $10.823          $10.909          $10.296
  Accumulation Unit Value at end of
   period                                  $12.287          $11.782          $10.823          $10.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,629            1,614            1,355              722

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.200           $8.645               --               --
  Accumulation Unit Value at end of
   period                                  $11.861           $9.200               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               13               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.198           $8.645               --               --
  Accumulation Unit Value at end of
   period                                  $11.853           $9.198               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34                2               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.193           $8.644               --               --
  Accumulation Unit Value at end of
   period                                  $11.827           $9.193               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.273          $10.016               --               --
  Accumulation Unit Value at end of
   period                                  $10.331           $8.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37                4               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.265          $10.015               --               --
  Accumulation Unit Value at end of
   period                                  $10.305           $8.265               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.262          $10.014               --               --
  Accumulation Unit Value at end of
   period                                  $10.296           $8.262               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                2               --               --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.700          $10.763          $10.866          $10.270
  Accumulation Unit Value at end of
   period                                  $12.183          $11.700          $10.763          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  600              477              410              352
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.700          $10.763          $10.866          $10.270
  Accumulation Unit Value at end of
   period                                  $12.183          $11.700          $10.763          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  600              477              410              352
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.708          $10.826          $10.430
  Accumulation Unit Value at end of
   period                                  $12.084          $11.622          $10.708          $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651              616              607              426
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.708          $10.826          $10.248
  Accumulation Unit Value at end of
   period                                  $12.084          $11.622          $10.708          $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651              616              607              426
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.597          $10.690          $10.813          $10.241
  Accumulation Unit Value at end of
   period                                  $12.051          $11.597          $10.690          $10.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  760              762              539              191
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.548          $10.656          $10.790          $10.409
  Accumulation Unit Value at end of
   period                                  $11.989          $11.548          $10.656          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               30               31               29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.520          $10.635          $10.774          $10.398
  Accumulation Unit Value at end of
   period                                  $11.954          $11.520          $10.635          $10.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               18               26               13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.520          $10.635          $10.774          $10.219
  Accumulation Unit Value at end of
   period                                  $11.954          $11.520          $10.635          $10.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               18               26               13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.459          $10.594          $10.749          $10.388
  Accumulation Unit Value at end of
   period                                  $11.872          $11.459          $10.594          $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109              101               61               14
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.289           $9.703               --
  Accumulation Unit Value at end of
   period                                  $11.536          $11.759          $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               67               14               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.254           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.270           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236               15               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.254          $10.013               --               --
  Accumulation Unit Value at end of
   period                                  $10.270           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  236               15               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.248           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.248           $8.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.247           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.241           $8.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.241           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.219           $8.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.726          $10.276           $9.700               --
  Accumulation Unit Value at end of
   period                                  $11.487          $11.726          $10.276               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.716          $10.272           $9.699               --
  Accumulation Unit Value at end of
   period                                  $11.471          $11.716          $10.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              135               62               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.683          $10.259           $9.697               --
  Accumulation Unit Value at end of
   period                                  $11.422          $11.683          $10.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               17                6               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.683          $10.259           $9.697               --
  Accumulation Unit Value at end of
   period                                  $11.422          $11.683          $10.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               17                6               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.246           $9.695               --
  Accumulation Unit Value at end of
   period                                  $11.374          $11.651          $10.246               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               16                5               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.246           $9.695               --
  Accumulation Unit Value at end of
   period                                  $11.374          $11.651          $10.246               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               16                5               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.641          $10.242           $9.694               --
  Accumulation Unit Value at end of
   period                                  $11.357          $11.641          $10.242               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               74               13               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.619          $10.233           $9.692               --
  Accumulation Unit Value at end of
   period                                  $11.325          $11.619          $10.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.609          $10.229           $9.691               --
  Accumulation Unit Value at end of
   period                                  $11.309          $11.609          $10.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.609          $10.229           $9.691               --
  Accumulation Unit Value at end of
   period                                  $11.309          $11.609          $10.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.577          $10.216           $9.689               --
  Accumulation Unit Value at end of
   period                                  $11.261          $11.577          $10.216               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               14                8               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.417          $13.188          $12.079
  Accumulation Unit Value at end of
   period                                  $14.795          $15.457          $13.417          $13.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,588            1,250              888              667
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.372          $13.363          $13.155          $12.067
  Accumulation Unit Value at end of
   period                                  $14.692          $15.372          $13.363          $13.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               25               22               10
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.345          $13.144          $12.063
  Accumulation Unit Value at end of
   period                                  $14.658          $15.344          $13.345          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,349            5,845            4,251            1,935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.260          $13.292          $13.111          $12.051
  Accumulation Unit Value at end of
   period                                  $14.555          $15.260          $13.292          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,328            1,149              873              766
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.260          $13.292          $13.111          $12.051
  Accumulation Unit Value at end of
   period                                  $14.555          $15.260          $13.292          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,328            1,149              873              766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.176          $13.239          $13.078          $12.174
  Accumulation Unit Value at end of
   period                                  $14.454          $15.176          $13.239          $13.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,354            1,395            1,322              829
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.176          $13.239          $13.078          $12.039
  Accumulation Unit Value at end of
   period                                  $14.454          $15.176          $13.239          $13.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,354            1,395            1,322              829
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.148          $13.221          $13.067          $12.034
  Accumulation Unit Value at end of
   period                                  $14.420          $15.148          $13.221          $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,594            2,156            1,416              432
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.093          $13.186          $13.046          $12.160
  Accumulation Unit Value at end of
   period                                  $14.353          $15.093          $13.186          $13.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66              105               81               87

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.079               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.067               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.063               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.051               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  378               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.051               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  378               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.039               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.034               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.065          $13.168          $13.035          $12.156
  Accumulation Unit Value at end of
   period                                  $14.319          $15.065          $13.168          $13.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               73               67               70
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.065          $13.168          $13.035          $12.022
  Accumulation Unit Value at end of
   period                                  $14.319          $15.065          $13.168          $13.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67               73               67               70
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.124          $13.011          $12.150
  Accumulation Unit Value at end of
   period                                  $14.229          $14.992          $13.124          $13.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485              464              330              112
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.250               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.246               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.248               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.242               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.247               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.240               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.245               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.237               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.245               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.237               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.233               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.233               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.022               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.231               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.241               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.240               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.228               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.240               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.228               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.238               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.224               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.305          $12.445          $12.074          $11.011
  Accumulation Unit Value at end of
   period                                  $14.559          $13.305          $12.445          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  687              707              709              788
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.161          $12.329          $11.979          $10.941
  Accumulation Unit Value at end of
   period                                  $14.380          $13.161          $12.329          $11.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               57               65               76
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.646           $7.166           $6.966           $6.366
  Accumulation Unit Value at end of
   period                                   $8.350           $7.646           $7.166           $6.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,648            1,520            1,222              743
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.006          $12.208          $11.886          $10.877
  Accumulation Unit Value at end of
   period                                  $14.182          $13.006          $12.208          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  995            1,049            1,057            1,103
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.006          $12.208          $11.886          $10.877
  Accumulation Unit Value at end of
   period                                  $14.182          $13.006          $12.208          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  995            1,049            1,057            1,103

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.156          $11.627          $13.948          $21.677
  Accumulation Unit Value at end of
   period                                  $11.011           $8.156          $11.627          $13.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651              424              371              234
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.117          $11.588          $13.922          $21.663
  Accumulation Unit Value at end of
   period                                  $10.941           $8.117          $11.588          $13.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88               67               59               37
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.725           $6.749           $8.560               --
  Accumulation Unit Value at end of
   period                                   $6.366           $4.725           $6.749               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               57               39               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.085           $7.497               --               --
  Accumulation Unit Value at end of
   period                                  $10.877           $8.085               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,058               85               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.085          $11.567          $14.691               --
  Accumulation Unit Value at end of
   period                                  $10.877           $8.085          $11.567               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,058               85               18               --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.920          $12.145          $11.842          $11.202
  Accumulation Unit Value at end of
   period                                  $14.067          $12.920          $12.145          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              426              426              325
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.920          $12.145          $11.842          $10.854
  Accumulation Unit Value at end of
   period                                  $14.067          $12.920          $12.145          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              426              426              325
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.892          $12.125          $11.828          $10.847
  Accumulation Unit Value at end of
   period                                  $14.029          $12.892          $12.125          $11.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  847              761              580              343
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.476           $7.038           $6.873           $6.510
  Accumulation Unit Value at end of
   period                                   $8.127           $7.476           $7.038           $6.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  156              131              140              152
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.807          $12.063          $11.785          $11.168
  Accumulation Unit Value at end of
   period                                  $13.916          $12.807          $12.063          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               78               93               99
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.807          $12.063          $11.785          $10.824
  Accumulation Unit Value at end of
   period                                  $13.916          $12.807          $12.063          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               78               93               99
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.385           $6.966           $6.816           $6.468
  Accumulation Unit Value at end of
   period                                   $8.012           $7.385           $6.966           $6.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  322              285              180               72
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.277          $14.314          $14.304          $13.219
  Accumulation Unit Value at end of
   period                                  $15.959          $15.277          $14.314          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,005              867              783              713
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.112          $14.180          $14.192          $13.135
  Accumulation Unit Value at end of
   period                                  $15.763          $15.112          $14.180          $14.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               44               39               29
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.539          $13.650          $13.668          $12.656
  Accumulation Unit Value at end of
   period                                  $15.158          $14.539          $13.650          $13.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,315            1,900            1,677              744

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.080           $7.496               --               --
  Accumulation Unit Value at end of
   period                                  $10.854           $8.080               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.079           $7.496               --               --
  Accumulation Unit Value at end of
   period                                  $10.847           $8.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26                6               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.074           $7.496               --               --
  Accumulation Unit Value at end of
   period                                  $10.824           $8.074               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75                5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.165          $10.799          $10.505          $10.109
  Accumulation Unit Value at end of
   period                                  $13.219          $11.165          $10.799          $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  489              273              143               34
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.111          $10.762          $10.485          $10.102
  Accumulation Unit Value at end of
   period                                  $13.135          $11.111          $10.762          $10.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                5                5                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.712          $10.380          $10.481               --
  Accumulation Unit Value at end of
   period                                  $12.656          $10.712          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               33               19               --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.934          $14.041          $14.081          $13.058
  Accumulation Unit Value at end of
   period                                  $15.546          $14.934          $14.041          $14.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,370            1,290            1,219            1,191
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.934          $14.041          $14.081          $13.058
  Accumulation Unit Value at end of
   period                                  $15.546          $14.934          $14.041          $14.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,370            1,290            1,219            1,191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $13.970          $14.030          $13.157
  Accumulation Unit Value at end of
   period                                  $15.420          $14.835          $13.970          $14.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  826              749              731              470
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $13.970          $14.030          $13.030
  Accumulation Unit Value at end of
   period                                  $15.420          $14.835          $13.970          $14.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  826              749              731              470
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.803          $13.946          $14.013          $13.021
  Accumulation Unit Value at end of
   period                                  $15.379          $14.803          $13.946          $14.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,490            1,258              833              338
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.216          $13.406          $13.485          $12.663
  Accumulation Unit Value at end of
   period                                  $14.754          $14.216          $13.406          $13.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103               58               68               67
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.705          $13.874          $13.963          $13.118
  Accumulation Unit Value at end of
   period                                  $15.254          $14.705          $13.874          $13.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               47               39               40
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.705          $13.874          $13.963          $12.993
  Accumulation Unit Value at end of
   period                                  $15.254          $14.705          $13.874          $13.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               47               39               40
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.198          $13.416          $13.522          $12.721
  Accumulation Unit Value at end of
   period                                  $14.706          $14.198          $13.416          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              170              124               48
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.110           $1.077           $1.065           $1.073
  Accumulation Unit Value at end of
   period                                   $1.145           $1.110           $1.077           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,644           10,746           10,607           10,476

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.069          $10.255               --               --
  Accumulation Unit Value at end of
   period                                  $13.058          $11.069               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  974              139               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.069          $10.742          $10.862               --
  Accumulation Unit Value at end of
   period                                  $13.058          $11.069          $10.742               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  974              139                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.062          $10.255               --               --
  Accumulation Unit Value at end of
   period                                  $13.030          $11.062               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27                4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.059          $10.254               --               --
  Accumulation Unit Value at end of
   period                                  $13.021          $11.059               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36                9               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.052          $10.254               --               --
  Accumulation Unit Value at end of
   period                                  $12.993          $11.052               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.082           $1.085           $1.061           $1.024
  Accumulation Unit Value at end of
   period                                   $1.073           $1.082           $1.085           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,080           63,098           31,627           19,329

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.067           $1.057           $1.066
  Accumulation Unit Value at end of
   period                                   $1.131           $1.098           $1.067           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  860            1,144            1,436            1,658
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.044           $1.016           $1.006           $1.015
  Accumulation Unit Value at end of
   period                                   $1.076           $1.044           $1.016           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,452           30,403           19,234            7,758
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.057           $1.048           $1.060
  Accumulation Unit Value at end of
   period                                   $1.116           $1.085           $1.057           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,040           11,826            8,050            8,567
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.057           $1.048           $1.060
  Accumulation Unit Value at end of
   period                                   $1.116           $1.085           $1.057           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               21,040           11,826            8,050            8,567
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.052           $1.045           $1.056
  Accumulation Unit Value at end of
   period                                   $1.107           $1.078           $1.052           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,220            5,550            5,324            5,525
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.052           $1.045           $1.057
  Accumulation Unit Value at end of
   period                                   $1.107           $1.078           $1.052           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,220            5,550            5,324            5,525
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.075           $1.050           $1.043           $1.057
  Accumulation Unit Value at end of
   period                                   $1.104           $1.075           $1.050           $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,644            5,730            3,984            2,211
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.998           $0.993           $1.005
  Accumulation Unit Value at end of
   period                                   $1.047           $1.021           $0.998           $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,956              558              297              353
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.068           $1.044           $1.040           $1.053
  Accumulation Unit Value at end of
   period                                   $1.095           $1.068           $1.044           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,106              267              183              188
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.068           $1.044           $1.040           $1.054
  Accumulation Unit Value at end of
   period                                   $1.095           $1.068           $1.044           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,106              267              183              188

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.081           $1.059           $1.023
  Accumulation Unit Value at end of
   period                                   $1.066           $1.077           $1.081           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,905            2,217            1,467              233
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.027           $1.031           $1.014               --
  Accumulation Unit Value at end of
   period                                   $1.015           $1.027           $1.031               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,314            3,044            3,569               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.060           $1.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,622            4,565               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.079           $1.063               --
  Accumulation Unit Value at end of
   period                                   $1.060           $1.073           $1.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,622            4,565              520               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.057           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  651              318               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.057           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  891               52               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.054           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  160                2               --               --

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.992           $0.989           $1.003
  Accumulation Unit Value at end of
   period                                   $1.037           $1.013           $0.992           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,748            1,638            1,198              541
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.342           $8.346           $8.344           $7.543
  Accumulation Unit Value at end of
   period                                  $10.214           $9.342           $8.346           $8.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  151              215              274              327
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.241           $8.268           $8.279           $7.495
  Accumulation Unit Value at end of
   period                                  $10.088           $9.241           $8.268           $8.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               21               21               29
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.007           $6.272           $6.283           $5.691
  Accumulation Unit Value at end of
   period                                   $7.645           $7.007           $6.272           $6.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   61               97              110              114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.132           $8.187           $8.214           $7.451
  Accumulation Unit Value at end of
   period                                   $9.949           $9.132           $8.187           $8.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              163              170              213
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.132           $8.187           $8.214           $7.451
  Accumulation Unit Value at end of
   period                                   $9.949           $9.132           $8.187           $8.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  140              163              170              213
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.072           $8.145           $8.184           $7.631
  Accumulation Unit Value at end of
   period                                   $9.869           $9.072           $8.145           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               32               31               30
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.072           $8.145           $8.184           $7.435
  Accumulation Unit Value at end of
   period                                   $9.869           $9.072           $8.145           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               32               31               30
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.052           $8.131           $8.174           $7.430
  Accumulation Unit Value at end of
   period                                   $9.842           $9.052           $8.131           $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               45               47               45
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.851           $6.160           $6.199           $5.788
  Accumulation Unit Value at end of
   period                                   $7.441           $6.851           $6.160           $6.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               22               25               25

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.019           $8.704          $11.565          $14.317
  Accumulation Unit Value at end of
   period                                   $7.543           $6.019           $8.704          $11.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  354              372              503              402
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.990           $8.675          $11.543          $14.308
  Accumulation Unit Value at end of
   period                                   $7.495           $5.990           $8.675          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               38               46               34
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.551           $6.594           $9.517               --
  Accumulation Unit Value at end of
   period                                   $5.691           $4.551           $6.594               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               82               75               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.967           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.451           $5.967               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205               40               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.967           $8.659          $12.514               --
  Accumulation Unit Value at end of
   period                                   $7.451           $5.967           $8.659               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  205               40               21               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.963           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.435           $5.963               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.962           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.430           $5.962               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               10               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.992           $8.090           $8.145           $7.608
  Accumulation Unit Value at end of
   period                                   $9.762           $8.992           $8.090           $8.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                6                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.992           $8.090           $8.145           $7.414
  Accumulation Unit Value at end of
   period                                   $9.762           $8.992           $8.090           $8.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                6                7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.769           $6.098           $6.149           $5.752
  Accumulation Unit Value at end of
   period                                   $7.338           $6.769           $6.098           $6.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2                3                3
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.423           $7.936           $7.389           $6.650
  Accumulation Unit Value at end of
   period                                  $10.039           $8.423           $7.936           $7.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  209              325              340              414
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.332           $7.862           $7.331           $6.608
  Accumulation Unit Value at end of
   period                                   $9.915           $8.332           $7.862           $7.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               33               35               43
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.558           $5.248           $4.896           $4.415
  Accumulation Unit Value at end of
   period                                   $6.612           $5.558           $5.248           $4.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  527              177              145              121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.233           $7.785           $7.274           $6.570
  Accumulation Unit Value at end of
   period                                   $9.779           $8.233           $7.785           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              232              255              213
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.233           $7.785           $7.274           $6.570
  Accumulation Unit Value at end of
   period                                   $9.779           $8.233           $7.785           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222              232              255              213
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.179           $7.745           $7.248           $6.755
  Accumulation Unit Value at end of
   period                                   $9.700           $8.179           $7.745           $7.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               49               69               54
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.179           $7.745           $7.248           $6.556
  Accumulation Unit Value at end of
   period                                   $9.700           $8.179           $7.745           $7.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               49               69               54

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.958           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.414           $5.958               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                3               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.192           $7.968          $12.180          $18.198
  Accumulation Unit Value at end of
   period                                   $6.650           $5.192           $7.968          $12.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  456              595              713              587
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.166           $7.941          $12.157          $18.187
  Accumulation Unit Value at end of
   period                                   $6.608           $5.166           $7.941          $12.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               81              118               83
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.454           $5.311           $7.717               --
  Accumulation Unit Value at end of
   period                                   $4.415           $3.454           $5.311               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               32               28               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.146           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.570           $5.146               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173               33               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.146           $7.927          $11.534               --
  Accumulation Unit Value at end of
   period                                   $6.570           $5.146           $7.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173               33               19               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.143           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.556           $5.143               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                2               --               --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.161           $7.732           $7.239           $6.551
  Accumulation Unit Value at end of
   period                                   $9.674           $8.161           $7.732           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               86               85               45
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.435           $5.154           $4.830           $4.508
  Accumulation Unit Value at end of
   period                                   $6.436           $5.435           $5.154           $4.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   15               14                1                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.107           $7.693           $7.213           $6.735
  Accumulation Unit Value at end of
   period                                   $9.595           $8.107           $7.693           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                3                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.107           $7.693           $7.213           $6.537
  Accumulation Unit Value at end of
   period                                   $9.595           $8.107           $7.693           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                3                3                4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.442           $5.171           $4.856           $4.540
  Accumulation Unit Value at end of
   period                                   $6.431           $5.442           $5.171           $4.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               34               15               12
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.412          $12.595          $11.891          $10.221
  Accumulation Unit Value at end of
   period                                  $16.554          $15.412          $12.595          $11.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               56               53               87
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.245          $12.477          $11.798          $10.156
  Accumulation Unit Value at end of
   period                                  $16.350          $15.245          $12.477          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               12               13               17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.828          $11.323          $10.712           $9.225
  Accumulation Unit Value at end of
   period                                  $14.823          $13.828          $11.323          $10.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111              112               88               69
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.066          $12.355          $11.706          $10.097
  Accumulation Unit Value at end of
   period                                  $16.125          $15.066          $12.355          $11.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100              160              164              227
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.066          $12.355          $11.706          $10.097
  Accumulation Unit Value at end of
   period                                  $16.125          $15.066          $12.355          $11.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100              160              164              227

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.142           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.551           $5.142               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.139           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.537           $5.139               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.128           $9.378          $10.588          $11.465
  Accumulation Unit Value at end of
   period                                  $10.221           $8.128           $9.378          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               54               24               26
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.088           $9.347          $10.568          $11.458
  Accumulation Unit Value at end of
   period                                  $10.156           $8.088           $9.347          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                6                3                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.351           $8.499           $9.591               --
  Accumulation Unit Value at end of
   period                                   $9.225           $7.351           $8.499               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.057           $7.717               --               --
  Accumulation Unit Value at end of
   period                                  $10.097           $8.057               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126               26               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.057           $9.329          $10.543               --
  Accumulation Unit Value at end of
   period                                  $10.097           $8.057           $9.329               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126               26               --               --

46                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.966          $12.292          $11.663          $10.243
  Accumulation Unit Value at end of
   period                                  $15.995          $14.966          $12.292          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               32               24               33
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.966          $12.292          $11.663          $10.075
  Accumulation Unit Value at end of
   period                                  $15.995          $14.966          $12.292          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               32               24               33
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.933          $12.271          $11.649          $10.068
  Accumulation Unit Value at end of
   period                                  $15.952          $14.933          $12.271          $11.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41               33               15                8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.520          $11.121          $10.568           $9.293
  Accumulation Unit Value at end of
   period                                  $14.428          $13.520          $11.121          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --                7               --                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $12.208          $11.607          $10.212
  Accumulation Unit Value at end of
   period                                  $15.823          $14.835          $12.208          $11.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $12.208          $11.607          $10.046
  Accumulation Unit Value at end of
   period                                  $15.823          $14.835          $12.208          $11.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1                1                1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.415          $11.056          $10.528           $9.275
  Accumulation Unit Value at end of
   period                                  $14.287          $13.415          $11.056          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                5                4                1
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.687          $11.686          $11.630          $10.832
  Accumulation Unit Value at end of
   period                                  $12.700          $12.687          $11.686          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  605              709              751              856
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.550          $11.577          $11.538          $10.763
  Accumulation Unit Value at end of
   period                                  $12.544          $12.550          $11.577          $11.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               30               31               38
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.701          $11.722          $11.689          $10.909
  Accumulation Unit Value at end of
   period                                  $12.689          $12.701          $11.722          $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  794              707              689              321

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.052           $7.716               --               --
  Accumulation Unit Value at end of
   period                                  $10.075           $8.052               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.050           $7.716               --               --
  Accumulation Unit Value at end of
   period                                  $10.068           $8.050               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.045           $7.716               --               --
  Accumulation Unit Value at end of
   period                                  $10.046           $8.045               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.336           $9.254           $9.217          $10.141
  Accumulation Unit Value at end of
   period                                  $10.832           $9.336           $9.254           $9.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  739              504              238              101
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.290           $9.223           $9.199          $10.134
  Accumulation Unit Value at end of
   period                                  $10.763           $9.290           $9.223           $9.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               31               12                8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.421           $9.357           $9.902               --
  Accumulation Unit Value at end of
   period                                  $10.909           $9.421           $9.357               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               30               16               --

HARTFORD LIFE INSURANCE COMPANY                                           47

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.464          $11.448          $10.700
  Accumulation Unit Value at end of
   period                                  $12.372          $12.402          $11.464          $11.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              852            1,009            1,146
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.464          $11.448          $10.700
  Accumulation Unit Value at end of
   period                                  $12.372          $12.402          $11.464          $11.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  709              852            1,009            1,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.321          $11.405          $11.407          $10.766
  Accumulation Unit Value at end of
   period                                  $12.272          $12.321          $11.405          $11.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              333              394              240
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.321          $11.405          $11.407          $10.678
  Accumulation Unit Value at end of
   period                                  $12.272          $12.321          $11.405          $11.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              333              394              240
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.293          $11.386          $11.393          $10.670
  Accumulation Unit Value at end of
   period                                  $12.239          $12.293          $11.386          $11.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  506              480              409              252
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.418          $11.513          $11.532          $10.899
  Accumulation Unit Value at end of
   period                                  $12.351          $12.418          $11.513          $11.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   69               69               66               79
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.212          $11.327          $11.352          $10.734
  Accumulation Unit Value at end of
   period                                  $12.139          $12.212          $11.327          $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               37               44               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.212          $11.327          $11.352          $10.648
  Accumulation Unit Value at end of
   period                                  $12.139          $12.212          $11.327          $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38               37               44               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.322          $11.446          $11.488          $10.877
  Accumulation Unit Value at end of
   period                                  $12.230          $12.322          $11.446          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               78               63               31
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.327           $7.869           $7.656           $7.129
  Accumulation Unit Value at end of
   period                                   $9.121           $8.327           $7.869           $7.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              301              381              482

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.255           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.700           $9.255               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,043              106               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.255           $9.206           $9.756               --
  Accumulation Unit Value at end of
   period                                  $10.700           $9.255           $9.206               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,043              106                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.249           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.678           $9.249               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.247           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.670           $9.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   37                8               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.241           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.648           $9.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38                5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.891           $8.265          $11.077          $13.029
  Accumulation Unit Value at end of
   period                                   $7.129           $5.891           $8.265          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  558              534              618              403

48                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.237           $7.796           $7.596           $7.084
  Accumulation Unit Value at end of
   period                                   $9.009           $8.237           $7.796           $7.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               39               27               30
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.473           $6.129           $5.975           $5.575
  Accumulation Unit Value at end of
   period                                   $7.076           $6.473           $6.129           $5.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  181              180              189              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.140           $7.719           $7.537           $7.042
  Accumulation Unit Value at end of
   period                                   $8.885           $8.140           $7.719           $7.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              444              481              591
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.140           $7.719           $7.537           $7.042
  Accumulation Unit Value at end of
   period                                   $8.885           $8.140           $7.719           $7.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              444              481              591
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.086           $7.680           $7.510           $7.184
  Accumulation Unit Value at end of
   period                                   $8.813           $8.086           $7.680           $7.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               62               66               60
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.086           $7.680           $7.510           $7.027
  Accumulation Unit Value at end of
   period                                   $8.813           $8.086           $7.680           $7.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   92               62               66               60
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.068           $7.667           $7.501           $7.022
  Accumulation Unit Value at end of
   period                                   $8.789           $8.068           $7.667           $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              146              156              101
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.328           $6.020           $5.895           $5.647
  Accumulation Unit Value at end of
   period                                   $6.887           $6.328           $6.020           $5.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               66               71               72
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.015           $7.628           $7.473           $7.163
  Accumulation Unit Value at end of
   period                                   $8.718           $8.015           $7.628           $7.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                9               16               16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.015           $7.628           $7.473           $7.007
  Accumulation Unit Value at end of
   period                                   $8.718           $8.015           $7.628           $7.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                9               16               16

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.863           $8.237          $11.056          $13.021
  Accumulation Unit Value at end of
   period                                   $7.084           $5.863           $8.237          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               49               53               26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.616           $6.489           $8.862               --
  Accumulation Unit Value at end of
   period                                   $5.575           $4.616           $6.489               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               68               70               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.840           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.042           $5.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  581               82               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.840           $8.222          $11.244               --
  Accumulation Unit Value at end of
   period                                   $7.042           $5.840           $8.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  581               82               20               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.836           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.027           $5.836               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                6               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.835           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.022           $5.835               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19                4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.831           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.007           $5.831               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                5               --               --

HARTFORD LIFE INSURANCE COMPANY                                           49

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.459           $6.157           $6.041           $5.798
  Accumulation Unit Value at end of
   period                                   $7.016           $6.459           $6.157           $6.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               32               29               20
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.698           $8.726           $8.266           $7.547
  Accumulation Unit Value at end of
   period                                  $10.522           $9.698           $8.726           $8.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,110              991              854              678
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.593           $8.644           $8.201           $7.499
  Accumulation Unit Value at end of
   period                                  $10.393           $9.593           $8.644           $8.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               43               48               51
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.502           $8.567           $8.132           $7.439
  Accumulation Unit Value at end of
   period                                  $10.290           $9.502           $8.567           $8.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,980            3,850            3,202            1,631
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.480           $8.559           $8.137           $7.455
  Accumulation Unit Value at end of
   period                                  $10.250           $9.480           $8.559           $8.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,256            1,154              986              897
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.480           $8.559           $8.137           $7.455
  Accumulation Unit Value at end of
   period                                  $10.250           $9.480           $8.559           $8.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,256            1,154              986              897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.516           $8.108           $7.521
  Accumulation Unit Value at end of
   period                                  $10.167           $9.417           $8.516           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,220            1,172            1,140              754
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.516           $8.108           $7.439
  Accumulation Unit Value at end of
   period                                  $10.167           $9.417           $8.516           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,220            1,172            1,140              754
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.397           $8.501           $8.098           $7.434
  Accumulation Unit Value at end of
   period                                  $10.140           $9.397           $8.501           $8.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,560            1,480              957              336
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.291           $8.414           $8.023           $7.453
  Accumulation Unit Value at end of
   period                                  $10.015           $9.291           $8.414           $8.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               86               86               85

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.281           $8.079           $9.773           $9.418
  Accumulation Unit Value at end of
   period                                   $7.547           $6.281           $8.079           $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  411              402              430              261
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.250           $8.052           $9.755           $9.412
  Accumulation Unit Value at end of
   period                                   $7.499           $6.250           $8.052           $9.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               57               55               19
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.204           $7.996           $9.595               --
  Accumulation Unit Value at end of
   period                                   $7.439           $6.204           $7.996               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               35               42               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.226           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.455           $6.226               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719              117               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.226           $8.037           $9.657               --
  Accumulation Unit Value at end of
   period                                   $7.455           $6.226           $8.037               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  719              117               24               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.223           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.439           $6.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27                4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.221           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.434           $6.221               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23                3               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

50                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.335           $8.458           $8.069           $7.499
  Accumulation Unit Value at end of
   period                                  $10.058           $9.335           $8.458           $8.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               34               47               41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.335           $8.458           $8.069           $7.418
  Accumulation Unit Value at end of
   period                                  $10.058           $9.335           $8.458           $8.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               34               47               41
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.545           $8.165           $7.599
  Accumulation Unit Value at end of
   period                                  $10.132           $9.417           $8.545           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  207              191              115               32
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.998           $5.946           $5.863           $5.203
  Accumulation Unit Value at end of
   period                                   $6.479           $5.998           $5.946           $5.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  426              506              570              574
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.941           $5.899           $5.825           $5.177
  Accumulation Unit Value at end of
   period                                   $6.408           $5.941           $5.899           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               37               50               50
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.405           $6.362           $6.286           $5.589
  Accumulation Unit Value at end of
   period                                   $6.905           $6.405           $6.362           $6.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  514              513              535              427
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.871           $5.841           $5.779           $5.147
  Accumulation Unit Value at end of
   period                                   $6.320           $5.871           $5.841           $5.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,114            1,162            1,232
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.871           $5.841           $5.779           $5.147
  Accumulation Unit Value at end of
   period                                   $6.320           $5.871           $5.841           $5.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  904            1,114            1,162            1,232
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.832           $5.811           $5.758           $5.384
  Accumulation Unit Value at end of
   period                                   $6.269           $5.832           $5.811           $5.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  453              433              482              439
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.832           $5.811           $5.758           $5.136
  Accumulation Unit Value at end of
   period                                   $6.269           $5.832           $5.811           $5.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  453              433              482              439

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.217           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.418           $6.217               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.860           $6.909           $8.520               --
  Accumulation Unit Value at end of
   period                                   $5.203           $3.860           $6.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  485              381              200               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.846           $6.895           $8.515               --
  Accumulation Unit Value at end of
   period                                   $5.177           $3.846           $6.895               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               47               44               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.155           $7.452           $9.959               --
  Accumulation Unit Value at end of
   period                                   $5.589           $4.155           $7.452               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               70               56               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.832           $3.632               --               --
  Accumulation Unit Value at end of
   period                                   $5.147           $3.832               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,080              142               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.832           $6.882           $9.210               --
  Accumulation Unit Value at end of
   period                                   $5.147           $3.832           $6.882               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,080              142               48               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.829           $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $5.136           $3.829               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77                3               --               --

HARTFORD LIFE INSURANCE COMPANY                                           51

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.819           $5.801           $5.751           $5.132
  Accumulation Unit Value at end of
   period                                   $6.252           $5.819           $5.801           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  493              414              339              207
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.262           $6.249           $6.201           $5.806
  Accumulation Unit Value at end of
   period                                   $6.721           $6.262           $6.249           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               36               38               51
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.781           $5.771           $5.731           $5.368
  Accumulation Unit Value at end of
   period                                   $6.201           $5.781           $5.771           $5.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               34               42               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.781           $5.771           $5.731           $5.121
  Accumulation Unit Value at end of
   period                                   $6.201           $5.781           $5.771           $5.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               34               42               45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.213           $6.178           $5.795
  Accumulation Unit Value at end of
   period                                   $6.655           $6.213           $6.213           $6.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79              151              119               24
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.372          $11.951          $11.406
  Accumulation Unit Value at end of
   period                                  $13.893          $13.778          $12.372          $11.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  526              472              392              314
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.629          $12.256          $11.857          $11.334
  Accumulation Unit Value at end of
   period                                  $13.722          $13.629          $12.256          $11.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               19               20               25
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.029           $8.124           $7.863           $7.520
  Accumulation Unit Value at end of
   period                                   $9.086           $9.029           $8.124           $7.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,321            2,253            1,794              837
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.468          $12.136          $11.764          $11.267
  Accumulation Unit Value at end of
   period                                  $13.533          $13.468          $12.136          $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  647              719              625              536
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.468          $12.136          $11.764          $11.267
  Accumulation Unit Value at end of
   period                                  $13.533          $13.468          $12.136          $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  647              719              625              536

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.828           $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $5.132           $3.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               15               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.826           $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $5.121           $3.826               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               14               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.672          $12.895          $13.804          $17.516
  Accumulation Unit Value at end of
   period                                  $11.406           $8.672          $12.895          $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  238              188              128               91
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.630          $12.852          $13.778          $17.505
  Accumulation Unit Value at end of
   period                                  $11.334           $8.630          $12.852          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               32               28               21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.728           $8.535           $9.824               --
  Accumulation Unit Value at end of
   period                                   $7.520           $5.728           $8.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               29                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.596           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.267           $8.596               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  423               82               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.596          $12.828          $14.786               --
  Accumulation Unit Value at end of
   period                                  $11.267           $8.596          $12.828               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  423               82                2               --

52                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.379          $12.074          $11.722          $11.875
  Accumulation Unit Value at end of
   period                                  $13.424          $13.379          $12.074          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              518              578              310
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.379          $12.074          $11.722          $11.244
  Accumulation Unit Value at end of
   period                                  $13.424          $13.379          $12.074          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  495              518              578              310
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.349          $12.054          $11.708          $11.236
  Accumulation Unit Value at end of
   period                                  $13.388          $13.349          $12.054          $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  795              764              501              165
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.828           $7.979           $7.757           $7.870
  Accumulation Unit Value at end of
   period                                   $8.844           $8.828           $7.979           $7.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               59               57               55
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.992          $11.665          $11.840
  Accumulation Unit Value at end of
   period                                  $13.279          $13.261          $11.992          $11.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               25               36               35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.992          $11.665          $11.212
  Accumulation Unit Value at end of
   period                                  $13.279          $13.261          $11.992          $11.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               25               36               35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.759           $7.933           $7.728           $7.854
  Accumulation Unit Value at end of
   period                                   $8.758           $8.759           $7.933           $7.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161              146               80               37
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.016           $9.978               --
  Accumulation Unit Value at end of
   period                                  $10.507          $10.251          $10.016               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177               76               31               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.223          $10.004           $9.976               --
  Accumulation Unit Value at end of
   period                                  $10.463          $10.223          $10.004               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.214          $10.000           $9.975               --
  Accumulation Unit Value at end of
   period                                  $10.448          $10.214          $10.000               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  458              226               91               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.591           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.244           $8.591               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                1               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.589           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.236           $8.589               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.584           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.212           $8.584               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26                5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           53

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186           $9.988           $9.973               --
  Accumulation Unit Value at end of
   period                                  $10.404          $10.186           $9.988               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  155               98               21               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.186           $9.988           $9.973               --
  Accumulation Unit Value at end of
   period                                  $10.404          $10.186           $9.988               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  155               98               21               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.158           $9.975           $9.971               --
  Accumulation Unit Value at end of
   period                                  $10.361          $10.158           $9.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               29               10               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.158           $9.975           $9.971               --
  Accumulation Unit Value at end of
   period                                  $10.361          $10.158           $9.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               29               10               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.149           $9.971           $9.970               --
  Accumulation Unit Value at end of
   period                                  $10.346          $10.149           $9.971               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  397              190               13               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.131           $9.963           $9.969               --
  Accumulation Unit Value at end of
   period                                  $10.317          $10.131           $9.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.121           $9.959           $9.968               --
  Accumulation Unit Value at end of
   period                                  $10.302          $10.121           $9.959               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.121           $9.959           $9.968               --
  Accumulation Unit Value at end of
   period                                  $10.302          $10.121           $9.959               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.094           $9.947           $9.966               --
  Accumulation Unit Value at end of
   period                                  $10.259          $10.094           $9.947               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   28               20                8               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.773          $11.961          $10.019               --
  Accumulation Unit Value at end of
   period                                  $16.395          $14.773          $11.961               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   71               13                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

54                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.736          $11.949          $10.019               --
  Accumulation Unit Value at end of
   period                                  $16.329          $14.736          $11.949               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.724          $11.945          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.307          $14.724          $11.945               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245              129                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.687          $11.933          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.242          $14.687          $11.933               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97               64               10               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.687          $11.933          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.242          $14.687          $11.933               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   97               64               10               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.650          $11.921          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.177          $14.650          $11.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               13                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.650          $11.921          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.177          $14.650          $11.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               13                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.638          $11.917          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.156          $14.638          $11.917               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148               65               32               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.613          $11.909          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.112          $14.613          $11.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.601          $11.905          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.091          $14.601          $11.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.601          $11.905          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.091          $14.601          $11.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           55

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.564          $11.893          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.027          $14.564          $11.893               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                7                2               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.590           $9.468               --
  Accumulation Unit Value at end of
   period                                  $12.815          $11.508          $10.590               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               10                8               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.477          $10.577           $9.465               --
  Accumulation Unit Value at end of
   period                                  $12.761          $11.477          $10.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.466          $10.573           $9.464               --
  Accumulation Unit Value at end of
   period                                  $12.742          $11.466          $10.573               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   66               32               18               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.435          $10.559           $9.462               --
  Accumulation Unit Value at end of
   period                                  $12.688          $11.435          $10.559               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                9                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.435          $10.559           $9.462               --
  Accumulation Unit Value at end of
   period                                  $12.688          $11.435          $10.559               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                9                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.546           $9.459               --
  Accumulation Unit Value at end of
   period                                  $12.634          $11.403          $10.546               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                7                9               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.546           $9.459               --
  Accumulation Unit Value at end of
   period                                  $12.634          $11.403          $10.546               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18                7                9               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.393          $10.542           $9.459               --
  Accumulation Unit Value at end of
   period                                  $12.616          $11.393          $10.542               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               17               10               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.372          $10.533           $9.457               --
  Accumulation Unit Value at end of
   period                                  $12.581          $11.372          $10.533               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

56                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.361          $10.528           $9.456               --
  Accumulation Unit Value at end of
   period                                  $12.563          $11.361          $10.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.361          $10.528           $9.456               --
  Accumulation Unit Value at end of
   period                                  $12.563          $11.361          $10.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.330          $10.515           $9.454               --
  Accumulation Unit Value at end of
   period                                  $12.510          $11.330          $10.515               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                4                2               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.183          $12.886          $12.741          $11.636
  Accumulation Unit Value at end of
   period                                  $14.539          $14.183          $12.886          $12.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,467            2,222            2,017            1,873
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.766          $12.641          $11.562
  Accumulation Unit Value at end of
   period                                  $14.360          $14.029          $12.766          $12.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84               90              103              113
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.303          $12.111          $11.999          $10.980
  Accumulation Unit Value at end of
   period                                  $13.610          $13.303          $12.111          $11.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,125            7,399            5,461            2,465
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.864          $12.641          $12.543          $11.495
  Accumulation Unit Value at end of
   period                                  $14.163          $13.864          $12.641          $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,606            2,716            2,572            2,581
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.864          $12.641          $12.543          $11.495
  Accumulation Unit Value at end of
   period                                  $14.163          $13.864          $12.641          $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,606            2,716            2,572            2,581
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.773          $12.576          $12.497          $11.620
  Accumulation Unit Value at end of
   period                                  $14.048          $13.773          $12.576          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,070            1,991            2,026            1,297
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.773          $12.576          $12.497          $11.470
  Accumulation Unit Value at end of
   period                                  $14.048          $13.773          $12.576          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,070            1,991            2,026            1,297

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.169          $10.902          $11.056           $9.159
  Accumulation Unit Value at end of
   period                                  $11.636          $10.169          $10.902          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,442            1,157              588              240
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.120          $10.865          $11.035           $9.153
  Accumulation Unit Value at end of
   period                                  $11.562          $10.120          $10.865          $11.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  107               99               59               11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.615          $10.329          $10.438               --
  Accumulation Unit Value at end of
   period                                  $10.980           $9.615          $10.329               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  105              123               52               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.081           $9.624               --               --
  Accumulation Unit Value at end of
   period                                  $11.495          $10.081               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,125              400               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.081          $10.845          $10.975               --
  Accumulation Unit Value at end of
   period                                  $11.495          $10.081          $10.845               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,125              400              105               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.075           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.470          $10.075               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               30               --               --

HARTFORD LIFE INSURANCE COMPANY                                           57

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.742          $12.555          $12.482          $11.462
  Accumulation Unit Value at end of
   period                                  $14.010          $13.742          $12.555          $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,249            2,962            2,115              791
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.007          $11.895          $11.838          $11.022
  Accumulation Unit Value at end of
   period                                  $13.247          $13.007          $11.895          $11.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109              122              126              136
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.652          $12.491          $12.437          $11.585
  Accumulation Unit Value at end of
   period                                  $13.897          $13.652          $12.491          $12.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132              135              165              170
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.652          $12.491          $12.437          $11.438
  Accumulation Unit Value at end of
   period                                  $13.897          $13.652          $12.491          $12.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132              135              165              170
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $12.606          $12.571          $11.725
  Accumulation Unit Value at end of
   period                                  $13.983          $13.757          $12.606          $12.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  471              430              296               97
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.262          $14.522          $13.842          $12.218
  Accumulation Unit Value at end of
   period                                  $18.322          $17.262          $14.522          $13.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  223              137              107               79
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.167          $14.464          $13.807          $12.205
  Accumulation Unit Value at end of
   period                                  $18.194          $17.167          $14.464          $13.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.136          $14.445          $13.796          $12.201
  Accumulation Unit Value at end of
   period                                  $18.152          $17.136          $14.445          $13.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  638              486              298              122
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.042          $14.387          $13.761          $12.189
  Accumulation Unit Value at end of
   period                                  $18.025          $17.042          $14.387          $13.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  384              285              204              209
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.042          $14.387          $13.761          $12.189
  Accumulation Unit Value at end of
   period                                  $18.025          $17.042          $14.387          $13.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  384              285              204              209

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.073           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.462          $10.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99                5               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.066           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.438          $10.066               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               10               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.218               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.205               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.201               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.189               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.189               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   81               --               --               --

58                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.948          $14.330          $13.727          $12.302
  Accumulation Unit Value at end of
   period                                  $17.899          $16.948          $14.330          $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192              225              131               84
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.948          $14.330          $13.727          $12.177
  Accumulation Unit Value at end of
   period                                  $17.899          $16.948          $14.330          $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  192              225              131               84
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.917          $14.311          $13.716          $12.173
  Accumulation Unit Value at end of
   period                                  $17.858          $16.917          $14.311          $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  468              282              109               42
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.855          $14.273          $13.693          $12.288
  Accumulation Unit Value at end of
   period                                  $17.775          $16.855          $14.273          $13.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               23               25               15
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.824          $14.254          $13.681          $12.284
  Accumulation Unit Value at end of
   period                                  $17.733          $16.824          $14.254          $13.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               19               20               29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.824          $14.254          $13.681          $12.161
  Accumulation Unit Value at end of
   period                                  $17.733          $16.824          $14.254          $13.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               19               20               29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.743          $14.206          $13.656          $12.278
  Accumulation Unit Value at end of
   period                                  $17.621          $16.743          $14.206          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               94               70               23
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.915          $16.453          $14.424          $12.407
  Accumulation Unit Value at end of
   period                                  $21.911          $19.915          $16.453          $14.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              373              358              243
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.806          $16.387          $14.388          $12.394
  Accumulation Unit Value at end of
   period                                  $21.758          $19.806          $16.387          $14.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                8                8               10
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.770          $16.366          $14.376          $12.390
  Accumulation Unit Value at end of
   period                                  $21.707          $19.770          $16.366          $14.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,586            1,370              848              393

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.177               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.173               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.161               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.407               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.394               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.390               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           59

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.661          $16.300          $14.340          $12.377
  Accumulation Unit Value at end of
   period                                  $21.555          $19.661          $16.300          $14.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  510              420              310              220
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.661          $16.300          $14.340          $12.377
  Accumulation Unit Value at end of
   period                                  $21.555          $19.661          $16.300          $14.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  510              420              310              220
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.553          $16.235          $14.304          $12.521
  Accumulation Unit Value at end of
   period                                  $21.405          $19.553          $16.235          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475              489              372              195
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.553          $16.235          $14.304          $12.365
  Accumulation Unit Value at end of
   period                                  $21.405          $19.553          $16.235          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475              489              372              195
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.517          $16.213          $14.292          $12.361
  Accumulation Unit Value at end of
   period                                  $21.355          $19.517          $16.213          $14.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  912              716              402              131
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $16.170          $14.268          $12.507
  Accumulation Unit Value at end of
   period                                  $21.256          $19.446          $16.170          $14.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               41               46               43
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.410          $16.149          $14.256          $12.502
  Accumulation Unit Value at end of
   period                                  $21.206          $19.410          $16.149          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               24               18               16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.410          $16.149          $14.256          $12.348
  Accumulation Unit Value at end of
   period                                  $21.206          $19.410          $16.149          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22               24               18               16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.317          $16.095          $14.230          $12.496
  Accumulation Unit Value at end of
   period                                  $21.072          $19.317          $16.095          $14.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              114               72               26
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.191          $14.763          $13.576          $12.254
  Accumulation Unit Value at end of
   period                                  $17.498          $17.191          $14.763          $13.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,139            2,076            1,985            1,717

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.377               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.377               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  131               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.365               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.361               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.348               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.954          $11.476          $10.899           $9.276
  Accumulation Unit Value at end of
   period                                  $12.254           $9.954          $11.476          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,173              825              409              125

60                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.005          $14.625          $13.470          $12.176
  Accumulation Unit Value at end of
   period                                  $17.283          $17.005          $14.625          $13.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               78               88               99
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.342          $14.062          $12.957          $11.719
  Accumulation Unit Value at end of
   period                                  $16.600          $16.342          $14.062          $12.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,385           10,624            8,636            4,210
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.805          $14.482          $13.364          $12.105
  Accumulation Unit Value at end of
   period                                  $17.045          $16.805          $14.482          $13.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,584            2,752            2,577            2,399
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.805          $14.482          $13.364          $12.105
  Accumulation Unit Value at end of
   period                                  $17.045          $16.805          $14.482          $13.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,584            2,752            2,577            2,399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.694          $14.408          $13.316          $12.204
  Accumulation Unit Value at end of
   period                                  $16.907          $16.694          $14.408          $13.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,134            2,125            2,145            1,327
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.694          $14.408          $13.316          $12.079
  Accumulation Unit Value at end of
   period                                  $16.907          $16.694          $14.408          $13.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,134            2,125            2,145            1,327
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.657          $14.384          $13.300          $12.071
  Accumulation Unit Value at end of
   period                                  $16.861          $16.657          $14.384          $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,905            3,335            2,316              859
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.978          $13.811          $12.783          $11.732
  Accumulation Unit Value at end of
   period                                  $16.158          $15.978          $13.811          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86              105              117              131
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.547          $14.310          $13.252          $12.167
  Accumulation Unit Value at end of
   period                                  $16.725          $16.547          $14.310          $13.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144              163              163              169
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.547          $14.310          $13.252          $12.045
  Accumulation Unit Value at end of
   period                                  $16.725          $16.547          $14.310          $13.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  144              163              163              169

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.906          $11.437          $10.878           $9.270
  Accumulation Unit Value at end of
   period                                  $12.176           $9.906          $11.437          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103               95               46               21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.539          $11.018          $11.008               --
  Accumulation Unit Value at end of
   period                                  $11.719           $9.539          $11.018               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106              103               25               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.868           $9.750               --               --
  Accumulation Unit Value at end of
   period                                  $12.105           $9.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,969              370               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.868          $11.416          $11.421               --
  Accumulation Unit Value at end of
   period                                  $12.105           $9.868          $11.416               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,969              370               47               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.862           $9.749               --               --
  Accumulation Unit Value at end of
   period                                  $12.079           $9.862               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               12               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.860           $9.749               --               --
  Accumulation Unit Value at end of
   period                                  $12.071           $9.860               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75               21               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.853           $9.749               --               --
  Accumulation Unit Value at end of
   period                                  $12.045           $9.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101                8               --               --

HARTFORD LIFE INSURANCE COMPANY                                           61

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.478          $14.272          $13.236          $12.170
  Accumulation Unit Value at end of
   period                                  $16.631          $16.478          $14.272          $13.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              580              422              149
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.203          $15.992          $12.725          $10.363
  Accumulation Unit Value at end of
   period                                  $25.652          $20.203          $15.992          $12.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216              198              153              104
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.984          $15.842          $12.625          $10.297
  Accumulation Unit Value at end of
   period                                  $25.337          $19.984          $15.842          $12.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                9                6                9
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $24.099          $19.114          $15.240          $12.436
  Accumulation Unit Value at end of
   period                                  $30.539          $24.099          $19.114          $15.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  661              568              399              115
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.749          $15.687          $12.527          $10.237
  Accumulation Unit Value at end of
   period                                  $24.989          $19.749          $15.687          $12.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              240              232              179
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.749          $15.687          $12.527          $10.237
  Accumulation Unit Value at end of
   period                                  $24.989          $19.749          $15.687          $12.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  259              240              232              179
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.618          $15.607          $12.481          $10.512
  Accumulation Unit Value at end of
   period                                  $24.786          $19.618          $15.607          $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              165              157               90
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.618          $15.607          $12.481          $10.216
  Accumulation Unit Value at end of
   period                                  $24.786          $19.618          $15.607          $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              165              157               90
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.575          $15.580          $12.466          $10.208
  Accumulation Unit Value at end of
   period                                  $24.719          $19.575          $15.580          $12.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              430              230               93
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.563          $18.773          $15.036          $12.681
  Accumulation Unit Value at end of
   period                                  $29.725          $23.563          $18.773          $15.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               42               25               24

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.853           $6.964           $7.703          $10.600
  Accumulation Unit Value at end of
   period                                  $10.363           $6.853           $6.964           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   59               37               22               23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.819           $6.941           $7.688          $10.594
  Accumulation Unit Value at end of
   period                                  $10.297           $6.819           $6.941           $7.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11                2                1                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.240           $8.391          $10.081               --
  Accumulation Unit Value at end of
   period                                  $12.436           $8.240           $8.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.793           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.237           $6.793               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106               19               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.793           $6.928           $8.335               --
  Accumulation Unit Value at end of
   period                                  $10.237           $6.793           $6.928               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106               19               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.789           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.216           $6.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.788           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.208           $6.788               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

62                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $15.501          $12.421          $10.480
  Accumulation Unit Value at end of
   period                                  $24.519          $19.446          $15.501          $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                6                5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $15.501          $12.421          $10.187
  Accumulation Unit Value at end of
   period                                  $24.519          $19.446          $15.501          $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7                6                5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.726          $16.546          $13.279          $11.219
  Accumulation Unit Value at end of
   period                                  $26.095          $20.726          $16.546          $13.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   80               62               39                8
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.656          $11.432          $10.549           $9.048
  Accumulation Unit Value at end of
   period                                  $15.509          $13.656          $11.432          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,192            1,167            1,012              803
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.508          $11.325          $10.466           $8.991
  Accumulation Unit Value at end of
   period                                  $15.318          $13.508          $11.325          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               65               71               74
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.959          $10.870          $10.051           $8.638
  Accumulation Unit Value at end of
   period                                  $14.688          $12.959          $10.870          $10.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,767            4,966            4,328            2,456
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.349          $11.214          $10.385           $8.938
  Accumulation Unit Value at end of
   period                                  $15.108          $13.349          $11.214          $10.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,216            1,178            1,023              944
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.349          $11.214          $10.385           $8.938
  Accumulation Unit Value at end of
   period                                  $15.108          $13.349          $11.214          $10.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,216            1,178            1,023              944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.157          $10.347           $9.107
  Accumulation Unit Value at end of
   period                                  $14.985          $13.261          $11.157          $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,495            1,596            1,616            1,192
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.157          $10.347           $8.919
  Accumulation Unit Value at end of
   period                                  $14.985          $13.261          $11.157          $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,495            1,596            1,616            1,192

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.783           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.187           $6.783               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.957           $8.685          $10.512          $10.669
  Accumulation Unit Value at end of
   period                                   $9.048           $6.957           $8.685          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  306              528              384              172
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.924           $8.656          $10.492          $10.662
  Accumulation Unit Value at end of
   period                                   $8.991           $6.924           $8.656          $10.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               47               30               15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.655           $8.325          $10.048               --
  Accumulation Unit Value at end of
   period                                   $8.638           $6.655           $8.325               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               24                8               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.897           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.938           $6.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  670               76               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.897           $8.640          $10.443               --
  Accumulation Unit Value at end of
   period                                   $8.938           $6.897           $8.640               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  670               76                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.893           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.919           $6.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29                7               --               --

HARTFORD LIFE INSURANCE COMPANY                                           63

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.232          $11.138          $10.335           $8.913
  Accumulation Unit Value at end of
   period                                  $14.945          $13.232          $11.138          $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,004            2,126            1,513              617
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.670          $10.676           $9.916           $8.740
  Accumulation Unit Value at end of
   period                                  $14.296          $12.670          $10.676           $9.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               89               93               88
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.145          $11.081          $10.297           $9.080
  Accumulation Unit Value at end of
   period                                  $14.824          $13.145          $11.081          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               68               89               69
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.145          $11.081          $10.297           $8.894
  Accumulation Unit Value at end of
   period                                  $14.824          $13.145          $11.081          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               68               89               69
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.572          $10.614           $9.878           $8.722
  Accumulation Unit Value at end of
   period                                  $14.157          $12.572          $10.614           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  281              256              170               44
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.953          $13.391          $13.147          $11.550
  Accumulation Unit Value at end of
   period                                  $17.263          $15.953          $13.391          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               55               56               81
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.780          $13.266          $13.044          $11.477
  Accumulation Unit Value at end of
   period                                  $17.051          $15.780          $13.266          $13.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                4                4                5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.924          $12.552          $12.348          $10.870
  Accumulation Unit Value at end of
   period                                  $16.117          $14.924          $12.552          $12.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                4                4                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.595          $13.136          $12.942          $11.410
  Accumulation Unit Value at end of
   period                                  $16.816          $15.595          $13.136          $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                4                4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.595          $13.136          $12.942          $11.410
  Accumulation Unit Value at end of
   period                                  $16.816          $15.595          $13.136          $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                6                4                4

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.891           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.913           $6.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33                4               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.887           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.894           $6.887               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   38                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.899           $9.462          $10.682          $10.949
  Accumulation Unit Value at end of
   period                                  $11.550           $8.899           $9.462          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85               78               64               65
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.855           $9.430          $10.662          $10.942
  Accumulation Unit Value at end of
   period                                  $11.477           $8.855           $9.430          $10.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                5                5                2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.391           $8.940          $10.130               --
  Accumulation Unit Value at end of
   period                                  $10.870           $8.391           $8.940               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.821           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.410           $8.821               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.821           $9.413          $10.680               --
  Accumulation Unit Value at end of
   period                                  $11.410           $8.821           $9.413               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                3               --

64                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.492          $13.069          $12.895          $11.579
  Accumulation Unit Value at end of
   period                                  $16.680          $15.492          $13.069          $12.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                4               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.492          $13.069          $12.895          $11.386
  Accumulation Unit Value at end of
   period                                  $16.680          $15.492          $13.069          $12.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                4                4               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.458          $13.047          $12.879          $11.377
  Accumulation Unit Value at end of
   period                                  $16.635          $15.458          $13.047          $12.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.596          $12.332          $12.186          $10.958
  Accumulation Unit Value at end of
   period                                  $15.693          $14.596          $12.332          $12.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.355          $12.980          $12.833          $11.544
  Accumulation Unit Value at end of
   period                                  $16.501          $15.355          $12.980          $12.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.355          $12.980          $12.833          $11.353
  Accumulation Unit Value at end of
   period                                  $16.501          $15.355          $12.980          $12.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.478          $12.257          $12.136          $10.932
  Accumulation Unit Value at end of
   period                                  $15.534          $14.478          $12.257          $12.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.680          $13.087          $12.221          $10.708
  Accumulation Unit Value at end of
   period                                  $15.785          $15.680          $13.087          $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,528            1,620            1,275              915
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.510          $12.965          $12.125          $10.640
  Accumulation Unit Value at end of
   period                                  $15.591          $15.510          $12.965          $12.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               55               54               56
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.342          $12.830          $12.006          $10.541
  Accumulation Unit Value at end of
   period                                  $15.414          $15.342          $12.830          $12.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,657           10,184            8,474            3,797

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.816           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.386           $8.816               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.814           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.377           $8.814               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.808           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.353           $8.808               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.239          $10.276          $10.586           $9.578
  Accumulation Unit Value at end of
   period                                  $10.708           $8.239          $10.276          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  394              259              319               65
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.199          $10.241          $10.566           $9.572
  Accumulation Unit Value at end of
   period                                  $10.640           $8.199          $10.241          $10.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               40               14                1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.126          $10.155          $10.544               --
  Accumulation Unit Value at end of
   period                                  $10.541           $8.126          $10.155               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42               52               26               --

HARTFORD LIFE INSURANCE COMPANY                                           65

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.328          $12.838          $12.031          $10.578
  Accumulation Unit Value at end of
   period                                  $15.377          $15.328          $12.838          $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,655            1,647            1,475            1,135
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.328          $12.838          $12.031          $10.578
  Accumulation Unit Value at end of
   period                                  $15.377          $15.328          $12.838          $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,655            1,647            1,475            1,135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.227          $12.772          $11.987          $10.763
  Accumulation Unit Value at end of
   period                                  $15.252          $15.227          $12.772          $11.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,750            1,945            1,941            1,097
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.227          $12.772          $11.987          $10.556
  Accumulation Unit Value at end of
   period                                  $15.252          $15.227          $12.772          $11.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,750            1,945            1,941            1,097
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.193          $12.750          $11.973          $10.548
  Accumulation Unit Value at end of
   period                                  $15.211          $15.193          $12.750          $11.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,512            2,993            2,140              576
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.000          $12.601          $11.845          $10.650
  Accumulation Unit Value at end of
   period                                  $15.003          $15.000          $12.601          $11.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   79               79               89               83
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.093          $12.685          $11.929          $10.731
  Accumulation Unit Value at end of
   period                                  $15.088          $15.093          $12.685          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               53               52               44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.093          $12.685          $11.929          $10.526
  Accumulation Unit Value at end of
   period                                  $15.088          $15.093          $12.685          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               53               52               44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.551          $12.248          $11.536          $10.391
  Accumulation Unit Value at end of
   period                                  $14.525          $14.551          $12.248          $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,059              965              695              313

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.167           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.578           $8.167               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  835               98               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.167          $10.222          $10.628               --
  Accumulation Unit Value at end of
   period                                  $10.578           $8.167          $10.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  835               98               14               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.162           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.556           $8.162               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24                2               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.160           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.548           $8.160               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               18               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.155           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.526           $8.155               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --



(a)  Inception date November 12, 2007.

66                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.490           $1.338           $1.287           $1.178
  Accumulation Unit Value at end of
   period                                   $1.489           $1.490           $1.338           $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,743           10,297           11,385           13,222
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.479           $1.330           $1.280           $1.174
  Accumulation Unit Value at end of
   period                                   $1.475           $1.479           $1.330           $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  664              812              997            1,138
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.475           $1.327           $1.278           $1.172
  Accumulation Unit Value at end of
   period                                   $1.470           $1.475           $1.327           $1.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,052           13,253           14,110           12,119
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.463           $1.318           $1.272           $1.168
  Accumulation Unit Value at end of
   period                                   $1.456           $1.463           $1.318           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,250           20,671           24,221           28,262
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.463           $1.318           $1.272           $1.168
  Accumulation Unit Value at end of
   period                                   $1.456           $1.463           $1.318           $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,250           20,671           24,221           28,262
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.312           $1.268           $1.181
  Accumulation Unit Value at end of
   period                                   $1.444           $1.453           $1.312           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,096            8,457           10,129            8,833
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.453           $1.312           $1.268           $1.166
  Accumulation Unit Value at end of
   period                                   $1.444           $1.453           $1.312           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,096            8,457           10,129            8,833
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.450           $1.309           $1.266           $1.165
  Accumulation Unit Value at end of
   period                                   $1.440           $1.450           $1.309           $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,055           21,936           21,919           17,134
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.444           $1.305           $1.263           $1.179
  Accumulation Unit Value at end of
   period                                   $1.433           $1.444           $1.305           $1.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,312            1,310            1,569            2,086
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.441           $1.303           $1.261           $1.178
  Accumulation Unit Value at end of
   period                                   $1.429           $1.441           $1.303           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,500            4,032            4,931            5,549

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.896           $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.178           $0.896           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,005            8,051              683               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.894           $1.170           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.174           $0.894           $1.170               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,070              785               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.894           $1.169           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.172           $0.894           $1.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,338            5,265               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.892           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.168           $0.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,695            4,158               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.892           $1.169           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.168           $0.892           $1.169               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               24,695            4,158               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.892           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.166           $0.892               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,520              312               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.891           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.165           $0.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,047              564               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           67

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.441           $1.303           $1.261           $1.163
  Accumulation Unit Value at end of
   period                                   $1.429           $1.441           $1.303           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,500            4,032            4,931            5,549
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.432           $1.297           $1.258           $1.176
  Accumulation Unit Value at end of
   period                                   $1.419           $1.432           $1.297           $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,159            3,085            2,951            2,560
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.396           $1.335           $1.247           $1.189
  Accumulation Unit Value at end of
   period                                   $1.538           $1.396           $1.335           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,548            5,294            2,155            2,355
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.385           $1.326           $1.241           $1.185
  Accumulation Unit Value at end of
   period                                   $1.523           $1.385           $1.326           $1.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  482              513              292              258
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.381           $1.323           $1.239           $1.183
  Accumulation Unit Value at end of
   period                                   $1.519           $1.381           $1.323           $1.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,718            8,382            2,645            2,461
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.370           $1.315           $1.233           $1.179
  Accumulation Unit Value at end of
   period                                   $1.504           $1.370           $1.315           $1.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,011            9,258            4,182            4,875
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.370           $1.315           $1.233           $1.179
  Accumulation Unit Value at end of
   period                                   $1.504           $1.370           $1.315           $1.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,011            9,258            4,182            4,875
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.361           $1.308           $1.228           $1.196
  Accumulation Unit Value at end of
   period                                   $1.492           $1.361           $1.308           $1.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,914            4,407            1,710            1,509
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.361           $1.308           $1.228           $1.177
  Accumulation Unit Value at end of
   period                                   $1.492           $1.361           $1.308           $1.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,914            4,407            1,710            1,509
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.358           $1.306           $1.227           $1.176
  Accumulation Unit Value at end of
   period                                   $1.488           $1.358           $1.306           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,820           11,231            3,863            3,249

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.891           $0.849               --               --
  Accumulation Unit Value at end of
   period                                   $1.163           $0.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,699              129               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.933           $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.189           $0.933           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,010            1,176              134               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.931           $1.254           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.185           $0.931           $1.254               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  245               70               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.931           $1.253           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.183           $0.931           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  804              719               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.929           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.179           $0.929               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,862              584               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.929           $1.253           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.179           $0.929           $1.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,862              584               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.177           $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  224              105               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.176           $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,098              163               --               --

68                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.352           $1.301           $1.224           $1.193
  Accumulation Unit Value at end of
   period                                   $1.480           $1.352           $1.301           $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  813              876              305              315
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.349           $1.299           $1.222           $1.193
  Accumulation Unit Value at end of
   period                                   $1.476           $1.349           $1.299           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,354            2,037            1,499            1,651
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.349           $1.299           $1.222           $1.174
  Accumulation Unit Value at end of
   period                                   $1.476           $1.349           $1.299           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,354            2,037            1,499            1,651
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.342           $1.294           $1.219           $1.191
  Accumulation Unit Value at end of
   period                                   $1.466           $1.342           $1.294           $1.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  891            1,094              574              400
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.549               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.781               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.547               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.777               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.546               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.775               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.544               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.771               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.544               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.771               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.542               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.928           $0.882               --               --
  Accumulation Unit Value at end of
   period                                   $1.174           $0.928               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,503                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           69

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.542               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.767               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.541               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.766               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.540               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.763               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.539               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.539               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.762               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.537               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.758               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.798          $10.277           $9.627               --
  Accumulation Unit Value at end of
   period                                  $12.547          $11.798          $10.277               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,396            1,557                5               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.765          $10.264           $9.624               --
  Accumulation Unit Value at end of
   period                                  $12.493          $11.765          $10.264               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               58               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.754          $10.260           $9.623               --
  Accumulation Unit Value at end of
   period                                  $12.476          $11.754          $10.260               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,648            4,063               35               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.247           $9.621               --
  Accumulation Unit Value at end of
   period                                  $12.423          $11.722          $10.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,743            2,055                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

70                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.722          $10.247           $9.621               --
  Accumulation Unit Value at end of
   period                                  $12.423          $11.722          $10.247               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,743            2,055                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.234           $9.618               --
  Accumulation Unit Value at end of
   period                                  $12.370          $11.690          $10.234               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,511            2,770                4               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.690          $10.234           $9.618               --
  Accumulation Unit Value at end of
   period                                  $12.370          $11.690          $10.234               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,511            2,770                4               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.679          $10.230           $9.617               --
  Accumulation Unit Value at end of
   period                                  $12.352          $11.679          $10.230               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,102            6,758               36               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.658          $10.222           $9.616               --
  Accumulation Unit Value at end of
   period                                  $12.317          $11.658          $10.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   98              104               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.647          $10.217           $9.615               --
  Accumulation Unit Value at end of
   period                                  $12.300          $11.647          $10.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  179              215               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.647          $10.217           $9.615               --
  Accumulation Unit Value at end of
   period                                  $12.300          $11.647          $10.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  179              215               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.615          $10.204           $9.612               --
  Accumulation Unit Value at end of
   period                                  $12.248          $11.615          $10.204               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  839              942               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.100           $1.080           $1.080           $1.071
  Accumulation Unit Value at end of
   period                                   $1.151           $1.100           $1.080           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               32,443           26,808           26,304           22,799

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.077           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.071           $1.077           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               20,695           24,166            1,583               --

HARTFORD LIFE INSURANCE COMPANY                                           71

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.092           $1.073           $1.075           $1.067
  Accumulation Unit Value at end of
   period                                   $1.140           $1.092           $1.073           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,041            1,301            1,374            1,754
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.089           $1.071           $1.073           $1.066
  Accumulation Unit Value at end of
   period                                   $1.137           $1.089           $1.071           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               71,648           58,221           48,350           27,054
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.064           $1.068           $1.062
  Accumulation Unit Value at end of
   period                                   $1.126           $1.080           $1.064           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,866           35,410           35,306           34,941
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.080           $1.064           $1.068           $1.062
  Accumulation Unit Value at end of
   period                                   $1.126           $1.080           $1.064           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,866           35,410           35,306           34,941
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.059           $1.064           $1.064
  Accumulation Unit Value at end of
   period                                   $1.117           $1.073           $1.059           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,275           37,566           37,527           26,008
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.059           $1.064           $1.060
  Accumulation Unit Value at end of
   period                                   $1.117           $1.073           $1.059           $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,275           37,566           37,527           26,008
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.057           $1.063           $1.059
  Accumulation Unit Value at end of
   period                                   $1.114           $1.071           $1.057           $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              134,348          109,522           85,359           44,373
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.066           $1.053           $1.060           $1.062
  Accumulation Unit Value at end of
   period                                   $1.108           $1.066           $1.053           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,110            2,108            2,113            1,956
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.064           $1.052           $1.059           $1.061
  Accumulation Unit Value at end of
   period                                   $1.105           $1.064           $1.052           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,155            5,221            5,234            5,298
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.064           $1.052           $1.059           $1.057
  Accumulation Unit Value at end of
   period                                   $1.105           $1.064           $1.052           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,155            5,221            5,234            5,298

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.075           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.067           $1.075           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,031            3,710              224               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.074           $0.999           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.066           $1.074           $0.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,956            8,706               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.046               --               --
  Accumulation Unit Value at end of
   period                                   $1.062           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,186           10,563               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.072           $0.998           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.062           $1.072           $0.998               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,186           10,563               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.060           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,403              961               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.059           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,643            1,280               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.045               --               --
  Accumulation Unit Value at end of
   period                                   $1.057           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,875            4,441               --               --

72                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.058           $1.047           $1.056           $1.060
  Accumulation Unit Value at end of
   period                                   $1.097           $1.058           $1.047           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,730           14,162           10,754            5,399
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.068           $1.639           $1.413           $1.159
  Accumulation Unit Value at end of
   period                                   $2.333           $2.068           $1.639           $1.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,698            3,146            2,228            1,133
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.051           $1.629           $1.406           $1.155
  Accumulation Unit Value at end of
   period                                   $2.311           $2.051           $1.629           $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143              120               75               62
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.046           $1.625           $1.404           $1.153
  Accumulation Unit Value at end of
   period                                   $2.304           $2.046           $1.625           $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,741            5,735            3,816            1,528
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.030           $1.615           $1.397           $1.149
  Accumulation Unit Value at end of
   period                                   $2.283           $2.030           $1.615           $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,667            4,199            3,647            1,991
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $2.030           $1.615           $1.397           $1.149
  Accumulation Unit Value at end of
   period                                   $2.283           $2.030           $1.615           $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,667            4,199            3,647            1,991
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.016           $1.607           $1.392           $1.181
  Accumulation Unit Value at end of
   period                                   $2.264           $2.016           $1.607           $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,062            2,836            2,195            1,002
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.016           $1.607           $1.392           $1.147
  Accumulation Unit Value at end of
   period                                   $2.264           $2.016           $1.607           $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,062            2,836            2,195            1,002
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $2.012           $1.604           $1.390           $1.146
  Accumulation Unit Value at end of
   period                                   $2.258           $2.012           $1.604           $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               13,092            6,846            4,900            1,441
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $2.003           $1.598           $1.387           $1.178
  Accumulation Unit Value at end of
   period                                   $2.246           $2.003           $1.598           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  195              253              310              243

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.913           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.159           $0.913           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  342              637               26               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.911           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.155           $0.911           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               15               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.910           $1.100           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.153           $0.910           $1.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  175              189               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.908           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.149           $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,318              216               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.908           $1.099           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.149           $0.908           $1.099               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,318              216               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.908           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.147           $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  171               51               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.908           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.146           $0.908               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  163               36               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           73

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.999           $1.596           $1.385           $1.178
  Accumulation Unit Value at end of
   period                                   $2.240           $1.999           $1.596           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              779              935              698
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.999           $1.596           $1.385           $1.144
  Accumulation Unit Value at end of
   period                                   $2.240           $1.999           $1.596           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699              779              935              698
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.987           $1.589           $1.382           $1.176
  Accumulation Unit Value at end of
   period                                   $2.224           $1.987           $1.589           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,559              748              874              228
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.411          $10.737           $9.451               --
  Accumulation Unit Value at end of
   period                                  $12.980          $11.411          $10.737               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  263              283                2               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.380          $10.723           $9.449               --
  Accumulation Unit Value at end of
   period                                  $12.925          $11.380          $10.723               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               61               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.369          $10.719           $9.448               --
  Accumulation Unit Value at end of
   period                                  $12.907          $11.369          $10.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  290              286               38               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.338          $10.705           $9.445               --
  Accumulation Unit Value at end of
   period                                  $12.852          $11.338          $10.705               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              559                1               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.338          $10.705           $9.445               --
  Accumulation Unit Value at end of
   period                                  $12.852          $11.338          $10.705               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518              559                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.307          $10.692           $9.443               --
  Accumulation Unit Value at end of
   period                                  $12.797          $11.307          $10.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266              210                7               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.307          $10.692           $9.443               --
  Accumulation Unit Value at end of
   period                                  $12.797          $11.307          $10.692               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  266              210                7               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.907           $0.939               --               --
  Accumulation Unit Value at end of
   period                                   $1.144           $0.907               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  547               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

74                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.296          $10.688           $9.442               --
  Accumulation Unit Value at end of
   period                                  $12.779          $11.296          $10.688               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  605              495               58               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.275          $10.679           $9.441               --
  Accumulation Unit Value at end of
   period                                  $12.743          $11.275          $10.679               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               56                5               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.265          $10.674           $9.440               --
  Accumulation Unit Value at end of
   period                                  $12.725          $11.265          $10.674               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               58               17               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.265          $10.674           $9.440               --
  Accumulation Unit Value at end of
   period                                  $12.725          $11.265          $10.674               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               58               17               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.234          $10.661           $9.437               --
  Accumulation Unit Value at end of
   period                                  $12.671          $11.234          $10.661               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               94                5               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.635           $1.495           $1.412           $1.261
  Accumulation Unit Value at end of
   period                                   $1.762           $1.635           $1.495           $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,288           13,389           14,960           14,319
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.623           $1.485           $1.405           $1.257
  Accumulation Unit Value at end of
   period                                   $1.746           $1.623           $1.485           $1.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  439              445              587              833
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.618           $1.482           $1.403           $1.255
  Accumulation Unit Value at end of
   period                                   $1.740           $1.618           $1.482           $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,280           14,353           15,511           11,541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.606           $1.472           $1.396           $1.251
  Accumulation Unit Value at end of
   period                                   $1.724           $1.606           $1.472           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,871           21,534           24,851           26,309
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.606           $1.472           $1.396           $1.251
  Accumulation Unit Value at end of
   period                                   $1.724           $1.606           $1.472           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,871           21,534           24,851           26,309

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.007           $1.152           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.261           $1.007           $1.152               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,083            6,632              628               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.005           $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.257           $1.005           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  668              505               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.004           $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.255           $1.004           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,512            2,717               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.003           $0.955               --               --
  Accumulation Unit Value at end of
   period                                   $1.251           $1.003               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,447            3,011               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.003           $1.151           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.251           $1.003           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               22,447            3,011               --               --

HARTFORD LIFE INSURANCE COMPANY                                           75

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.595           $1.465           $1.391           $1.271
  Accumulation Unit Value at end of
   period                                   $1.710           $1.595           $1.465           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,600            9,932           11,800            8,936
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.595           $1.465           $1.391           $1.248
  Accumulation Unit Value at end of
   period                                   $1.710           $1.595           $1.465           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,600            9,932           11,800            8,936
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.591           $1.462           $1.389           $1.248
  Accumulation Unit Value at end of
   period                                   $1.705           $1.591           $1.462           $1.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,326           31,773           31,476           19,246
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.584           $1.457           $1.386           $1.268
  Accumulation Unit Value at end of
   period                                   $1.696           $1.584           $1.457           $1.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,132            1,002            1,107            1,153
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.581           $1.455           $1.384           $1.267
  Accumulation Unit Value at end of
   period                                   $1.692           $1.581           $1.455           $1.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,366            4,053            4,299            4,761
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.581           $1.455           $1.384           $1.245
  Accumulation Unit Value at end of
   period                                   $1.692           $1.581           $1.455           $1.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,366            4,053            4,299            4,761
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.572           $1.449           $1.380           $1.265
  Accumulation Unit Value at end of
   period                                   $1.680           $1.572           $1.449           $1.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,419            4,199            3,974            2,503
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.256          $12.341          $11.605          $10.783
  Accumulation Unit Value at end of
   period                                  $14.750          $14.256          $12.341          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  414              327              123               78
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.187          $12.300          $11.584          $10.780
  Accumulation Unit Value at end of
   period                                  $14.657          $14.187          $12.300          $11.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               11               10                3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.165          $12.287          $11.577          $10.779
  Accumulation Unit Value at end of
   period                                  $14.626          $14.165          $12.287          $11.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  909              610              313              207

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.002           $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.248           $1.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,522              521               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.002           $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.248           $1.002               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,650              522               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.001           $0.954               --               --
  Accumulation Unit Value at end of
   period                                   $1.245           $1.001               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,556              233               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.286               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.783               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.285               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.780               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.285               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.779               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

76                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.097          $12.246          $11.556          $10.775
  Accumulation Unit Value at end of
   period                                  $14.534          $14.097          $12.246          $11.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  457              321              160              141
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.097          $12.246          $11.556          $10.775
  Accumulation Unit Value at end of
   period                                  $14.534          $14.097          $12.246          $11.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  457              321              160              141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.205          $11.535          $11.054
  Accumulation Unit Value at end of
   period                                  $14.443          $14.029          $12.205          $11.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  326              267              235              190
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.205          $11.535          $10.772
  Accumulation Unit Value at end of
   period                                  $14.443          $14.029          $12.205          $11.535
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  326              267              235              190
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.007          $12.192          $11.528          $10.771
  Accumulation Unit Value at end of
   period                                  $14.413          $14.007          $12.192          $11.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,504            1,327              619              324
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.962          $12.165          $11.514          $11.049
  Accumulation Unit Value at end of
   period                                  $14.352          $13.962          $12.165          $11.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   17               13                5                4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.939          $12.152          $11.507          $11.048
  Accumulation Unit Value at end of
   period                                  $14.322          $13.939          $12.152          $11.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               40               24               22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.939          $12.152          $11.507          $10.768
  Accumulation Unit Value at end of
   period                                  $14.322          $13.939          $12.152          $11.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               40               24               22
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.875          $12.114          $11.489          $11.045
  Accumulation Unit Value at end of
   period                                  $14.235          $13.875          $12.114          $11.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               86               58               28
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.202          $11.705          $10.903          $10.231
  Accumulation Unit Value at end of
   period                                  $13.836          $13.202          $11.705          $10.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,207           11,265           11,476           11,007

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.284               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.775               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.284               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.775               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   19               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.283               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.772               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.283               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.771               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.282               --               --               --
  Accumulation Unit Value at end of
   period                                  $10.768               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.544           $9.913          $10.026           $9.185
  Accumulation Unit Value at end of
   period                                  $10.231           $8.544           $9.913          $10.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,151            5,421            2,072              642

HARTFORD LIFE INSURANCE COMPANY                                           77

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.059          $11.596          $10.818          $10.166
  Accumulation Unit Value at end of
   period                                  $13.666          $13.059          $11.596          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  589              663              714              773
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.360          $11.869          $11.078          $10.416
  Accumulation Unit Value at end of
   period                                  $13.974          $13.360          $11.869          $11.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,486            9,300            8,375            5,921
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.905          $11.482          $10.733          $10.107
  Accumulation Unit Value at end of
   period                                  $13.478          $12.905          $11.482          $10.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,091            9,844            9,555            9,961
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.905          $11.482          $10.733          $10.107
  Accumulation Unit Value at end of
   period                                  $13.478          $12.905          $11.482          $10.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,091            9,844            9,555            9,961
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.424          $10.694          $10.151
  Accumulation Unit Value at end of
   period                                  $13.369          $12.820          $11.424          $10.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,087            4,899            4,926            3,923
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.820          $11.424          $10.694          $10.086
  Accumulation Unit Value at end of
   period                                  $13.369          $12.820          $11.424          $10.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,087            4,899            4,926            3,923
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.791          $11.404          $10.681          $10.078
  Accumulation Unit Value at end of
   period                                  $13.333          $12.791          $11.404          $10.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,108           14,164           12,020            8,196
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.062          $11.657          $10.930          $10.389
  Accumulation Unit Value at end of
   period                                  $13.602          $13.062          $11.657          $10.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  402              378              411              761
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.707          $11.346          $10.643          $10.121
  Accumulation Unit Value at end of
   period                                  $13.225          $12.707          $11.346          $10.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,196            1,401            1,365            1,457
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.707          $11.346          $10.643          $10.057
  Accumulation Unit Value at end of
   period                                  $13.225          $12.707          $11.346          $10.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,196            1,401            1,365            1,457

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.502           $9.880          $10.008           $9.179
  Accumulation Unit Value at end of
   period                                  $10.166           $8.502           $9.880          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  797              569              177               44
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.716          $10.133          $10.477               --
  Accumulation Unit Value at end of
   period                                  $10.416           $8.716          $10.133               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,064            1,795              484               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.470           $8.391               --               --
  Accumulation Unit Value at end of
   period                                  $10.107           $8.470               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,216            1,667               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.470           $9.861          $10.210               --
  Accumulation Unit Value at end of
   period                                  $10.107           $8.470           $9.861               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,216            1,667              123               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.464           $8.391               --               --
  Accumulation Unit Value at end of
   period                                  $10.086           $8.464               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  562              140               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.463           $8.391               --               --
  Accumulation Unit Value at end of
   period                                  $10.078           $8.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,080              330               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.457           $8.390               --               --
  Accumulation Unit Value at end of
   period                                  $10.057           $8.457               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,072               57               --               --

78                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.961          $11.590          $10.888          $10.368
  Accumulation Unit Value at end of
   period                                  $13.469          $12.961          $11.590          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,621            1,504            1,171              754
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.201           $1.040           $0.986           $0.913
  Accumulation Unit Value at end of
   period                                   $1.205           $1.201           $1.040           $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               68,553           74,980           76,680           75,252
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.191           $1.033           $0.981           $0.910
  Accumulation Unit Value at end of
   period                                   $1.194           $1.191           $1.033           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,556            4,322            4,741            5,584
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.188           $1.031           $0.979           $0.909
  Accumulation Unit Value at end of
   period                                   $1.190           $1.188           $1.031           $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               71,928           73,628           66,704           51,922
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.178           $1.024           $0.974           $0.905
  Accumulation Unit Value at end of
   period                                   $1.178           $1.178           $1.024           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,720           81,808           83,622           90,105
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.178           $1.024           $0.974           $0.905
  Accumulation Unit Value at end of
   period                                   $1.178           $1.178           $1.024           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               73,720           81,808           83,622           90,105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.018           $0.970           $0.919
  Accumulation Unit Value at end of
   period                                   $1.169           $1.170           $1.018           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               39,063           40,200           39,846           32,185
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.170           $1.018           $0.970           $0.903
  Accumulation Unit Value at end of
   period                                   $1.169           $1.170           $1.018           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               39,063           40,200           39,846           32,185
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.168           $1.017           $0.969           $0.903
  Accumulation Unit Value at end of
   period                                   $1.166           $1.168           $1.017           $0.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              117,806          111,437           95,376           69,731
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.162           $1.013           $0.967           $0.917
  Accumulation Unit Value at end of
   period                                   $1.159           $1.162           $1.013           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,908            3,848            4,456            5,556

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $0.710           $0.939           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.913           $0.710           $0.939               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               57,297           30,748            7,306               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.709           $0.938           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.910           $0.709           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,876            4,277              601               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.708           $0.938           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.909           $0.708           $0.938               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,978           17,097            3,999               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.905           $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               77,474           13,162               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.937           $1.000               --
  Accumulation Unit Value at end of
   period                                   $0.905           $0.706           $0.937               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               77,474           13,162              603               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.903           $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,820            1,146               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $0.706           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.903           $0.706               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,561            3,128               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           79

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.011           $0.966           $0.916
  Accumulation Unit Value at end of
   period                                   $1.156           $1.160           $1.011           $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,883           13,067           13,974           13,806
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.160           $1.011           $0.966           $0.901
  Accumulation Unit Value at end of
   period                                   $1.156           $1.160           $1.011           $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,883           13,067           13,974           13,806
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.153           $1.007           $0.963           $0.915
  Accumulation Unit Value at end of
   period                                   $1.148           $1.153           $1.007           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,993           15,599           10,967            6,031
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.769          $13.084          $13.094          $12.592
  Accumulation Unit Value at end of
   period                                  $13.994          $13.769          $13.084          $13.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,860            6,010            6,387            6,390
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.620          $12.962          $12.991          $12.512
  Accumulation Unit Value at end of
   period                                  $13.822          $13.620          $12.962          $12.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  359              418              455              532
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.147          $12.518          $12.553          $12.096
  Accumulation Unit Value at end of
   period                                  $13.336          $13.147          $12.518          $12.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,949            5,418            4,944            3,658
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.460          $12.835          $12.890          $12.439
  Accumulation Unit Value at end of
   period                                  $13.632          $13.460          $12.835          $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,398            6,215            6,164            6,542
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.460          $12.835          $12.890          $12.439
  Accumulation Unit Value at end of
   period                                  $13.632          $13.460          $12.835          $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,398            6,215            6,164            6,542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.371          $12.769          $12.843          $12.500
  Accumulation Unit Value at end of
   period                                  $13.522          $13.371          $12.769          $12.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,400            3,215            3,197            2,523
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.371          $12.769          $12.843          $12.412
  Accumulation Unit Value at end of
   period                                  $13.522          $13.371          $12.769          $12.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,400            3,215            3,197            2,523

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $0.705           $0.693               --               --
  Accumulation Unit Value at end of
   period                                   $0.901           $0.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,628            1,278               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.349          $11.089          $10.424          $10.187
  Accumulation Unit Value at end of
   period                                  $12.592          $11.349          $11.089          $10.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,217            5,112            1,978              558
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.293          $11.051          $10.405          $10.181
  Accumulation Unit Value at end of
   period                                  $12.512          $11.293          $11.051          $10.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  628              548              218               58
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.923          $10.695          $10.346               --
  Accumulation Unit Value at end of
   period                                  $12.096          $10.923          $10.695               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,879            1,686              819               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.250          $10.521               --               --
  Accumulation Unit Value at end of
   period                                  $12.439          $11.250               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,817            1,224               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.250          $11.031          $10.686               --
  Accumulation Unit Value at end of
   period                                  $12.439          $11.250          $11.031               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,817            1,224              157               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.243          $10.520               --               --
  Accumulation Unit Value at end of
   period                                  $12.412          $11.243               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  452              108               --               --

80                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.341          $12.748          $12.827          $12.404
  Accumulation Unit Value at end of
   period                                  $13.485          $13.341          $12.748          $12.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,330            9,445            7,693            4,802
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.855          $12.295          $12.384          $12.071
  Accumulation Unit Value at end of
   period                                  $12.980          $12.855          $12.295          $12.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341              318              338              405
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.253          $12.682          $12.781          $12.463
  Accumulation Unit Value at end of
   period                                  $13.376          $13.253          $12.682          $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  750              742              773              885
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.253          $12.682          $12.781          $12.377
  Accumulation Unit Value at end of
   period                                  $13.376          $13.253          $12.682          $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  750              742              773              885
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.755          $12.224          $12.337          $12.047
  Accumulation Unit Value at end of
   period                                  $12.854          $12.755          $12.224          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,293            1,123              894              540
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.199          $10.025               --               --
  Accumulation Unit Value at end of
   period                                  $10.958          $10.199               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  292               71               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.196          $10.024               --               --
  Accumulation Unit Value at end of
   period                                  $10.938          $10.196               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.194          $10.023               --               --
  Accumulation Unit Value at end of
   period                                  $10.931          $10.194               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  521               93               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.191          $10.022               --               --
  Accumulation Unit Value at end of
   period                                  $10.911          $10.191               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518               79               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.191          $10.022               --               --
  Accumulation Unit Value at end of
   period                                  $10.911          $10.191               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  518               79               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.241          $10.520               --               --
  Accumulation Unit Value at end of
   period                                  $12.404          $11.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,018              254               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.234          $10.520               --               --
  Accumulation Unit Value at end of
   period                                  $12.377          $11.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  742               65               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           81

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.187          $10.021               --               --
  Accumulation Unit Value at end of
   period                                  $10.890          $10.187               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308               48               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.187          $10.021               --               --
  Accumulation Unit Value at end of
   period                                  $10.890          $10.187               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  308               48               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186          $10.020               --               --
  Accumulation Unit Value at end of
   period                                  $10.884          $10.186               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  946              109               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.183          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $10.870          $10.183               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   14               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.182          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $10.863          $10.182               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.182          $10.019               --               --
  Accumulation Unit Value at end of
   period                                  $10.863          $10.182               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.178          $10.017               --               --
  Accumulation Unit Value at end of
   period                                  $10.843          $10.178               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296                2               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.897           $9.988               --               --
  Accumulation Unit Value at end of
   period                                  $12.076          $10.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,020              815               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.885           $9.987               --               --
  Accumulation Unit Value at end of
   period                                  $12.045          $10.885               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               24               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.881           $9.987               --               --
  Accumulation Unit Value at end of
   period                                  $12.034          $10.881               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,228            1,545               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

82                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.868           $9.986               --               --
  Accumulation Unit Value at end of
   period                                  $12.003          $10.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,622            1,194               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.868           $9.986               --               --
  Accumulation Unit Value at end of
   period                                  $12.003          $10.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,622            1,194               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.856           $9.985               --               --
  Accumulation Unit Value at end of
   period                                  $11.972          $10.856               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,137              560               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.856           $9.985               --               --
  Accumulation Unit Value at end of
   period                                  $11.972          $10.856               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,137              560               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.852           $9.984               --               --
  Accumulation Unit Value at end of
   period                                  $11.961          $10.852               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,182            2,740               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.844           $9.984               --               --
  Accumulation Unit Value at end of
   period                                  $11.941          $10.844               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   41                7               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.840           $9.983               --               --
  Accumulation Unit Value at end of
   period                                  $11.930          $10.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  208              148               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.840           $9.983               --               --
  Accumulation Unit Value at end of
   period                                  $11.930          $10.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  208              148               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.828           $9.982               --               --
  Accumulation Unit Value at end of
   period                                  $11.899          $10.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  705              335               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.585          $13.157          $11.725          $10.504
  Accumulation Unit Value at end of
   period                                  $17.607          $15.585          $13.157          $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,052            3,235            3,266            3,089

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.894           $9.402          $11.143          $16.074
  Accumulation Unit Value at end of
   period                                  $10.504           $7.894           $9.402          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,483            2,109            1,725            1,118

HARTFORD LIFE INSURANCE COMPANY                                           83

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.417          $13.034          $11.634          $10.437
  Accumulation Unit Value at end of
   period                                  $17.390          $15.417          $13.034          $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              203              214              235
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.013          $10.161           $9.074           $8.145
  Accumulation Unit Value at end of
   period                                  $13.543          $12.013          $10.161           $9.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,585            4,330            3,763            2,617
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.235          $12.907          $11.543          $10.376
  Accumulation Unit Value at end of
   period                                  $17.151          $15.235          $12.907          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,732            2,685            2,488            2,435
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.235          $12.907          $11.543          $10.376
  Accumulation Unit Value at end of
   period                                  $17.151          $15.235          $12.907          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,732            2,685            2,488            2,435
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.135          $12.841          $11.501          $10.499
  Accumulation Unit Value at end of
   period                                  $17.012          $15.135          $12.841          $11.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,573            1,456            1,321              924
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.135          $12.841          $11.501          $10.354
  Accumulation Unit Value at end of
   period                                  $17.012          $15.135          $12.841          $11.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,573            1,456            1,321              924
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.101          $12.819          $11.487          $10.347
  Accumulation Unit Value at end of
   period                                  $16.966          $15.101          $12.819          $11.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,873            5,042            3,674            2,321
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.745           $9.980           $8.952           $8.183
  Accumulation Unit Value at end of
   period                                  $13.183          $11.745           $9.980           $8.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              167              161              133
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.002          $12.753          $11.445          $10.467
  Accumulation Unit Value at end of
   period                                  $16.829          $15.002          $12.753          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              491              524              509
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.002          $12.753          $11.445          $10.325
  Accumulation Unit Value at end of
   period                                  $16.829          $15.002          $12.753          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  430              491              524              509

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.855           $9.370          $11.122          $16.064
  Accumulation Unit Value at end of
   period                                  $10.437           $7.855           $9.370          $11.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  262              247              170              172
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.133           $7.319           $9.183               --
  Accumulation Unit Value at end of
   period                                   $8.145           $6.133           $7.319               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,197            1,196              761               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.825           $7.297               --               --
  Accumulation Unit Value at end of
   period                                  $10.376           $7.825               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,976              570               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.825           $9.353          $11.751               --
  Accumulation Unit Value at end of
   period                                  $10.376           $7.825           $9.353               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,976              570               87               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.820           $7.296               --               --
  Accumulation Unit Value at end of
   period                                  $10.354           $7.820               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               29               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.819           $7.296               --               --
  Accumulation Unit Value at end of
   period                                  $10.347           $7.819               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  391              107               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.814           $7.296               --               --
  Accumulation Unit Value at end of
   period                                  $10.325           $7.814               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  360               26               --               --

84                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690           $9.102           $8.181           $7.492
  Accumulation Unit Value at end of
   period                                  $11.975          $10.690           $9.102           $8.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,247            1,150              801              439
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.843          $17.081          $13.853          $11.651
  Accumulation Unit Value at end of
   period                                  $24.896          $20.843          $17.081          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,517            1,547            1,535            1,361
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.618          $16.922          $13.745          $11.577
  Accumulation Unit Value at end of
   period                                  $24.590          $20.618          $16.922          $13.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90              112              127              117
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.282          $12.549          $10.198           $8.594
  Accumulation Unit Value at end of
   period                                  $18.216          $15.282          $12.549          $10.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,260            3,005            2,605            1,580
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.375          $16.756          $13.637          $11.509
  Accumulation Unit Value at end of
   period                                  $24.251          $20.375          $16.756          $13.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,910            1,973            1,871            1,534
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.375          $16.756          $13.637          $11.509
  Accumulation Unit Value at end of
   period                                  $24.251          $20.375          $16.756          $13.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,910            1,973            1,871            1,534
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.241          $16.671          $13.588          $11.953
  Accumulation Unit Value at end of
   period                                  $24.055          $20.241          $16.671          $13.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,344            1,225            1,308              773
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.241          $16.671          $13.588          $11.485
  Accumulation Unit Value at end of
   period                                  $24.055          $20.241          $16.671          $13.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,344            1,225            1,308              773
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.196          $16.642          $13.572          $11.477
  Accumulation Unit Value at end of
   period                                  $23.990          $20.196          $16.642          $13.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,928            3,540            2,899            1,568
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.942          $12.325          $10.061           $8.863
  Accumulation Unit Value at end of
   period                                  $17.731          $14.942          $12.325          $10.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              184              235              130

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.715           $9.689          $11.304          $17.949
  Accumulation Unit Value at end of
   period                                  $11.651           $7.715           $9.689          $11.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,011              784              604              509
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.677           $9.657          $11.283          $17.937
  Accumulation Unit Value at end of
   period                                  $11.577           $7.677           $9.657          $11.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  120               99               74               73
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.702           $7.175           $8.752               --
  Accumulation Unit Value at end of
   period                                   $8.594           $5.702           $7.175               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  433              417              277               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.648           $7.602               --               --
  Accumulation Unit Value at end of
   period                                  $11.509           $7.648               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,024              161               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.648           $9.639          $11.773               --
  Accumulation Unit Value at end of
   period                                  $11.509           $7.648           $9.639               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,024              161               18               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.643           $7.601               --               --
  Accumulation Unit Value at end of
   period                                  $11.485           $7.643               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               16               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.641           $7.601               --               --
  Accumulation Unit Value at end of
   period                                  $11.477           $7.641               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  173               26               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           85

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.063          $16.557          $13.522          $11.918
  Accumulation Unit Value at end of
   period                                  $23.796          $20.063          $16.557          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              286              271              245
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.063          $16.557          $13.522          $11.452
  Accumulation Unit Value at end of
   period                                  $23.796          $20.063          $16.557          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              286              271              245
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.634          $12.095           $9.893           $8.731
  Accumulation Unit Value at end of
   period                                  $17.331          $14.634          $12.095           $9.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  579              558              477              232
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.181          $13.080          $11.445          $10.342
  Accumulation Unit Value at end of
   period                                  $15.671          $14.181          $13.080          $11.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,290           18,524           19,458           18,755
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.027          $12.958          $11.355          $10.277
  Accumulation Unit Value at end of
   period                                  $15.478          $14.027          $12.958          $11.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,012            1,253            1,380            1,539
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.792           $9.050           $7.934           $7.184
  Accumulation Unit Value at end of
   period                                  $10.799           $9.792           $9.050           $7.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               34,759           33,246           28,889           19,704
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.862          $12.831          $11.266          $10.217
  Accumulation Unit Value at end of
   period                                  $15.265          $13.862          $12.831          $11.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,968           20,465           21,100           22,080
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.862          $12.831          $11.266          $10.217
  Accumulation Unit Value at end of
   period                                  $15.265          $13.862          $12.831          $11.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,968           20,465           21,100           22,080
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.770          $12.765          $11.225          $10.443
  Accumulation Unit Value at end of
   period                                  $15.142          $13.770          $12.765          $11.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,822           13,143           13,600           10,695
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.770          $12.765          $11.225          $10.195
  Accumulation Unit Value at end of
   period                                  $15.142          $13.770          $12.765          $11.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,822           13,143           13,600           10,695

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.637           $7.601               --               --
  Accumulation Unit Value at end of
   period                                  $11.452           $7.637               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  171                6               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.686          $10.343          $12.847          $14.655
  Accumulation Unit Value at end of
   period                                  $10.342           $7.686          $10.343          $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,275           11,300            7,477            3,890
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.648          $10.308          $12.823          $14.646
  Accumulation Unit Value at end of
   period                                  $10.277           $7.648          $10.308          $12.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,639            1,468              877              522
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.349           $7.213           $9.525               --
  Accumulation Unit Value at end of
   period                                   $7.184           $5.349           $7.213               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,384            6,802            4,077               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.619           $6.922               --               --
  Accumulation Unit Value at end of
   period                                  $10.217           $7.619               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,446            3,653               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.619          $10.289          $13.605               --
  Accumulation Unit Value at end of
   period                                  $10.217           $7.619          $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,446            3,653              529               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.614           $6.922               --               --
  Accumulation Unit Value at end of
   period                                  $10.195           $7.614               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,397              322               --               --

86                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.740          $12.744          $11.212          $10.188
  Accumulation Unit Value at end of
   period                                  $15.101          $13.740          $12.744          $11.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               42,366           38,431           30,404           18,625
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.574           $8.888           $7.827           $7.292
  Accumulation Unit Value at end of
   period                                  $10.511           $9.574           $8.888           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,513            1,488            1,608            1,953
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.649          $12.678          $11.171          $10.412
  Accumulation Unit Value at end of
   period                                  $14.979          $13.649          $12.678          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,839            3,200            3,341            3,470
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.649          $12.678          $11.171          $10.166
  Accumulation Unit Value at end of
   period                                  $14.979          $13.649          $12.678          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,839            3,200            3,341            3,470
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.535           $8.870           $7.827           $7.305
  Accumulation Unit Value at end of
   period                                  $10.448           $9.535           $8.870           $7.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,370            7,008            5,503            3,086
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.750          $12.134          $11.656          $10.736
  Accumulation Unit Value at end of
   period                                  $14.207          $13.750          $12.134          $11.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               17,696           19,476           20,433           19,977
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.601          $12.020          $11.564          $10.668
  Accumulation Unit Value at end of
   period                                  $14.032          $13.601          $12.020          $11.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,182            1,577            1,714            1,917
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.798          $12.201          $11.744          $10.839
  Accumulation Unit Value at end of
   period                                  $14.228          $13.798          $12.201          $11.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               25,475           24,685           21,755           14,281
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.441          $11.903          $11.474          $10.605
  Accumulation Unit Value at end of
   period                                  $13.839          $13.441          $11.903          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,545           20,994           21,333           22,158
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.441          $11.903          $11.474          $10.605
  Accumulation Unit Value at end of
   period                                  $13.839          $13.441          $11.903          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,545           20,994           21,333           22,158

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.612           $6.922               --               --
  Accumulation Unit Value at end of
   period                                  $10.188           $7.612               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,392              802               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.608           $6.921               --               --
  Accumulation Unit Value at end of
   period                                  $10.166           $7.608               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,596              177               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.242          $10.261          $10.172           $9.277
  Accumulation Unit Value at end of
   period                                  $10.736           $8.242          $10.261          $10.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               16,196           12,481            8,416            4,016
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.202          $10.227          $10.153           $9.271
  Accumulation Unit Value at end of
   period                                  $10.668           $8.202          $10.227          $10.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,979            1,761            1,191              453
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.337          $10.401          $10.745               --
  Accumulation Unit Value at end of
   period                                  $10.839           $8.337          $10.401               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,878            4,555            2,606               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.170           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.605           $8.170               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,549            4,042               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.170          $10.208          $10.560               --
  Accumulation Unit Value at end of
   period                                  $10.605           $8.170          $10.208               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               18,549            4,042              581               --

HARTFORD LIFE INSURANCE COMPANY                                           87

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.352          $11.842          $11.432          $10.801
  Accumulation Unit Value at end of
   period                                  $13.727          $13.352          $11.842          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,288           14,895           15,290           11,516
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.352          $11.842          $11.432          $10.583
  Accumulation Unit Value at end of
   period                                  $13.727          $13.352          $11.842          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,288           14,895           15,290           11,516
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.323          $11.822          $11.419          $10.575
  Accumulation Unit Value at end of
   period                                  $13.690          $13.323          $11.822          $11.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               40,562           38,166           30,745           18,096
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.491          $11.983          $11.586          $10.961
  Accumulation Unit Value at end of
   period                                  $13.849          $13.491          $11.983          $11.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  950              925              944            1,171
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.235          $11.761          $11.377          $10.769
  Accumulation Unit Value at end of
   period                                  $13.579          $13.235          $11.761          $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,881            3,212            3,382            3,569
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.235          $11.761          $11.377          $10.553
  Accumulation Unit Value at end of
   period                                  $13.579          $13.235          $11.761          $11.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,881            3,212            3,382            3,569
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.581          $12.087          $11.710          $11.099
  Accumulation Unit Value at end of
   period                                  $13.914          $13.581          $12.087          $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,229            5,027            3,942            2,326
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $16.137          $13.788          $11.537           $9.830
  Accumulation Unit Value at end of
   period                                  $19.051          $16.137          $13.788          $11.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,174            4,450            4,144            3,811
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.962          $13.660          $11.446           $9.767
  Accumulation Unit Value at end of
   period                                  $18.816          $15.962          $13.660          $11.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  240              311              314              320
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.215          $10.458           $8.768           $7.486
  Accumulation Unit Value at end of
   period                                  $14.392          $12.215          $10.458           $8.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                8,017            7,753            6,479            4,277

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.165           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.583           $8.165               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,445              376               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.163           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.575           $8.163               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,270              786               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.158           $7.765               --               --
  Accumulation Unit Value at end of
   period                                  $10.553           $8.158               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,742              182               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $7.410           $8.847          $11.227          $17.289
  Accumulation Unit Value at end of
   period                                   $9.830           $7.410           $8.847          $11.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,886            2,665            2,106            1,577
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.374           $8.817          $11.206          $17.278
  Accumulation Unit Value at end of
   period                                   $9.767           $7.374           $8.817          $11.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  327              306              245              181
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.654           $6.764           $8.902               --
  Accumulation Unit Value at end of
   period                                   $7.486           $5.654           $6.764               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,061            1,093              707               --

88                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.774          $13.526          $11.357           $9.710
  Accumulation Unit Value at end of
   period                                  $18.558          $15.774          $13.526          $11.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,369            4,113            3,487            3,048
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.774          $13.526          $11.357           $9.710
  Accumulation Unit Value at end of
   period                                  $18.558          $15.774          $13.526          $11.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,369            4,113            3,487            3,048
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.670          $13.457          $11.316           $9.882
  Accumulation Unit Value at end of
   period                                  $18.408          $15.670          $13.457          $11.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,243            3,210            3,129            2,231
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.670          $13.457          $11.316           $9.690
  Accumulation Unit Value at end of
   period                                  $18.408          $15.670          $13.457          $11.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,243            3,210            3,129            2,231
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.635          $13.434          $11.302           $9.683
  Accumulation Unit Value at end of
   period                                  $18.358          $15.635          $13.434          $11.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               11,219           10,552            8,370            4,886
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.943          $10.271           $8.650           $7.565
  Accumulation Unit Value at end of
   period                                  $14.008          $11.943          $10.271           $8.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  360              336              336              238
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.532          $13.365          $11.261           $9.852
  Accumulation Unit Value at end of
   period                                  $18.209          $15.532          $13.365          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  583              607              569              544
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.532          $13.365          $11.261           $9.662
  Accumulation Unit Value at end of
   period                                  $18.209          $15.532          $13.365          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  583              607              569              544
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.834           $9.336           $7.878           $6.902
  Accumulation Unit Value at end of
   period                                  $12.682          $10.834           $9.336           $7.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,219            2,100            1,642              941
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.665          $16.611          $13.987          $11.970
  Accumulation Unit Value at end of
   period                                  $28.176          $21.665          $16.611          $13.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,124            1,137            1,047              858

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.346           $7.128               --               --
  Accumulation Unit Value at end of
   period                                   $9.710           $7.346               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,967              542               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.346           $8.801          $11.599               --
  Accumulation Unit Value at end of
   period                                   $9.710           $7.346           $8.801               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,967              542               68               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.341           $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $9.690           $7.341               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  111               34               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $7.340           $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $9.683           $7.340               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  473              149               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.335           $7.127               --               --
  Accumulation Unit Value at end of
   period                                   $9.662           $7.335               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  360               20               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.743           $9.422           $9.999          $12.616
  Accumulation Unit Value at end of
   period                                  $11.970           $8.743           $9.422           $9.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  619              481              356              294

HARTFORD LIFE INSURANCE COMPANY                                           89

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.431          $16.456          $13.877          $11.893
  Accumulation Unit Value at end of
   period                                  $27.829          $21.431          $16.456          $13.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               47               45               41
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $20.273          $15.575          $13.140          $11.267
  Accumulation Unit Value at end of
   period                                  $26.312          $20.273          $15.575          $13.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,638            1,360            1,135              609
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.179          $16.295          $13.769          $11.824
  Accumulation Unit Value at end of
   period                                  $27.447          $21.179          $16.295          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,434            1,267              987              744
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $21.179          $16.295          $13.769          $11.824
  Accumulation Unit Value at end of
   period                                  $27.447          $21.179          $16.295          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,434            1,267              987              744
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.039          $16.212          $13.719          $11.966
  Accumulation Unit Value at end of
   period                                  $27.225          $21.039          $16.212          $13.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  824              693              604              412
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $21.039          $16.212          $13.719          $11.799
  Accumulation Unit Value at end of
   period                                  $27.225          $21.039          $16.212          $13.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  824              693              604              412
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.993          $16.184          $13.702          $11.791
  Accumulation Unit Value at end of
   period                                  $27.151          $20.993          $16.184          $13.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,286            2,559            1,812              554
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.822          $15.297          $12.964          $11.323
  Accumulation Unit Value at end of
   period                                  $25.611          $19.822          $15.297          $12.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               41               31               37
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $20.854          $16.101          $13.653          $11.930
  Accumulation Unit Value at end of
   period                                  $26.931          $20.854          $16.101          $13.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              193              189              143
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.854          $16.101          $13.653          $11.766
  Accumulation Unit Value at end of
   period                                  $26.931          $20.854          $16.101          $13.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176              193              189              143

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.701           $9.391           $9.980          $12.607
  Accumulation Unit Value at end of
   period                                  $11.893           $8.701           $9.391           $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               28               21               18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.247           $8.905           $9.926               --
  Accumulation Unit Value at end of
   period                                  $11.267           $8.247           $8.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  202              125               63               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.667           $8.438               --               --
  Accumulation Unit Value at end of
   period                                  $11.824           $8.667               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  467              122               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.667           $9.373          $10.462               --
  Accumulation Unit Value at end of
   period                                  $11.824           $8.667           $9.373               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  467              122               26               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.662           $8.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.799           $8.662               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33                8               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.660           $8.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.791           $8.660               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  120               59               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.655           $8.437               --               --
  Accumulation Unit Value at end of
   period                                  $11.766           $8.655               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   94                9               --               --

90                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.668          $15.208          $12.915          $11.301
  Accumulation Unit Value at end of
   period                                  $25.361          $19.668          $15.208          $12.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  389              337              250               97
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.818          $10.454           $9.404               --
  Accumulation Unit Value at end of
   period                                  $12.165          $10.818          $10.454               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  149               52               19               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.788          $10.441           $9.401               --
  Accumulation Unit Value at end of
   period                                  $12.113          $10.788          $10.441               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.778          $10.437           $9.400               --
  Accumulation Unit Value at end of
   period                                  $12.096          $10.778          $10.437               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  411              333              204               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.749          $10.424           $9.398               --
  Accumulation Unit Value at end of
   period                                  $12.045          $10.749          $10.424               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  213              102               51               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.749          $10.424           $9.398               --
  Accumulation Unit Value at end of
   period                                  $12.045          $10.749          $10.424               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  213              102               51               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.719          $10.411           $9.396               --
  Accumulation Unit Value at end of
   period                                  $11.994          $10.719          $10.411               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               50               32               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.719          $10.411           $9.396               --
  Accumulation Unit Value at end of
   period                                  $11.994          $10.719          $10.411               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   62               50               32               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.709          $10.406           $9.395               --
  Accumulation Unit Value at end of
   period                                  $11.977          $10.709          $10.406               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,229              866              440               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.690          $10.398           $9.393               --
  Accumulation Unit Value at end of
   period                                  $11.943          $10.690          $10.398               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                3                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           91

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.680          $10.393           $9.392               --
  Accumulation Unit Value at end of
   period                                  $11.926          $10.680          $10.393               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                2                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.680          $10.393           $9.392               --
  Accumulation Unit Value at end of
   period                                  $11.926          $10.680          $10.393               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                2                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.651          $10.380           $9.390               --
  Accumulation Unit Value at end of
   period                                  $11.875          $10.651          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               67               37               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $27.912          $23.531          $21.082          $16.261
  Accumulation Unit Value at end of
   period                                  $21.727          $27.912          $23.531          $21.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  170              223              269              294
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $27.610          $23.312          $20.916          $16.158
  Accumulation Unit Value at end of
   period                                  $21.460          $27.610          $23.312          $20.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   12               17               27               31
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $25.271          $21.348          $19.164          $14.811
  Accumulation Unit Value at end of
   period                                  $19.632          $25.271          $21.348          $19.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87              109              150              191
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.285          $23.083          $20.753          $16.064
  Accumulation Unit Value at end of
   period                                  $21.165          $27.285          $23.083          $20.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               42               48               52
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $27.285          $23.083          $20.753          $16.064
  Accumulation Unit Value at end of
   period                                  $21.165          $27.285          $23.083          $20.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               42               48               52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.105          $22.966          $20.678          $16.570
  Accumulation Unit Value at end of
   period                                  $20.993          $27.105          $22.966          $20.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                8                2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $27.105          $22.966          $20.678          $16.030
  Accumulation Unit Value at end of
   period                                  $20.993          $27.105          $22.966          $20.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                6                8                2

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.178          $12.129          $11.430           $8.568
  Accumulation Unit Value at end of
   period                                  $16.261          $12.178          $12.129          $11.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  331              391              208               44
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.119          $12.088          $11.408           $8.562
  Accumulation Unit Value at end of
   period                                  $16.158          $12.119          $12.088          $11.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               35               18                8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.114          $11.092          $10.657               --
  Accumulation Unit Value at end of
   period                                  $14.811          $11.114          $11.092               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  229              280              182               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.072          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $16.064          $12.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               57               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.072          $12.066          $11.609               --
  Accumulation Unit Value at end of
   period                                  $16.064          $12.072          $12.066               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56               57               21               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.065          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $16.030          $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --               --

92                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $27.045          $22.926          $20.653          $16.018
  Accumulation Unit Value at end of
   period                                  $20.937          $27.045          $22.926          $20.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3                1                3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.717          $20.974          $18.913          $15.176
  Accumulation Unit Value at end of
   period                                  $19.115          $24.717          $20.974          $18.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --                1                2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $26.866          $22.809          $20.578          $16.520
  Accumulation Unit Value at end of
   period                                  $20.767          $26.866          $22.809          $20.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $26.866          $22.809          $20.578          $15.984
  Accumulation Unit Value at end of
   period                                  $20.767          $26.866          $22.809          $20.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $24.517          $20.846          $18.835          $15.142
  Accumulation Unit Value at end of
   period                                  $18.923          $24.517          $20.846          $18.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.564          $13.382          $13.390          $11.956
  Accumulation Unit Value at end of
   period                                  $15.884          $15.564          $13.382          $13.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,494            6,794            6,192            4,694
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.455          $13.308          $13.336          $11.926
  Accumulation Unit Value at end of
   period                                  $15.750          $15.455          $13.308          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  132              153              144              160
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.419          $13.284          $13.318          $11.916
  Accumulation Unit Value at end of
   period                                  $15.705          $15.419          $13.284          $13.318
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,038           13,232           10,487            4,544
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.312          $13.211          $13.265          $11.886
  Accumulation Unit Value at end of
   period                                  $15.572          $15.312          $13.211          $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,124            7,699            6,867            6,373
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.312          $13.211          $13.265          $11.886
  Accumulation Unit Value at end of
   period                                  $15.572          $15.312          $13.211          $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,124            7,699            6,867            6,373

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.062          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $16.018          $12.062               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                1               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.054          $12.075               --               --
  Accumulation Unit Value at end of
   period                                  $15.984          $12.054               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.228           $9.950               --               --
  Accumulation Unit Value at end of
   period                                  $11.956           $9.228               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,073              403               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.218           $9.948               --               --
  Accumulation Unit Value at end of
   period                                  $11.926           $9.218               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  109               24               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.215           $9.948               --               --
  Accumulation Unit Value at end of
   period                                  $11.916           $9.215               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  325              137               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.206           $8.645               --               --
  Accumulation Unit Value at end of
   period                                  $11.886           $9.206               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,557              390               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.206           $9.947               --               --
  Accumulation Unit Value at end of
   period                                  $11.886           $9.206               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,557              390               --               --

HARTFORD LIFE INSURANCE COMPANY                                           93

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.211          $13.144          $13.217          $12.007
  Accumulation Unit Value at end of
   period                                  $15.446          $15.211          $13.144          $13.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,167            5,986            6,083            4,107
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.211          $13.144          $13.217          $11.861
  Accumulation Unit Value at end of
   period                                  $15.446          $15.211          $13.144          $13.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,167            5,986            6,083            4,107
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.177          $13.121          $13.201          $11.853
  Accumulation Unit Value at end of
   period                                  $15.405          $15.177          $13.121          $13.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               31,495           27,370           21,589           10,265
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.114          $13.080          $13.173          $11.983
  Accumulation Unit Value at end of
   period                                  $15.325          $15.114          $13.080          $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  340              310              289              295
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.077          $13.054          $13.153          $11.971
  Accumulation Unit Value at end of
   period                                  $15.280          $15.077          $13.054          $13.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  780              850              845              851
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.077          $13.054          $13.153          $11.827
  Accumulation Unit Value at end of
   period                                  $15.280          $15.077          $13.054          $13.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  780              850              845              851
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.997          $13.004          $13.123          $11.959
  Accumulation Unit Value at end of
   period                                  $15.176          $14.997          $13.004          $13.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,672            2,261            1,816              862
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.893          $10.902          $10.968          $10.331
  Accumulation Unit Value at end of
   period                                  $12.427          $11.893          $10.902          $10.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  868              914              878              594
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.809          $10.842          $10.924          $10.305
  Accumulation Unit Value at end of
   period                                  $12.321          $11.809          $10.842          $10.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   27               30               30               31
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.782          $10.823          $10.909          $10.296
  Accumulation Unit Value at end of
   period                                  $12.287          $11.782          $10.823          $10.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,236            2,303            1,951              995

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.200           $8.645               --               --
  Accumulation Unit Value at end of
   period                                  $11.861           $9.200               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  415               39               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.198           $8.645               --               --
  Accumulation Unit Value at end of
   period                                  $11.853           $9.198               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  699               65               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.193           $8.644               --               --
  Accumulation Unit Value at end of
   period                                  $11.827           $9.193               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  587                6               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.273          $10.016               --               --
  Accumulation Unit Value at end of
   period                                  $10.331           $8.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217               34               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.265          $10.015               --               --
  Accumulation Unit Value at end of
   period                                  $10.305           $8.265               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               16               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.262          $10.014               --               --
  Accumulation Unit Value at end of
   period                                  $10.296           $8.262               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29                6               --               --

94                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.700          $10.763          $10.866          $10.270
  Accumulation Unit Value at end of
   period                                  $12.183          $11.700          $10.763          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,091            1,015              944              814
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.700          $10.763          $10.866          $10.270
  Accumulation Unit Value at end of
   period                                  $12.183          $11.700          $10.763          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,091            1,015              944              814
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.708          $10.826          $10.430
  Accumulation Unit Value at end of
   period                                  $12.084          $11.622          $10.708          $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,362            1,472            1,481              939
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.622          $10.708          $10.826          $10.248
  Accumulation Unit Value at end of
   period                                  $12.084          $11.622          $10.708          $10.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,362            1,472            1,481              939
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.597          $10.690          $10.813          $10.241
  Accumulation Unit Value at end of
   period                                  $12.051          $11.597          $10.690          $10.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,743            3,952            3,060            1,533
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.548          $10.656          $10.790          $10.409
  Accumulation Unit Value at end of
   period                                  $11.989          $11.548          $10.656          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   49               61               81               84
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.520          $10.635          $10.774          $10.398
  Accumulation Unit Value at end of
   period                                  $11.954          $11.520          $10.635          $10.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              120               95               84
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.520          $10.635          $10.774          $10.219
  Accumulation Unit Value at end of
   period                                  $11.954          $11.520          $10.635          $10.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  103              120               95               84
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.459          $10.594          $10.749          $10.388
  Accumulation Unit Value at end of
   period                                  $11.872          $11.459          $10.594          $10.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  554              567              423              214
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.759          $10.289           $9.703               --
  Accumulation Unit Value at end of
   period                                  $11.536          $11.759          $10.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  141               81               35               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.254           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.270           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  448               23               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.254          $10.013               --               --
  Accumulation Unit Value at end of
   period                                  $10.270           $8.254               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  448               23               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.248           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.248           $8.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               16               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.247           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.241           $8.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45                6               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.241           $7.927               --               --
  Accumulation Unit Value at end of
   period                                  $10.219           $8.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   42                4               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           95

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.726          $10.276           $9.700               --
  Accumulation Unit Value at end of
   period                                  $11.487          $11.726          $10.276               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               34               17               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.716          $10.272           $9.699               --
  Accumulation Unit Value at end of
   period                                  $11.471          $11.716          $10.272               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164              132               88               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.683          $10.259           $9.697               --
  Accumulation Unit Value at end of
   period                                  $11.422          $11.683          $10.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233               83               20               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.683          $10.259           $9.697               --
  Accumulation Unit Value at end of
   period                                  $11.422          $11.683          $10.259               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233               83               20               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.246           $9.695               --
  Accumulation Unit Value at end of
   period                                  $11.374          $11.651          $10.246               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               29               11               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.651          $10.246           $9.695               --
  Accumulation Unit Value at end of
   period                                  $11.374          $11.651          $10.246               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   99               29               11               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.641          $10.242           $9.694               --
  Accumulation Unit Value at end of
   period                                  $11.357          $11.641          $10.242               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  381              298               88               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.619          $10.233           $9.692               --
  Accumulation Unit Value at end of
   period                                  $11.325          $11.619          $10.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                5               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.609          $10.229           $9.691               --
  Accumulation Unit Value at end of
   period                                  $11.309          $11.609          $10.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                6                3               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.609          $10.229           $9.691               --
  Accumulation Unit Value at end of
   period                                  $11.309          $11.609          $10.229               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8                6                3               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

96                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.577          $10.216           $9.689               --
  Accumulation Unit Value at end of
   period                                  $11.261          $11.577          $10.216               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   60               30               15               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.457          $13.417          $13.188          $12.079
  Accumulation Unit Value at end of
   period                                  $14.795          $15.457          $13.417          $13.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,017            2,775            2,205            1,629
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.372          $13.363          $13.155          $12.067
  Accumulation Unit Value at end of
   period                                  $14.692          $15.372          $13.363          $13.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               88               68               66
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.344          $13.345          $13.144          $12.063
  Accumulation Unit Value at end of
   period                                  $14.658          $15.344          $13.345          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,375            6,669            4,897            2,537
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.260          $13.292          $13.111          $12.051
  Accumulation Unit Value at end of
   period                                  $14.555          $15.260          $13.292          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,902            3,344            2,528            2,245
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.260          $13.292          $13.111          $12.051
  Accumulation Unit Value at end of
   period                                  $14.555          $15.260          $13.292          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,902            3,344            2,528            2,245
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.176          $13.239          $13.078          $12.174
  Accumulation Unit Value at end of
   period                                  $14.454          $15.176          $13.239          $13.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,833            3,074            2,842            2,050
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.176          $13.239          $13.078          $12.039
  Accumulation Unit Value at end of
   period                                  $14.454          $15.176          $13.239          $13.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,833            3,074            2,842            2,050
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.148          $13.221          $13.067          $12.034
  Accumulation Unit Value at end of
   period                                  $14.420          $15.148          $13.221          $13.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               12,441           11,075            8,372            4,470
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.093          $13.186          $13.046          $12.160
  Accumulation Unit Value at end of
   period                                  $14.353          $15.093          $13.186          $13.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  169              181              178              202

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.079               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  438               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.067               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.063               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   55               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.051               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,211               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.051               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,211               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.039               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.034               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                           97

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.065          $13.168          $13.035          $12.156
  Accumulation Unit Value at end of
   period                                  $14.319          $15.065          $13.168          $13.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  423              582              545              555
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.065          $13.168          $13.035          $12.022
  Accumulation Unit Value at end of
   period                                  $14.319          $15.065          $13.168          $13.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  423              582              545              555
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.992          $13.124          $13.011          $12.150
  Accumulation Unit Value at end of
   period                                  $14.229          $14.992          $13.124          $13.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,368            1,200              892              581
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.250               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.246               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.248               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.242               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.247               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.240               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.245               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.237               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.245               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.237               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.233               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.233               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.941               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.022               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  356               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

98                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.243               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.231               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   34               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.241               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.229               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.240               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.228               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.240               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.228               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.238               --               --               --
  Accumulation Unit Value at end of
   period                                   $9.224               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.305          $12.445          $12.074          $11.011
  Accumulation Unit Value at end of
   period                                  $14.559          $13.305          $12.445          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,713            1,889            1,963            2,101
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.161          $12.329          $11.979          $10.941
  Accumulation Unit Value at end of
   period                                  $14.380          $13.161          $12.329          $11.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   96              138              160              198
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.646           $7.166           $6.966           $6.366
  Accumulation Unit Value at end of
   period                                   $8.350           $7.646           $7.166           $6.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,543            3,280            2,674            2,154
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.006          $12.208          $11.886          $10.877
  Accumulation Unit Value at end of
   period                                  $14.182          $13.006          $12.208          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,307            2,614            2,819            3,331
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.006          $12.208          $11.886          $10.877
  Accumulation Unit Value at end of
   period                                  $14.182          $13.006          $12.208          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,307            2,614            2,819            3,331

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  ------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.156          $11.627          $13.948          $21.677
  Accumulation Unit Value at end of
   period                                  $11.011           $8.156          $11.627          $13.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,892            1,182              806              486
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.117          $11.588          $13.922          $21.663
  Accumulation Unit Value at end of
   period                                  $10.941           $8.117          $11.588          $13.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  201              124               90               48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.725           $6.749           $8.560               --
  Accumulation Unit Value at end of
   period                                   $6.366           $4.725           $6.749               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,076              870              393               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.085           $7.497               --               --
  Accumulation Unit Value at end of
   period                                  $10.877           $8.085               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,748              437               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.085          $11.567          $14.691               --
  Accumulation Unit Value at end of
   period                                  $10.877           $8.085          $11.567               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,748              437               43               --

HARTFORD LIFE INSURANCE COMPANY                                           99

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.920          $12.145          $11.842          $11.202
  Accumulation Unit Value at end of
   period                                  $14.067          $12.920          $12.145          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,053              896              979              838
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.920          $12.145          $11.842          $10.854
  Accumulation Unit Value at end of
   period                                  $14.067          $12.920          $12.145          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,053              896              979              838
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.892          $12.125          $11.828          $10.847
  Accumulation Unit Value at end of
   period                                  $14.029          $12.892          $12.125          $11.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,728            3,819            2,871            2,028
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.476           $7.038           $6.873           $6.510
  Accumulation Unit Value at end of
   period                                   $8.127           $7.476           $7.038           $6.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  209              207              235              253
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.807          $12.063          $11.785          $11.168
  Accumulation Unit Value at end of
   period                                  $13.916          $12.807          $12.063          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              349              401              468
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.807          $12.063          $11.785          $10.824
  Accumulation Unit Value at end of
   period                                  $13.916          $12.807          $12.063          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  312              349              401              468
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $7.385           $6.966           $6.816           $6.468
  Accumulation Unit Value at end of
   period                                   $8.012           $7.385           $6.966           $6.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  769              692              562              394
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.277          $14.314          $14.304          $13.219
  Accumulation Unit Value at end of
   period                                  $15.959          $15.277          $14.314          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,433            2,382            2,394            2,086
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.112          $14.180          $14.192          $13.135
  Accumulation Unit Value at end of
   period                                  $15.763          $15.112          $14.180          $14.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150              153              164              165
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.539          $13.650          $13.668          $12.656
  Accumulation Unit Value at end of
   period                                  $15.158          $14.539          $13.650          $13.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,268            2,932            2,536            1,172

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.080           $7.496               --               --
  Accumulation Unit Value at end of
   period                                  $10.854           $8.080               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  199               40               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.079           $7.496               --               --
  Accumulation Unit Value at end of
   period                                  $10.847           $8.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  412               84               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.074           $7.496               --               --
  Accumulation Unit Value at end of
   period                                  $10.824           $8.074               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  356               30               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.165          $10.799          $10.505          $10.109
  Accumulation Unit Value at end of
   period                                  $13.219          $11.165          $10.799          $10.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,432              625              355               74
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.111          $10.762          $10.485          $10.102
  Accumulation Unit Value at end of
   period                                  $13.135          $11.111          $10.762          $10.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  155               94               47                6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.712          $10.380          $10.481               --
  Accumulation Unit Value at end of
   period                                  $12.656          $10.712          $10.380               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  490              321              142               --

100                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.934          $14.041          $14.081          $13.058
  Accumulation Unit Value at end of
   period                                  $15.546          $14.934          $14.041          $14.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,075            2,856            2,811            2,689
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.934          $14.041          $14.081          $13.058
  Accumulation Unit Value at end of
   period                                  $15.546          $14.934          $14.041          $14.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,075            2,856            2,811            2,689
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $13.970          $14.030          $13.157
  Accumulation Unit Value at end of
   period                                  $15.420          $14.835          $13.970          $14.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,826            1,827            1,845            1,249
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $13.970          $14.030          $13.030
  Accumulation Unit Value at end of
   period                                  $15.420          $14.835          $13.970          $14.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,826            1,827            1,845            1,249
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.803          $13.946          $14.013          $13.021
  Accumulation Unit Value at end of
   period                                  $15.379          $14.803          $13.946          $14.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,713            6,561            4,993            2,342
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.216          $13.406          $13.485          $12.663
  Accumulation Unit Value at end of
   period                                  $14.754          $14.216          $13.406          $13.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  227              259              256              280
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.705          $13.874          $13.963          $13.118
  Accumulation Unit Value at end of
   period                                  $15.254          $14.705          $13.874          $13.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  330              353              310              312
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.705          $13.874          $13.963          $12.993
  Accumulation Unit Value at end of
   period                                  $15.254          $14.705          $13.874          $13.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  330              353              310              312
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.198          $13.416          $13.522          $12.721
  Accumulation Unit Value at end of
   period                                  $14.706          $14.198          $13.416          $13.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  848              529              386              153
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.110           $1.077           $1.065           $1.073
  Accumulation Unit Value at end of
   period                                   $1.145           $1.110           $1.077           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               37,299           30,252           26,062           31,860

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.069          $10.255               --               --
  Accumulation Unit Value at end of
   period                                  $13.058          $11.069               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,229              271               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.069          $10.742          $10.862               --
  Accumulation Unit Value at end of
   period                                  $13.058          $11.069          $10.742               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,229              271               34               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.062          $10.255               --               --
  Accumulation Unit Value at end of
   period                                  $13.030          $11.062               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  222               46               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.059          $10.254               --               --
  Accumulation Unit Value at end of
   period                                  $13.021          $11.059               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  550               44               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.052          $10.254               --               --
  Accumulation Unit Value at end of
   period                                  $12.993          $11.052               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  212                9               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.082           $1.085           $1.061           $1.024
  Accumulation Unit Value at end of
   period                                   $1.073           $1.082           $1.085           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               35,889          107,340           43,640           12,850

HARTFORD LIFE INSURANCE COMPANY                                          101

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.098           $1.067           $1.057           $1.066
  Accumulation Unit Value at end of
   period                                   $1.131           $1.098           $1.067           $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,052            1,667            1,875            2,260
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.044           $1.016           $1.006           $1.015
  Accumulation Unit Value at end of
   period                                   $1.076           $1.044           $1.016           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               47,059           27,480           16,896           10,727
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.057           $1.048           $1.060
  Accumulation Unit Value at end of
   period                                   $1.116           $1.085           $1.057           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,471           32,390           24,469           25,907
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.085           $1.057           $1.048           $1.060
  Accumulation Unit Value at end of
   period                                   $1.116           $1.085           $1.057           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               50,471           32,390           24,469           25,907
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.052           $1.045           $1.056
  Accumulation Unit Value at end of
   period                                   $1.107           $1.078           $1.052           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,706           15,931           11,174           10,273
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.078           $1.052           $1.045           $1.057
  Accumulation Unit Value at end of
   period                                   $1.107           $1.078           $1.052           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,706           15,931           11,174           10,273
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.075           $1.050           $1.043           $1.057
  Accumulation Unit Value at end of
   period                                   $1.104           $1.075           $1.050           $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               93,493           47,206           28,766           13,798
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.021           $0.998           $0.993           $1.005
  Accumulation Unit Value at end of
   period                                   $1.047           $1.021           $0.998           $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,002            1,102            1,049              846
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.068           $1.044           $1.040           $1.053
  Accumulation Unit Value at end of
   period                                   $1.095           $1.068           $1.044           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,875            3,426            4,172            3,364
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.068           $1.044           $1.040           $1.054
  Accumulation Unit Value at end of
   period                                   $1.095           $1.068           $1.044           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,875            3,426            4,172            3,364

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.077           $1.081           $1.059           $1.023
  Accumulation Unit Value at end of
   period                                   $1.066           $1.077           $1.081           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,730            5,510            2,725              757
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.027           $1.031           $1.014               --
  Accumulation Unit Value at end of
   period                                   $1.015           $1.027           $1.031               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,953           13,291            7,748               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.060           $1.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,160           14,908               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $1.073           $1.079           $1.063               --
  Accumulation Unit Value at end of
   period                                   $1.060           $1.073           $1.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               28,160           14,908            5,400               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.057           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,838            1,035               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $1.072           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.057           $1.072               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,514            1,461               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.071           $1.076               --               --
  Accumulation Unit Value at end of
   period                                   $1.054           $1.071               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,490              877               --               --

102                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $1.013           $0.992           $0.989           $1.003
  Accumulation Unit Value at end of
   period                                   $1.037           $1.013           $0.992           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,427            6,237            3,598            1,604
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.342           $8.346           $8.344           $7.543
  Accumulation Unit Value at end of
   period                                  $10.214           $9.342           $8.346           $8.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  446              662              857            1,014
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.241           $8.268           $8.279           $7.495
  Accumulation Unit Value at end of
   period                                  $10.088           $9.241           $8.268           $8.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   93              130              156              184
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.007           $6.272           $6.283           $5.691
  Accumulation Unit Value at end of
   period                                   $7.645           $7.007           $6.272           $6.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233              264              335              420
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.132           $8.187           $8.214           $7.451
  Accumulation Unit Value at end of
   period                                   $9.949           $9.132           $8.187           $8.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              311              379              530
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.132           $8.187           $8.214           $7.451
  Accumulation Unit Value at end of
   period                                   $9.949           $9.132           $8.187           $8.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  258              311              379              530
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.072           $8.145           $8.184           $7.631
  Accumulation Unit Value at end of
   period                                   $9.869           $9.072           $8.145           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               72               77               75
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.072           $8.145           $8.184           $7.435
  Accumulation Unit Value at end of
   period                                   $9.869           $9.072           $8.145           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91               72               77               75
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.052           $8.131           $8.174           $7.430
  Accumulation Unit Value at end of
   period                                   $9.842           $9.052           $8.131           $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  128              143              175              161
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.851           $6.160           $6.199           $5.788
  Accumulation Unit Value at end of
   period                                   $7.441           $6.851           $6.160           $6.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   54               66               73               80

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.019           $8.704          $11.565          $14.317
  Accumulation Unit Value at end of
   period                                   $7.543           $6.019           $8.704          $11.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,131            1,191            1,418              860
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.990           $8.675          $11.543          $14.308
  Accumulation Unit Value at end of
   period                                   $7.495           $5.990           $8.675          $11.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  217              252              186              165
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.551           $6.594           $9.517               --
  Accumulation Unit Value at end of
   period                                   $5.691           $4.551           $6.594               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  459              532              502               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.967           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.451           $5.967               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  500              160               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.967           $8.659          $12.514               --
  Accumulation Unit Value at end of
   period                                   $7.451           $5.967           $8.659               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  500              160               89               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.963           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.435           $5.963               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   22                3               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.962           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.430           $5.962               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                7               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                          103

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.992           $8.090           $8.145           $7.608
  Accumulation Unit Value at end of
   period                                   $9.762           $8.992           $8.090           $8.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               47               49               50
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.992           $8.090           $8.145           $7.414
  Accumulation Unit Value at end of
   period                                   $9.762           $8.992           $8.090           $8.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               47               49               50
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.769           $6.098           $6.149           $5.752
  Accumulation Unit Value at end of
   period                                   $7.338           $6.769           $6.098           $6.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               18               18                6
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.423           $7.936           $7.389           $6.650
  Accumulation Unit Value at end of
   period                                  $10.039           $8.423           $7.936           $7.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  498              556              710              773
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.332           $7.862           $7.331           $6.608
  Accumulation Unit Value at end of
   period                                   $9.915           $8.332           $7.862           $7.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   35               65               75               90
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.558           $5.248           $4.896           $4.415
  Accumulation Unit Value at end of
   period                                   $6.612           $5.558           $5.248           $4.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  662              442              475              447
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.233           $7.785           $7.274           $6.570
  Accumulation Unit Value at end of
   period                                   $9.779           $8.233           $7.785           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  543              517              494              497
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.233           $7.785           $7.274           $6.570
  Accumulation Unit Value at end of
   period                                   $9.779           $8.233           $7.785           $7.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  543              517              494              497
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.179           $7.745           $7.248           $6.755
  Accumulation Unit Value at end of
   period                                   $9.700           $8.179           $7.745           $7.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              189              189              168
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.179           $7.745           $7.248           $6.556
  Accumulation Unit Value at end of
   period                                   $9.700           $8.179           $7.745           $7.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  261              189              189              168

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.958           $5.612               --               --
  Accumulation Unit Value at end of
   period                                   $7.414           $5.958               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   67                7               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.192           $7.968          $12.180          $18.198
  Accumulation Unit Value at end of
   period                                   $6.650           $5.192           $7.968          $12.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  819              839              983              792
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.166           $7.941          $12.157          $18.187
  Accumulation Unit Value at end of
   period                                   $6.608           $5.166           $7.941          $12.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  113              107              139              161
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.454           $5.311           $7.717               --
  Accumulation Unit Value at end of
   period                                   $4.415           $3.454           $5.311               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  380              473              352               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.146           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.570           $5.146               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  536               96               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.146           $7.927          $11.534               --
  Accumulation Unit Value at end of
   period                                   $6.570           $5.146           $7.927               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  536               96               44               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.143           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.556           $5.143               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43                9               --               --

104                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.161           $7.732           $7.239           $6.551
  Accumulation Unit Value at end of
   period                                   $9.674           $8.161           $7.732           $7.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  832              524              388              273
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.435           $5.154           $4.830           $4.508
  Accumulation Unit Value at end of
   period                                   $6.436           $5.435           $5.154           $4.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               84               85               84
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.107           $7.693           $7.213           $6.735
  Accumulation Unit Value at end of
   period                                   $9.595           $8.107           $7.693           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84              110              164              200
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.107           $7.693           $7.213           $6.537
  Accumulation Unit Value at end of
   period                                   $9.595           $8.107           $7.693           $7.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   84              110              164              200
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.442           $5.171           $4.856           $4.540
  Accumulation Unit Value at end of
   period                                   $6.431           $5.442           $5.171           $4.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117               82               54               76
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.412          $12.595          $11.891          $10.221
  Accumulation Unit Value at end of
   period                                  $16.554          $15.412          $12.595          $11.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  148              175              154              161
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.245          $12.477          $11.798          $10.156
  Accumulation Unit Value at end of
   period                                  $16.350          $15.245          $12.477          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6                7               13               14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.828          $11.323          $10.712           $9.225
  Accumulation Unit Value at end of
   period                                  $14.823          $13.828          $11.323          $10.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  191              197              142              108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.066          $12.355          $11.706          $10.097
  Accumulation Unit Value at end of
   period                                  $16.125          $15.066          $12.355          $11.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              313              294              224
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.066          $12.355          $11.706          $10.097
  Accumulation Unit Value at end of
   period                                  $16.125          $15.066          $12.355          $11.706
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  267              313              294              224

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.142           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.551           $5.142               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   77               12               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.139           $4.918               --               --
  Accumulation Unit Value at end of
   period                                   $6.537           $5.139               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  164               12               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.128           $9.378          $10.588          $11.465
  Accumulation Unit Value at end of
   period                                  $10.221           $8.128           $9.378          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  115               87               80               72
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.088           $9.347          $10.568          $11.458
  Accumulation Unit Value at end of
   period                                  $10.156           $8.088           $9.347          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    8               15                6                4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $7.351           $8.499           $9.591               --
  Accumulation Unit Value at end of
   period                                   $9.225           $7.351           $8.499               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               25               22               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.057           $7.717               --               --
  Accumulation Unit Value at end of
   period                                  $10.097           $8.057               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218               30               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.057           $9.329          $10.543               --
  Accumulation Unit Value at end of
   period                                  $10.097           $8.057           $9.329               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  218               30                5               --

HARTFORD LIFE INSURANCE COMPANY                                          105

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.966          $12.292          $11.663          $10.243
  Accumulation Unit Value at end of
   period                                  $15.995          $14.966          $12.292          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150              129               80               58
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.966          $12.292          $11.663          $10.075
  Accumulation Unit Value at end of
   period                                  $15.995          $14.966          $12.292          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150              129               80               58
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.933          $12.271          $11.649          $10.068
  Accumulation Unit Value at end of
   period                                  $15.952          $14.933          $12.271          $11.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  396              368              176              148
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.520          $11.121          $10.568           $9.293
  Accumulation Unit Value at end of
   period                                  $14.428          $13.520          $11.121          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20               24               17               17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $12.208          $11.607          $10.212
  Accumulation Unit Value at end of
   period                                  $15.823          $14.835          $12.208          $11.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               15               14               18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.835          $12.208          $11.607          $10.046
  Accumulation Unit Value at end of
   period                                  $15.823          $14.835          $12.208          $11.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   13               15               14               18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.415          $11.056          $10.528           $9.275
  Accumulation Unit Value at end of
   period                                  $14.287          $13.415          $11.056          $10.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   48               52               39               61
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $12.687          $11.686          $11.630          $10.832
  Accumulation Unit Value at end of
   period                                  $12.700          $12.687          $11.686          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,135            1,406            1,602            1,945
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.550          $11.577          $11.538          $10.763
  Accumulation Unit Value at end of
   period                                  $12.544          $12.550          $11.577          $11.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   85              101              109              101
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.701          $11.722          $11.689          $10.909
  Accumulation Unit Value at end of
   period                                  $12.689          $12.701          $11.722          $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              952              910              817

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.052           $7.716               --               --
  Accumulation Unit Value at end of
   period                                  $10.075           $8.052               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    9                4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.050           $7.716               --               --
  Accumulation Unit Value at end of
   period                                  $10.068           $8.050               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                5               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.045           $7.716               --               --
  Accumulation Unit Value at end of
   period                                  $10.046           $8.045               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.336           $9.254           $9.217          $10.141
  Accumulation Unit Value at end of
   period                                  $10.832           $9.336           $9.254           $9.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,018              996              551              197
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.290           $9.223           $9.199          $10.134
  Accumulation Unit Value at end of
   period                                  $10.763           $9.290           $9.223           $9.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  106              117               28               12
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.421           $9.357           $9.902               --
  Accumulation Unit Value at end of
   period                                  $10.909           $9.421           $9.357               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  497              321              161               --

106                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.464          $11.448          $10.700
  Accumulation Unit Value at end of
   period                                  $12.372          $12.402          $11.464          $11.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,418            1,732            1,909            2,241
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.402          $11.464          $11.448          $10.700
  Accumulation Unit Value at end of
   period                                  $12.372          $12.402          $11.464          $11.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,418            1,732            1,909            2,241
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.321          $11.405          $11.407          $10.766
  Accumulation Unit Value at end of
   period                                  $12.272          $12.321          $11.405          $11.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  597              612              569              514
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.321          $11.405          $11.407          $10.678
  Accumulation Unit Value at end of
   period                                  $12.272          $12.321          $11.405          $11.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  597              612              569              514
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.293          $11.386          $11.393          $10.670
  Accumulation Unit Value at end of
   period                                  $12.239          $12.293          $11.386          $11.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,169            1,977            1,756            1,330
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.418          $11.513          $11.532          $10.899
  Accumulation Unit Value at end of
   period                                  $12.351          $12.418          $11.513          $11.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108              101              113              158
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $12.212          $11.327          $11.352          $10.734
  Accumulation Unit Value at end of
   period                                  $12.139          $12.212          $11.327          $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              231              240              319
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.212          $11.327          $11.352          $10.648
  Accumulation Unit Value at end of
   period                                  $12.139          $12.212          $11.327          $11.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  197              231              240              319
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.322          $11.446          $11.488          $10.877
  Accumulation Unit Value at end of
   period                                  $12.230          $12.322          $11.446          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  248              219              222              119
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.327           $7.869           $7.656           $7.129
  Accumulation Unit Value at end of
   period                                   $9.121           $8.327           $7.869           $7.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  475              681              872            1,047

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.255           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.700           $9.255               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,318              301               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.255           $9.206           $9.756               --
  Accumulation Unit Value at end of
   period                                  $10.700           $9.255           $9.206               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,318              301               37               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.249           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.678           $9.249               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  137               13               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.247           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.670           $9.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  465               56               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.241           $8.875               --               --
  Accumulation Unit Value at end of
   period                                  $10.648           $9.241               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  271                7               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.891           $8.265          $11.077          $13.029
  Accumulation Unit Value at end of
   period                                   $7.129           $5.891           $8.265          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,212            1,211            1,084              671

HARTFORD LIFE INSURANCE COMPANY                                          107

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.237           $7.796           $7.596           $7.084
  Accumulation Unit Value at end of
   period                                   $9.009           $8.237           $7.796           $7.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               93              106              138
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.473           $6.129           $5.975           $5.575
  Accumulation Unit Value at end of
   period                                   $7.076           $6.473           $6.129           $5.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  619              663              752              641
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.140           $7.719           $7.537           $7.042
  Accumulation Unit Value at end of
   period                                   $8.885           $8.140           $7.719           $7.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  673              808              906            1,034
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.140           $7.719           $7.537           $7.042
  Accumulation Unit Value at end of
   period                                   $8.885           $8.140           $7.719           $7.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  673              808              906            1,034
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.086           $7.680           $7.510           $7.184
  Accumulation Unit Value at end of
   period                                   $8.813           $8.086           $7.680           $7.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              211              229              188
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.086           $7.680           $7.510           $7.027
  Accumulation Unit Value at end of
   period                                   $8.813           $8.086           $7.680           $7.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  196              211              229              188
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.068           $7.667           $7.501           $7.022
  Accumulation Unit Value at end of
   period                                   $8.789           $8.068           $7.667           $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  664              663              650              474
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.328           $6.020           $5.895           $5.647
  Accumulation Unit Value at end of
   period                                   $6.887           $6.328           $6.020           $5.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   58               45               79               85
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.015           $7.628           $7.473           $7.163
  Accumulation Unit Value at end of
   period                                   $8.718           $8.015           $7.628           $7.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               82               88              116
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.015           $7.628           $7.473           $7.007
  Accumulation Unit Value at end of
   period                                   $8.718           $8.015           $7.628           $7.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               82               88              116

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.863           $8.237          $11.056          $13.021
  Accumulation Unit Value at end of
   period                                   $7.084           $5.863           $8.237          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  142              140              173              135
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.616           $6.489           $8.862               --
  Accumulation Unit Value at end of
   period                                   $5.575           $4.616           $6.489               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  519              464              330               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.840           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.042           $5.840               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  986              207               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.840           $8.222          $11.244               --
  Accumulation Unit Value at end of
   period                                   $7.042           $5.840           $8.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  986              207               95               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.836           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.027           $5.836               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               27               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.835           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.022           $5.835               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  166               24               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.831           $5.713               --               --
  Accumulation Unit Value at end of
   period                                   $7.007           $5.831               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78                7               --               --

108                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.459           $6.157           $6.041           $5.798
  Accumulation Unit Value at end of
   period                                   $7.016           $6.459           $6.157           $6.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   88              111               88               46
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.698           $8.726           $8.266           $7.547
  Accumulation Unit Value at end of
   period                                  $10.522           $9.698           $8.726           $8.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,369            2,328            2,267            1,825
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.593           $8.644           $8.201           $7.499
  Accumulation Unit Value at end of
   period                                  $10.393           $9.593           $8.644           $8.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  101              144              150              172
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.502           $8.567           $8.132           $7.439
  Accumulation Unit Value at end of
   period                                  $10.290           $9.502           $8.567           $8.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,694            5,320            4,439            2,242
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.480           $8.559           $8.137           $7.455
  Accumulation Unit Value at end of
   period                                  $10.250           $9.480           $8.559           $8.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,836            2,373            2,199            2,072
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.480           $8.559           $8.137           $7.455
  Accumulation Unit Value at end of
   period                                  $10.250           $9.480           $8.559           $8.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,836            2,373            2,199            2,072
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.516           $8.108           $7.521
  Accumulation Unit Value at end of
   period                                  $10.167           $9.417           $8.516           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,026            3,137            3,168            2,074
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.516           $8.108           $7.439
  Accumulation Unit Value at end of
   period                                  $10.167           $9.417           $8.516           $8.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,026            3,137            3,168            2,074
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.397           $8.501           $8.098           $7.434
  Accumulation Unit Value at end of
   period                                  $10.140           $9.397           $8.501           $8.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,328            9,172            6,863            3,466
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.291           $8.414           $8.023           $7.453
  Accumulation Unit Value at end of
   period                                  $10.015           $9.291           $8.414           $8.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  147              140              156              128

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.281           $8.079           $9.773           $9.418
  Accumulation Unit Value at end of
   period                                   $7.547           $6.281           $8.079           $9.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,145            1,011              970              536
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.250           $8.052           $9.755           $9.412
  Accumulation Unit Value at end of
   period                                   $7.499           $6.250           $8.052           $9.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  185              211              193              122
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.204           $7.996           $9.595               --
  Accumulation Unit Value at end of
   period                                   $7.439           $6.204           $7.996               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              342              274               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.226           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.455           $6.226               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,402              206               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.226           $8.037           $9.657               --
  Accumulation Unit Value at end of
   period                                   $7.455           $6.226           $8.037               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,402              206               60               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.223           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.439           $6.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129               27               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.221           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.434           $6.221               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  212               29               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                          109

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.335           $8.458           $8.069           $7.499
  Accumulation Unit Value at end of
   period                                  $10.058           $9.335           $8.458           $8.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              285              225              221
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.335           $8.458           $8.069           $7.418
  Accumulation Unit Value at end of
   period                                  $10.058           $9.335           $8.458           $8.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  284              285              225              221
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.417           $8.545           $8.165           $7.599
  Accumulation Unit Value at end of
   period                                  $10.132           $9.417           $8.545           $8.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,248            1,195              875              456
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $5.998           $5.946           $5.863           $5.203
  Accumulation Unit Value at end of
   period                                   $6.479           $5.998           $5.946           $5.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,400            1,674            2,125            2,213
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.941           $5.899           $5.825           $5.177
  Accumulation Unit Value at end of
   period                                   $6.408           $5.941           $5.899           $5.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112              134              174              180
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.405           $6.362           $6.286           $5.589
  Accumulation Unit Value at end of
   period                                   $6.905           $6.405           $6.362           $6.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,185            1,295            1,384            1,326
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.871           $5.841           $5.779           $5.147
  Accumulation Unit Value at end of
   period                                   $6.320           $5.871           $5.841           $5.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,022            2,492            2,899            3,306
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.871           $5.841           $5.779           $5.147
  Accumulation Unit Value at end of
   period                                   $6.320           $5.871           $5.841           $5.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,022            2,492            2,899            3,306
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.832           $5.811           $5.758           $5.384
  Accumulation Unit Value at end of
   period                                   $6.269           $5.832           $5.811           $5.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  935              985            1,061              861
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.832           $5.811           $5.758           $5.136
  Accumulation Unit Value at end of
   period                                   $6.269           $5.832           $5.811           $5.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  935              985            1,061              861

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.217           $5.974               --               --
  Accumulation Unit Value at end of
   period                                   $7.418           $6.217               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159               16               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.860           $6.909           $8.520               --
  Accumulation Unit Value at end of
   period                                   $5.203           $3.860           $6.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,059            1,395              796               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.846           $6.895           $8.515               --
  Accumulation Unit Value at end of
   period                                   $5.177           $3.846           $6.895               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  228              168               67               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $4.155           $7.452           $9.959               --
  Accumulation Unit Value at end of
   period                                   $5.589           $4.155           $7.452               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  832              718              474               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.832           $3.632               --               --
  Accumulation Unit Value at end of
   period                                   $5.147           $3.832               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,843              551               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $3.832           $6.882           $9.210               --
  Accumulation Unit Value at end of
   period                                   $5.147           $3.832           $6.882               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,843              551              200               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.829           $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $5.136           $3.829               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  209               41               --               --

110                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.819           $5.801           $5.751           $5.132
  Accumulation Unit Value at end of
   period                                   $6.252           $5.819           $5.801           $5.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,161            2,164            2,323            1,655
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.262           $6.249           $6.201           $5.806
  Accumulation Unit Value at end of
   period                                   $6.721           $6.262           $6.249           $6.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  209              212              236              295
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                $5.781           $5.771           $5.731           $5.368
  Accumulation Unit Value at end of
   period                                   $6.201           $5.781           $5.771           $5.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              479              546              596
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $5.781           $5.771           $5.731           $5.121
  Accumulation Unit Value at end of
   period                                   $6.201           $5.781           $5.771           $5.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  344              479              546              596
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.213           $6.213           $6.178           $5.795
  Accumulation Unit Value at end of
   period                                   $6.655           $6.213           $6.213           $6.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  300              361              223              149
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.778          $12.372          $11.951          $11.406
  Accumulation Unit Value at end of
   period                                  $13.893          $13.778          $12.372          $11.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,291            1,416            1,342            1,278
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.629          $12.256          $11.857          $11.334
  Accumulation Unit Value at end of
   period                                  $13.722          $13.629          $12.256          $11.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   75              107              127              146
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.029           $8.124           $7.863           $7.520
  Accumulation Unit Value at end of
   period                                   $9.086           $9.029           $8.124           $7.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,734            3,779            2,619            1,396
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.468          $12.136          $11.764          $11.267
  Accumulation Unit Value at end of
   period                                  $13.533          $13.468          $12.136          $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,500            1,431            1,345            1,259
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.468          $12.136          $11.764          $11.267
  Accumulation Unit Value at end of
   period                                  $13.533          $13.468          $12.136          $11.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,500            1,431            1,345            1,259

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $3.828           $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $5.132           $3.828               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  521               99               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $3.826           $3.631               --               --
  Accumulation Unit Value at end of
   period                                   $5.121           $3.826               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  457               29               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.672          $12.895          $13.804          $17.516
  Accumulation Unit Value at end of
   period                                  $11.406           $8.672          $12.895          $13.804
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,095              919              494              328
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.630          $12.852          $13.778          $17.505
  Accumulation Unit Value at end of
   period                                  $11.334           $8.630          $12.852          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  174              174               97               74
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $5.728           $8.535           $9.824               --
  Accumulation Unit Value at end of
   period                                   $7.520           $5.728           $8.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  399              390              204               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.596           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.267           $8.596               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,010              282               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.596          $12.828          $14.786               --
  Accumulation Unit Value at end of
   period                                  $11.267           $8.596          $12.828               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,010              282               32               --

HARTFORD LIFE INSURANCE COMPANY                                          111

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.379          $12.074          $11.722          $11.875
  Accumulation Unit Value at end of
   period                                  $13.424          $13.379          $12.074          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,256            1,385            1,323              909
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.379          $12.074          $11.722          $11.244
  Accumulation Unit Value at end of
   period                                  $13.424          $13.379          $12.074          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,256            1,385            1,323              909
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.349          $12.054          $11.708          $11.236
  Accumulation Unit Value at end of
   period                                  $13.388          $13.349          $12.054          $11.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,348            4,978            2,902            1,527
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.828           $7.979           $7.757           $7.870
  Accumulation Unit Value at end of
   period                                   $8.844           $8.828           $7.979           $7.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87              124              149              146
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.992          $11.665          $11.840
  Accumulation Unit Value at end of
   period                                  $13.279          $13.261          $11.992          $11.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              148              110              139
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.992          $11.665          $11.212
  Accumulation Unit Value at end of
   period                                  $13.279          $13.261          $11.992          $11.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  124              148              110              139
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.759           $7.933           $7.728           $7.854
  Accumulation Unit Value at end of
   period                                   $8.758           $8.759           $7.933           $7.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  931              914              531              289
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.251          $10.016           $9.978               --
  Accumulation Unit Value at end of
   period                                  $10.507          $10.251          $10.016               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  341              109               38               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.223          $10.004           $9.976               --
  Accumulation Unit Value at end of
   period                                  $10.463          $10.223          $10.004               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7                3                2               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.214          $10.000           $9.975               --
  Accumulation Unit Value at end of
   period                                  $10.448          $10.214          $10.000               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  749              305               83               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.591           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.244           $8.591               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   46               11               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.589           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.236           $8.589               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  135               29               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.584           $8.351               --               --
  Accumulation Unit Value at end of
   period                                  $11.212           $8.584               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   90                1               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

112                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.186           $9.988           $9.973               --
  Accumulation Unit Value at end of
   period                                  $10.404          $10.186           $9.988               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              126               41               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.186           $9.988           $9.973               --
  Accumulation Unit Value at end of
   period                                  $10.404          $10.186           $9.988               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  450              126               41               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.158           $9.975           $9.971               --
  Accumulation Unit Value at end of
   period                                  $10.361          $10.158           $9.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  221               76                9               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.158           $9.975           $9.971               --
  Accumulation Unit Value at end of
   period                                  $10.361          $10.158           $9.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  221               76                9               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.149           $9.971           $9.970               --
  Accumulation Unit Value at end of
   period                                  $10.346          $10.149           $9.971               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,503              738              188               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.131           $9.963           $9.969               --
  Accumulation Unit Value at end of
   period                                  $10.317          $10.131           $9.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   33               25               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.121           $9.959           $9.968               --
  Accumulation Unit Value at end of
   period                                  $10.302          $10.121           $9.959               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               19                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.121           $9.959           $9.968               --
  Accumulation Unit Value at end of
   period                                  $10.302          $10.121           $9.959               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   65               19                1               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.094           $9.947           $9.966               --
  Accumulation Unit Value at end of
   period                                  $10.259          $10.094           $9.947               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  114               47                6               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.773          $11.961          $10.019               --
  Accumulation Unit Value at end of
   period                                  $16.395          $14.773          $11.961               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  150               76               20               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                          113

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.736          $11.949          $10.019               --
  Accumulation Unit Value at end of
   period                                  $16.329          $14.736          $11.949               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                3               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.724          $11.945          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.307          $14.724          $11.945               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  389              192               83               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.687          $11.933          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.242          $14.687          $11.933               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  282              163                5               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.687          $11.933          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.242          $14.687          $11.933               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  282              163                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.650          $11.921          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.177          $14.650          $11.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               58               22               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.650          $11.921          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.177          $14.650          $11.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133               58               22               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.638          $11.917          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.156          $14.638          $11.917               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  627              303               30               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.613          $11.909          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.112          $14.613          $11.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   16               10               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $14.601          $11.905          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.091          $14.601          $11.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                5               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.601          $11.905          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.091          $14.601          $11.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   20                5               --               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

114                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.564          $11.893          $10.018               --
  Accumulation Unit Value at end of
   period                                  $16.027          $14.564          $11.893               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   44               20                5               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.508          $10.590           $9.468               --
  Accumulation Unit Value at end of
   period                                  $12.815          $11.508          $10.590               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   68               36               21               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.477          $10.577           $9.465               --
  Accumulation Unit Value at end of
   period                                  $12.761          $11.477          $10.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1                1               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.466          $10.573           $9.464               --
  Accumulation Unit Value at end of
   period                                  $12.742          $11.466          $10.573               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  296              163               33               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.435          $10.559           $9.462               --
  Accumulation Unit Value at end of
   period                                  $12.688          $11.435          $10.559               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               40               20               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $11.435          $10.559           $9.462               --
  Accumulation Unit Value at end of
   period                                  $12.688          $11.435          $10.559               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78               40               20               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.546           $9.459               --
  Accumulation Unit Value at end of
   period                                  $12.634          $11.403          $10.546               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               12                2               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.403          $10.546           $9.459               --
  Accumulation Unit Value at end of
   period                                  $12.634          $11.403          $10.546               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               12                2               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.393          $10.542           $9.459               --
  Accumulation Unit Value at end of
   period                                  $12.616          $11.393          $10.542               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,104              404               28               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.372          $10.533           $9.457               --
  Accumulation Unit Value at end of
   period                                  $12.581          $11.372          $10.533               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                1                1               --

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                          115

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $11.361          $10.528           $9.456               --
  Accumulation Unit Value at end of
   period                                  $12.563          $11.361          $10.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.361          $10.528           $9.456               --
  Accumulation Unit Value at end of
   period                                  $12.563          $11.361          $10.528               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    1               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $11.330          $10.515           $9.454               --
  Accumulation Unit Value at end of
   period                                  $12.510          $11.330          $10.515               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   29               19                8               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.183          $12.886          $12.741          $11.636
  Accumulation Unit Value at end of
   period                                  $14.539          $14.183          $12.886          $12.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,780            6,059            6,636            6,178
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.029          $12.766          $12.641          $11.562
  Accumulation Unit Value at end of
   period                                  $14.360          $14.029          $12.766          $12.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  471              535              632              699
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.303          $12.111          $11.999          $10.980
  Accumulation Unit Value at end of
   period                                  $13.610          $13.303          $12.111          $11.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,822            9,376            8,099            4,773
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.864          $12.641          $12.543          $11.495
  Accumulation Unit Value at end of
   period                                  $14.163          $13.864          $12.641          $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,550            7,050            7,525            7,408
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.864          $12.641          $12.543          $11.495
  Accumulation Unit Value at end of
   period                                  $14.163          $13.864          $12.641          $12.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,550            7,050            7,525            7,408
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.773          $12.576          $12.497          $11.620
  Accumulation Unit Value at end of
   period                                  $14.048          $13.773          $12.576          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,400            4,321            4,513            3,232
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.773          $12.576          $12.497          $11.470
  Accumulation Unit Value at end of
   period                                  $14.048          $13.773          $12.576          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,400            4,321            4,513            3,232

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.169          $10.902          $11.056           $9.159
  Accumulation Unit Value at end of
   period                                  $11.636          $10.169          $10.902          $11.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,267            4,003            1,696              299
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.120          $10.865          $11.035           $9.153
  Accumulation Unit Value at end of
   period                                  $11.562          $10.120          $10.865          $11.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  792              701              360               45
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.615          $10.329          $10.438               --
  Accumulation Unit Value at end of
   period                                  $10.980           $9.615          $10.329               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,725            1,491              710               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.081           $9.624               --               --
  Accumulation Unit Value at end of
   period                                  $11.495          $10.081               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,700            1,311               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.081          $10.845          $10.975               --
  Accumulation Unit Value at end of
   period                                  $11.495          $10.081          $10.845               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,700            1,311              178               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.075           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.470          $10.075               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  459               77               --               --

116                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.742          $12.555          $12.482          $11.462
  Accumulation Unit Value at end of
   period                                  $14.010          $13.742          $12.555          $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               15,380           14,193           11,533            6,235
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.007          $11.895          $11.838          $11.022
  Accumulation Unit Value at end of
   period                                  $13.247          $13.007          $11.895          $11.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  233              237              284              284
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.652          $12.491          $12.437          $11.585
  Accumulation Unit Value at end of
   period                                  $13.897          $13.652          $12.491          $12.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  689              861              984              948
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.652          $12.491          $12.437          $11.438
  Accumulation Unit Value at end of
   period                                  $13.897          $13.652          $12.491          $12.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  689              861              984              948
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.757          $12.606          $12.571          $11.725
  Accumulation Unit Value at end of
   period                                  $13.983          $13.757          $12.606          $12.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,661            1,574            1,390              853
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.262          $14.522          $13.842          $12.218
  Accumulation Unit Value at end of
   period                                  $18.322          $17.262          $14.522          $13.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  682              528              355              244
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.167          $14.464          $13.807          $12.205
  Accumulation Unit Value at end of
   period                                  $18.194          $17.167          $14.464          $13.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               25               22               18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.136          $14.445          $13.796          $12.201
  Accumulation Unit Value at end of
   period                                  $18.152          $17.136          $14.445          $13.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,424              876              484              234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $17.042          $14.387          $13.761          $12.189
  Accumulation Unit Value at end of
   period                                  $18.025          $17.042          $14.387          $13.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,136              790              542              411
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.042          $14.387          $13.761          $12.189
  Accumulation Unit Value at end of
   period                                  $18.025          $17.042          $14.387          $13.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,136              790              542              411

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.073           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.462          $10.073               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,139              290               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.066           $9.623               --               --
  Accumulation Unit Value at end of
   period                                  $11.438          $10.066               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  768               33               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.218               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   72               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.205               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.201               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.189               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.189               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  216               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                          117

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.948          $14.330          $13.727          $12.302
  Accumulation Unit Value at end of
   period                                  $17.899          $16.948          $14.330          $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  601              499              404              284
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.948          $14.330          $13.727          $12.177
  Accumulation Unit Value at end of
   period                                  $17.899          $16.948          $14.330          $13.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  601              499              404              284
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.917          $14.311          $13.716          $12.173
  Accumulation Unit Value at end of
   period                                  $17.858          $16.917          $14.311          $13.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,298            1,732              840              352
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.855          $14.273          $13.693          $12.288
  Accumulation Unit Value at end of
   period                                  $17.775          $16.855          $14.273          $13.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   83               65               70               66
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.824          $14.254          $13.681          $12.284
  Accumulation Unit Value at end of
   period                                  $17.733          $16.824          $14.254          $13.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               93              100               92
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.824          $14.254          $13.681          $12.161
  Accumulation Unit Value at end of
   period                                  $17.733          $16.824          $14.254          $13.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               93              100               92
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.743          $14.206          $13.656          $12.278
  Accumulation Unit Value at end of
   period                                  $17.621          $16.743          $14.206          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  235              172              103               37
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.915          $16.453          $14.424          $12.407
  Accumulation Unit Value at end of
   period                                  $21.911          $19.915          $16.453          $14.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,481            1,299              993              480
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.806          $16.387          $14.388          $12.394
  Accumulation Unit Value at end of
   period                                  $21.758          $19.806          $16.387          $14.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   39               51               43               22
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.770          $16.366          $14.376          $12.390
  Accumulation Unit Value at end of
   period                                  $21.707          $19.770          $16.366          $14.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,858            2,449            1,772              538

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.177               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.173               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   11               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.161               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   53               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.407               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  126               --               --               --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.394               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2               --               --               --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.390               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   10               --               --               --

118                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.661          $16.300          $14.340          $12.377
  Accumulation Unit Value at end of
   period                                  $21.555          $19.661          $16.300          $14.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,925            1,473            1,128              638
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.661          $16.300          $14.340          $12.377
  Accumulation Unit Value at end of
   period                                  $21.555          $19.661          $16.300          $14.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,925            1,473            1,128              638
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.553          $16.235          $14.304          $12.521
  Accumulation Unit Value at end of
   period                                  $21.405          $19.553          $16.235          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,293            1,194            1,167              453
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.553          $16.235          $14.304          $12.365
  Accumulation Unit Value at end of
   period                                  $21.405          $19.553          $16.235          $14.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,293            1,194            1,167              453
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.517          $16.213          $14.292          $12.361
  Accumulation Unit Value at end of
   period                                  $21.355          $19.517          $16.213          $14.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,068            4,942            3,085            1,134
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $16.170          $14.268          $12.507
  Accumulation Unit Value at end of
   period                                  $21.256          $19.446          $16.170          $14.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  286              289              294               61
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.410          $16.149          $14.256          $12.502
  Accumulation Unit Value at end of
   period                                  $21.206          $19.410          $16.149          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              227              201              165
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.410          $16.149          $14.256          $12.348
  Accumulation Unit Value at end of
   period                                  $21.206          $19.410          $16.149          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  247              227              201              165
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.317          $16.095          $14.230          $12.496
  Accumulation Unit Value at end of
   period                                  $21.072          $19.317          $16.095          $14.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  778              670              503              221
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.191          $14.763          $13.576          $12.254
  Accumulation Unit Value at end of
   period                                  $17.498          $17.191          $14.763          $13.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,057            6,545            6,334            5,658

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.377               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  323               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.377               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  323               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.365               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    6               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.361               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   24               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                  $12.348               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   74               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.954          $11.476          $10.899           $9.276
  Accumulation Unit Value at end of
   period                                  $12.254           $9.954          $11.476          $10.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,507            3,408            1,632              358

HARTFORD LIFE INSURANCE COMPANY                                          119

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $17.005          $14.625          $13.470          $12.176
  Accumulation Unit Value at end of
   period                                  $17.283          $17.005          $14.625          $13.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  387              456              491              498
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.342          $14.062          $12.957          $11.719
  Accumulation Unit Value at end of
   period                                  $16.600          $16.342          $14.062          $12.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                9,098            8,358            6,872            4,081
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.805          $14.482          $13.364          $12.105
  Accumulation Unit Value at end of
   period                                  $17.045          $16.805          $14.482          $13.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,090            7,282            6,967            6,982
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $16.805          $14.482          $13.364          $12.105
  Accumulation Unit Value at end of
   period                                  $17.045          $16.805          $14.482          $13.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                7,090            7,282            6,967            6,982
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.694          $14.408          $13.316          $12.204
  Accumulation Unit Value at end of
   period                                  $16.907          $16.694          $14.408          $13.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,197            4,035            4,064            2,935
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.694          $14.408          $13.316          $12.079
  Accumulation Unit Value at end of
   period                                  $16.907          $16.694          $14.408          $13.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                4,197            4,035            4,064            2,935
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.657          $14.384          $13.300          $12.071
  Accumulation Unit Value at end of
   period                                  $16.861          $16.657          $14.384          $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               19,630           17,607           14,132            7,736
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.978          $13.811          $12.783          $11.732
  Accumulation Unit Value at end of
   period                                  $16.158          $15.978          $13.811          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  372              341              341              353
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $16.547          $14.310          $13.252          $12.167
  Accumulation Unit Value at end of
   period                                  $16.725          $16.547          $14.310          $13.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  767              788              813              834
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.547          $14.310          $13.252          $12.045
  Accumulation Unit Value at end of
   period                                  $16.725          $16.547          $14.310          $13.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  767              788              813              834

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.906          $11.437          $10.878           $9.270
  Accumulation Unit Value at end of
   period                                  $12.176           $9.906          $11.437          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  528              478              183               35
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.539          $11.018          $11.008               --
  Accumulation Unit Value at end of
   period                                  $11.719           $9.539          $11.018               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,658            1,479              665               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.868           $9.750               --               --
  Accumulation Unit Value at end of
   period                                  $12.105           $9.868               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,838            1,331               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $9.868          $11.416          $11.421               --
  Accumulation Unit Value at end of
   period                                  $12.105           $9.868          $11.416               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,838            1,331              172               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.862           $9.749               --               --
  Accumulation Unit Value at end of
   period                                  $12.079           $9.862               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  356               86               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $9.860           $9.749               --               --
  Accumulation Unit Value at end of
   period                                  $12.071           $9.860               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,082              214               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $9.853           $9.749               --               --
  Accumulation Unit Value at end of
   period                                  $12.045           $9.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  589               56               --               --

120                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $16.478          $14.272          $13.236          $12.170
  Accumulation Unit Value at end of
   period                                  $16.631          $16.478          $14.272          $13.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,828            1,650            1,243              618
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.203          $15.992          $12.725          $10.363
  Accumulation Unit Value at end of
   period                                  $25.652          $20.203          $15.992          $12.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  652              720              675              440
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.984          $15.842          $12.625          $10.297
  Accumulation Unit Value at end of
   period                                  $25.337          $19.984          $15.842          $12.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   21               27               42               32
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $24.099          $19.114          $15.240          $12.436
  Accumulation Unit Value at end of
   period                                  $30.539          $24.099          $19.114          $15.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,186            1,044              824              356
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.749          $15.687          $12.527          $10.237
  Accumulation Unit Value at end of
   period                                  $24.989          $19.749          $15.687          $12.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  822              812              755              446
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $19.749          $15.687          $12.527          $10.237
  Accumulation Unit Value at end of
   period                                  $24.989          $19.749          $15.687          $12.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  822              812              755              446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.618          $15.607          $12.481          $10.512
  Accumulation Unit Value at end of
   period                                  $24.786          $19.618          $15.607          $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              617              668              233
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.618          $15.607          $12.481          $10.216
  Accumulation Unit Value at end of
   period                                  $24.786          $19.618          $15.607          $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  640              617              668              233
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.575          $15.580          $12.466          $10.208
  Accumulation Unit Value at end of
   period                                  $24.719          $19.575          $15.580          $12.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,891            1,641            1,242              446
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $23.563          $18.773          $15.036          $12.681
  Accumulation Unit Value at end of
   period                                  $29.725          $23.563          $18.773          $15.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82               86               75               35

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.853           $6.964           $7.703          $10.600
  Accumulation Unit Value at end of
   period                                  $10.363           $6.853           $6.964           $7.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  316              265              119               99
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.819           $6.941           $7.688          $10.594
  Accumulation Unit Value at end of
   period                                  $10.297           $6.819           $6.941           $7.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               21               17               13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.240           $8.391          $10.081               --
  Accumulation Unit Value at end of
   period                                  $12.436           $8.240           $8.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   76               42               16               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.793           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.237           $6.793               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315               44               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.793           $6.928           $8.335               --
  Accumulation Unit Value at end of
   period                                  $10.237           $6.793           $6.928               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  315               44                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.789           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.216           $6.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32                4               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.788           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.208           $6.788               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  143               11               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --

HARTFORD LIFE INSURANCE COMPANY                                          121

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $15.501          $12.421          $10.480
  Accumulation Unit Value at end of
   period                                  $24.519          $19.446          $15.501          $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              140              110              117
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $19.446          $15.501          $12.421          $10.187
  Accumulation Unit Value at end of
   period                                  $24.519          $19.446          $15.501          $12.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  129              140              110              117
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $20.726          $16.546          $13.279          $11.219
  Accumulation Unit Value at end of
   period                                  $26.095          $20.726          $16.546          $13.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  146              122              100               42
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.656          $11.432          $10.549           $9.048
  Accumulation Unit Value at end of
   period                                  $15.509          $13.656          $11.432          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,376            2,536            2,492            1,933
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.508          $11.325          $10.466           $8.991
  Accumulation Unit Value at end of
   period                                  $15.318          $13.508          $11.325          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100              167              165              141
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $12.959          $10.870          $10.051           $8.638
  Accumulation Unit Value at end of
   period                                  $14.688          $12.959          $10.870          $10.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                5,998            6,308            5,726            3,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.349          $11.214          $10.385           $8.938
  Accumulation Unit Value at end of
   period                                  $15.108          $13.349          $11.214          $10.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,881            2,789            2,559            2,336
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $13.349          $11.214          $10.385           $8.938
  Accumulation Unit Value at end of
   period                                  $15.108          $13.349          $11.214          $10.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,881            2,789            2,559            2,336
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.157          $10.347           $9.107
  Accumulation Unit Value at end of
   period                                  $14.985          $13.261          $11.157          $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,301            3,665            3,865            2,813
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.261          $11.157          $10.347           $8.919
  Accumulation Unit Value at end of
   period                                  $14.985          $13.261          $11.157          $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,301            3,665            3,865            2,813

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.783           $6.601               --               --
  Accumulation Unit Value at end of
   period                                  $10.187           $6.783               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   57                6               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.957           $8.685          $10.512          $10.669
  Accumulation Unit Value at end of
   period                                   $9.048           $6.957           $8.685          $10.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  729              527              353              156
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.924           $8.656          $10.492          $10.662
  Accumulation Unit Value at end of
   period                                   $8.991           $6.924           $8.656          $10.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  121              111               80               72
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.655           $8.325          $10.048               --
  Accumulation Unit Value at end of
   period                                   $8.638           $6.655           $8.325               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  214              176               80               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.897           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.938           $6.897               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,301              255               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $6.897           $8.640          $10.443               --
  Accumulation Unit Value at end of
   period                                   $8.938           $6.897           $8.640               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,301              255               37               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.893           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.919           $6.893               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  110               29               --               --

122                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.232          $11.138          $10.335           $8.913
  Accumulation Unit Value at end of
   period                                  $14.945          $13.232          $11.138          $10.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               10,339           10,813            9,246            5,581
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.670          $10.676           $9.916           $8.740
  Accumulation Unit Value at end of
   period                                  $14.296          $12.670          $10.676           $9.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  166              184              199              191
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $13.145          $11.081          $10.297           $9.080
  Accumulation Unit Value at end of
   period                                  $14.824          $13.145          $11.081          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              446              423              408
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $13.145          $11.081          $10.297           $8.894
  Accumulation Unit Value at end of
   period                                  $14.824          $13.145          $11.081          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  371              446              423              408
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $12.572          $10.614           $9.878           $8.722
  Accumulation Unit Value at end of
   period                                  $14.157          $12.572          $10.614           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,632            1,679            1,399              824
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.953          $13.391          $13.147          $11.550
  Accumulation Unit Value at end of
   period                                  $17.263          $15.953          $13.391          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   78              101              117              140
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.780          $13.266          $13.044          $11.477
  Accumulation Unit Value at end of
   period                                  $17.051          $15.780          $13.266          $13.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   18               28               29               23
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $14.924          $12.552          $12.348          $10.870
  Accumulation Unit Value at end of
   period                                  $16.117          $14.924          $12.552          $12.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               33               46               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.595          $13.136          $12.942          $11.410
  Accumulation Unit Value at end of
   period                                  $16.816          $15.595          $13.136          $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7               11                7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.595          $13.136          $12.942          $11.410
  Accumulation Unit Value at end of
   period                                  $16.816          $15.595          $13.136          $12.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                7               11                7

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $6.891           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.913           $6.891               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  176               35               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $6.887           $7.182               --               --
  Accumulation Unit Value at end of
   period                                   $8.894           $6.887               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  229               22               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.899           $9.462          $10.682          $10.949
  Accumulation Unit Value at end of
   period                                  $11.550           $8.899           $9.462          $10.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  158              180              173              110
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.855           $9.430          $10.662          $10.942
  Accumulation Unit Value at end of
   period                                  $11.477           $8.855           $9.430          $10.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   32               36               23               15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.391           $8.940          $10.130               --
  Accumulation Unit Value at end of
   period                                  $10.870           $8.391           $8.940               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   47               58               29               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.821           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.410           $8.821               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               10               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.821           $9.413          $10.680               --
  Accumulation Unit Value at end of
   period                                  $11.410           $8.821           $9.413               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               10                8               --

HARTFORD LIFE INSURANCE COMPANY                                          123

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.492          $13.069          $12.895          $11.579
  Accumulation Unit Value at end of
   period                                  $16.680          $15.492          $13.069          $12.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                4                3               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.492          $13.069          $12.895          $11.386
  Accumulation Unit Value at end of
   period                                  $16.680          $15.492          $13.069          $12.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                4                3               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.458          $13.047          $12.879          $11.377
  Accumulation Unit Value at end of
   period                                  $16.635          $15.458          $13.047          $12.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --                2                4                4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.596          $12.332          $12.186          $10.958
  Accumulation Unit Value at end of
   period                                  $15.693          $14.596          $12.332          $12.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.355          $12.980          $12.833          $11.544
  Accumulation Unit Value at end of
   period                                  $16.501          $15.355          $12.980          $12.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2                3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.355          $12.980          $12.833          $11.353
  Accumulation Unit Value at end of
   period                                  $16.501          $15.355          $12.980          $12.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    3                2                2                3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.478          $12.257          $12.136          $10.932
  Accumulation Unit Value at end of
   period                                  $15.534          $14.478          $12.257          $12.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $15.680          $13.087          $12.221          $10.708
  Accumulation Unit Value at end of
   period                                  $15.785          $15.680          $13.087          $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,116            3,386            3,293            2,567
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.510          $12.965          $12.125          $10.640
  Accumulation Unit Value at end of
   period                                  $15.591          $15.510          $12.965          $12.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   91              111              105              105
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.342          $12.830          $12.006          $10.541
  Accumulation Unit Value at end of
   period                                  $15.414          $15.342          $12.830          $12.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                6,247            5,774            4,766            2,114

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.816           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.386           $8.816               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.814           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.377           $8.814               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.808           $8.549               --               --
  Accumulation Unit Value at end of
   period                                  $11.353           $8.808               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.239          $10.276          $10.586           $9.578
  Accumulation Unit Value at end of
   period                                  $10.708           $8.239          $10.276          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,647            1,056              456              252
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.199          $10.241          $10.566           $9.572
  Accumulation Unit Value at end of
   period                                  $10.640           $8.199          $10.241          $10.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  100               88               36               25
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.126          $10.155          $10.544               --
  Accumulation Unit Value at end of
   period                                  $10.541           $8.126          $10.155               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  401              288              107               --

124                                          HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31,
SUB-ACCOUNT                                2007             2006             2005             2004
----------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.328          $12.838          $12.031          $10.578
  Accumulation Unit Value at end of
   period                                  $15.377          $15.328          $12.838          $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,821            3,629            3,349            3,108
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                               $15.328          $12.838          $12.031          $10.578
  Accumulation Unit Value at end of
   period                                  $15.377          $15.328          $12.838          $12.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                3,821            3,629            3,349            3,108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.227          $12.772          $11.987          $10.763
  Accumulation Unit Value at end of
   period                                  $15.252          $15.227          $12.772          $11.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,847            3,021            3,014            1,923
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.227          $12.772          $11.987          $10.556
  Accumulation Unit Value at end of
   period                                  $15.252          $15.227          $12.772          $11.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,847            3,021            3,014            1,923
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.193          $12.750          $11.973          $10.548
  Accumulation Unit Value at end of
   period                                  $15.211          $15.193          $12.750          $11.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                               14,669           14,020           11,480            5,497
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.000          $12.601          $11.845          $10.650
  Accumulation Unit Value at end of
   period                                  $15.003          $15.000          $12.601          $11.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  168              153              161              182
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                               $15.093          $12.685          $11.929          $10.731
  Accumulation Unit Value at end of
   period                                  $15.088          $15.093          $12.685          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  478              495              476              457
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                               $15.093          $12.685          $11.929          $10.526
  Accumulation Unit Value at end of
   period                                  $15.088          $15.093          $12.685          $11.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  478              495              476              457
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                               $14.551          $12.248          $11.536          $10.391
  Accumulation Unit Value at end of
   period                                  $14.525          $14.551          $12.248          $11.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,931            1,797            1,427              780

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                2003             2002             2001             2000
--------------------------------------  -------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.167           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.578           $8.167               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,385              330               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                $8.167          $10.222          $10.628               --
  Accumulation Unit Value at end of
   period                                  $10.578           $8.167          $10.222               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                2,385              330               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.162           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.556           $8.162               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  112               33               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                $8.160           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.548           $8.160               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  467               71               --               --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                $8.155           $8.387               --               --
  Accumulation Unit Value at end of
   period                                  $10.526           $8.155               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  251               15               --               --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --


(a)  Inception date November 12, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    AIM V.I. CAPITAL
                                AIM V.I. BASIC        APPRECIATION        AIM V.I. CORE
                                  VALUE FUND              FUND             EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  18,338,339            3,951,206           11,664,952
                                ==============       ==============       ==============
  Cost                            $177,981,475          $91,012,449         $292,690,273
                                ==============       ==============       ==============
  Market Value                    $233,447,053         $116,047,052         $339,565,897
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --                   --
 Receivable from fund shares
  sold                                  20,837               73,144              111,450
 Other assets                               --                   --                   --
                                --------------       --------------       --------------
 Total Assets                      233,467,890          116,120,196          339,677,347
                                --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             20,837               73,144              111,450
 Payable for fund shares
  purchased                                 --                   --                   --
 Other liabilities                           8                1,027                6,717
                                --------------       --------------       --------------
 Total Liabilities                      20,845               74,171              118,167
                                --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $233,447,045         $116,046,025         $339,559,180
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.             AIM V.I.         AIM V.I. MID CAP      AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL         CORE EQUITY           CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND              FUND                 FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      65,033,075            6,713,115           26,861,576            7,159,370
                                    ==============       ==============       ==============       ==============
  Cost                                $789,813,940         $179,355,169         $312,880,266         $104,053,287
                                    ==============       ==============       ==============       ==============
  Market Value                        $783,648,552         $225,762,062         $391,373,152         $111,185,020
 Due from Hartford Life and
  Annuity Insurance Company                796,229              502,974               85,458              315,130
 Receivable from fund shares
  sold                                          --                   --                   --                   --
 Other assets                                   --                   --                   --                   --
                                    --------------       --------------       --------------       --------------
 Total Assets                          784,444,781          226,265,036          391,458,610          111,500,150
                                    --------------       --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   --                   --                   --
 Payable for fund shares
  purchased                                796,229              502,974               85,458              315,130
 Other liabilities                              60                   12                   42                    1
                                    --------------       --------------       --------------       --------------
 Total Liabilities                         796,289              502,986               85,500              315,131
                                    --------------       --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $783,648,492         $225,762,050         $391,373,110         $111,185,019
                                    ==============       ==============       ==============       ==============

                                 AIM V.I.      AIM V.I. CAPITAL      AMERICAN
                                 LARGE CAP        DEVELOPMENT      FUNDS GLOBAL
                                GROWTH FUND          FUND            BOND FUND
                                SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 3,776,879           3,814           7,756,743
                               =============       =========       =============
  Cost                           $47,992,871         $75,392         $82,622,717
                               =============       =========       =============
  Market Value                   $59,863,584         $71,893         $83,850,394
 Due from Hartford Life and
  Annuity Insurance Company            6,940             603             495,956
 Receivable from fund shares
  sold                                    --              --                  --
 Other assets                             --              --                   1
                               -------------       ---------       -------------
 Total Assets                     59,870,524          72,496          84,346,351
                               -------------       ---------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --              --                  --
 Payable for fund shares
  purchased                            6,940             603             495,956
 Other liabilities                       282              --                  --
                               -------------       ---------       -------------
 Total Liabilities                     7,222             603             495,956
                               -------------       ---------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $59,863,302         $71,893         $83,850,395
                               =============       =========       =============

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN                        AMERICAN FUNDS
                                 FUNDS GLOBAL    AMERICAN FUNDS      BLUE CHIP
                                  GROWTH AND    ASSET ALLOCATION     INCOME AND
                                 INCOME FUND          FUND          GROWTH FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  50,624,167       108,887,126       116,227,391
                                ==============  ================  ================
  Cost                            $561,460,936    $1,602,858,756    $1,037,299,043
                                ==============  ================  ================
  Market Value                    $594,833,964    $2,002,434,248    $1,330,803,623
 Due from Hartford Life and
  Annuity Insurance Company          2,371,427                --                --
 Receivable from fund shares
  sold                                      --             8,030           448,208
 Other assets                               --                --               161
                                --------------  ----------------  ----------------
 Total Assets                      597,205,391     2,002,442,278     1,331,251,992
                                --------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --             8,030           448,208
 Payable for fund shares
  purchased                          2,371,427                --                --
 Other liabilities                           1                10                --
                                --------------  ----------------  ----------------
 Total Liabilities                   2,371,428             8,040           448,208
                                --------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $594,833,963    $2,002,434,238    $1,330,803,784
                                ==============  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS                          AMERICAN FUNDS
                                AMERICAN FUNDS        GLOBAL GROWTH         AMERICAN FUNDS    GROWTH-INCOME
                                  BOND FUND                FUND              GROWTH FUND           FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  112,684,552           33,597,000             67,664,796       106,643,817
                               ================       ==============       ================  ================
  Cost                           $1,224,725,054         $573,301,619         $3,398,213,041    $3,609,857,704
                               ================       ==============       ================  ================
  Market Value                   $1,242,910,606         $839,924,998         $4,514,595,184    $4,506,767,688
 Due from Hartford Life and
  Annuity Insurance Company             310,265              349,524                889,723         1,093,661
 Receivable from fund shares
  sold                                       --                   --                     --                --
 Other assets                                --                   --                     --                --
                               ----------------       --------------       ----------------  ----------------
 Total Assets                     1,243,220,871          840,274,522          4,515,484,907     4,507,861,349
                               ----------------       --------------       ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                     --                --
 Payable for fund shares
  purchased                             310,265              349,524                889,723         1,093,661
 Other liabilities                            4                    4                     --                 2
                               ----------------       --------------       ----------------  ----------------
 Total Liabilities                      310,269              349,528                889,723         1,093,663
                               ----------------       --------------       ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,242,910,602         $839,924,994         $4,514,595,184    $4,506,767,686
                               ================       ==============       ================  ================

                                                                                AMERICAN FUNDS
                                AMERICAN FUNDS                                   GLOBAL SMALL
                                INTERNATIONAL         AMERICAN FUNDS            CAPITALIZATION
                                     FUND             NEW WORLD FUND                 FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   56,019,983           21,808,338                24,043,959
                               ================       ==============            ==============
  Cost                             $931,845,960         $349,674,866              $426,063,199
                               ================       ==============            ==============
  Market Value                   $1,384,813,959         $560,474,262              $647,984,690
 Due from Hartford Life and
  Annuity Insurance Company             351,032              489,137                   183,187
 Receivable from fund shares
  sold                                       --                   --                        --
 Other assets                                --                   --                         1
                               ----------------       --------------            --------------
 Total Assets                     1,385,164,991          560,963,399               648,167,878
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                        --
 Payable for fund shares
  purchased                             351,032              489,137                   183,187
 Other liabilities                            9                   --                        --
                               ----------------       --------------            --------------
 Total Liabilities                      351,041              489,137                   183,187
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,384,813,950         $560,474,262              $647,984,691
                               ================       ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                FRANKLIN RISING                          FRANKLIN LARGE
                                   DIVIDENDS      FRANKLIN INCOME          CAP GROWTH
                                SECURITIES FUND   SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    53,422,448       152,738,602           12,890,214
                                ================  ================       ==============
  Cost                              $962,393,955    $2,361,671,418         $185,430,596
                                ================  ================       ==============
  Market Value                    $1,029,450,557    $2,643,905,192         $222,356,187
 Due from Hartford Life and
  Annuity Insurance Company            1,154,600         2,199,999                   --
 Receivable from fund shares
  sold                                        --                --               68,176
 Other assets                                  7                --                   --
                                ----------------  ----------------       --------------
 Total Assets                      1,030,605,164     2,646,105,191          222,424,363
                                ----------------  ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                --               68,176
 Payable for fund shares
  purchased                            1,154,600         2,199,999                   --
 Other liabilities                            --                11                    2
                                ----------------  ----------------       --------------
 Total Liabilities                     1,154,600         2,200,010               68,178
                                ----------------  ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,029,450,564    $2,643,905,181         $222,356,185
                                ================  ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL          FRANKLIN SMALL-          FRANKLIN SMALL             FRANKLIN
                                     REAL ESTATE             MID CAP GROWTH            CAP VALUE            STRATEGIC INCOME
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        876,061                17,162,472                42,104                56,639,270
                                    =============            ==============            ==========            ==============
  Cost                                $15,335,413              $302,994,943              $719,028              $675,210,360
                                    =============            ==============            ==========            ==============
  Market Value                        $21,875,241              $393,192,223              $719,986              $723,849,868
 Due from Hartford Life and
  Annuity Insurance Company                13,367                     4,229                15,562                   453,399
 Receivable from fund shares
  sold                                         --                        --                    --                        --
 Other assets                                  --                        --                    --                        --
                                    -------------            --------------            ----------            --------------
 Total Assets                          21,888,608               393,196,452               735,548               724,303,267
                                    -------------            --------------            ----------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                        --                    --                        --
 Payable for fund shares
  purchased                                13,367                     4,229                15,562                   453,399
 Other liabilities                             --                         2                    --                         7
                                    -------------            --------------            ----------            --------------
 Total Liabilities                         13,367                     4,231                15,562                   453,406
                                    -------------            --------------            ----------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $21,875,241              $393,192,221              $719,986              $723,849,861
                                    =============            ==============            ==========            ==============

                                                        TEMPLETON                 TEMPLETON
                                MUTUAL SHARES       DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   98,007,173           18,508,521                37,854,085
                               ================       ==============            ==============
  Cost                           $1,588,641,692         $176,928,376              $519,709,362
                               ================       ==============            ==============
  Market Value                   $1,978,764,809         $299,282,782              $766,545,213
 Due from Hartford Life and
  Annuity Insurance Company             642,462               37,652                        --
 Receivable from fund shares
  sold                                       --                   --                   157,580
 Other assets                                 3                   --                        --
                               ----------------       --------------            --------------
 Total Assets                     1,979,407,274          299,320,434               766,702,793
                               ----------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --                   157,580
 Payable for fund shares
  purchased                             642,462               37,652                        --
 Other liabilities                           --                    2                        11
                               ----------------       --------------            --------------
 Total Liabilities                      642,462               37,654                   157,591
                               ----------------       --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,978,764,812         $299,282,780              $766,545,202
                               ================       ==============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            TEMPLETON
                                     GLOBAL ASSET             GROWTH           MUTUAL DISCOVERY
                                    ALLOCATION FUND      SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         980,167             73,165,470           32,241,796
                                     =============       ================       ==============
  Cost                                 $17,179,910           $943,245,569         $610,033,727
                                     =============       ================       ==============
  Market Value                         $14,232,032         $1,129,674,853         $763,808,131
 Due from Hartford Life and
  Annuity Insurance Company                     --                478,058              704,400
 Receivable from fund shares
  sold                                      15,876                     --                   --
 Other assets                                   --                     --                   --
                                     -------------       ----------------       --------------
 Total Assets                           14,247,908          1,130,152,911          764,512,531
                                     -------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 15,876                     --                   --
 Payable for fund shares
  purchased                                     --                478,058              704,400
 Other liabilities                              --                      7                   --
                                     -------------       ----------------       --------------
 Total Liabilities                          15,876                478,065              704,400
                                     -------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $14,232,032         $1,129,674,846         $763,808,131
                                     =============       ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN FLEX           FRANKLIN LARGE          HARTFORD
                                     CAP GROWTH                CAP VALUE          MONEY MARKET          MFS CORE
                                   SECURITIES FUND          SECURITIES FUND         HLS FUND          EQUITY SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      4,767,768                2,470,514          645,114,362           2,530,797
                                    =============            =============       ==============       =============
  Cost                                $53,261,754              $27,758,165         $645,114,362         $44,939,576
                                    =============            =============       ==============       =============
  Market Value                        $60,646,009              $28,732,072         $645,114,362         $43,479,094
 Due from Hartford Life and
  Annuity Insurance Company               126,030                       --                   --                  --
 Receivable from fund shares
  sold                                         --                    7,934            3,234,565               1,051
 Other assets                                   1                       --                  500                  --
                                    -------------            -------------       --------------       -------------
 Total Assets                          60,772,040               28,740,006          648,349,427          43,480,145
                                    -------------            -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    7,934            3,234,565               1,051
 Payable for fund shares
  purchased                               126,031                       --                   --                  --
 Other liabilities                             --                       --                   --                  --
                                    -------------            -------------       --------------       -------------
 Total Liabilities                        126,031                    7,934            3,234,565               1,051
                                    -------------            -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,646,009              $28,732,072         $645,114,862         $43,479,094
                                    =============            =============       ==============       =============


                                    MFS EMERGING         MFS GLOBAL       MFS HIGH
                                    GROWTH SERIES       EQUITY SERIES  INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,809,193           2,573,211      21,497,302
                                    =============       =============  ==============
  Cost                                $67,279,715         $30,579,892    $201,802,926
                                    =============       =============  ==============
  Market Value                        $70,257,927         $39,807,568    $204,654,315
 Due from Hartford Life and
  Annuity Insurance Company                33,403                  --              --
 Receivable from fund shares
  sold                                         --               4,378          54,219
 Other assets                                  --                  --              --
                                    -------------       -------------  --------------
 Total Assets                          70,291,330          39,811,946     204,708,534
                                    -------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --               4,378          54,219
 Payable for fund shares
  purchased                                33,403                  --              --
 Other liabilities                             --                  --               1
                                    -------------       -------------  --------------
 Total Liabilities                         33,403               4,378          54,220
                                    -------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $70,257,927         $39,807,568    $204,654,314
                                    =============       =============  ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                     GROWTH STOCK        MFS INVESTORS    MFS MID CAP
                                        SERIES            TRUST SERIES   GROWTH SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       8,140,321           22,316,401      17,332,699
                                     =============       ==============  ==============
  Cost                                 $85,077,525         $409,420,823    $114,315,956
                                     =============       ==============  ==============
  Market Value                         $96,218,603         $524,881,734    $132,768,468
 Due from Hartford Life and
  Annuity Insurance Company                     --              239,427              --
 Receivable from fund shares
  sold                                      17,751                   --         188,457
 Other assets                                   --                   --               1
                                     -------------       --------------  --------------
 Total Assets                           96,236,354          525,121,161     132,956,926
                                     -------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 17,751                   --         188,457
 Payable for fund shares
  purchased                                     --              239,427              --
 Other liabilities                              --                   10              --
                                     -------------       --------------  --------------
 Total Liabilities                          17,751              239,437         188,457
                                     -------------       --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $96,218,603         $524,881,724    $132,768,469
                                     =============       ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS NEW              MFS TOTAL        MFS VALUE          MFS RESEARCH
                                   DISCOVERY SERIES       RETURN SERIES        SERIES            BOND SERIES
                                     SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      18,930,863             70,946,087      18,031,781           7,726,485
                                    ==============       ================  ==============       =============
  Cost                                $279,167,740         $1,384,048,699    $237,094,437         $87,910,608
                                    ==============       ================  ==============       =============
  Market Value                        $314,820,242         $1,538,111,163    $274,984,653         $89,627,222
 Due from Hartford Life and
  Annuity Insurance Company                  5,644                506,893         531,796             244,680
 Receivable from fund shares
  sold                                          --                     --              --                  --
 Other assets                                   --                     --              --                  --
                                    --------------       ----------------  --------------       -------------
 Total Assets                          314,825,886          1,538,618,056     275,516,449          89,871,902
                                    --------------       ----------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                     --              --                  --
 Payable for fund shares
  purchased                                  5,644                506,893         531,796             244,680
 Other liabilities                               1                      5               1                  --
                                    --------------       ----------------  --------------       -------------
 Total Liabilities                           5,645                506,898         531,797             244,680
                                    --------------       ----------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $314,820,241         $1,538,111,158    $274,984,652         $89,627,222
                                    ==============       ================  ==============       =============

                                    MFS RESEARCH
                                    INTERNATIONAL            MFS RESEARCH           BLACKROCK GLOBAL
                                       SERIES                   SERIES              GROWTH V.I. FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      3,662,966                2,108,816                  85,586
                                    =============            =============            ============
  Cost                                $53,546,243              $39,412,980                $909,157
                                    =============            =============            ============
  Market Value                        $59,047,010              $42,766,780              $1,542,262
 Due from Hartford Life and
  Annuity Insurance Company               212,009                  182,087                      --
 Receivable from fund shares
  sold                                         --                       --                   1,298
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          59,259,019               42,948,867               1,543,560
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                   1,298
 Payable for fund shares
  purchased                               212,008                  182,087                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                        212,008                  182,087                   1,298
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $59,047,011              $42,766,780              $1,542,262
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK            INTERNATIONAL
                                   LARGE CAP GROWTH            GROWTH                U.S. MID
                                      V.I. FUND                EQUITY               CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        169,795                64,405                 171,609
                                     ============            ==========            ============
  Cost                                 $1,467,102              $725,507              $3,378,841
                                     ============            ==========            ============
  Market Value                         $2,158,102              $779,947              $3,267,435
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --                   5,228
 Receivable from fund shares
  sold                                      1,304                    38                      --
 Other assets                                  --                    --                      --
                                     ------------            ----------            ------------
 Total Assets                           2,159,406               779,985               3,272,663
                                     ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,304                    38                      --
 Payable for fund shares
  purchased                                    --                    --                   5,228
 Other liabilities                             --                    --                      --
                                     ------------            ----------            ------------
 Total Liabilities                          1,304                    38                   5,228
                                     ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,158,102              $779,947              $3,267,435
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CAPITAL               DEVELOPING
                                   FOCUS GROWTH          OPPORTUNITIES              GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      38,666                 243,341                20,577               124,634
                                    ==========            ============            ==========            ==========
  Cost                                $731,278              $3,157,999              $585,169              $900,923
                                    ==========            ============            ==========            ==========
  Market Value                        $810,822              $3,599,010              $651,659              $884,903
 Due from Hartford Life and
  Annuity Insurance Company                 --                  11,349                    --                    --
 Receivable from fund shares
  sold                                     124                      --                   357                   121
 Other assets                               --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Total Assets                          810,946               3,610,359               652,016               885,024
                                    ----------            ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                124                      --                   357                   121
 Payable for fund shares
  purchased                                 --                  11,349                    --                    --
 Other liabilities                          --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Total Liabilities                         124                  11,349                   357                   121
                                    ----------            ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $810,822              $3,599,010              $651,659              $884,903
                                    ==========            ============            ==========            ==========

                                                                              JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY        FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      23,779                32,548                39,960
                                    ==========            ==========            ==========
  Cost                                $423,505              $600,918              $450,895
                                    ==========            ==========            ==========
  Market Value                        $442,520              $604,421              $630,577
 Due from Hartford Life and
  Annuity Insurance Company                 --                   290                    --
 Receivable from fund shares
  sold                                  24,079                    --                    78
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          466,599               604,711               630,655
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             24,079                    --                    78
 Payable for fund shares
  purchased                                 --                   290                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                      24,079                   290                    78
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $442,520              $604,421              $630,577
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                              PRUDENTIAL SERIES
                                      JENNISON             PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO             GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (D)(E)
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        6,603                17,709                  --
                                     ==========            ==========                ====
  Cost                                 $142,701              $320,510                $ --
                                     ==========            ==========                ====
  Market Value                         $153,002              $416,338                $ --
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                  --
 Receivable from fund shares
  sold                                        9                    21                  --
 Other assets                                --                    --                  --
                                     ----------            ----------                ----
 Total Assets                           153,011               416,359                  --
                                     ----------            ----------                ----
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   9                    21                  --
 Payable for fund shares
  purchased                                  --                    --                  --
 Other liabilities                           --                    --                  --
                                     ----------            ----------                ----
 Total Liabilities                            9                    21                  --
                                     ----------            ----------                ----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $153,002              $416,338                $ --
                                     ==========            ==========                ====

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           WELLS FARGO             WELLS FARGO
                                                                           ADVANTAGE VT            ADVANTAGE VT
                                GROWTH AND                               ASSET ALLOCATION          TOTAL RETURN
                                  INCOME             COMSTOCK                  FUND                 BOND FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   551,755            289,674                 146,522                 753,090
                               =============       ============            ============            ============
  Cost                           $11,824,779         $4,180,346              $1,852,445              $7,605,021
                               =============       ============            ============            ============
  Market Value                   $11,757,904         $3,997,505              $2,145,075              $7,485,715
 Due from Hartford Life and
  Annuity Insurance Company           31,160                 --                      --                     775
 Receivable from fund shares
  sold                                    --             33,807                     114                      --
 Other assets                             --                 --                      --                      87
                               -------------       ------------            ------------            ------------
 Total Assets                     11,789,064          4,031,312               2,145,189               7,486,577
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --             33,807                     114                      --
 Payable for fund shares
  purchased                           31,160                 --                      --                     775
 Other liabilities                        --                 --                      --                      --
                               -------------       ------------            ------------            ------------
 Total Liabilities                    31,160             33,807                     114                     775
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $11,757,904         $3,997,505              $2,145,075              $7,485,802
                               =============       ============            ============            ============

                                    WELLS FARGO             WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                                   EQUITY INCOME           C&B LARGE CAP          LARGE COMPANY
                                        FUND                 VALUE FUND             CORE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       176,698                 115,078                21,100
                                    ============            ============            ==========
  Cost                                $2,983,203              $1,174,187              $311,638
                                    ============            ============            ==========
  Market Value                        $3,311,325              $1,264,708              $336,762
 Due from Hartford Life and
  Annuity Insurance Company                  842                      --                    --
 Receivable from fund shares
  sold                                        --                     430                    18
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          3,312,167               1,265,138               336,780
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                     430                    18
 Payable for fund shares
  purchased                                  842                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           842                     430                    18
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,311,325              $1,264,708              $336,762
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE        LARGE COMPANY
                                         FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        299,972                 358,775
                                     ============            ============
  Cost                                 $2,585,616              $3,095,064
                                     ============            ============
  Market Value                         $3,107,713              $3,702,563
 Due from Hartford Life and
  Annuity Insurance Company                   756                     363
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           3,108,469               3,702,926
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --
 Payable for fund shares
  purchased                                   756                     363
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            756                     363
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,107,713              $3,702,563
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     3,310,149                 362,068                40,177
                                    ============            ============            ==========
  Cost                                $3,310,149              $3,059,171              $684,795
                                    ============            ============            ==========
  Market Value                        $3,310,614              $3,508,436              $807,953
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                    --
 Receivable from fund shares
  sold                                        98                      99                    42
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          3,310,712               3,508,535               807,995
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   98                      99                    42
 Payable for fund shares
  purchased                                   --                      --                    --
 Other liabilities                           461                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                           559                      99                    42
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,310,153              $3,508,436              $807,953
                                    ============            ============            ==========

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP           ADVANTAGE VT
                                     VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        79,132                 2,467
                                    ============             =========
  Cost                                $1,050,185               $58,577
                                    ============             =========
  Market Value                          $876,782               $54,346
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --
 Receivable from fund shares
  sold                                        44                     3
 Other assets                                 --                    --
                                    ------------             ---------
 Total Assets                            876,826                54,349
                                    ------------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   44                     3
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                    ------------             ---------
 Total Liabilities                            44                     3
                                    ------------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $876,782               $54,346
                                    ============             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                              158,970,637     $1.415834   to     $1.555421      $233,322,673
AIM V.I. Capital Appreciation Fund -- Class S1                      76,607,050      1.462664   to      1.606895       115,964,221
AIM V.I. Core Equity Fund -- Class S1                               27,258,379     12.230262   to     12.834710       339,365,934
AIM V.I. Government Securities Fund -- Class S1                    689,321,895      1.094766   to      1.202707       783,296,921
AIM V.I. International Growth Fund -- Class S1                      97,624,630      2.219333   to      2.438012       225,620,466
AIM V.I. Mid Cap Core Equity Fund -- Class S1                      224,777,977      1.676212   to      1.841460       391,230,719
AIM V.I. Small Cap Equity Fund -- Class S1                           7,603,058     14.206294   to     15.190835       111,171,804
AIM V.I. Large Cap Growth Fund -- Class S1                           4,645,128      1.298570   to     13.278265        59,843,946
AIM V.I. Capital Development Fund -- Class S1                            7,359      9.765867   to      9.802841            71,893
American Funds Global Bond Fund -- Class 2                           7,657,245     10.836338   to     11.067360        83,816,449
American Funds Global Growth and Income Fund -- Class 2             49,235,681     11.888755   to     12.245550       594,676,971
American Funds Asset Allocation Fund -- Class 2                    141,984,532     13.225208   to     15.800420     2,001,528,029
American Funds Blue Chip Income and Growth Fund -- Class 2       1,110,731,693      1.145462   to      1.294501     1,330,330,423
American Funds Bond Fund -- Class 2                                 90,385,321     12.828250   to     14.978942     1,242,356,154
American Funds Global Growth Fund -- Class 2                        53,007,937     11.950746   to     18.321256       839,529,973
American Funds Growth Fund -- Class 2                              337,270,716     10.427125   to     17.055820     4,512,821,153
American Funds Growth-Income Fund -- Class 2                       310,976,529     13.579092   to     16.732187     4,504,061,478
American Funds International Fund -- Class 2                        82,727,073     12.656410   to     19.487761     1,384,359,837
American Funds New World Fund -- Class 2                            20,324,398     25.310667   to     31.290989       560,438,213
American Funds Global Small Capitalization Fund --
 Class 2                                                            30,050,469     17.296552   to     25.466973       647,846,006
Franklin Rising Dividends Securities Fund -- Class 2                70,042,455     14.200576   to     15.286933     1,029,241,205
Franklin Income Securities Fund -- Class 2                         167,741,494     15.145488   to     16.906515     2,641,999,613
Franklin Large Cap Growth Securities Fund -- Class 2                18,116,566     11.848456   to     12.929961       222,265,433
Franklin Global Real Estate Securities Fund -- Class 2               1,025,277     18.884833   to     26.430064        21,856,828
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                            35,526,069      7.996026   to     14.893018       393,042,004
Franklin Small Cap Value Securities Fund -- Class 2                     77,925      9.231379   to      9.266350           719,986
Franklin Strategic Income Securities Fund -- Class 1                46,394,086     14.668907   to     17.207347       723,516,645
Mutual Shares Securities Fund -- Class 2                           114,112,381     16.064485   to     20.466750     1,978,006,925
Templeton Developing Markets Securities Fund --
 Class 1                                                            10,786,580     24.519357   to     31.103787       299,147,918
Templeton Foreign Securities Fund -- Class 2                        50,758,434     14.128636   to     16.996920       766,018,374
Templeton Global Asset Allocation Fund -- Class 2                      821,585     15.895323   to     18.832232        14,229,317
Templeton Growth Securities Fund -- Class 2                         71,999,873     14.495551   to     17.732277     1,129,393,620
Mutual Discovery Securities Fund -- Class 2                         35,031,185     21.030000   to     22.904210       763,439,509
Franklin Flex Cap Growth Securities Fund -- Class 2                  5,008,284     11.858630   to     12.444192        60,642,829
Franklin Large Cap Value Securities Fund -- Class 2                  2,498,184     11.245329   to     11.800600        28,732,072
Hartford Money Market HLS Fund -- Class IA                         583,103,156      1.034643   to      1.202293       644,774,168
MFS Core Equity Series -- Class INIT                                 4,624,263      7.322856   to     11.440100        43,451,859
MFS Emerging Growth Series -- Class INIT                             8,188,139      6.398442   to     10.675267        70,246,240
MFS Global Equity Series -- Class INIT                               2,505,186     14.258638   to     18.200638        39,787,634
MFS High Income Series -- Class INIT                                16,199,558     12.139484   to     13.721501       204,512,619
MFS Investors Growth Stock Series -- Class INIT                     11,529,985      6.847257   to     10.027472        96,135,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Class INIT                            50,009,326     $9.957578   to    $12.459472      $524,693,000
MFS Mid Cap Growth Series -- Class INIT                             20,106,363      6.201280   to      6.980478       132,693,463
MFS New Discovery Series -- Class INIT                              27,745,514      8.740299   to     15.853017       314,529,418
MFS Total Return Series -- Class INIT                              107,413,096     13.170810   to     16.421375     1,537,090,478
MFS Value Series -- Class INIT                                      15,107,104     17.585857   to     18.930846       274,933,310
MFS Research Bond Series -- Class INIT                               8,562,144     10.244550   to     10.746443        89,523,401
MFS Research International Series -- Class INIT                      3,617,570     16.005105   to     16.749135        59,047,011
MFS Research Series -- Class INIT                                    3,333,539     12.491769   to     13.109180        42,766,780
BlackRock Global Growth V.I. Fund -- Class I                            88,561     15.208557   to     19.680286         1,542,262
BlackRock Large Cap Growth V.I. Fund -- Class I                        181,577     10.242180   to     12.955864         2,158,102
International Growth Equity -- Class II                                 59,567     13.013987   to     13.181607           779,947
U.S. Mid Cap Value -- Class II                                         253,970     12.008550   to     13.831448         3,267,435
Focus Growth -- Class Y                                                 96,139      8.152510   to      8.525023           810,822
Capital Opportunities -- Class Y                                       673,776      5.185166   to      5.422083         3,599,010
Developing Growth -- Class Y                                            57,697     10.998815   to     11.462786           651,659
Flexible Income -- Class Y                                              74,873     11.445540   to     11.968451           884,903
Dividend Growth -- Class Y                                              34,456     12.494023   to     13.021131           442,520
Global Equity -- Class Y                                                49,293     11.975692   to     12.522786           604,421
Jennison 20/20 Focus Portfolio -- Class II                             414,492      1.486316   to      1.533635           630,577
Jennison Portfolio -- Class II                                         154,205      0.972493   to      1.015125           153,002
Prudential Value Portfolio -- Class II                                 301,653      1.358682   to      1.390767           416,338
Prudential Series International Growth -- Class II                          --      1.315240   to      1.408201                --
Growth and Income -- Class II                                          694,007     16.476878   to     17.229559        11,757,904
Comstock -- Class II                                                   247,434     15.738155   to     16.364834         3,997,505
Wells Fargo Advantage VT Asset Allocation Fund                       1,587,638      1.318773   to      1.401139         2,145,075
Wells Fargo Advantage VT Total Return Bond Fund                      6,240,535      1.169807   to      1.242914         7,485,802
Wells Fargo Advantage VT Equity Income Fund                          2,389,664      1.340829   to      1.424572         3,311,325
Wells Fargo Advantage VT C&B Large Cap Value Fund                    1,011,605      1.214070   to      1.289885         1,264,708
Wells Fargo Advantage VT Large Company Core Fund                       307,104      1.069914   to      1.129967           336,762
Wells Fargo Advantage VT International Core Fund                     1,979,629      1.518073   to      1.612897         3,107,713
Wells Fargo Advantage VT Large Company Growth
 Fund                                                                3,370,444      1.068652   to      1.135401         3,702,563
Wells Fargo Advantage VT Money Market Fund                           3,211,047      0.996925   to      1.059206         3,310,153
Wells Fargo Advantage VT Small Cap Growth Fund                       2,287,632      1.486979   to      1.579875         3,508,436
Wells Fargo Advantage VT Discovery Fund                                 53,343     15.030356   to     15.364252           807,953
Wells Fargo Advantage VT Small/Mid Cap Value Fund                       65,624     13.139235   to     13.535596           876,782
Wells Fargo Advantage VT Opportunity Fund                                4,347     12.366753   to     12.641519            54,346
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                                   82,299      1.483873   to      1.555421           124,372
AIM V.I. Capital Appreciation Fund -- Class S1                          51,937      1.562107   to      1.606895            81,804
AIM V.I. Core Equity Fund -- Class S1                                   15,308     12.546644   to     12.653902           193,246
AIM V.I. Government Securities Fund -- Class S1                        300,618      1.147407   to      1.202707           351,571
AIM V.I. International Growth Fund -- Class S1                          59,581      2.325936   to      2.379485           141,584
AIM V.I. Mid Cap Core Equity Fund -- Class S1                           80,073      1.756771   to      1.841460           142,391
AIM V.I. Small Cap Equity Fund -- Class S1                                 870     15.190835   to     15.190835            13,215
AIM V.I. Large Cap Growth Fund -- Class S1                               7,719      1.372811   to     13.091210            19,356
American Funds Global Bond Fund -- Class 2                               3,086     10.998917   to     10.998917            33,946

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   UNITS          MINIMUM            MAXIMUM
                                                                  OWNED BY          UNIT               UNIT          CONTRACT
                                                                PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and Income Fund -- Class 2                 12,933    $12.065842   to    $12.224275          $156,992
American Funds Asset Allocation Fund -- Class 2                         62,384     13.836431   to     15.800420           906,209
American Funds Blue Chip Income and Growth Fund -- Class 2             388,710      1.201428   to      1.261333           473,361
American Funds Bond Fund -- Class 2                                     38,896     13.481566   to     14.978942           554,448
American Funds Global Growth Fund -- Class 2                            23,519     13.691482   to     18.321256           395,021
American Funds Growth Fund -- Class 2                                  120,347     10.917173   to     17.055820         1,774,031
American Funds Growth-Income Fund -- Class 2                           180,178     14.206709   to     16.732187         2,706,208
American Funds International Fund -- Class 2                            26,656     14.549325   to     19.459913           454,113
American Funds New World Fund -- Class 2                                 1,295     26.599359   to     30.412135            36,049
American Funds Global Small Capitalization Fund --
 Class 2                                                                 5,721     18.415499   to     25.430467           138,685
Franklin Rising Dividends Securities Fund -- Class 2                    14,071     14.760825   to     15.218488           209,359
Franklin Income Securities Fund -- Class 2                             118,604     15.839475   to     16.527450         1,905,568
Franklin Large Cap Growth Securities Fund -- Class 2                     7,230     12.391579   to     12.646295            90,752
Franklin Global Real Estate Securities Fund -- Class 2                     830     22.193451   to     22.193451            18,413
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                                13,188      8.441157   to     14.871642           150,217
Franklin Strategic Income Securities Fund -- Class 1                    20,906     15.323642   to     17.207347           333,216
Mutual Shares Securities Fund -- Class 2                                40,478     16.781561   to     20.466750           757,887
Templeton Developing Markets Securities Fund --
 Class 1                                                                 4,625     25.652295   to     30.230111           134,862
Templeton Foreign Securities Fund -- Class 2                            32,656     14.848232   to     16.519366           526,828
Templeton Global Asset Allocation Fund -- Class 2                          154     17.633846   to     17.633846             2,715
Templeton Growth Securities Fund -- Class 2                             17,028     15.582668   to     17.732277           281,226
Mutual Discovery Securities Fund -- Class 2                             16,727     21.859465   to     22.638429           368,622
Franklin Flex Cap Growth Securities Fund -- Class 2                        259     12.269046   to     12.269046             3,180
Hartford Money Market HLS Fund -- Class IA                             291,571      1.145485   to      1.170091           340,694
MFS Core Equity Series -- Class INIT                                     2,610     10.433334   to     10.433334            27,235
MFS Emerging Growth Series -- Class INIT                                 1,140     10.254739   to     10.254739            11,687
MFS Global Equity Series -- Class INIT                                   1,330     14.984782   to     14.984782            19,934
MFS High Income Series -- Class INIT                                    10,934     12.700434   to     13.721501           141,695
MFS Investors Growth Stock Series -- Class INIT                          8,793      9.316867   to      9.745673            83,569
MFS Investors Trust Series -- Class INIT                                16,177     10.402183   to     12.109375           188,724
MFS Mid Cap Growth Series -- Class INIT                                 11,478      6.479096   to      6.637575            75,006
MFS New Discovery Series -- Class INIT                                  20,559      9.185641   to     15.407442           290,823
MFS Total Return Series -- Class INIT                                   67,506     13.758760   to     16.421375         1,020,680
MFS Value Series -- Class INIT                                           2,765     18.279450   to     18.580629            51,342
MFS Research Bond Series -- Class INIT                                   9,804     10.492523   to     10.596343           103,821

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        AIM V.I. CAPITAL
                                AIM V.I. BASIC            APPRECIATION        AIM V.I. CORE
                                  VALUE FUND                  FUND             EQUITY FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,450,296                     $ --          $3,832,011
                                --------------            -------------       -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges        (4,936,050)              (2,160,312)         (6,906,810)
                                --------------            -------------       -------------
  Net investment income (loss)      (3,485,754)              (2,160,312)         (3,074,799)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             12,379,431                2,142,646           6,403,776
 Net realized gain on
  distributions                     13,519,881                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (22,291,140)              10,213,085          18,174,798
                                --------------            -------------       -------------
  Net gain (loss) on
   investments                       3,608,172               12,355,731          24,578,574
                                --------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $122,418              $10,195,419         $21,503,775
                                ==============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.            AIM V.I.             AIM V.I. MID CAP          AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL             CORE EQUITY              CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND                 FUND                     FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30,690,596            $882,217                 $869,086                  $45,816
                                    --------------       -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (13,017,062)         (2,880,829)              (7,492,009)              (1,624,648)
                                    --------------       -------------            -------------            -------------
  Net investment income
   (loss)                               17,673,534          (1,998,612)              (6,622,923)              (1,578,832)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     74,323             221,106                5,917,988                   15,571
 Net realized gain on
  distributions                                 --                  --                5,668,993                3,065,634
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,331,907          16,505,105               23,071,586                   56,372
                                    --------------       -------------            -------------            -------------
  Net gain (loss) on
   investments                          13,406,230          16,726,211               34,658,567                3,137,577
                                    --------------       -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $31,079,764         $14,727,599              $28,035,644               $1,558,745
                                    ==============       =============            =============            =============

                                 AIM V.I.           AIM V.I. CAPITAL          AMERICAN
                                 LARGE CAP            DEVELOPMENT           FUNDS GLOBAL
                                GROWTH FUND               FUND               BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $17,461                $ --              $2,146,091
                               -------------            --------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges      (1,001,417)               (155)               (623,188)
                               -------------            --------            ------------
  Net investment income
   (loss)                           (983,956)               (155)              1,522,903
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              904,669              (2,467)                 19,201
 Net realized gain on
  distributions                           --               6,479                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,730,160              (3,499)              1,261,676
                               -------------            --------            ------------
  Net gain (loss) on
   investments                     7,634,829                 513               1,280,877
                               -------------            --------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $6,650,873                $358              $2,803,780
                               =============            ========            ============

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN                                         AMERICAN FUNDS
                                FUNDS GLOBAL             AMERICAN FUNDS              BLUE CHIP
                                 GROWTH AND             ASSET ALLOCATION             INCOME AND
                                 INCOME FUND                  FUND                  GROWTH FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $9,120,408               $43,458,769               $35,273,934
                                -------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges       (6,537,490)              (34,492,245)              (24,798,016)
                                -------------            --------------            --------------
  Net investment income (loss)      2,582,918                 8,966,524                10,475,918
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (42,340)               18,360,226                26,182,204
 Net realized gain on
  distributions                    18,217,851                65,857,700                43,866,344
 Net unrealized appreciation
  (depreciation) of
  investments during the year      15,626,762                (4,327,921)              (74,994,862)
                                -------------            --------------            --------------
  Net gain (loss) on
   investments                     33,802,273                79,890,005                (4,946,314)
                                -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $36,385,191               $88,856,529                $5,529,604
                                =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS                                AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL GROWTH         AMERICAN FUNDS          GROWTH-INCOME
                                     BOND FUND                FUND                GROWTH FUND               FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $91,096,132            $21,463,926            $34,543,512            $69,584,519
                                   -------------          -------------          -------------          -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges         (20,992,492)           (13,618,292)           (78,535,797)           (79,827,481)
                                   -------------          -------------          -------------          -------------
  Net investment income
   (loss)                             70,103,640              7,845,634            (43,992,285)           (10,242,962)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,545,336             15,692,080             75,969,824             64,424,315
 Net realized gain on
  distributions                               --             31,836,893            296,855,337            147,876,597
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (54,422,607)            38,029,655             87,902,270            (64,307,657)
                                   -------------          -------------          -------------          -------------
  Net gain (loss) on
   investments                       (52,877,271)            85,558,628            460,727,431            147,993,255
                                   -------------          -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $17,226,369            $93,404,262           $416,735,146           $137,750,293
                                   =============          =============          =============          =============

                                                                                AMERICAN FUNDS
                                  AMERICAN FUNDS                                 GLOBAL SMALL
                                   INTERNATIONAL         AMERICAN FUNDS         CAPITALIZATION
                                       FUND              NEW WORLD FUND              FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $19,497,630            $15,004,931            $17,849,260
                                   -------------          -------------          -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges         (22,863,683)            (8,086,453)           (10,975,534)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                             (3,366,053)             6,918,478              6,873,726
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               22,952,807              2,986,011              9,838,761
 Net realized gain on
  distributions                       61,815,411             28,364,928             46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the year        126,057,449             78,626,946             35,747,741
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                       210,825,667            109,977,885             91,592,188
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $207,459,614           $116,896,363            $98,465,914
                                   =============          =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FRANKLIN RISING                                     FRANKLIN LARGE
                                       DIVIDENDS              FRANKLIN INCOME             CAP GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $23,644,812               $82,206,372               $1,787,042
                                     --------------            --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (18,174,375)              (44,240,546)              (4,400,869)
                                     --------------            --------------            -------------
  Net investment income (loss)            5,470,437                37,965,826               (2,613,827)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,495,250                 5,939,541                2,602,976
 Net realized gain on
  distributions                          14,502,343                15,245,447                1,759,400
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (73,621,219)              (28,112,988)               8,121,955
                                     --------------            --------------            -------------
  Net gain (loss) on
   investments                          (55,623,626)               (6,928,000)              12,484,331
                                     --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(50,153,189)              $31,037,826               $9,870,504
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL           FRANKLIN SMALL-        FRANKLIN SMALL            FRANKLIN
                                     REAL ESTATE             MID CAP GROWTH           CAP VALUE           STRATEGIC INCOME
                                   SECURITIES FUND           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $691,172                     $ --               $ --                $34,752,389
                                    --------------            -------------             ------             --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges              (489,067)              (7,286,452)              (823)               (12,238,803)
                                    --------------            -------------             ------             --------------
  Net investment income
   (loss)                                  202,105               (7,286,452)              (823)                22,513,586
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,199,326                9,378,068                 26                    642,873
 Net realized gain on
  distributions                          2,142,787               28,535,333                 --                  1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,586,300)               2,360,921                958                  2,401,769
                                    --------------            -------------             ------             --------------
  Net gain (loss) on
   investments                          (7,244,187)              40,274,322                984                  4,952,656
                                    --------------            -------------             ------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(7,042,082)             $32,987,870               $161                $27,466,242
                                    ==============            =============             ======             ==============

                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,741,414               $6,175,867               $14,761,826
                                    --------------            -------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (35,268,632)              (4,632,351)              (13,934,066)
                                    --------------            -------------            --------------
  Net investment income
   (loss)                               (7,527,218)               1,543,516                   827,760
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 17,589,365                4,401,546                12,014,316
 Net realized gain on
  distributions                         67,919,883               18,519,844                33,669,939
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (56,002,504)              33,364,764                45,516,798
                                    --------------            -------------            --------------
  Net gain (loss) on
   investments                          29,506,744               56,286,154                91,201,053
                                    --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $21,979,526              $57,829,670               $92,028,813
                                    ==============            =============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,686,064               $14,490,907                $9,524,913
                                     -------------            --------------            --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges              (232,250)              (20,195,415)              (11,789,300)
                                     -------------            --------------            --------------
  Net investment income (loss)           2,453,814                (5,704,508)               (2,264,387)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    177,350                 4,962,253                   737,797
 Net realized gain on
  distributions                          3,522,136                46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,923,068)              (44,152,963)               48,800,901
                                     -------------            --------------            --------------
  Net gain (loss) on
   investments                          (1,223,582)                7,045,361                57,374,160
                                     -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,230,232                $1,340,853               $55,109,773
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FRANKLIN FLEX          FRANKLIN LARGE             HARTFORD
                                  CAP GROWTH              CAP VALUE             MONEY MARKET               MFS CORE
                               SECURITIES FUND         SECURITIES FUND            HLS FUND              EQUITY SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $52,695               $465,153              $24,566,717                $168,153
                                 ------------            -----------            -------------            ------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  Charges                            (865,215)              (430,026)              (9,511,949)               (800,045)
                                 ------------            -----------            -------------            ------------
  Net investment income
   (loss)                            (812,520)                35,127               15,054,768                (631,892)
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            316,804                  1,113                       --                (453,515)
 Net realized gain on
  distributions                            --                 13,741                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              5,360,690               (758,521)                      --               5,526,472
                                 ------------            -----------            -------------            ------------
  Net gain (loss) on
   investments                      5,677,494               (743,667)                      --               5,072,957
                                 ------------            -----------            -------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $4,864,974              $(708,540)             $15,054,768              $4,441,065
                                 ============            ===========            =============            ============


                                 MFS EMERGING              MFS GLOBAL           MFS HIGH
                                 GROWTH SERIES           EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $809,575          $16,081,578
                                 -------------            ------------       --------------
EXPENSES:
 Mortality and Expense
  Risk and Administrative
  Charges                           (1,026,042)               (742,075)          (4,212,229)
                                 -------------            ------------       --------------
  Net investment income
   (loss)                           (1,026,042)                 67,500           11,869,349
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,125,030)                532,451              648,484
 Net realized gain on
  distributions                             --               2,542,995                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              11,854,253                (453,093)         (12,758,435)
                                 -------------            ------------       --------------
  Net gain (loss) on
   investments                      10,729,223               2,622,353          (12,109,951)
                                 -------------            ------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $9,703,181              $2,689,853            $(240,602)
                                 =============            ============       ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                     GROWTH STOCK             MFS INVESTORS             MFS MID CAP
                                        SERIES                TRUST SERIES             GROWTH SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $340,414               $3,924,103                 $277,776
                                     -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (1,763,359)              (9,069,170)              (2,744,875)
                                     -------------            -------------            -------------
  Net investment income (loss)          (1,422,945)              (5,145,067)              (2,467,099)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,446,119                3,628,323                5,314,659
 Net realized gain on
  distributions                                 --                3,980,082                5,912,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,190,650               35,658,612                2,875,988
                                     -------------            -------------            -------------
  Net gain (loss) on
   investments                          10,636,769               43,267,017               14,102,715
                                     -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $9,213,824              $38,121,950              $11,635,616
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS NEW             MFS TOTAL            MFS VALUE              MFS RESEARCH
                                   DISCOVERY SERIES      RETURN SERIES           SERIES                 BOND SERIES
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --          $37,571,551          $1,997,934               $1,530,120
                                    --------------       --------------       -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (6,211,869)         (27,017,843)         (4,101,943)              (1,082,756)
                                    --------------       --------------       -------------            -------------
  Net investment income
   (loss)                               (6,211,869)          10,553,708          (2,104,009)                 447,364
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,393,656            9,822,519             395,831                   31,947
 Net realized gain on
  distributions                         23,026,480           35,922,871           3,421,567                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (19,049,833)         (24,341,825)          9,416,766                1,135,122
                                    --------------       --------------       -------------            -------------
  Net gain (loss) on
   investments                           7,370,303           21,403,565          13,234,164                1,167,069
                                    --------------       --------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,158,434          $31,957,273         $11,130,155               $1,614,433
                                    ==============       ==============       =============            =============

                                    MFS RESEARCH
                                   INTERNATIONAL            MFS RESEARCH         BLACKROCK GLOBAL
                                       SERIES                  SERIES            GROWTH V.I. FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $156,140               $14,663
                                    ------------            ------------            ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (598,620)               (443,182)              (24,933)
                                    ------------            ------------            ----------
  Net investment income
   (loss)                               (598,620)               (287,042)              (10,270)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   38,899                 332,758               345,595
 Net realized gain on
  distributions                          262,232                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,141,585               2,555,722                67,617
                                    ------------            ------------            ----------
  Net gain (loss) on
   investments                         3,442,716               2,888,480               413,212
                                    ------------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,844,096              $2,601,438              $402,942
                                    ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   LARGE CAP GROWTH        INTERNATIONAL           U.S. MID
                                      V.I. FUND            GROWTH EQUITY           CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,189                $1,087                $12,486
                                      ----------             ---------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges             (44,893)               (8,551)               (37,400)
                                      ----------             ---------            -----------
  Net investment income (loss)           (38,704)               (7,464)               (24,914)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  267,421                (1,856)                (2,604)
 Net realized gain on
  distributions                               --                16,140                216,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (74,886)               46,742               (163,965)
                                      ----------             ---------            -----------
  Net gain (loss) on
   investments                           192,535                61,026                 50,183
                                      ----------             ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $153,831               $53,562                $25,269
                                      ==========             =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          CAPITAL             DEVELOPING
                                  FOCUS GROWTH         OPPORTUNITIES            GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $ --                 $470              $44,017
                                    ---------            ----------            ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (6,268)              (41,156)              (6,202)             (11,923)
                                    ---------            ----------            ---------            ---------
  Net investment income
   (loss)                              (6,268)              (41,156)              (5,732)              32,094
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   697                 7,939                 (689)                  12
 Net realized gain on
  distributions                            --                    --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          72,561               402,587               58,421              (18,703)
                                    ---------            ----------            ---------            ---------
  Net gain (loss) on
   investments                         73,258               410,526               57,732              (18,691)
                                    ---------            ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $66,990              $369,370              $52,000              $13,403
                                    =========            ==========            =========            =========

                                                                            JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY       FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,153                $1,990                 $741
                                     --------             ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (7,460)               (8,865)             (11,578)
                                     --------             ---------            ---------
  Net investment income
   (loss)                              (3,307)               (6,875)             (10,837)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,051)               (4,371)              19,099
 Net realized gain on
  distributions                            --                63,354               58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,414                (4,614)             (17,104)
                                     --------             ---------            ---------
  Net gain (loss) on
   investments                          5,363                54,369               60,591
                                     --------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,056               $47,494              $49,754
                                     ========             =========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                            PRUDENTIAL SERIES
                                     JENNISON            PRUDENTIAL           INTERNATIONAL
                                     PORTFOLIO         VALUE PORTFOLIO            GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (D)(E)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $4,331                  $ --
                                     ---------            ---------              --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (3,078)              (8,202)                  (25)
                                     ---------            ---------              --------
  Net investment income (loss)          (3,078)              (3,871)                  (25)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 43,675               14,998                 1,245
 Net realized gain on
  distributions                             --               49,119                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,645)             (53,235)               (1,395)
                                     ---------            ---------              --------
  Net gain (loss) on
   investments                          17,030               10,882                  (150)
                                     ---------            ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,952               $7,011                 $(175)
                                     =========            =========              ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 WELLS FARGO            WELLS FARGO
                                                                                 ADVANTAGE VT          ADVANTAGE VT
                                    GROWTH AND                                 ASSET ALLOCATION        TOTAL RETURN
                                      INCOME                COMSTOCK                 FUND                BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $81,682                $40,285               $47,100               $312,378
                                    -----------            -----------            ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (147,239)               (56,673)              (41,207)              (136,457)
                                    -----------            -----------            ----------            -----------
  Net investment income
   (loss)                               (65,557)               (16,388)                5,893                175,921
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (9,830)                (7,860)                4,253                 (9,522)
 Net realized gain on
  distributions                         219,984                 56,068                32,387                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (253,414)              (263,277)               67,148                116,118
                                    -----------            -----------            ----------            -----------
  Net gain (loss) on
   investments                          (43,260)              (215,069)              103,788                106,596
                                    -----------            -----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(108,817)             $(231,457)             $109,681               $282,517
                                    ===========            ===========            ==========            ===========

                                    WELLS FARGO           WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT
                                   EQUITY INCOME         C&B LARGE CAP       LARGE COMPANY
                                       FUND               VALUE FUND           CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $51,202              $13,171                $ --
                                    -----------            ---------            --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges            (62,438)             (25,343)             (4,196)
                                    -----------            ---------            --------
  Net investment income
   (loss)                               (11,236)             (12,172)             (4,196)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,992               38,463                 583
 Net realized gain on
  distributions                         227,559                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (207,589)             (67,769)             (2,433)
                                    -----------            ---------            --------
  Net gain (loss) on
   investments                           32,962              (29,306)             (1,850)
                                    -----------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $21,726             $(41,478)            $(6,046)
                                    ===========            =========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT           ADVANTAGE VT
                                  INTERNATIONAL CORE       LARGE COMPANY
                                         FUND               GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $413                   $ --
                                      ----------             ----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges             (57,279)               (75,074)
                                      ----------             ----------
  Net investment income (loss)           (56,866)               (75,074)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24,619                 60,504
 Net realized gain on
  distributions                          226,770                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            109,050                221,642
                                      ----------             ----------
  Net gain (loss) on
   investments                           360,439                282,146
                                      ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $303,573               $207,072
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   MONEY MARKET            SMALL CAP
                                       FUND               GROWTH FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $113,233                   $ --
                                    ----------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (45,673)               (62,469)
                                    ----------            -----------
  Net investment income
   (loss)                               67,560                (62,469)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                 32,132
 Net realized gain on
  distributions                             --                515,879
 Net unrealized appreciation
  (depreciation) of
  investments during the year              465               (151,782)
                                    ----------            -----------
  Net gain (loss) on
   investments                             465                396,229
                                    ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $68,025               $333,760
                                    ==========            ===========

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $169                 $286
                                    ----------            -----------             --------
EXPENSES:
 Mortality and Expense Risk
  and Administrative Charges           (10,860)               (15,865)                (799)
                                    ----------            -----------             --------
  Net investment income
   (loss)                              (10,860)               (15,696)                (513)
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,712                  4,159                   60
 Net realized gain on
  distributions                             --                141,462                6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year          105,240               (150,863)              (4,229)
                                    ----------            -----------             --------
  Net gain (loss) on
   investments                         106,952                 (5,242)               2,539
                                    ----------            -----------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $96,092               $(20,938)              $2,026
                                    ==========            ===========             ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        AIM V.I. CAPITAL
                                AIM V.I. BASIC            APPRECIATION       AIM V.I. CORE
                                  VALUE FUND                  FUND            EQUITY FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(3,485,754)             $(2,160,312)       $(3,074,799)
 Net realized gain (loss) on
  security transactions            12,379,431                2,142,646          6,403,776
 Net realized gain on
  distributions                    13,519,881                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (22,291,140)              10,213,085         18,174,798
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          122,418               10,195,419         21,503,775
                                 ------------             ------------       ------------
UNIT TRANSACTIONS:
 Purchases                         12,569,626                6,101,505          8,173,565
 Net transfers                    (23,986,907)              (3,045,460)       (22,262,060)
 Surrenders for benefit
  payments and fees               (30,786,750)             (14,625,309)       (30,489,552)
 Net annuity transactions              82,798                   59,801             65,965
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (42,121,233)             (11,509,463)       (44,512,082)
                                 ------------             ------------       ------------
 Net increase (decrease) in
  net assets                      (41,998,815)              (1,314,044)       (23,008,307)
NET ASSETS:
 Beginning of year                275,445,860              117,360,069        362,567,487
                                 ------------             ------------       ------------
 End of year                     $233,447,045             $116,046,025       $339,559,180
                                 ============             ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.           AIM V.I.             AIM V.I. MID CAP     AIM V.I. SMALL
                                     GOVERNMENT        INTERNATIONAL            CORE EQUITY          CAP EQUITY
                                  SECURITIES FUND       GROWTH FUND                 FUND                FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $17,673,534        $(1,998,612)             $(6,622,923)        $(1,578,832)
 Net realized gain (loss) on
  security transactions                   74,323            221,106                5,917,988              15,571
 Net realized gain on
  distributions                               --                 --                5,668,993           3,065,634
 Net unrealized appreciation
  (depreciation) of
  investments during the year         13,331,907         16,505,105               23,071,586              56,372
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          31,079,764         14,727,599               28,035,644           1,558,745
                                    ------------       ------------             ------------        ------------
UNIT TRANSACTIONS:
 Purchases                           118,031,004         66,016,983               24,800,715          30,679,857
 Net transfers                        93,479,563         54,482,729                2,893,857          14,960,292
 Surrenders for benefit
  payments and fees                  (60,488,637)       (11,945,647)             (40,940,962)         (6,840,056)
 Net annuity transactions                161,816            129,666                   81,920              (2,334)
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  151,183,746        108,683,731              (13,164,470)         38,797,759
                                    ------------       ------------             ------------        ------------
 Net increase (decrease) in
  net assets                         182,263,510        123,411,330               14,871,174          40,356,504
NET ASSETS:
 Beginning of year                   601,384,982        102,350,720              376,501,936          70,828,515
                                    ------------       ------------             ------------        ------------
 End of year                        $783,648,492       $225,762,050             $391,373,110        $111,185,019
                                    ============       ============             ============        ============

                                AIM V.I.         AIM V.I. CAPITAL     AMERICAN
                                LARGE CAP           DEVELOPMENT     FUNDS GLOBAL
                               GROWTH FUND             FUND          BOND FUND
                               SUB-ACCOUNT        SUB-ACCOUNT (A)   SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(983,956)             $(155)       $1,522,903
 Net realized gain (loss) on
  security transactions            904,669             (2,467)           19,201
 Net realized gain on
  distributions                         --              6,479                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    6,730,160             (3,499)        1,261,676
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     6,650,873                358         2,803,780
                               -----------            -------       -----------
UNIT TRANSACTIONS:
 Purchases                       3,033,964              8,625        21,060,985
 Net transfers                   4,254,797             64,353        54,506,741
 Surrenders for benefit
  payments and fees             (5,737,945)            (1,443)       (2,587,846)
 Net annuity transactions           (1,931)                --            32,073
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              1,548,885             71,535        73,011,953
                               -----------            -------       -----------
 Net increase (decrease) in
  net assets                     8,199,758             71,893        75,815,733
NET ASSETS:
 Beginning of year              51,663,544                 --         8,034,662
                               -----------            -------       -----------
 End of year                   $59,863,302            $71,893       $83,850,395
                               ===========            =======       ===========

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN                                  AMERICAN FUNDS
                                 FUNDS GLOBAL         AMERICAN FUNDS           BLUE CHIP
                                  GROWTH AND         ASSET ALLOCATION          INCOME AND
                                 INCOME FUND               FUND               GROWTH FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $2,582,918             $8,966,524            $10,475,918
 Net realized gain (loss) on
  security transactions                (42,340)            18,360,226             26,182,204
 Net realized gain on
  distributions                     18,217,851             65,857,700             43,866,344
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              15,626,762             (4,327,921)           (74,994,862)
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        36,385,191             88,856,529              5,529,604
                                --------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                         180,698,905            140,108,093             94,018,302
 Net transfers                     186,242,144             73,582,056            (19,419,192)
 Surrenders for benefit
  payments and fees                (18,137,698)          (185,172,324)          (135,146,446)
 Net annuity transactions              131,911                134,450                 48,811
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                348,935,262             28,652,275            (60,498,525)
                                --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       385,320,453            117,508,804            (54,968,921)
NET ASSETS:
 Beginning of year                 209,513,510          1,884,925,434          1,385,772,705
                                --------------       ----------------       ----------------
 End of year                      $594,833,963         $2,002,434,238         $1,330,803,784
                                ==============       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS                               AMERICAN FUNDS
                                AMERICAN FUNDS             GLOBAL GROWTH         AMERICAN FUNDS         GROWTH-INCOME
                                  BOND FUND                     FUND              GROWTH FUND                FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $70,103,641                $7,845,634           $(43,992,284)          $(10,242,962)
 Net realized gain (loss) on
  security transactions               1,545,335                15,692,080             75,969,824             64,424,315
 Net realized gain on
  distributions                              --                31,836,893            296,855,336            147,876,597
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (54,422,607)               38,029,655             87,902,270            (64,307,657)
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         17,226,369                93,404,262            416,735,146            137,750,293
                               ----------------            --------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           99,862,224                76,124,822            466,759,159            439,563,750
 Net transfers                      146,892,859                21,359,371                527,203             37,863,073
 Surrenders for benefit
  payments and fees                (120,414,933)              (70,437,814)          (401,245,009)          (422,808,359)
 Net annuity transactions                40,401                    53,278                236,187                 84,331
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 126,380,551                27,099,657             66,277,540             54,702,795
                               ----------------            --------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                        143,606,920               120,503,919            483,012,686            192,453,088
NET ASSETS:
 Beginning of year                1,099,303,682               719,421,075          4,031,582,498          4,314,314,598
                               ----------------            --------------       ----------------       ----------------
 End of year                     $1,242,910,602              $839,924,994         $4,514,595,184         $4,506,767,686
                               ================            ==============       ================       ================

                                                                                     AMERICAN FUNDS
                                AMERICAN FUNDS                                        GLOBAL SMALL
                                INTERNATIONAL              AMERICAN FUNDS            CAPITALIZATION
                                     FUND                  NEW WORLD FUND                 FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(3,366,053)               $6,918,478                $6,873,726
 Net realized gain (loss) on
  security transactions              22,952,807                 2,986,011                 9,838,761
 Net realized gain on
  distributions                      61,815,411                28,364,928                46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              126,057,449                78,626,946                35,747,741
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        207,459,614               116,896,363                98,465,914
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          139,178,445                69,584,747                69,875,788
 Net transfers                        9,397,135                44,731,030                20,288,542
 Surrenders for benefit
  payments and fees                (108,673,098)              (34,838,148)              (53,850,509)
 Net annuity transactions                79,913                    (5,154)                   (5,716)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  39,982,395                79,472,475                36,308,105
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        247,442,009               196,368,838               134,774,019
NET ASSETS:
 Beginning of year                1,137,371,941               364,105,424               513,210,672
                               ----------------            --------------            --------------
 End of year                     $1,384,813,950              $560,474,262              $647,984,691
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                FRANKLIN RISING                                    FRANKLIN LARGE
                                   DIVIDENDS           FRANKLIN INCOME               CAP GROWTH
                                SECURITIES FUND        SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $5,470,437            $37,965,826               $(2,613,827)
 Net realized gain (loss) on
  security transactions                3,495,250              5,939,541                 2,602,976
 Net realized gain on
  distributions                       14,502,343             15,245,447                 1,759,400
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               (73,621,219)           (28,112,988)                8,121,955
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (50,153,189)            31,037,826                 9,870,504
                                ----------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           215,997,328            474,365,207                22,854,102
 Net transfers                        54,376,368            255,867,822                (5,655,972)
 Surrenders for benefit
  payments and fees                  (70,375,785)          (172,861,101)              (17,042,167)
 Net annuity transactions                102,483                869,172                    63,991
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  200,100,394            558,241,100                   219,954
                                ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets                         149,947,205            589,278,926                10,090,458
NET ASSETS:
 Beginning of year                   879,503,359          2,054,626,255               212,265,727
                                ----------------       ----------------            --------------
 End of year                      $1,029,450,564         $2,643,905,181              $222,356,185
                                ================       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN GLOBAL           FRANKLIN SMALL-          FRANKLIN SMALL             FRANKLIN
                                     REAL ESTATE              MID CAP GROWTH            CAP VALUE            STRATEGIC INCOME
                                   SECURITIES FUND           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)             SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $202,105               $(7,286,452)                $(823)              $22,513,586
 Net realized gain (loss) on
  security transactions                  2,199,326                 9,378,068                    26                   642,873
 Net realized gain on
  distributions                          2,142,787                28,535,333                    --                 1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (11,586,300)                2,360,921                   958                 2,401,769
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,042,082)               32,987,870                   161                27,466,242
                                    --------------            --------------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                  84,291                37,371,231               472,247                75,682,169
 Net transfers                          (3,367,490)               (7,161,531)              248,949                82,194,669
 Surrenders for benefit
  payments and fees                     (4,471,202)              (40,855,706)               (1,371)              (63,236,779)
 Net annuity transactions                    7,911                    28,953                    --                    70,534
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,746,490)              (10,617,053)              719,825                94,710,593
                                    --------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets                           (14,788,572)               22,370,817               719,986               122,176,835
NET ASSETS:
 Beginning of year                      36,663,813               370,821,404                    --               601,673,026
                                    --------------            --------------            ----------            --------------
 End of year                           $21,875,241              $393,192,221              $719,986              $723,849,861
                                    ==============            ==============            ==========            ==============

                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(7,527,218)               $1,543,515                  $827,760
 Net realized gain (loss) on
  security transactions              17,589,365                 4,401,546                12,014,316
 Net realized gain on
  distributions                      67,919,883                18,519,845                33,669,939
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (56,002,504)               33,364,764                45,516,798
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         21,979,526                57,829,670                92,028,813
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          262,861,722                27,959,406                60,544,586
 Net transfers                      106,686,735                12,662,544               (24,488,524)
 Surrenders for benefit
  payments and fees                (160,088,605)              (20,744,347)              (61,039,461)
 Net annuity transactions               124,249                    27,757                   101,104
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 209,584,101                19,905,360               (24,882,295)
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        231,563,627                77,735,030                67,146,518
NET ASSETS:
 Beginning of year                1,747,201,185               221,547,750               699,398,684
                               ----------------            --------------            --------------
 End of year                     $1,978,764,812              $299,282,780              $766,545,202
                               ================            ==============            ==============

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            TEMPLETON
                                     GLOBAL ASSET             GROWTH                MUTUAL DISCOVERY
                                    ALLOCATION FUND      SECURITIES FUND            SECURITIES FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,453,814            $(5,704,508)              $(2,264,387)
 Net realized gain (loss) on
  security transactions                    177,350              4,962,253                   737,797
 Net realized gain on
  distributions                          3,522,136             46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,923,068)           (44,152,963)               48,800,901
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,230,232              1,340,853                55,109,773
                                     -------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  88,805            166,210,370               137,229,001
 Net transfers                            (214,769)            49,525,301                96,022,257
 Surrenders for benefit
  payments and fees                     (2,454,190)           (75,620,030)              (38,136,660)
 Net annuity transactions                     (266)                45,851                   273,653
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,580,420)           140,161,492               195,388,251
                                     -------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            (1,350,188)           141,502,345               250,498,024
NET ASSETS:
 Beginning of year                      15,582,220            988,172,501               513,310,107
                                     -------------       ----------------            --------------
 End of year                           $14,232,032         $1,129,674,846              $763,808,131
                                     =============       ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FRANKLIN FLEX           FRANKLIN LARGE          HARTFORD
                                  CAP GROWTH                CAP VALUE          MONEY MARKET                 MFS CORE
                                SECURITIES FUND          SECURITIES FUND         HLS FUND                EQUITY SERIES
                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(812,520)                 $35,127           $15,054,768                 $(631,892)
 Net realized gain (loss)
  on security transactions             316,804                    1,113                    --                  (453,515)
 Net realized gain on
  distributions                             --                   13,741                    --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               5,360,690                 (758,521)                   --                 5,526,472
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,864,974                 (708,540)           15,054,768                 4,441,065
                                 -------------            -------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                          11,226,134                9,042,361           141,940,510                   361,288
 Net transfers                      12,526,736                4,056,747           453,038,257                (3,752,372)
 Surrenders for benefit
  payments and fees                 (2,479,884)              (1,576,892)         (341,311,221)               (7,612,370)
 Net annuity transactions                3,020                       --               (71,010)                   (1,810)
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            21,276,006               11,522,216           253,596,536               (11,005,264)
                                 -------------            -------------       ---------------            --------------
 Net increase (decrease)
  in net assets                     26,140,980               10,813,676           268,651,304                (6,564,199)
NET ASSETS:
 Beginning of year                  34,505,029               17,918,396           376,463,558                50,043,293
                                 -------------            -------------       ---------------            --------------
 End of year                       $60,646,009              $28,732,072          $645,114,862               $43,479,094
                                 =============            =============       ===============            ==============


                                 MFS EMERGING         MFS GLOBAL            MFS HIGH
                                 GROWTH SERIES       EQUITY SERIES       INCOME SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(1,026,042)            $67,500          $11,869,349
 Net realized gain (loss)
  on security transactions          (1,125,030)            532,451              648,484
 Net realized gain on
  distributions                             --           2,542,995                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              11,854,253            (453,093)         (12,758,435)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    9,703,181           2,689,853             (240,602)
                                 -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           4,048,348           4,066,652           14,425,372
 Net transfers                       8,847,617          (1,219,797)         (12,467,810)
 Surrenders for benefit
  payments and fees                 (6,991,720)         (4,064,109)         (25,704,583)
 Net annuity transactions               (1,868)             (7,043)              25,269
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             5,902,377          (1,224,297)         (23,721,752)
                                 -------------       -------------       --------------
 Net increase (decrease)
  in net assets                     15,605,558           1,465,556          (23,962,354)
NET ASSETS:
 Beginning of year                  54,652,369          38,342,012          228,616,668
                                 -------------       -------------       --------------
 End of year                       $70,257,927         $39,807,568         $204,654,314
                                 =============       =============       ==============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                 GROWTH STOCK        MFS INVESTORS         MFS MID CAP
                                    SERIES            TRUST SERIES        GROWTH SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,422,945)         $(5,145,067)         $(2,467,099)
 Net realized gain (loss) on
  security transactions              2,446,119            3,628,323            5,314,659
 Net realized gain on
  distributions                             --            3,980,082            5,912,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year        8,190,650           35,658,612            2,875,988
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,213,824           38,121,950           11,635,616
                                --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,918,805           65,525,263            8,099,718
 Net transfers                      (6,358,890)          17,118,547          (11,883,353)
 Surrenders for benefit
  payments and fees                (14,011,829)         (40,772,773)         (17,524,344)
 Net annuity transactions               33,852               72,941               63,972
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (18,418,062)          41,943,978          (21,244,007)
                                --------------       --------------       --------------
 Net increase (decrease) in
  net assets                        (9,204,238)          80,065,928           (9,608,391)
NET ASSETS:
 Beginning of year                 105,422,841          444,815,796          142,376,860
                                --------------       --------------       --------------
 End of year                       $96,218,603         $524,881,724         $132,768,469
                                ==============       ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS NEW            MFS TOTAL           MFS VALUE            MFS RESEARCH
                                 DISCOVERY SERIES      RETURN SERIES          SERIES              BOND SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(6,211,869)         $10,553,708        $(2,104,009)             $447,364
 Net realized gain (loss) on
  security transactions                3,393,656            9,822,519            395,831                31,947
 Net realized gain on
  distributions                       23,026,480           35,922,871          3,421,567                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (19,049,833)         (24,341,825)         9,416,766             1,135,122
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,158,434           31,957,273         11,130,155             1,614,433
                                   -------------      ---------------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                            39,844,238          175,494,958         55,721,816            22,609,883
 Net transfers                       (15,027,646)          59,725,255         47,069,209            33,670,778
 Surrenders for benefit
  payments and fees                  (28,444,007)        (139,660,661)       (15,488,544)           (3,532,613)
 Net annuity transactions                 81,049              338,503              8,825               (42,357)
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,546,366)          95,898,055         87,311,306            52,705,691
                                   -------------      ---------------      -------------          ------------
 Net increase (decrease) in
  net assets                          (2,387,932)         127,855,328         98,441,461            54,320,124
NET ASSETS:
 Beginning of year                   317,208,173        1,410,255,830        176,543,191            35,307,098
                                   -------------      ---------------      -------------          ------------
 End of year                        $314,820,241       $1,538,111,158       $274,984,652           $89,627,222
                                   =============      ===============      =============          ============

                                   MFS RESEARCH
                                  INTERNATIONAL          MFS RESEARCH       BLACKROCK GLOBAL
                                      SERIES                SERIES          GROWTH V.I. FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(598,620)            $(287,042)            $(10,270)
 Net realized gain (loss) on
  security transactions                  38,899               332,758              345,595
 Net realized gain on
  distributions                         262,232                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,141,585             2,555,722               67,617
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,844,096             2,601,438              402,942
                                   ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                           17,758,435             8,435,384                  308
 Net transfers                       17,152,859            18,379,042              254,129
 Surrenders for benefit
  payments and fees                  (1,649,867)             (780,751)            (542,424)
 Net annuity transactions                    --                    --                   --
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  33,261,427            26,033,675             (287,987)
                                   ------------          ------------          -----------
 Net increase (decrease) in
  net assets                         36,105,523            28,635,113              114,955
NET ASSETS:
 Beginning of year                   22,941,488            14,131,667            1,427,307
                                   ------------          ------------          -----------
 End of year                        $59,047,011           $42,766,780           $1,542,262
                                   ============          ============          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   LARGE CAP GROWTH        INTERNATIONAL             U.S. MID
                                      V.I. FUND            GROWTH EQUITY            CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(38,704)              $(7,464)               $(24,914)
 Net realized gain (loss) on
  security transactions                   267,421                (1,856)                 (2,604)
 Net realized gain on
  distributions                                --                16,140                 216,752
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (74,886)               46,742                (163,965)
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              153,831                53,562                  25,269
                                     ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  4,058               408,831               2,073,046
 Net transfers                            (45,714)              229,708                 505,661
 Surrenders for benefit
  payments and fees                      (552,064)               (1,742)                (74,178)
 Net annuity transactions                      --                    --                      --
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (593,720)              636,797               2,504,529
                                     ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (439,889)              690,359               2,529,798
NET ASSETS:
 Beginning of year                      2,597,991                89,588                 737,637
                                     ------------            ----------            ------------
 End of year                           $2,158,102              $779,947              $3,267,435
                                     ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CAPITAL               DEVELOPING
                                   FOCUS GROWTH          OPPORTUNITIES              GROWTH           FLEXIBLE INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,268)               $(41,156)              $(5,732)              $32,094
 Net realized gain (loss) on
  security transactions                    697                   7,939                  (689)                   12
 Net realized gain on
  distributions                             --                      --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,561                 402,587                58,421               (18,703)
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            66,990                 369,370                52,000                13,403
                                    ----------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             432,537               1,753,734               457,885               139,742
 Net transfers                         152,852                 371,417                13,259               260,560
 Surrenders for benefit
  payments and fees                     (3,933)                (36,413)              (24,487)               (5,311)
 Net annuity transactions                   --                      --                    --                    --
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    581,456               2,088,738               446,657               394,991
                                    ----------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           648,446               2,458,108               498,657               408,394
NET ASSETS:
 Beginning of year                     162,376               1,140,902               153,002               476,509
                                    ----------            ------------            ----------            ----------
 End of year                          $810,822              $3,599,010              $651,659              $884,903
                                    ==========            ============            ==========            ==========

                                                                              JENNISON 20/20
                                 DIVIDEND GROWTH        GLOBAL EQUITY        FOCUS PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,307)              $(6,875)             $(10,837)
 Net realized gain (loss) on
  security transactions                 (4,051)               (4,371)               19,099
 Net realized gain on
  distributions                             --                63,354                58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,414                (4,614)              (17,104)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,056                47,494                49,754
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             195,275               380,107                30,644
 Net transfers                         (75,400)              (43,742)              (46,288)
 Surrenders for benefit
  payments and fees                    (26,064)               (6,507)              (47,317)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     93,811               329,858               (62,961)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            95,867               377,352               (13,207)
NET ASSETS:
 Beginning of year                     346,653               227,069               643,784
                                    ----------            ----------            ----------
 End of year                          $442,520              $604,421              $630,577
                                    ==========            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                               PRUDENTIAL SERIES
                                      JENNISON             PRUDENTIAL            INTERNATIONAL
                                     PORTFOLIO          VALUE PORTFOLIO              GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (D)(E)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,078)              $(3,871)                  $(25)
 Net realized gain (loss) on
  security transactions                  43,675                14,998                  1,245
 Net realized gain on
  distributions                              --                49,119                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (26,645)              (53,235)                (1,395)
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,952                 7,011                   (175)
                                     ----------            ----------               --------
UNIT TRANSACTIONS:
 Purchases                                   --                     5                     --
 Net transfers                              907               (33,634)                (8,026)
 Surrenders for benefit
  payments and fees                     (25,483)              (21,941)                    --
 Net annuity transactions                    --                    --                     --
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,576)              (55,570)                (8,026)
                                     ----------            ----------               --------
 Net increase (decrease) in
  net assets                            (10,624)              (48,559)                (8,201)
NET ASSETS:
 Beginning of year                      163,626               464,897                  8,201
                                     ----------            ----------               --------
 End of year                           $153,002              $416,338                   $ --
                                     ==========            ==========               ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          WELLS FARGO          WELLS FARGO
                                                                         ADVANTAGE VT         ADVANTAGE VT
                                GROWTH AND                             ASSET ALLOCATION       TOTAL RETURN
                                  INCOME              COMSTOCK               FUND               BOND FUND
                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(65,557)            $(16,388)              $5,893             $175,921
 Net realized gain (loss) on
  security transactions              (9,830)              (7,860)               4,253               (9,522)
 Net realized gain on
  distributions                     219,984               56,068               32,387                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (253,414)            (263,277)              67,148              116,118
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (108,817)            (231,457)             109,681              282,517
                               ------------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                        4,699,898            1,928,314                9,292              256,071
 Net transfers                    3,250,227              859,191              172,160            1,464,412
 Surrenders for benefit
  payments and fees                (217,213)             (96,939)             (64,666)            (475,628)
 Net annuity transactions                --                   --                   --                   --
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               7,732,912            2,690,566              116,786            1,244,855
                               ------------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets                      7,624,095            2,459,109              226,467            1,527,372
NET ASSETS:
 Beginning of year                4,133,809            1,538,396            1,918,608            5,958,430
                               ------------          -----------          -----------          -----------
 End of year                    $11,757,904           $3,997,505           $2,145,075           $7,485,802
                               ============          ===========          ===========          ===========

                                   WELLS FARGO          WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                  EQUITY INCOME        C&B LARGE CAP       LARGE COMPANY
                                      FUND              VALUE FUND           CORE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(11,236)            $(12,172)           $(4,196)
 Net realized gain (loss) on
  security transactions                 12,992               38,463                583
 Net realized gain on
  distributions                        227,559                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (207,589)             (67,769)            (2,433)
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,726              (41,478)            (6,046)
                                   -----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                             217,785              344,134              2,535
 Net transfers                         258,322              128,085            174,965
 Surrenders for benefit
  payments and fees                   (242,068)            (131,008)            (4,561)
 Net annuity transactions                   --                   --                 --
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    234,039              341,211            172,939
                                   -----------          -----------          ---------
 Net increase (decrease) in
  net assets                           255,765              299,733            166,893
NET ASSETS:
 Beginning of year                   3,055,560              964,975            169,869
                                   -----------          -----------          ---------
 End of year                        $3,311,325           $1,264,708           $336,762
                                   ===========          ===========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL CORE        LARGE COMPANY
                                         FUND                GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,866)               $(75,074)
 Net realized gain (loss) on
  security transactions                    24,619                  60,504
 Net realized gain on
  distributions                           226,770                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             109,050                 221,642
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              303,573                 207,072
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                201,923                 119,680
 Net transfers                             43,189                  29,766
 Surrenders for benefit
  payments and fees                      (194,874)               (247,048)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        50,238                 (97,602)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              353,811                 109,470
NET ASSETS:
 Beginning of year                      2,753,902               3,593,093
                                     ------------            ------------
 End of year                           $3,107,713              $3,702,563
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    MONEY MARKET             SMALL CAP             ADVANTAGE VT
                                        FUND                GROWTH FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $67,560                $(62,469)             $(10,860)
 Net realized gain (loss) on
  security transactions                       --                  32,132                 1,712
 Net realized gain on
  distributions                               --                 515,879                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                465                (151,782)              105,240
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              68,025                 333,760                96,092
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,036,004                 467,204                87,802
 Net transfers                         1,263,145                  75,635               216,318
 Surrenders for benefit
  payments and fees                     (120,104)               (220,514)              (13,824)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,179,045                 322,325               290,296
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           2,247,070                 656,085               386,388
NET ASSETS:
 Beginning of year                     1,063,083               2,852,351               421,565
                                    ------------            ------------            ----------
 End of year                          $3,310,153              $3,508,436              $807,953
                                    ============            ============            ==========

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                   SMALL/MID CAP          ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(15,696)                $(513)
 Net realized gain (loss) on
  security transactions                   4,159                    60
 Net realized gain on
  distributions                         141,462                 6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (150,863)               (4,229)
                                    -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,938)                2,026
                                    -----------             ---------
UNIT TRANSACTIONS:
 Purchases                               86,847                17,881
 Net transfers                          (78,206)                6,672
 Surrenders for benefit
  payments and fees                     (12,808)                 (315)
 Net annuity transactions                    --                    --
                                    -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,167)               24,238
                                    -----------             ---------
 Net increase (decrease) in
  net assets                            (25,105)               26,264
NET ASSETS:
 Beginning of year                      901,887                28,082
                                    -----------             ---------
 End of year                           $876,782               $54,346
                                    ===========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         AIM V.I. CAPITAL
                                AIM V.I. BASIC             APPRECIATION             AIM V.I. CORE
                                  VALUE FUND                   FUND                  EQUITY FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,132,394)              $(2,233,647)              $(1,092,558)
 Net realized gain (loss) on
  security transactions              8,811,725                18,669,947                46,451,982
 Net realized gain on
  distributions                     11,554,497                 3,457,086                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,221,275               (13,382,531)               (3,146,279)
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        28,455,103                 6,510,855                42,213,145
                                --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          18,468,044                 9,006,413                36,564,893
 Net transfers                     (21,293,684)               (3,804,817)              (11,299,509)
 Surrenders for benefit
  payments and fees                (30,433,366)              (15,030,180)              (25,021,770)
 Net annuity transactions                2,246                    (5,139)                   49,518
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (33,256,760)               (9,833,723)                  293,132
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets                        (4,801,657)               (3,322,868)               42,506,277
NET ASSETS:
 Beginning of year                 280,247,517               120,682,937               320,061,210
                                --------------            --------------            --------------
 End of year                      $275,445,860              $117,360,069              $362,567,487
                                ==============            ==============            ==============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.             AIM V.I.              AIM V.I. MID CAP          AIM V.I. SMALL
                                      GOVERNMENT         INTERNATIONAL              CORE EQUITY               CAP EQUITY
                                   SECURITIES FUND        GROWTH FUND                   FUND                     FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $13,240,166            $(511,130)              $(3,634,652)               $(953,898)
 Net realized gain (loss) on
  security transactions                   (147,783)             498,940                 5,020,245                  138,023
 Net realized gain on
  distributions                                 --                   --                37,090,646                2,729,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,683,613)          17,211,863                (6,021,746)               3,906,465
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,408,770           17,199,673                32,454,493                5,820,220
                                    --------------       --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                             130,724,882           21,025,660                29,452,877               15,296,372
 Net transfers                          10,475,452           12,276,013               (26,355,604)              22,882,032
 Surrenders for benefit
  payments and fees                    (49,999,199)          (6,678,319)              (39,204,610)              (3,635,951)
 Net annuity transactions                   71,559                7,378                    (8,301)                  (2,299)
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     91,272,694           26,630,732               (36,115,638)              34,540,154
                                    --------------       --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           100,681,464           43,830,405                (3,661,145)              40,360,374
NET ASSETS:
 Beginning of year                     500,703,518           58,520,315               380,163,081               30,468,141
                                    --------------       --------------            --------------            -------------
 End of year                          $601,384,982         $102,350,720              $376,501,936              $70,828,515
                                    ==============       ==============            ==============            =============

                                                                                        AMERICAN
                                      AIM V.I.                 AMERICAN               FUNDS GLOBAL
                                      LARGE CAP              FUNDS GLOBAL              GROWTH AND
                                     GROWTH FUND              BOND FUND               INCOME FUND
                                   SUB-ACCOUNT (D)         SUB-ACCOUNT (E)          SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(805,173)                $26,777                  $(68,686)
 Net realized gain (loss) on
  security transactions                 7,207,302                     417                    13,431
 Net realized gain on
  distributions                                --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,026,882)                (34,000)               17,746,266
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,375,247                  (6,806)               17,691,011
                                    -------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                              7,177,258               1,445,558                80,738,073
 Net transfers                         (5,949,496)              6,656,214               113,452,886
 Surrenders for benefit
  payments and fees                    (6,486,066)                (60,304)               (2,383,008)
 Net annuity transactions                   7,650                      --                    14,548
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,250,654)              8,041,468               191,822,499
                                    -------------            ------------            --------------
 Net increase (decrease) in
  net assets                           (1,875,407)              8,034,662               209,513,510
NET ASSETS:
 Beginning of year                     53,538,951                      --                        --
                                    -------------            ------------            --------------
 End of year                          $51,663,544              $8,034,662              $209,513,510
                                    =============            ============            ==============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, November 6, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                 AMERICAN FUNDS           BLUE CHIP
                                ASSET ALLOCATION          INCOME AND           AMERICAN FUNDS
                                      FUND               GROWTH FUND             BOND FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $8,868,180            $(8,040,869)           $21,645,331
 Net realized gain (loss) on
  security transactions               13,437,688             21,790,661              1,136,137
 Net realized gain on
  distributions                       22,840,439             67,075,912                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        163,522,405            104,308,570             29,599,848
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         208,668,712            185,134,274             52,381,316
                                ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           147,631,462            102,616,695             92,716,522
 Net transfers                        71,103,923              6,816,189             64,336,947
 Surrenders for benefit
  payments and fees                 (161,850,223)          (139,966,849)          (108,915,234)
 Net annuity transactions                 67,211                 40,369                (63,071)
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   56,952,373            (30,493,596)            48,075,164
                                ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                         265,621,085            154,640,678            100,456,480
NET ASSETS:
 Beginning of year                 1,619,304,349          1,231,132,027            998,847,202
                                ----------------       ----------------       ----------------
 End of year                      $1,884,925,434         $1,385,772,705         $1,099,303,682
                                ================       ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                AMERICAN FUNDS         AMERICAN FUNDS
                                     GLOBAL GROWTH         AMERICAN FUNDS         GROWTH-INCOME          INTERNATIONAL
                                         FUND               GROWTH FUND                FUND                   FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,594,078)          $(37,604,496)           $(7,009,345)             $(706,331)
 Net realized gain (loss) on
  security transactions                  12,207,672             68,863,741             41,757,990             11,039,499
 Net realized gain on
  distributions                                  --             23,262,480             93,169,693              8,938,448
 Net unrealized appreciation
  (depreciation) of
  investments during the year           101,917,827            245,388,233            366,448,781            135,649,909
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            108,531,421            299,909,958            494,367,119            154,921,525
                                    ---------------       ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                               73,517,204            492,605,516            458,151,203            151,555,381
 Net transfers                           33,512,521             37,859,047             38,442,907             53,512,995
 Surrenders for benefit
  payments and fees                     (61,728,295)          (356,775,732)          (361,885,629)           (77,565,004)
 Net annuity transactions                    42,537                150,060                157,448                 59,913
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      45,343,967            173,838,891            134,865,929            127,563,285
                                    ---------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                            153,875,388            473,748,849            629,233,048            282,484,810
NET ASSETS:
 Beginning of year                      565,545,687          3,557,833,649          3,685,081,550            854,887,131
                                    ---------------       ----------------       ----------------       ----------------
 End of year                           $719,421,075         $4,031,582,498         $4,314,314,598         $1,137,371,941
                                    ===============       ================       ================       ================

                                                                 AMERICAN FUNDS
                                                                  GLOBAL SMALL              FRANKLIN RISING
                                     AMERICAN FUNDS              CAPITALIZATION                DIVIDENDS
                                     NEW WORLD FUND                   FUND                  SECURITIES FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(880,199)                $(6,321,465)                $(5,628,756)
 Net realized gain (loss) on
  security transactions                     (201,446)                  4,032,870                     565,416
 Net realized gain on
  distributions                            2,181,952                  23,202,103                   3,383,531
 Net unrealized appreciation
  (depreciation) of
  investments during the year             73,771,120                  65,886,376                  97,586,438
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              74,871,427                  86,799,884                  95,906,629
                                    ----------------            ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                                56,007,043                  64,590,023                 178,524,200
 Net transfers                            30,879,361                  12,682,244                 100,187,272
 Surrenders for benefit
  payments and fees                      (22,071,338)                (36,371,908)                (38,101,970)
 Net annuity transactions                      8,908                     (32,447)                     62,352
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       64,823,974                  40,867,912                 240,671,854
                                    ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets                             139,695,401                 127,667,796                 336,578,483
NET ASSETS:
 Beginning of year                       224,410,023                 385,542,876                 542,924,876
                                    ----------------            ----------------            ----------------
 End of year                            $364,105,424                $513,210,672                $879,503,359
                                    ================            ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            FRANKLIN LARGE
                                FRANKLIN INCOME               CAP GROWTH         FRANKLIN REAL
                                SECURITIES FUND            SECURITIES FUND        ESTATE FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $27,358,056               $(2,131,733)           $147,395
 Net realized gain (loss) on
  security transactions                2,783,545                   239,931           2,615,285
 Net realized gain on
  distributions                        7,841,096                        --           2,872,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year        215,888,560                18,341,329             498,843
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         253,871,257                16,449,527           6,133,986
                                ----------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                           365,077,760                35,440,866             150,530
 Net transfers                       168,338,395                12,513,079          (4,674,590)
 Surrenders for benefit
  payments and fees                 (117,118,338)              (11,389,101)         (3,979,944)
 Net annuity transactions                547,027                    17,571             (15,401)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  416,844,844                36,582,415          (8,519,405)
                                ----------------            --------------       -------------
 Net increase (decrease) in
  net assets                         670,716,101                53,031,942          (2,385,419)
NET ASSETS:
 Beginning of year                 1,383,910,154               159,233,785          39,049,232
                                ----------------            --------------       -------------
 End of year                      $2,054,626,255              $212,265,727         $36,663,813
                                ================            ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN SMALL-               FRANKLIN               FRANKLIN FLEX           FRANKLIN LARGE
                                    MID CAP GROWTH           STRATEGIC INCOME            CAP GROWTH                CAP VALUE
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,762,490)              $16,469,851                $(517,498)                 $17,605
 Net realized gain (loss) on
  security transactions                  7,611,144                   609,722                  262,486                   89,635
 Net realized gain on
  distributions                                 --                 3,483,280                       --                   29,283
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,189,789                14,360,716                1,246,859                1,601,055
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,038,443                34,923,569                  991,847                1,737,578
                                    --------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              34,872,025                68,615,655               13,013,886                6,085,837
 Net transfers                            (117,504)               53,473,158                6,169,423                5,399,536
 Surrenders for benefit
  payments and fees                    (33,988,285)              (50,666,630)              (1,082,168)                (712,988)
 Net annuity transactions                    9,679                    45,209                       --                       --
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        775,915                71,467,392               18,101,141               10,772,385
                                    --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            23,814,358               106,390,961               19,092,988               12,509,963
NET ASSETS:
 Beginning of year                     347,007,046               495,282,065               15,412,041                5,408,433
                                    --------------            --------------            -------------            -------------
 End of year                          $370,821,404              $601,673,026              $34,505,029              $17,918,396
                                    ==============            ==============            =============            =============

                                                             TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            DEVELOPING MARKETS             FOREIGN
                               SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(8,503,770)              $(1,197,339)              $(4,035,936)
 Net realized gain (loss) on
  security transactions              10,769,769                  (432,957)                4,177,298
 Net realized gain on
  distributions                      49,104,338                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       178,005,723                43,003,730               107,021,939
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        229,376,060                41,373,434               107,163,301
                               ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          216,144,303                31,415,861                94,100,976
 Net transfers                      113,622,877                11,149,729                15,261,599
 Surrenders for benefit
  payments and fees                (125,438,875)              (15,069,234)              (40,807,501)
 Net annuity transactions                48,155                    (9,407)                   57,998
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 204,376,460                27,486,949                68,613,072
                               ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                        433,752,520                68,860,383               175,776,373
NET ASSETS:
 Beginning of year                1,313,448,665               152,687,367               523,622,311
                               ----------------            --------------            --------------
 End of year                     $1,747,201,185              $221,547,750              $699,398,684
                               ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $825,954               $(4,679,872)              $(3,174,408)
 Net realized gain (loss) on
  security transactions                    255,968                 2,878,515                   181,363
 Net realized gain on
  distributions                            941,190                29,642,538                13,963,559
 Net unrealized appreciation
  (depreciation) of
  investments during the year              596,987               121,008,941                62,966,231
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,620,099               148,850,122                73,936,745
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  94,816               154,157,425                96,528,741
 Net transfers                             (91,349)               62,964,824                90,405,182
 Surrenders for benefit
  payments and fees                     (1,426,611)              (52,999,420)              (20,963,348)
 Net annuity transactions                     (265)                  (16,476)                   32,298
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,423,409)              164,106,353               166,002,873
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             1,196,690               312,956,475               239,939,618
NET ASSETS:
 Beginning of year                      14,385,530               675,216,026               273,370,489
                                     -------------            --------------            --------------
 End of year                           $15,582,220              $988,172,501              $513,310,107
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            MFS CAPITAL
                                MONEY MARKET         OPPORTUNITIES             MFS EMERGING         MFS GLOBAL
                                  HLS FUND               SERIES                GROWTH SERIES       EQUITY SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $9,734,527            $(619,292)               $(956,225)          $(427,039)
 Net realized gain (loss) on
  security transactions                     --           (1,434,702)              (2,582,028)            335,700
 Net realized gain on
  distributions                             --                   --                       --           2,169,421
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --            7,694,931                6,516,484           4,199,178
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,734,527            5,640,937                2,978,231           6,277,260
                               ---------------       --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         109,494,209              550,814                3,844,895           3,493,698
 Net transfers                     206,961,614           (5,050,057)              (3,281,456)          7,342,988
 Surrenders for benefit
  payments and fees               (217,395,957)          (6,008,450)              (5,534,826)         (3,310,997)
 Net annuity transactions              175,094               (1,721)                  (1,681)             (6,245)
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 99,234,960          (10,509,414)              (4,973,068)          7,519,444
                               ---------------       --------------            -------------       -------------
 Net increase (decrease) in
  net assets                       108,969,487           (4,868,477)              (1,994,837)         13,796,704
NET ASSETS:
 Beginning of year                 267,494,071           54,911,770               56,647,206          24,545,308
                               ---------------       --------------            -------------       -------------
 End of year                      $376,463,558          $50,043,293              $54,652,369         $38,342,012
                               ===============       ==============            =============       =============

                                                    MFS INVESTORS
                                  MFS HIGH           GROWTH STOCK        MFS INVESTORS
                               INCOME SERIES            SERIES            TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,431,193          $(1,924,249)         $(5,417,400)
 Net realized gain (loss) on
  security transactions               440,762               32,138            1,749,491
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,896,217            7,797,206           45,158,834
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       17,768,172            5,905,095           41,490,925
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         13,051,847            3,043,979           71,081,541
 Net transfers                     (4,867,689)          (7,392,294)          18,625,169
 Surrenders for benefit
  payments and fees               (26,659,327)         (12,867,332)         (29,783,710)
 Net annuity transactions             (18,331)             (28,526)              68,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,493,500)         (17,244,173)          59,991,243
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                         (725,328)         (11,339,078)         101,482,168
NET ASSETS:
 Beginning of year                229,341,996          116,761,919          343,333,628
                               --------------       --------------       --------------
 End of year                     $228,616,668         $105,422,841         $444,815,796
                               ==============       ==============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 MFS MID CAP                 MFS NEW              MFS TOTAL
                                GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,845,246)              $(4,778,360)            $6,157,751
 Net realized gain (loss) on
  security transactions              3,038,637                 1,401,561              5,446,945
 Net realized gain on
  distributions                      5,214,620                 4,134,777             39,890,892
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,689,850)               28,311,686             73,133,469
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           718,161                29,069,664            124,629,057
                                --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           8,279,601                63,339,662            177,410,185
 Net transfers                     (14,686,419)               30,722,958              9,166,148
 Surrenders for benefit
  payments and fees                (15,759,129)              (19,407,198)          (118,257,459)
 Net annuity transactions                 (675)                  (15,210)               (21,308)
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (22,166,622)               74,640,212             68,297,566
                                --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                       (21,448,461)              103,709,876            192,926,623
NET ASSETS:
 Beginning of year                 163,825,321               213,498,297          1,217,329,207
                                --------------            --------------       ----------------
 End of year                      $142,376,860              $317,208,173         $1,410,255,830
                                ==============            ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MFS RESEARCH
                                 MFS VALUE             MFS RESEARCH           INTERNATIONAL          MFS RESEARCH
                                   SERIES               BOND SERIES              SERIES                 SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,118,050)              $140,085               $(43,431)              $(93,264)
 Net realized gain (loss) on
  security transactions               161,763                 16,894                (51,072)               156,779
 Net realized gain on
  distributions                     2,996,193                 56,735                402,777                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      19,592,873                534,254              2,052,221                723,609
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       21,632,779                747,968              2,360,495                787,124
                               --------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         36,374,214             14,260,594              5,686,884              3,858,696
 Net transfers                     39,937,262             12,897,729             11,944,557              7,511,216
 Surrenders for benefit
  payments and fees                (7,678,419)            (1,613,727)              (817,304)              (383,654)
 Net annuity transactions              (3,858)               (40,825)                    --                     --
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                68,629,199             25,503,771             16,814,137             10,986,258
                               --------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                       90,261,978             26,251,739             19,174,632             11,773,382
NET ASSETS:
 Beginning of year                 86,281,213              9,055,359              3,766,856              2,358,285
                               --------------          -------------          -------------          -------------
 End of year                     $176,543,191            $35,307,098            $22,941,488            $14,131,667
                               ==============          =============          =============          =============

                                                         BLACKROCK
                                BLACKROCK GLOBAL      LARGE CAP GROWTH      INTERNATIONAL
                                GROWTH V.I. FUND         V.I. FUND          GROWTH EQUITY
                                 SUB-ACCOUNT (F)      SUB-ACCOUNT (G)      SUB-ACCOUNT (H)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(14,068)             $(42,059)             $(317)
 Net realized gain (loss) on
  security transactions                 62,405               143,117                  9
 Net realized gain on
  distributions                             --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          201,313                36,028              7,698
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           249,650               137,086              7,390
                                   -----------          ------------          ---------
UNIT TRANSACTIONS:
 Purchases                               3,172                17,253             59,438
 Net transfers                           6,214              (182,797)            22,792
 Surrenders for benefit
  payments and fees                   (133,573)             (175,686)               (32)
 Net annuity transactions                   --                    --                 --
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (124,187)             (341,230)            82,198
                                   -----------          ------------          ---------
 Net increase (decrease) in
  net assets                           125,463              (204,144)            89,588
NET ASSETS:
 Beginning of year                   1,301,844             2,802,135                 --
                                   -----------          ------------          ---------
 End of year                        $1,427,307            $2,597,991            $89,588
                                   ===========          ============          =========

(f)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006

(g)  Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
     2006

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      U.S. MID                                     CAPITAL
                                     CAP VALUE            FOCUS GROWTH          OPPORTUNITIES
                                  SUB-ACCOUNT (H)       SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,678)                $(555)                $(3,630)
 Net realized gain (loss) on
  security transactions                      17                   232                      99
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,559                 6,983                  38,424
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,898                 6,660                  34,893
                                     ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              561,442               155,939                 960,494
 Net transfers                          126,740                    --                 147,997
 Surrenders for benefit
  payments and fees                        (443)                 (223)                 (2,482)
 Net annuity transactions                    --                    --                      --
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     687,739               155,716               1,106,009
                                     ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            737,637               162,376               1,140,902
NET ASSETS:
 Beginning of year                           --                    --                      --
                                     ----------            ----------            ------------
 End of year                           $737,637              $162,376              $1,140,902
                                     ==========            ==========            ============

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    DEVELOPING
                                      GROWTH           FLEXIBLE INCOME       DIVIDEND GROWTH        GLOBAL EQUITY
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)       SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(547)               $3,194                    $6                 $(618)
 Net realized gain (loss) on
  security transactions                     12                     4                     9                     7
 Net realized gain on
  distributions                             --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,069                 2,683                 9,601                 8,117
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,534                 5,881                 9,616                 7,506
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             114,258               372,778               249,541               119,243
 Net transfers                          31,324                98,060                87,494               100,960
 Surrenders for benefit
  payments and fees                       (114)                 (210)                    2                  (640)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    145,468               470,628               337,037               219,563
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           153,002               476,509               346,653               227,069
NET ASSETS:
 Beginning of year                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 End of year                          $153,002              $476,509              $346,653              $227,069
                                    ==========            ==========            ==========            ==========

                                  JENNISON 20/20           JENNISON             PRUDENTIAL
                                 FOCUS PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(10,996)              $(3,830)              $(3,757)
 Net realized gain (loss) on
  security transactions                  3,557                 8,632                31,008
 Net realized gain on
  distributions                         36,425                    --                14,874
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,776                (5,193)               27,665
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            67,762                  (391)               69,790
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                    --
 Net transfers                          37,520                  (530)               (6,359)
 Surrenders for benefit
  payments and fees                    (32,506)              (97,202)              (37,167)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      5,014               (97,732)              (43,526)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            72,776               (98,123)               26,264
NET ASSETS:
 Beginning of year                     571,008               261,749               438,633
                                    ----------            ----------            ----------
 End of year                          $643,784              $163,626              $464,897
                                    ==========            ==========            ==========

(h) From inception, August 14, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 SP WILLIAM BLAIR
                                   INTERNATIONAL           GROWTH AND
                                 GROWTH PORTFOLIO            INCOME                 COMSTOCK
                                  SUB-ACCOUNT (I)       SUB-ACCOUNT (H)         SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(68)                $(13,282)                $(6,033)
 Net realized gain (loss) on
  security transactions                     6                      478                     482
 Net realized gain on
  distributions                            --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,395                  186,539                  80,436
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,333                  173,735                  74,885
                                      -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                3,256,268               1,252,817
 Net transfers                          6,867                  719,762                 212,852
 Surrenders for benefit
  payments and fees                         1                  (15,956)                 (2,158)
 Net annuity transactions                  --                       --                      --
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,868                3,960,074               1,463,511
                                      -------             ------------            ------------
 Net increase (decrease) in
  net assets                            8,201                4,133,809               1,538,396
NET ASSETS:
 Beginning of year                         --                       --                      --
                                      -------             ------------            ------------
 End of year                           $8,201               $4,133,809              $1,538,396
                                      =======             ============            ============

(i)  From inception, June 21, 2006 to December 31, 2006.

(h) From inception, August 14, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO             WELLS FARGO             WELLS FARGO            WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT           ADVANTAGE VT
                               ASSET ALLOCATION          TOTAL RETURN           EQUITY INCOME          C&B LARGE CAP
                                     FUND                 BOND FUND                  FUND                VALUE FUND
                               SUB-ACCOUNT (J)         SUB-ACCOUNT (K)         SUB-ACCOUNT (L)        SUB-ACCOUNT (M)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $5,947                $129,609                 $(8,821)              $(2,883)
 Net realized gain (loss)
  on security transactions             11,585                  (8,251)                 14,030                 3,452
 Net realized gain on
  distributions                        19,873                      --                   6,012                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                133,477                 (16,739)                393,812               129,488
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     170,882                 104,619                 405,033               130,057
                                 ------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            117,303                 743,854                 518,078               239,896
 Net transfers                       (160,206)                420,205                  56,590               166,491
 Surrenders for benefit
  payments and fees                   (86,736)               (311,744)               (109,650)               (5,653)
 Net annuity transactions                  --                      --                      --                    --
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (129,639)                852,315                 465,018               400,734
                                 ------------            ------------            ------------            ----------
 Net increase (decrease)
  in net assets                        41,243                 956,934                 870,051               530,791
NET ASSETS:
 Beginning of year                  1,877,365               5,001,496               2,185,509               434,184
                                 ------------            ------------            ------------            ----------
 End of year                       $1,918,608              $5,958,430              $3,055,560              $964,975
                                 ============            ============            ============            ==========

                                WELLS FARGO            WELLS FARGO             WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                               LARGE COMPANY        INTERNATIONAL CORE        LARGE COMPANY
                                 CORE FUND                 FUND                GROWTH FUND
                              SUB-ACCOUNT (N)        SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,702)                  $(340)               $(71,905)
 Net realized gain (loss)
  on security transactions              723                   9,423                  22,801
 Net realized gain on
  distributions                          --                  90,682                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               21,345                 279,028                  70,893
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    20,366                 378,793                  21,789
                                 ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                           20,796                 517,405                 331,317
 Net transfers                        4,755                 186,157                 (82,413)
 Surrenders for benefit
  payments and fees                  (8,644)               (103,136)               (179,173)
 Net annuity transactions                --                      --                      --
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             16,907                 600,426                  69,731
                                 ----------            ------------            ------------
 Net increase (decrease)
  in net assets                      37,273                 979,219                  91,520
NET ASSETS:
 Beginning of year                  132,596               1,774,683               3,501,573
                                 ----------            ------------            ------------
 End of year                       $169,869              $2,753,902              $3,593,093
                                 ==========            ============            ============

(j) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(k) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(l) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(m) Formerly Wells Fargo Advantage C&B Large Cap Value Fund. Change effective May 1, 2006.

(n) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

(o) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(p) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT
                                     MONEY MARKET
                                         FUND
                                   SUB-ACCOUNT (Q)
------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $29,278
 Net realized gain (loss) on
  security transactions                        --
 Net realized gain on
  distributions                                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               29,278
                                     ------------
UNIT TRANSACTIONS:
 Purchases                                 97,072
 Net transfers                            128,578
 Surrenders for benefit
  payments and fees                      (166,447)
 Net annuity transactions                      --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        59,203
                                     ------------
 Net increase (decrease) in
  net assets                               88,481
NET ASSETS:
 Beginning of year                        974,602
                                     ------------
 End of year                           $1,063,083
                                     ============

(q) Formerly Wells Fargo Advantage Money Market Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                  WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT (R)        SUB-ACCOUNT (S)       SUB-ACCOUNT (T)        SUB-ACCOUNT (U)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44,641)              $(3,163)             $(10,053)                $(421)
 Net realized gain (loss) on
  security transactions                    15,530                 1,348                   288                    36
 Net realized gain on
  distributions                            57,130                    --                80,946                 2,930
 Net unrealized appreciation
  (depreciation) of
  investments during the year             382,483                17,904               (22,541)                  (37)
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              410,502                16,089                48,640                 2,508
                                     ------------            ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                364,333               253,261               146,408                12,039
 Net transfers                            425,454               144,749               719,260                    --
 Surrenders for benefit
  payments and fees                       (90,658)               (2,530)              (12,421)                 (455)
 Net annuity transactions                      --                    --                    --                    --
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       699,129               395,480               853,247                11,584
                                     ------------            ----------            ----------             ---------
 Net increase (decrease) in
  net assets                            1,109,631               411,569               901,887                14,092
NET ASSETS:
 Beginning of year                      1,742,720                 9,996                    --                13,990
                                     ------------            ----------            ----------             ---------
 End of year                           $2,852,351              $421,565              $901,887               $28,082
                                     ============            ==========            ==========             =========

(r) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

(s)  Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1,
     2006.

(t)  Funded as of January 31, 2006.

(u) Formerly Wells Fargo Advantage Opportunity Fund. Change effective May 1,
    2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Hartford Money Market HLS Fund, MFS Core Equity Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, International Growth Equity, U.S. Mid Cap Value, Focus Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Growth and Income, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported

-------------------------------------------------------------------------------

       amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged to the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                          $34,242,011       $66,329,434
AIM V.I. Capital Appreciation Fund                  26,314,780        39,984,115
AIM V.I. Core Equity Fund                           14,499,082        62,096,351
AIM V.I. Government Securities Fund                274,012,753       105,155,827
AIM V.I. International Growth Fund                 134,397,337        27,713,178
AIM V.I. Mid Cap Core Equity Fund                   86,396,163       100,514,364
AIM V.I. Small Cap Equity Fund                      63,452,825        23,167,803
AIM V.I. Large Cap Growth Fund                      15,840,313        15,282,471
AIM V.I. Capital Development Fund                      121,679            43,820
American Funds Global Bond Fund                     83,832,198         9,297,345
American Funds Global Growth and Income Fund       389,467,605        19,731,629
American Funds Asset Allocation Fund               325,992,003       222,517,487
American Funds Blue Chip Income and Growth         206,188,185       212,342,799
 Fund
American Funds Bond Fund                           338,301,921       141,817,227
American Funds Global Growth Fund                  165,864,329        99,083,731
American Funds Growth Fund                         798,651,237       479,514,100
American Funds Growth-Income Fund                  666,448,431       474,111,631
American Funds International Fund                  260,967,785       162,541,967
American Funds New World Fund                      202,435,593        87,680,352
American Funds Global Small Capitalization         206,827,585       117,641,465
 Fund
Franklin Rising Dividends Securities Fund          306,997,764        86,926,021
Franklin Income Securities Fund                    751,440,592       139,993,058
Franklin Large Cap Growth Securities Fund           49,170,374        49,806,666
Franklin Global Real Estate Securities Fund          4,421,668         9,823,243
Franklin Small-Mid Cap Growth Securities           103,708,964        93,076,611
 Fund
Franklin Small Cap Value Securities Fund               720,015             1,013
Franklin Strategic Income Securities Fund          194,892,617        75,760,402
Mutual Shares Securities Fund                      456,123,768       186,151,564
Templeton Developing Markets Securities Fund        99,127,528        59,157,813
Templeton Foreign Securities Fund                  135,091,154       125,479,074
Templeton Global Asset Allocation Fund               7,264,822         3,869,179
Templeton Growth Securities Fund                   282,129,807       101,441,011
Mutual Discovery Securities Fund                   267,394,122        66,437,825
Franklin Flex Cap Growth Securities Fund            37,517,366        17,054,578
Franklin Large Cap Value Securities Fund            16,782,527         5,211,070
Hartford Money Market HLS Fund                     851,156,055       582,465,526
MFS Core Equity Series                               3,658,786        15,295,667
MFS Emerging Growth Series                          24,414,384        19,538,389
MFS Global Equity Series                            18,307,676        16,922,388
MFS High Income Series                              56,018,391        67,870,802
MFS Investors Growth Stock Series                    8,633,141        28,473,967
MFS Investors Trust Series                          95,875,006        55,098,017
MFS Mid Cap Growth Series                           48,308,805        66,106,739
MFS New Discovery Series                            84,688,350        71,420,967
MFS Total Return Series                            300,048,807       157,677,395

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
MFS Value Series                                  $113,040,909       $24,413,820
MFS Research Bond Series                            65,151,375        11,998,319
MFS Research International Series                   41,889,884         8,964,863
MFS Research Series                                 36,212,667        10,466,038
BlackRock Global Growth V.I. Fund                      675,848           974,111
BlackRock Large Cap Growth V.I. Fund                   289,027           921,452
International Growth Equity                            672,629            27,156
U.S. Mid Cap Value                                   3,057,175           360,808
Focus Growth                                           643,382            68,194
Capital Opportunities                                2,469,903           422,321
Developing Growth                                      574,707           133,782
Flexible Income                                        444,187            17,102
Dividend Growth                                        271,785           181,281
Global Equity                                          568,013           181,676
Jennison 20/20 Focus Portfolio                         101,741           116,927
Jennison Portfolio                                      92,057           119,690
Prudential Value Portfolio                              58,251            68,581
Prudential Series International Growth                      --             8,051
Growth and Income                                    8,780,569           893,229
Comstock                                             3,093,292           363,046
Wells Fargo Advantage VT Asset Allocation              307,644           152,573
 Fund
Wells Fargo Advantage VT Total Return Bond           2,083,430           662,384
 Fund
Wells Fargo Advantage VT Equity Income Fund            885,851           435,511
Wells Fargo Advantage VT C&B Large Cap Value           850,023           521,009
 Fund
Wells Fargo Advantage VT Large Company Core            241,755            72,978
 Fund
Wells Fargo Advantage VT International Core            757,217           537,093
 Fund
Wells Fargo Advantage VT Large Company                 477,798           650,477
 Growth Fund
Wells Fargo Advantage VT Money Market Fund           4,645,733         2,398,538
Wells Fargo Advantage VT Small Cap Growth            1,534,874           759,152
 Fund
Wells Fargo Advantage VT Discovery Fund                329,674            50,235
Wells Fargo Advantage VT Small/Mid Cap Value           359,107           237,517
 Fund
Wells Fargo Advantage VT Opportunity Fund               31,538             1,112
                                              ----------------  ----------------
                                                $8,788,738,349    $4,634,805,107
                                              ================  ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund          13,614,239     41,669,697    (28,055,458)
AIM V.I. Capital Appreciation      18,171,342     26,670,331     (8,498,989)
 Fund
AIM V.I. Core Equity Fund             955,987      4,572,806     (3,616,819)
AIM V.I. Government Securities    228,334,416     92,026,416    136,308,000
 Fund
AIM V.I. International Growth      60,002,002     12,360,873     47,641,129
 Fund
AIM V.I. Mid Cap Core Equity       47,520,448     55,637,055     (8,116,607)
 Fund
AIM V.I. Small Cap Equity Fund      4,128,785      1,536,003      2,592,782
AIM V.I. Large Cap Growth Fund      1,316,390      1,229,545         86,845
AIM V.I. Capital Development           11,827          4,468          7,359
 Fund
American Funds Global Bond          7,736,663        864,354      6,872,309
 Fund
American Funds Global Growth       31,639,610      1,628,010     30,011,600
 and Income Fund
American Funds Asset               16,301,585     14,648,353      1,653,232
 Allocation Fund
American Funds Blue Chip          110,534,059    160,438,375    (49,904,316)
 Income and Growth Fund
American Funds Bond Fund           18,827,193      9,780,460      9,046,733
American Funds Global Growth        7,974,678      6,197,076      1,777,602
 Fund
American Funds Growth Fund         38,678,607     34,983,117      3,695,490
American Funds Growth-Income       32,287,576     29,968,499      2,319,077
 Fund
American Funds International       12,463,755      9,773,276      2,690,479
 Fund
American Funds New World Fund       6,719,247      3,573,298      3,145,949
American Funds Global Small         7,076,831      5,391,049      1,685,782
 Capitalization Fund
Franklin Rising Dividends          18,065,278      5,319,686     12,745,592
 Securities Fund
Franklin Income Securities         42,827,578      8,216,107     34,611,471
 Fund
Franklin Large Cap Growth           3,874,967      3,810,403         64,564
 Securities Fund
Franklin Global Real Estate            60,621        372,294       (311,673)
 Securities Fund
Franklin Small-Mid Cap Growth       6,945,075      8,045,182     (1,100,107)
 Securities Fund
Franklin Small Cap Value               79,291          1,366         77,925
 Securities Fund
Franklin Strategic Income          10,770,956      4,688,590      6,082,366
 Securities Fund
Mutual Shares Securities Fund      20,940,692     10,036,859     10,903,833
Templeton Developing Markets        3,006,688      2,394,009        612,679
 Securities Fund
Templeton Foreign Securities        6,574,206      8,437,278     (1,863,072)
 Fund
Templeton Global Asset                 64,249        217,165       (152,916)
 Allocation Fund
Templeton Growth Securities        14,327,754      5,990,593      8,337,161
 Fund
Mutual Discovery Securities        12,106,390      3,005,705      9,100,685
 Fund
Franklin Flex Cap Growth            3,254,982      1,445,832      1,809,150
 Securities Fund
Franklin Large Cap Value            1,397,826        426,441        971,385
 Securities Fund
Hartford Money Market HLS Fund    762,389,777    529,313,116    233,076,661
MFS Core Equity Series                397,450      1,616,449     (1,218,999)
MFS Emerging Growth Series          3,070,069      2,401,839        668,230
MFS Global Equity Series            1,000,712      1,084,679        (83,967)
MFS High Income Series              3,238,801      5,125,991     (1,887,190)
MFS Investors Growth Stock          1,106,323      3,448,966     (2,342,643)
 Series
MFS Investors Trust Series          9,049,831      5,123,517      3,926,314
MFS Mid Cap Growth Series           6,717,155      9,856,323     (3,139,168)
MFS New Discovery Series            5,407,204      5,848,510       (441,306)
MFS Total Return Series            16,383,582     10,331,646      6,051,936

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
MFS Value Series                    6,114,985      1,303,445      4,811,540
MFS Research Bond Series            6,267,990      1,152,526      5,115,464
MFS Research International          2,637,740        577,934      2,059,806
 Series
MFS Research Series                 2,964,228        860,014      2,104,214
BlackRock Global Growth V.I.           43,734         61,666        (17,932)
 Fund
BlackRock Large Cap Growth             24,255         75,424        (51,169)
 V.I. Fund
International Growth Equity            53,497          1,615         51,882
U.S. Mid Cap Value                    217,505         24,616        192,889
Focus Growth                           80,800          7,749         73,051
Capital Opportunities                 501,988         78,122        423,866
Developing Growth                      54,187         12,872         41,315
Flexible Income                        34,348            450         33,898
Dividend Growth                        20,583         13,750          6,833
Global Equity                          43,697         15,635         28,062
Jennison 20/20 Focus Portfolio         28,114         71,758        (43,644)
Jennison Portfolio                     95,448        120,682        (25,234)
Prudential Value Portfolio              3,670         42,439        (38,769)
Prudential Series                          --          6,959         (6,959)
 International Growth
Growth and Income                     496,518         47,921        448,597
Comstock                              174,753         18,764        155,989
Wells Fargo Advantage VT Asset        175,719         85,178         90,541
 Allocation Fund
Wells Fargo Advantage VT Total      1,528,437        471,438      1,056,999
 Return Bond Fund
Wells Fargo Advantage VT              434,414        277,713        156,701
 Equity Income Fund
Wells Fargo Advantage VT C&B          643,483        383,973        259,510
 Large Cap Value Fund
Wells Fargo Advantage VT Large        209,954         58,590        151,364
 Company Core Fund
Wells Fargo Advantage VT              349,220        316,217         33,003
 International Core Fund
Wells Fargo Advantage VT Large        446,796        534,828        (88,032)
 Company Growth Fund
Wells Fargo Advantage VT Money      4,479,543      2,328,793      2,150,750
 Market Fund
Wells Fargo Advantage VT Small        676,943        473,256        203,687
 Cap Growth Fund
Wells Fargo Advantage VT               22,976          3,040         19,936
 Discovery Fund
Wells Fargo Advantage VT               15,830         16,108           (278)
 Small/Mid Cap Value Fund
Wells Fargo Advantage VT                2,010             24          1,986
 Opportunity Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                    18,457,770     42,969,547     (24,511,777)
AIM V.I. Capital Appreciation Fund           77,559,769     85,890,370      (8,330,601)
AIM V.I. Core Equity Fund                    62,231,004    334,483,712    (272,252,708)
AIM V.I. Government Securities Fund         157,557,267     72,846,300      84,710,967
AIM V. I. International Growth Fund          30,448,605     16,508,767      13,939,838
AIM V.I. Mid Cap Core Equity Fund            25,010,306     49,036,213     (24,025,907)
AIM V.I. Small Cap Equity Fund                3,657,580      1,132,481       2,525,099
AIM V.I. Large Cap Growth Fund               11,609,333     53,116,357     (41,507,024)
American Funds Global Bond Fund                 797,043          9,021         788,022
American Funds Capital World Growth and      19,479,002        241,989      19,237,013
 Income Fund
American Funds Asset Allocation Fund         16,566,747     12,262,843       4,303,904
American Funds Blue Chip Income and         133,021,937    162,677,839     (29,655,902)
 Growth Fund
American Funds Bond Fund                     12,328,844      8,766,444       3,562,400
American Funds Global Growth Fund             8,887,757      5,561,881       3,325,876
American Funds Growth Fund                   44,516,601     31,584,966      12,931,635
American Funds Growth-Income Fund            35,052,095     25,644,007       9,408,088
American Funds International Fund            16,805,503      7,085,797       9,719,706
American Funds New World Fund                 6,855,933      3,490,982       3,364,951
American Funds Global Small                   7,711,730      5,258,198       2,453,532
 Capitalization Fund
Franklin Rising Dividends Securities         19,415,305      2,831,919      16,583,386
 Fund
Franklin Income Securities Fund              34,816,860      5,912,393      28,904,467
Franklin Large Cap Growth Securities          5,080,791      1,776,800       3,303,991
 Fund
Franklin Real Estate Fund                        79,823        434,136        (354,313)
Franklin Small-Mid Cap Growth Securities      6,532,480      6,833,618        (301,138)
 Fund
Franklin Strategic Income Securities          8,588,399      3,674,466       4,913,933
 Fund
Franklin Flex Cap Growth Securities Fund      2,607,150        884,912       1,722,238
Franklin Large Cap Value Securities Fund      1,631,617        630,947       1,000,670
Mutual Shares Securities Fund                18,976,514      6,435,543      12,540,971
Templeton Developing Markets Securities       4,319,429      3,048,671       1,270,758
 Fund
Templeton Foreign Securities Fund            11,312,730      5,754,579       5,558,151
Templeton Global Asset Allocation Fund           71,738        172,230        (100,492)
Templeton Growth Securities Fund             14,898,565      3,450,263      11,448,302
Mutual Discovery Securities Fund             11,155,513      1,934,931       9,220,582
Hartford Money Market HLS Fund              509,345,352    415,584,280      93,761,072
MFS Capital Opportunities Series                289,458      1,647,758      (1,358,300)
MFS Emerging Growth Series                    1,521,245      2,257,508        (736,263)
MFS Global Equity Series                      1,297,524        739,109         558,415
MFS High Income Series                        3,638,766      5,215,489      (1,576,723)
MFS Investors Growth Stock Series             1,644,140      4,085,881      (2,441,741)
MFS Investors Trust Series                   10,925,206      4,412,418       6,512,788
MFS Mid Cap Growth Series                     2,969,214      6,629,986      (3,660,772)
MFS New Discovery Series                     11,217,708      4,152,527       7,065,181
MFS Total Return Series                      15,051,302     10,185,669       4,865,633
MFS Value Series                              5,176,897        855,909       4,320,988
MFS Research Bond Series                      2,941,233        390,495       2,550,738
MFS Research International Series             1,809,048        566,568       1,242,480

-------------------------------------------------------------------------------

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
MFS Research Series                           1,589,622        583,125       1,006,497
BlackRock Global Growth V.I. Fund                 6,132         15,380          (9,248)
BlackRock Large Cap Growth V. I. Fund            24,130         57,725         (33,595)
International Growth Equity                       7,685             --           7,685
U.S. Mid Cap Value                               61,446            365          61,081
Focus Growth                                     27,634          4,546          23,088
Capital Opportunities                           252,110          2,200         249,910
Developing Growth                                16,394             12          16,382
Flexible Income                                  41,090            115          40,975
Dividend Growth                                  27,623             --          27,623
Global Equity                                    21,284             53          21,231
Jennison 20/20 Focus Portfolio                   62,222         57,494           4,728
Jennison Portfolio                                  190        105,240        (105,050)
Prudential Value Portfolio                       30,149         66,878         (36,729)
SP William Blair International Growth             6,959             --           6,959
 Portfolio
Growth and Income                               251,409          5,999         245,410
Comstock                                         98,343          6,898          91,445
Wells Fargo Advantage VT Asset                  174,317        288,856        (114,539)
 Allocation Fund
Wells Fargo Advantage VT Total Return         1,357,389        607,696         749,693
 Bond Fund
Wells Fargo Advantage VT Equity Income          808,290        434,652         373,638
 Fund
Wells Fargo Advantage VT C&B Large Cap          379,197         33,887         345,310
 Value Fund
Wells Fargo Advantage VT Large Company           27,123          9,581          17,542
 Core Fund
Wells Fargo Advantage VT International          727,347        269,545         457,802
 Core Fund
Wells Fargo Advantage VT Large Company          786,850        715,120          71,730
 Growth Fund
Wells Fargo Advantage VT Money Market         1,224,578      1,162,406          62,172
 Fund
Wells Fargo Advantage VT Small Cap              786,416        236,759         549,657
 Growth Fund
Wells Fargo Advantage VT Discovery Fund          35,865          3,349          32,516
Wells Fargo Advantage VT Small/Mid Cap           67,385          1,483          65,902
 Value Fund
Wells Fargo Advantage VT Opportunity              1,109             42           1,067
 Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges      1,750,617     $1.539735      $2,695,486
    Highest contract charges          394,205      1.415834         558,128
    Remaining contract charges    156,908,114            --     230,193,431
 2006  Lowest contract charges      1,650,167      1.529265       2,523,543
    Highest contract charges          119,806      1.430310         171,360
    Remaining contract charges    185,338,421            --     272,750,957
 2005  Lowest contract charges        550,287      1.362431         749,728
    Highest contract charges           66,457      1.296106          86,135
    Remaining contract charges    211,003,427            --     279,411,654
 2004  Lowest contract charges      1,518,236      1.316677       1,999,026
    Highest contract charges           20,775      1.257441          26,124
    Remaining contract charges    223,647,591            --     285,485,629
 2003  Lowest contract charges      1,198,408      1.196762       1,434,209
    Highest contract charges        1,617,228      1.161366       1,878,194
    Remaining contract charges    164,358,770            --     192,671,189
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        240,838      1.590673         383,095
    Highest contract charges          166,005      1.462664         242,810
    Remaining contract charges     76,252,144            --     115,420,120
 2006  Lowest contract charges        152,187      1.432186         217,946
    Highest contract charges          166,658      1.339498         223,238
    Remaining contract charges     84,839,131            --     116,918,885
 2005  Lowest contract charges         18,096      1.358807          24,589
    Highest contract charges           22,308      1.292664          28,837
    Remaining contract charges     37,821,577            --      49,972,771
 2004  Lowest contract charges        392,765      1.275804         501,092
    Highest contract charges            5,809      1.218395           7,078
    Remaining contract charges     38,172,286            --      47,219,088
 2003  Lowest contract charges        341,648      1.207936         412,689
    Highest contract charges          248,132      1.172191         290,858
    Remaining contract charges     30,293,982            --      35,845,030
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges         28,980     12.834710         371,955
    Highest contract charges           12,097     12.230262         147,944
    Remaining contract charges     27,232,610            --     339,039,281
 2006  Lowest contract charges         21,401     11.972479         256,224
    Highest contract charges            4,234     11.604187          49,137
    Remaining contract charges     30,864,871            --     362,262,126
 2005  Lowest contract charges             47     10.346561             484
    Highest contract charges              260     10.204436           2,651
    Remaining contract charges        127,941            --       1,311,968

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges        0.85%             0.60%              0.69%
    Highest contract charges          2.53%             1.23%             (1.01)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.55%             12.25%
    Highest contract charges          2.55%             0.50%             10.35%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.30%              9.20%
    Highest contract charges          2.51%             0.22%              3.08%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              10.02%
    Highest contract charges          2.50%               --               8.27%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.04%             32.36%
    Highest contract charges          2.38%             0.05%             30.46%
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        0.85%               --              11.07%
    Highest contract charges          2.54%               --               9.20%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.12%              5.40%
    Highest contract charges          2.52%             0.21%              3.62%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.18%             15.56%
    Highest contract charges          2.51%             0.10%              6.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --               5.62%
    Highest contract charges          2.45%               --               3.94%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%               --              28.30%
    Highest contract charges          2.38%               --              26.45%
    Remaining contract charges          --                --                 --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges        0.85%             1.27%              7.20%
    Highest contract charges          2.51%             2.58%              5.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.84%             1.02%             15.72%
    Highest contract charges          2.53%             0.83%             13.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             1.05%              7.33%
    Highest contract charges          2.44%             4.78%              6.16%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges      6,675,375     $1.190613      $7,947,789
    Highest contract charges          455,288      1.094766         498,434
    Remaining contract charges    682,491,850            --     775,202,269
 2006  Lowest contract charges      1,457,536      1.129202       1,645,852
    Highest contract charges           53,598      1.056100          56,605
    Remaining contract charges    551,803,378            --     599,682,525
 2005  Lowest contract charges        215,688      1.099804         237,215
    Highest contract charges           99,525      1.046223         104,125
    Remaining contract charges    468,288,332            --     500,362,178
 2004  Lowest contract charges      1,769,004      1.105472       1,955,584
    Highest contract charges           72,196      1.055721          76,219
    Remaining contract charges    345,692,677            --     370,398,600
 2003  Lowest contract charges      1,960,167      1.088130       2,132,916
    Highest contract charges        2,199,782      1.055918       2,322,789
    Remaining contract charges    231,306,108            --     246,605,138
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges      1,388,135      2.413489       3,350,249
    Highest contract charges           78,264      2.219333         173,693
    Remaining contract charges     96,217,812            --     222,238,108
 2006  Lowest contract charges        287,193      2.121749         609,349
    Highest contract charges            8,560      1.984479          16,988
    Remaining contract charges     49,747,329            --     101,724,383
 2005  Lowest contract charges         40,858      1.668706          68,180
    Highest contract charges            8,851      1.587486          14,052
    Remaining contract charges     36,053,535            --      58,438,083
 2004  Lowest contract charges         88,480      1.445927         127,935
    Highest contract charges            9,171      1.380892          12,665
    Remaining contract charges     17,817,045            --      24,973,192
 2003  Lowest contract charges         67,870      1.177149          79,893
    Highest contract charges           59,552      1.142322          68,027
    Remaining contract charges      8,198,597            --       9,444,551
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges      5,725,501      1.822898      10,437,004
    Highest contract charges          239,053      1.676212         400,704
    Remaining contract charges    218,893,496            --     380,535,402
 2006  Lowest contract charges      1,809,505      1.678202       3,036,714
    Highest contract charges           92,894      1.569599         145,807
    Remaining contract charges    231,072,258            --     373,319,415
 2005  Lowest contract charges        320,680      1.521487         487,911
    Highest contract charges           43,428      1.447415          62,858
    Remaining contract charges    256,636,456            --     379,612,312
 2004  Lowest contract charges      2,997,792      1.444712       4,330,946
    Highest contract charges           33,815      1.379716          46,655
    Remaining contract charges    230,251,882            --     322,495,930
 2003  Lowest contract charges      2,083,091      1.281424       2,669,322
    Highest contract charges        1,598,816      1.243511       1,988,146
    Remaining contract charges    159,772,104            --     200,501,774

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges        0.84%             6.62%              5.44%
    Highest contract charges          2.52%             9.25%              3.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.86%             9.11%              2.67%
    Highest contract charges          2.57%             3.89%              0.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%            13.42%              0.59%
    Highest contract charges          2.54%             4.07%              0.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             3.88%              1.59%
    Highest contract charges          2.48%            13.47%              0.02%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             2.16%              0.11%
    Highest contract charges          2.39%             2.92%              1.33%
    Remaining contract charges          --                --                 --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges        0.84%             0.68%             13.75%
    Highest contract charges          2.51%             1.21%             11.84%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.77%             27.15%
    Highest contract charges          2.55%             1.02%             25.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             2.39%             19.32%
    Highest contract charges          2.54%             0.66%             14.96%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             0.72%             22.83%
    Highest contract charges          2.45%             2.94%             20.89%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             0.66%             27.84%
    Highest contract charges          2.39%             0.47%             26.01%
    Remaining contract charges          --                --                 --
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges        0.84%             0.33%              8.62%
    Highest contract charges          2.53%             0.38%              6.79%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.71%             10.30%
    Highest contract charges          2.54%             1.97%              8.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             1.76%              9.01%
    Highest contract charges          2.54%             0.57%              4.91%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             0.18%             12.74%
    Highest contract charges          2.51%             0.49%             10.95%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%               --              26.11%
    Highest contract charges          2.38%               --              24.30%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges         29,940    $15.150787        $453,609
    Highest contract charges           17,619     14.206294         250,300
    Remaining contract charges      7,556,369            --     110,481,110
 2006  Lowest contract charges         17,931     14.526546         260,478
    Highest contract charges           11,508     13.854438         159,432
    Remaining contract charges      4,981,707            --      70,408,605
 2005  Lowest contract charges          1,058     12.475035          13,199
    Highest contract charges            2,538     12.101844          30,717
    Remaining contract charges      2,482,451            --      30,424,225
 2004  Lowest contract charges          7,059     11.703215          82,611
    Highest contract charges           28,440     11.488515         326,730
    Remaining contract charges      1,640,742            --      18,970,224
 2003  Lowest contract charges            622     10.799031           6,716
    Highest contract charges           14,360     10.767619         154,621
    Remaining contract charges        102,491            --       1,104,648
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges         35,007     13.278265         464,831
    Highest contract charges           27,813     12.652975         351,920
    Remaining contract charges      4,590,027            --      59,046,551
 2006  Lowest contract charges         16,181     11.580025         187,402
    Highest contract charges           11,533     11.223754         129,438
    Remaining contract charges      4,538,289            --      51,346,704
 2005  Lowest contract charges          1,438     10.809125          15,543
    Highest contract charges              462     10.656209           4,927
    Remaining contract charges        278,450            --       2,980,691
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges             33      9.802841             325
    Highest contract charges            4,650      9.765867          45,409
    Remaining contract charges          2,676            --          26,159
AMERICAN FUNDS GLOBAL BOND
 FUND
 2007  Lowest contract charges        606,229     11.067360       6,709,350
    Highest contract charges            1,798     10.836338          19,485
    Remaining contract charges      7,052,304            --      77,121,560
 2006  Lowest contract charges         15,186     10.218971         155,184
    Highest contract charges            1,567     10.178409          15,952
    Remaining contract charges        771,269            --       7,863,526
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges      6,273,176     12.245550      76,818,487
    Highest contract charges            6,427     11.888755          76,405
    Remaining contract charges     42,969,011            --     517,939,071
 2006  Lowest contract charges      1,477,347     10.961310      16,193,660
    Highest contract charges          334,964     10.828350       3,627,102
    Remaining contract charges     17,424,702            --     189,692,748

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges        0.85%             0.05%              4.30%
    Highest contract charges          2.54%             0.05%              2.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%               --              16.45%
    Highest contract charges          2.53%               --              14.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --              15.28%
    Highest contract charges          2.48%               --               5.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.01%              8.37%
    Highest contract charges          2.46%             0.01%              6.71%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.19%             0.01%              7.99%
    Highest contract charges          0.45%             0.05%              7.68%
    Remaining contract charges          --                --                 --
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges        0.84%             0.05%             14.67%
    Highest contract charges          2.53%             0.06%             12.73%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.29%              7.13%
    Highest contract charges          2.51%             0.92%              5.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.82%               --              14.21%
    Highest contract charges          2.30%               --              12.93%
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges          --                --               2.54%
    Highest contract charges          0.61%               --               2.35%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL BOND
 FUND
 2007  Lowest contract charges        0.84%             6.87%              8.30%
    Highest contract charges          2.50%            20.18%              6.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.21%             1.34%              1.86%
    Highest contract charges          0.58%             2.08%              1.61%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges        0.84%             2.65%             11.72%
    Highest contract charges          2.53%             3.47%              9.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.63%             1.42%              9.68%
    Highest contract charges          1.85%             1.13%              8.48%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges          1,645    $15.459201         $25,446
    Highest contract charges           63,959     13.442506         859,763
    Remaining contract charges    141,981,312            --   2,001,549,029
 2006  Lowest contract charges          9,934     14.588461         144,909
    Highest contract charges           38,048     12.941607         492,406
    Remaining contract charges    140,345,702            --   1,884,288,119
 2005  Lowest contract charges         10,469     12.793383         133,928
    Highest contract charges            8,647     11.578387         100,122
    Remaining contract charges    136,070,664            --   1,619,070,299
 2004  Lowest contract charges         10,465     11.786704         123,350
    Highest contract charges            1,641     10.882712          17,854
    Remaining contract charges    125,182,467            --   1,386,250,608
 2003  Lowest contract charges          8,998     10.939269          98,427
    Highest contract charges          491,001     10.304308       5,059,430
    Remaining contract charges     89,897,670            --     934,005,453
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges         10,381      1.294501          13,438
    Highest contract charges        1,056,985      1.145462       1,210,736
    Remaining contract charges  1,110,053,037            --   1,329,579,610
 2006  Lowest contract charges         10,380      1.275794          13,244
    Highest contract charges          748,207      1.151721         861,725
    Remaining contract charges  1,160,266,131            --   1,384,897,736
 2005  Lowest contract charges         14,032      1.092544          15,330
    Highest contract charges          187,591      1.006214         188,757
    Remaining contract charges  1,190,478,997            --   1,230,927,940
 2004  Lowest contract charges         14,037      1.024433          14,380
    Highest contract charges           36,346      0.962536          34,985
    Remaining contract charges  1,131,890,853            --   1,110,725,400
 2003  Lowest contract charges         35,666      0.938623          33,477
    Highest contract charges        6,852,958      0.899720       6,165,744
    Remaining contract charges    846,995,529            --     771,349,895
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges          1,962     14.812776          29,072
    Highest contract charges           90,503     12.828250       1,160,991
    Remaining contract charges     90,331,752            --   1,241,720,539
 2006  Lowest contract charges          4,104     14.414680          59,159
    Highest contract charges           58,187     12.735633         741,051
    Remaining contract charges     81,315,193            --   1,098,503,472
 2005  Lowest contract charges          2,141     13.547855          29,012
    Highest contract charges           19,542     12.211532         238,633
    Remaining contract charges     77,793,401            --     998,579,557
 2004  Lowest contract charges          2,141     13.409593          28,716
    Highest contract charges            7,194     12.331092          88,704
    Remaining contract charges     72,017,916            --     926,234,643
 2003  Lowest contract charges          2,141     12.754482          27,313
    Highest contract charges          474,929     11.965616       5,682,815
    Remaining contract charges     58,397,494            --     723,795,515

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        0.55%             0.94%              5.97%
    Highest contract charges          2.53%             2.83%              3.87%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             2.19%             14.03%
    Highest contract charges          2.54%             3.44%             11.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             2.24%              8.54%
    Highest contract charges          2.51%             3.69%              6.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             2.11%              7.75%
    Highest contract charges          2.52%             3.02%              5.61%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             2.39%             21.07%
    Highest contract charges          2.39%             2.97%             18.86%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges        0.55%             2.52%              1.47%
    Highest contract charges          2.54%             2.77%             (0.54)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.24%             16.77%
    Highest contract charges          2.54%             1.00%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.99%              6.65%
    Highest contract charges          2.52%             0.66%              4.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.70%              9.14%
    Highest contract charges          2.52%             0.84%              6.98%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%               --              30.01%
    Highest contract charges          2.39%               --              27.63%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges        0.55%             6.62%              2.76%
    Highest contract charges          2.54%             8.48%              0.73%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             3.05%              6.40%
    Highest contract charges          2.55%             3.26%              4.29%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             3.79%              1.03%
    Highest contract charges          2.53%             3.41%              0.97%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             3.57%              5.14%
    Highest contract charges          2.52%             3.53%              3.06%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             3.90%             12.18%
    Highest contract charges          2.39%             3.74%             10.12%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges            662    $16.622894         $11,005
    Highest contract charges           28,340     11.950746         338,680
    Remaining contract charges     53,002,454            --     839,575,309
 2006  Lowest contract charges            661     14.553542           9,636
    Highest contract charges            2,678     10.674307          28,584
    Remaining contract charges     51,250,515            --     719,382,855
 2005  Lowest contract charges          3,327     12.151586          40,432
    Highest contract charges            7,732      9.092566          70,308
    Remaining contract charges     47,916,919            --     565,434,947
 2004  Lowest contract charges          3,328     10.711021          35,645
    Highest contract charges            5,074      8.176466          41,484
    Remaining contract charges     42,232,422            --     443,900,130
 2003  Lowest contract charges          3,984      9.490163          37,812
    Highest contract charges          258,056      8.056988       2,079,153
    Remaining contract charges     30,808,949            --     291,078,416
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges          3,371     12.990526          43,792
    Highest contract charges          289,804     10.427125       3,021,825
    Remaining contract charges    337,097,888            --   4,511,529,567
 2006  Lowest contract charges          3,371     11.626464          39,192
    Highest contract charges          185,668      9.520749       1,767,698
    Remaining contract charges    333,506,534            --   4,029,775,608
 2005  Lowest contract charges          8,525     10.606836          90,419
    Highest contract charges           65,623      8.861284         581,508
    Remaining contract charges    320,689,791            --   3,557,161,722
 2004  Lowest contract charges          9,193      9.179128          84,386
    Highest contract charges           32,993      7.823331         258,116
    Remaining contract charges    292,097,787            --   2,824,395,891
 2003  Lowest contract charges          9,172      8.204458          75,251
    Highest contract charges        1,569,124      7.107056      11,151,851
    Remaining contract charges    215,191,705            --   1,876,242,213
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges          3,659     15.716464          57,513
    Highest contract charges          220,553     13.885894       3,062,571
    Remaining contract charges    310,932,495            --   4,503,647,602
 2006  Lowest contract charges          7,603     15.044453         114,382
    Highest contract charges           97,795     13.560686       1,326,171
    Remaining contract charges    308,732,232            --   4,312,874,045
 2005  Lowest contract charges         14,103     13.131137         185,184
    Highest contract charges           56,514     12.075123         682,419
    Remaining contract charges    299,358,925            --   3,684,213,947
 2004  Lowest contract charges         14,880     12.475956         185,646
    Highest contract charges           22,931     11.704328         268,390
    Remaining contract charges    268,887,815            --   3,177,391,559
 2003  Lowest contract charges         13,123     11.365643         149,154
    Highest contract charges        1,124,389     10.721995      12,055,696
    Remaining contract charges    198,046,354            --   2,155,493,450

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges        0.55%             2.70%             14.22%
    Highest contract charges          2.48%             4.76%             11.96%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.21%             19.77%
    Highest contract charges          2.55%             0.92%             17.40%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.67%             13.45%
    Highest contract charges          2.53%             0.52%             11.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.44%             12.86%
    Highest contract charges          2.52%             0.52%             10.63%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             0.49%             34.53%
    Highest contract charges          2.39%             0.43%             32.07%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges        0.55%             0.79%             11.73%
    Highest contract charges          2.54%             0.99%              9.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             0.50%              9.61%
    Highest contract charges          2.54%             1.12%              7.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             0.70%             15.55%
    Highest contract charges          2.53%             0.92%             13.27%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.18%             11.88%
    Highest contract charges          2.53%             0.28%              9.67%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             0.13%             36.06%
    Highest contract charges          2.38%             0.15%             33.57%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges        0.55%             1.10%              4.47%
    Highest contract charges          2.53%             2.35%              2.40%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.16%             14.57%
    Highest contract charges          2.55%             1.85%             12.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.34%              5.25%
    Highest contract charges          2.52%             2.16%              3.17%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             0.89%              9.77%
    Highest contract charges          2.52%             1.44%              7.60%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.20%             31.70%
    Highest contract charges          2.38%             1.36%             29.29%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges          1,573    $17.738385         $27,882
    Highest contract charges           50,789     12.656410         642,813
    Remaining contract charges     82,701,367            --   1,384,143,255
 2006  Lowest contract charges          2,147     14.860722          31,912
    Highest contract charges           31,531     10.817275         341,074
    Remaining contract charges     80,029,572            --   1,136,998,955
 2005  Lowest contract charges          3,909     12.559161          49,090
    Highest contract charges           12,018      9.326581         112,088
    Remaining contract charges     70,327,617            --     854,725,953
 2004  Lowest contract charges          4,397     10.393491          45,696
    Highest contract charges           10,641      7.874120          83,791
    Remaining contract charges     58,012,272            --     590,047,576
 2003  Lowest contract charges          4,397      8.758771          38,515
    Highest contract charges          328,812      7.405010       2,434,853
    Remaining contract charges     35,593,956            --     312,294,184
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges          1,231     30.581586          37,661
    Highest contract charges            5,729     25.310667         145,011
    Remaining contract charges     20,318,733            --     560,291,590
 2006  Lowest contract charges          2,641     23.258443          61,441
    Highest contract charges              867     19.638252          17,028
    Remaining contract charges     17,176,235            --     364,026,955
 2005  Lowest contract charges          2,642     17.637753          46,593
    Highest contract charges              890     15.193093          13,522
    Remaining contract charges     13,811,260            --     224,349,908
 2004  Lowest contract charges          2,978     14.688942          43,742
    Highest contract charges               65     12.908373             840
    Remaining contract charges      9,311,198            --     127,484,428
 2003  Lowest contract charges          2,978     12.432788          37,024
    Highest contract charges           23,564     11.146365         262,655
    Remaining contract charges      6,166,812            --      72,567,224
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        805,280     24.253651      19,530,981
    Highest contract charges           15,547     17.296552         268,916
    Remaining contract charges     29,235,363            --     628,184,794
 2006  Lowest contract charges        383,602     20.144150       7,727,336
    Highest contract charges            2,742     14.612053          40,060
    Remaining contract charges     27,984,064            --     505,443,276
 2005  Lowest contract charges         82,700     16.376893       1,354,370
    Highest contract charges            1,303     12.083008          15,738
    Remaining contract charges     25,832,873            --     384,172,768
 2004  Lowest contract charges        471,158     13.406321       6,316,499
    Highest contract charges              365      9.888098           3,606
    Remaining contract charges     20,236,417            --     243,974,997
 2003  Lowest contract charges        316,816     11.196332       3,547,180
    Highest contract charges          105,773      8.501150         899,196
    Remaining contract charges     13,325,715            --     135,972,551

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges        0.55%             1.41%             19.36%
    Highest contract charges          2.54%             2.07%             17.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.22%             18.33%
    Highest contract charges          2.56%             3.88%             15.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.51%             20.84%
    Highest contract charges          2.54%             1.52%             18.45%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             1.34%             18.66%
    Highest contract charges          2.51%             2.43%             16.32%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.59%             34.11%
    Highest contract charges          2.38%             1.99%             31.66%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges        0.55%             2.60%             31.49%
    Highest contract charges          2.50%             3.71%             28.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             1.54%             31.87%
    Highest contract charges          2.55%             1.55%             29.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             1.21%             20.08%
    Highest contract charges          2.52%             0.21%             17.70%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.55%             1.98%             18.15%
    Highest contract charges          2.52%               --              15.81%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.55%             1.88%             38.41%
    Highest contract charges          2.39%             1.93%             35.88%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        0.85%             3.18%             20.40%
    Highest contract charges          2.51%             4.16%             18.37%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.45%             23.00%
    Highest contract charges          2.56%             0.43%             20.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.33%             24.21%
    Highest contract charges          2.54%             0.52%             22.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              19.74%
    Highest contract charges          2.53%               --              17.84%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.59%             52.08%
    Highest contract charges          2.38%             0.51%             49.89%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges      2,265,784    $15.218488     $34,481,810
    Highest contract charges           32,174     14.200576         456,892
    Remaining contract charges     67,758,568            --     994,511,862
 2006  Lowest contract charges      1,203,344     15.772306      18,979,513
    Highest contract charges           24,105     14.969769         360,840
    Remaining contract charges     56,083,485            --     860,163,006
 2005  Lowest contract charges        295,756     13.581424       4,016,791
    Highest contract charges           16,010     13.111329         209,916
    Remaining contract charges     40,415,782            --     538,698,169
 2004  Lowest contract charges        550,441     13.343129       7,344,611
    Highest contract charges          581,258     13.010868       7,562,677
    Remaining contract charges     25,896,626            --     339,993,076
 2003  Lowest contract charges         58,295     12.135710         707,455
    Highest contract charges           16,619     12.018369         199,732
    Remaining contract charges      7,202,430            --      86,861,474
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges          1,786     16.906515          30,193
    Highest contract charges           59,907     15.145488         907,319
    Remaining contract charges    167,798,405            --   2,642,967,669
 2006  Lowest contract charges          3,241     16.384241          53,100
    Highest contract charges           39,490     14.974072         591,333
    Remaining contract charges    133,205,895            --   2,053,981,822
 2005  Lowest contract charges          1,455     13.933173          20,273
    Highest contract charges           22,353     12.991094         290,384
    Remaining contract charges    104,320,354            --   1,383,599,497
 2004  Lowest contract charges        863,574     13.642332      11,781,159
    Highest contract charges          861,993     13.122761      11,311,726
    Remaining contract charges     65,655,124            --     872,856,079
 2003  Lowest contract charges        176,401     12.096560       2,133,848
    Highest contract charges          145,929     11.817583       1,724,527
    Remaining contract charges     31,101,309            --     370,332,263
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        180,106     12.827021       2,310,220
    Highest contract charges           10,283     11.848456         121,833
    Remaining contract charges     17,933,407            --     219,924,132
 2006  Lowest contract charges        114,705     12.177757       1,396,849
    Highest contract charges            3,973     11.441566          45,458
    Remaining contract charges     17,940,554            --     210,823,420
 2005  Lowest contract charges         27,069     11.074918         299,782
    Highest contract charges            3,130     10.583797          33,128
    Remaining contract charges     14,725,042            --     158,900,875
 2004  Lowest contract charges         26,893     11.174616         300,520
    Highest contract charges            1,209     10.743408          12,994
    Remaining contract charges      9,246,790            --     100,640,664
 2003  Lowest contract charges          5,317     10.452055          55,576
    Highest contract charges           21,282     10.210816         217,310
    Remaining contract charges      2,553,237            --      26,271,482

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             2.26%             (3.51)%
    Highest contract charges          2.54%             2.06%             (5.14)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.97%             16.13%
    Highest contract charges          2.55%             1.04%             14.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.18%              5.93%
    Highest contract charges          2.48%               --               0.82%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.57%              9.95%
    Highest contract charges          2.47%             0.59%              8.26%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.63%             0.12%             21.36%
    Highest contract charges          1.60%             0.44%             20.18%
    Remaining contract charges          --                --                 --
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges        0.55%             2.85%              3.19%
    Highest contract charges          2.54%             2.79%              1.15%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.55%             2.59%             17.59%
    Highest contract charges          2.55%             3.36%             15.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.55%             3.89%              1.05%
    Highest contract charges          2.47%             2.41%              0.95%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             2.87%             12.78%
    Highest contract charges          2.48%             2.81%             11.05%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             4.46%             30.47%
    Highest contract charges          2.38%             5.57%             28.60%
    Remaining contract charges          --                --                 --
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             0.74%              5.33%
    Highest contract charges          2.53%             0.46%              3.56%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.71%              9.96%
    Highest contract charges          2.55%             0.79%              8.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --               4.27%
    Highest contract charges          2.52%             0.46%              1.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.94%             0.46%              6.91%
    Highest contract charges          2.48%             0.23%              5.22%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             0.79%             25.75%
    Highest contract charges          2.39%             0.78%             23.94%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges         18,237    $26.430064        $482,022
    Highest contract charges            8,193     18.884833         154,718
    Remaining contract charges        999,677            --      21,238,501
 2006  Lowest contract charges         21,593     33.716717         728,059
    Highest contract charges            8,252     24.480398         202,010
    Remaining contract charges      1,307,936            --      35,733,744
 2005  Lowest contract charges         31,171     28.226888         879,850
    Highest contract charges              504     20.824893          10,496
    Remaining contract charges      1,660,419            --      38,158,886
 2004  Lowest contract charges         32,236     25.112355         809,528
    Highest contract charges           12,414     18.854076         234,060
    Remaining contract charges      1,975,381            --      40,655,416
 2003  Lowest contract charges         35,846     19.234925         689,501
    Highest contract charges            5,926     14.652183          86,832
    Remaining contract charges      2,213,016            --      35,058,059
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        242,924     14.408266       3,500,098
    Highest contract charges           52,838      7.996026         422,497
    Remaining contract charges     35,243,495            --     389,269,626
 2006  Lowest contract charges        139,855     13.062801       1,826,906
    Highest contract charges           14,304      7.373627         105,471
    Remaining contract charges     36,485,205            --     368,889,027
 2005  Lowest contract charges         44,613     12.120647         540,744
    Highest contract charges           12,357      6.959172          85,996
    Remaining contract charges     36,883,532            --     346,380,306
 2004  Lowest contract charges        199,676     11.869463       2,370,052
    Highest contract charges            9,454      6.812757          64,408
    Remaining contract charges     38,719,405            --     350,044,426
 2003  Lowest contract charges        178,290     10.749301       1,916,495
    Highest contract charges          478,168      6.297494       3,011,262
    Remaining contract charges     32,031,044            --     262,786,535
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges          1,818      9.266350          16,846
    Highest contract charges           34,139      9.231379         315,147
    Remaining contract charges         41,968            --         387,993

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges        0.95%             2.28%            (21.61)%
    Highest contract charges          2.55%             2.26%            (22.86)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.95%             2.09%             19.45%
    Highest contract charges          2.56%             0.63%             17.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.95%             1.40%             12.40%
    Highest contract charges          2.51%               --              10.62%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             1.93%             30.56%
    Highest contract charges          2.39%             1.96%             28.68%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%             2.47%             34.47%
    Highest contract charges          2.37%             2.54%             32.53%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%               --              10.30%
    Highest contract charges          2.53%               --               8.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%               --               7.77%
    Highest contract charges          2.55%               --               5.96%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%               --              15.29%
    Highest contract charges          2.54%               --               2.15%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%               --              10.42%
    Highest contract charges          2.53%               --               8.67%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.95%               --              35.95%
    Highest contract charges          2.38%               --              34.00%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        0.15%               --               0.06%
    Highest contract charges          0.57%               --              (0.12)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges      1,355,486    $16.963013     $22,993,124
    Highest contract charges           28,608     14.676700         419,865
    Remaining contract charges     45,030,898            --     700,436,872
 2006  Lowest contract charges        552,158     16.108811       8,894,602
    Highest contract charges           27,181     14.176524         385,337
    Remaining contract charges     39,753,287            --     592,393,087
 2005  Lowest contract charges        150,979     14.972815       2,260,587
    Highest contract charges            9,980     13.402661         133,754
    Remaining contract charges     35,257,734            --     492,887,724
 2004  Lowest contract charges        366,668     15.102795       5,537,709
    Highest contract charges            1,721     13.514956          23,264
    Remaining contract charges     26,903,181            --     376,103,302
 2003  Lowest contract charges        219,517     13.859065       3,042,300
    Highest contract charges          174,848     12.519934       2,189,091
    Remaining contract charges     19,209,229            --     248,585,991
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        172,698     12.444192       2,149,095
    Highest contract charges              419     11.858630           4,966
    Remaining contract charges      4,835,426            --      58,491,948
 2006  Lowest contract charges        124,377     10.978096       1,365,434
    Highest contract charges            3,918     10.640852          41,687
    Remaining contract charges      3,071,098            --      33,097,908
 2005  Lowest contract charges         28,326     10.524182         298,107
    Highest contract charges           37,449     10.380183         388,732
    Remaining contract charges      1,411,380            --      14,725,202
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        163,353     11.800600       1,927,666
    Highest contract charges           10,846     11.245329         121,963
    Remaining contract charges      2,323,985            --      26,682,443
 2006  Lowest contract charges        110,926     11.932502       1,323,618
    Highest contract charges              892     11.566035          10,321
    Remaining contract charges      1,414,981            --      16,584,457
 2005  Lowest contract charges         29,922     10.357740         309,923
    Highest contract charges           14,570     10.215971         148,845
    Remaining contract charges        481,637            --       4,949,665

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges        0.84%             4.87%              5.30%
    Highest contract charges          2.54%             5.18%              3.53%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             4.25%              7.59%
    Highest contract charges          2.55%             4.58%              5.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             1.02%              2.59%
    Highest contract charges          2.50%             2.12%              0.83%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.95%             3.12%              8.97%
    Highest contract charges          2.50%             1.66%              7.25%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.94%             2.51%             19.22%
    Highest contract charges          2.39%             2.82%             17.50%
    Remaining contract charges          --                --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             0.12%             13.36%
    Highest contract charges          2.56%             0.16%             11.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             0.01%              4.31%
    Highest contract charges          2.54%             0.01%              2.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.83%             0.29%             11.76%
    Highest contract charges          2.46%             0.23%             10.55%
    Remaining contract charges          --                --                 --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        0.85%             1.84%             (1.11)%
    Highest contract charges          2.51%             3.71%             (2.77)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.85%             1.99%             15.20%
    Highest contract charges          2.53%             1.48%             13.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.82%             2.27%              6.61%
    Highest contract charges          2.44%             2.19%              5.44%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges                    1,651      $18.115531           $29,900
    Highest contract charges                     97,406       16.597302         1,616,678
    Remaining contract charges              114,053,802              --     1,977,118,234
 2006  Lowest contract charges                    1,574       17.629377            27,748
    Highest contract charges                     49,495       16.453485           814,361
    Remaining contract charges              103,197,957              --     1,746,359,076
 2005  Lowest contract charges                    1,273       15.111786            19,239
    Highest contract charges                     26,740       14.257743           381,253
    Remaining contract charges               90,680,042              --     1,313,048,173
 2004  Lowest contract charges                    1,316       13.744675            18,091
    Highest contract charges                     20,101       13.229769           265,933
    Remaining contract charges               73,985,912              --       983,776,433
 2003  Lowest contract charges                    1,366       12.270479            16,757
    Highest contract charges                    422,809       11.592760         4,901,518
    Remaining contract charges               51,450,646              --       617,781,417
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges                  130,970       30.661983         4,015,834
    Highest contract charges                      4,194       26.042533           109,212
    Remaining contract charges               10,656,041              --       295,157,734
 2006  Lowest contract charges                   85,986       23.955722         2,059,862
    Highest contract charges                      1,373       20.695292            28,417
    Remaining contract charges               10,091,166              --       219,459,471
 2005  Lowest contract charges                   13,107       18.811427           246,563
    Highest contract charges                      1,887       16.529708            31,194
    Remaining contract charges                8,892,773              --       152,409,610
 2004  Lowest contract charges                   48,759       15.109178           736,710
    Highest contract charges                        594       13.272221             7,881
    Remaining contract charges                5,274,548              --        72,232,825
 2003  Lowest contract charges                   28,735       12.218910           351,112
    Highest contract charges                     16,178       12.302650           199,029
    Remaining contract charges                3,195,896              --        35,452,792
TEMPLETON FOREIGN SECURITIES FUND
 2007  Lowest contract charges                  574,387       16.755358         9,624,063
    Highest contract charges                     28,114       14.128636           397,214
    Remaining contract charges               50,188,589              --       756,523,925
 2006  Lowest contract charges                  300,884       14.636053         4,403,749
    Highest contract charges                      3,538       12.553109            44,416
    Remaining contract charges               52,349,740              --       694,950,519
 2005  Lowest contract charges                   95,831       12.154452         1,164,773
    Highest contract charges                     10,268       10.603352           108,873
    Remaining contract charges               46,989,912              --       522,348,665
 2004  Lowest contract charges                  253,723       11.321045         2,872,413
    Highest contract charges                      8,289        9.873173            81,842
    Remaining contract charges               34,440,721              --       353,186,213
 2003  Lowest contract charges                  124,710        9.642470         1,202,509
    Highest contract charges                    124,575        8.544872         1,064,480
    Remaining contract charges               12,246,457              --       107,646,951

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges                0.70%              1.40%               2.76%
    Highest contract charges                  2.54%              1.12%               0.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              1.31%              17.55%
    Highest contract charges                  2.54%              1.26%              15.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.88%               9.95%
    Highest contract charges                  2.53%              0.88%               7.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              0.77%              12.01%
    Highest contract charges                  2.52%              0.50%               9.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              1.01%              24.46%
    Highest contract charges                  2.39%              1.08%              22.18%
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges                0.85%              2.31%              27.99%
    Highest contract charges                  2.51%              1.63%              25.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.28%              27.35%
    Highest contract charges                  2.55%              1.30%              25.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.20%              27.62%
    Highest contract charges                  2.53%              0.65%              24.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.78%              23.65%
    Highest contract charges                  2.52%                --               21.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.23%              52.29%
    Highest contract charges                  2.39%              1.31%              50.10%
    Remaining contract charges                  --                 --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2007  Lowest contract charges                0.85%              1.84%              14.48%
    Highest contract charges                  2.52%              0.76%              12.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.42%
    Highest contract charges                  2.55%              1.30%              18.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.22%              12.21%
    Highest contract charges                  2.54%              1.28%               7.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.97%              17.41%
    Highest contract charges                  2.50%              0.27%              15.55%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.62%              30.96%
    Highest contract charges                  2.39%              1.70%              29.08%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2007  Lowest contract charges                   45,246      $18.832232          $852,076
    Highest contract charges                      2,637       16.500507            43,512
    Remaining contract charges                  773,856              --        13,336,444
 2006  Lowest contract charges                   47,770       17.281807           825,542
    Highest contract charges                      2,013       15.355498            30,913
    Remaining contract charges                  924,873              --        14,725,765
 2005  Lowest contract charges                   52,513       14.405588           756,480
    Highest contract charges                      2,357       12.980266            30,598
    Remaining contract charges                1,020,278              --        13,598,452
 2004  Lowest contract charges                   65,767       14.043980           923,633
    Highest contract charges                      2,738       12.832838            35,141
    Remaining contract charges                1,123,966              --        14,680,562
 2003  Lowest contract charges                   75,891       12.252158           929,831
    Highest contract charges                        367       11.353314             4,161
    Remaining contract charges                1,219,639              --        14,004,942
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges                3,197,772       17.480379        55,898,276
    Highest contract charges                     55,140       14.495551           799,279
    Remaining contract charges               68,763,989              --     1,072,977,291
 2006  Lowest contract charges                1,508,979       17.225283        25,992,594
    Highest contract charges                     54,456       14.528955           791,187
    Remaining contract charges               62,116,306              --       961,388,720
 2005  Lowest contract charges                  327,924       14.262017         4,676,861
    Highest contract charges                     19,939       12.235707           243,969
    Remaining contract charges               51,883,575              --       670,295,196
 2004  Lowest contract charges                  333,523       13.443331         4,483,660
    Highest contract charges                    779,824       11.535531         8,995,682
    Remaining contract charges               32,731,295              --       395,432,347
 2003  Lowest contract charges                  112,053       11.697022         1,310,692
    Highest contract charges                     95,900       10.427189           999,965
    Remaining contract charges               16,723,197              --       177,479,980
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges                      937       22.904210            21,444
    Highest contract charges                     41,910       21.030000           881,367
    Remaining contract charges               35,005,065              --       762,905,320
 2006  Lowest contract charges                      936       20.621663            19,308
    Highest contract charges                     35,700       19.287666           688,563
    Remaining contract charges               25,910,591              --       512,602,236
 2005  Lowest contract charges                    1,392       16.943447            23,589
    Highest contract charges                     21,916       16.078683           352,384
    Remaining contract charges               16,703,338              --       272,994,516
 2004  Lowest contract charges                    1,052       14.691110            15,450
    Highest contract charges                    220,966       14.229936         3,144,325
    Remaining contract charges                7,107,621              --       102,058,758
 2003  Lowest contract charges                    2,096       12.464859            26,124
    Highest contract charges                      4,506       12.344283            55,625
    Remaining contract charges                2,002,336              --        24,800,147

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2007  Lowest contract charges                0.95%             17.44%               8.97%
    Highest contract charges                  2.34%             16.38%               7.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              7.12%              19.97%
    Highest contract charges                  2.35%              6.75%              18.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              3.79%               2.58%
    Highest contract charges                  2.34%              3.52%               1.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              2.78%              14.63%
    Highest contract charges                  2.33%              2.60%              13.03%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              2.59%              30.71%
    Highest contract charges                  2.26%                --               28.89%
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges                0.85%              1.27%               1.48%
    Highest contract charges                  2.54%              1.36%              (0.23)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.78%
    Highest contract charges                  2.54%              1.32%              18.74%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.19%               9.79%
    Highest contract charges                  2.50%              1.10%               6.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              1.08%              14.93%
    Highest contract charges                  2.45%              0.79%              13.16%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              1.58%              30.89%
    Highest contract charges                  2.39%              1.62%              29.01%
    Remaining contract charges                  --                 --                  --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges                0.70%              1.44%              11.07%
    Highest contract charges                  2.54%              1.40%               9.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.74%                --               22.20%
    Highest contract charges                  2.55%              1.07%              19.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.32%              15.33%
    Highest contract charges                  2.49%              0.97%              13.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.54%              1.26%              17.55%
    Highest contract charges                  2.43%              0.47%              15.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%              0.70%              24.65%
    Highest contract charges                  1.60%              0.30%              23.44%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                3,141,794       $1.185236        $3,723,765
    Highest contract charges                    167,210        1.034643           173,002
    Remaining contract charges              580,085,723              --       641,218,095
 2006  Lowest contract charges                      923        1.122600             1,036
    Highest contract charges                    121,155        1.011338           122,529
    Remaining contract charges              350,195,987              --       376,339,993
 2005  Lowest contract charges                  452,963        1.097140           496,964
    Highest contract charges                     44,659        0.990846            44,250
    Remaining contract charges              256,059,371              --       266,952,857
 2004  Lowest contract charges                  550,277        1.094675           602,374
    Highest contract charges                     21,189        0.988311            20,941
    Remaining contract charges              215,522,157              --       223,216,098
 2003  Lowest contract charges                1,099,599        1.094789         1,203,829
    Highest contract charges                  1,686,673        1.004366         1,694,037
    Remaining contract charges              227,158,892              --       237,434,215
MFS CORE EQUITY SERIES
 2007  Lowest contract charges                  144,880       11.440100         1,657,443
    Highest contract charges                      4,575        7.322856            33,504
    Remaining contract charges                4,477,418              --        41,788,147
 2006  Lowest contract charges                  177,574       10.390804         1,845,139
    Highest contract charges                     17,958        6.768617           121,551
    Remaining contract charges                5,650,340              --        48,076,603
 2005  Lowest contract charges                  203,763        9.217904         1,878,265
    Highest contract charges                     17,671        6.098386           107,764
    Remaining contract charges                6,982,738              --        52,925,741
 2004  Lowest contract charges                  217,101        9.151640         1,986,831
    Highest contract charges                      6,115        6.149111            37,600
    Remaining contract charges                8,500,566              --        64,305,183
 2003  Lowest contract charges                  191,756        8.215084         1,575,292
    Highest contract charges                     44,326        5.630022           249,554
    Remaining contract charges                9,290,932              --        63,566,372
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges                   18,087       10.523433           190,331
    Highest contract charges                     34,717        6.418030           222,816
    Remaining contract charges                8,136,475              --        69,844,780
 2006  Lowest contract charges                    9,761        8.758777            85,497
    Highest contract charges                      9,758        5.433347            53,019
    Remaining contract charges                7,501,530              --        54,513,853
 2005  Lowest contract charges                    2,001        8.187316            16,384
    Highest contract charges                      2,840        5.165968            14,670
    Remaining contract charges                8,252,471              --        56,616,152
 2004  Lowest contract charges                  166,739        7.694402         1,282,957
    Highest contract charges                        749        4.853345             3,636
    Remaining contract charges                8,820,166              --        56,173,389
 2003  Lowest contract charges                  186,039        6.876662         1,279,328
    Highest contract charges                    168,777        4.367772           737,179
    Remaining contract charges                9,165,413              --        52,970,434

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                0.85%              4.77%               4.06%
    Highest contract charges                  2.54%              4.83%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.57%               4.13%
    Highest contract charges                  2.55%              4.85%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              3.34%               1.54%
    Highest contract charges                  2.52%              2.94%               0.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.96%              0.97%               0.01%
    Highest contract charges                  2.47%              1.43%               1.60%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.77%               0.20%
    Highest contract charges                  2.38%              0.70%               1.64%
    Remaining contract charges                  --                 --                  --
MFS CORE EQUITY SERIES
 2007  Lowest contract charges                0.95%              0.36%              10.10%
    Highest contract charges                  2.44%                --                8.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              0.45%              12.72%
    Highest contract charges                  2.50%              0.51%              10.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              0.76%               0.72%
    Highest contract charges                  2.49%              0.76%               0.83%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.35%              11.40%
    Highest contract charges                  2.49%              0.46%               9.69%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.23%              26.18%
    Highest contract charges                  2.39%              0.15%              24.37%
    Remaining contract charges                  --                 --                  --
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges                0.84%                --               20.15%
    Highest contract charges                  2.53%                --               18.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                6.98%
    Highest contract charges                  2.55%                --                5.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               18.67%
    Highest contract charges                  2.53%                --                6.44%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               11.89%
    Highest contract charges                  2.53%                --               10.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               29.00%
    Highest contract charges                  2.38%                --               27.14%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges                   42,827      $17.942006          $768,410
    Highest contract charges                        456       14.258638             6,502
    Remaining contract charges                2,463,233              --        39,032,656
 2006  Lowest contract charges                   32,757       16.571538           542,831
    Highest contract charges                     51,951       13.415376           696,942
    Remaining contract charges                2,505,774              --        37,102,239
 2005  Lowest contract charges                    6,971       13.434136            93,646
    Highest contract charges                     39,153       11.056369           432,885
    Remaining contract charges                1,985,943              --        24,018,777
 2004  Lowest contract charges                   25,536       12.802636           326,926
    Highest contract charges                     61,078       10.528057           643,034
    Remaining contract charges                1,829,028              --        20,841,731
 2003  Lowest contract charges                   25,087       10.927292           274,129
    Highest contract charges                      8,027        9.126212            73,255
    Remaining contract charges                1,349,232              --        13,210,548
MFS HIGH INCOME SERIES
 2007  Lowest contract charges                   81,314       13.526642         1,099,904
    Highest contract charges                     17,392       12.205674           212,278
    Remaining contract charges               16,111,786              --       203,342,132
 2006  Lowest contract charges                   35,190       13.404996           471,719
    Highest contract charges                     12,812       12.303290           157,633
    Remaining contract charges               18,049,680              --       227,987,316
 2005  Lowest contract charges                      690       13.430445             9,262
    Highest contract charges                      3,307       11.434854            37,817
    Remaining contract charges               19,670,408              --       229,294,917
 2004  Lowest contract charges                      655       13.219296             8,658
    Highest contract charges                        124       11.482449             1,427
    Remaining contract charges               21,270,027              --       247,353,788
 2003  Lowest contract charges                      661       12.177952             8,053
    Highest contract charges                    147,107       10.791577         1,587,517
    Remaining contract charges               18,874,552              --       205,009,747
MFS INVESTORS GROWTH STOCK SERIES
 2007  Lowest contract charges                   18,176        9.884952           179,669
    Highest contract charges                      4,336        7.001540            30,357
    Remaining contract charges               11,516,266              --        96,008,577
 2006  Lowest contract charges                   11,915        8.952472           106,664
    Highest contract charges                    111,400        6.459470           719,585
    Remaining contract charges               13,758,106              --       104,596,592
 2005  Lowest contract charges                    6,162        8.393066            51,722
    Highest contract charges                     88,490        6.156607           544,799
    Remaining contract charges               16,228,510              --       116,165,398
 2004  Lowest contract charges                  190,227        8.242582         1,567,963
    Highest contract charges                     45,826        6.041268           276,846
    Remaining contract charges               17,380,879              --       120,967,974
 2003  Lowest contract charges                  222,636        7.621247         1,696,765
    Highest contract charges                     76,918        5.514903           424,197
    Remaining contract charges               16,911,344              --       110,485,936

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges                0.85%              1.92%               8.27%
    Highest contract charges                  2.49%                --                6.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.38%              23.35%
    Highest contract charges                  2.50%              0.48%              21.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               10.31%
    Highest contract charges                  2.51%              0.45%               5.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.34%              17.16%
    Highest contract charges                  2.48%              0.03%              15.36%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%              0.06%              26.64%
    Highest contract charges                  2.38%              0.02%              24.81%
    Remaining contract charges                  --                 --                  --
MFS HIGH INCOME SERIES
 2007  Lowest contract charges                0.85%              5.16%               0.91%
    Highest contract charges                  2.54%              6.26%              (0.79)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              6.77%               9.44%
    Highest contract charges                  2.53%              6.00%               7.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.56%              6.59%               1.60%
    Highest contract charges                  2.51%              2.82%               0.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.54%              4.76%               8.55%
    Highest contract charges                  2.53%              2.48%               6.40%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              3.87%              17.31%
    Highest contract charges                  2.38%              2.97%              15.16%
    Remaining contract charges                  --                 --                  --
MFS INVESTORS GROWTH STOCK SERIES
 2007  Lowest contract charges                0.85%              0.29%              10.42%
    Highest contract charges                  2.47%                --                8.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                6.67%
    Highest contract charges                  2.50%                --                4.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.84%                --               10.49%
    Highest contract charges                  2.49%              0.31%               1.91%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                8.15%
    Highest contract charges                  2.47%                --                6.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.95%                --               21.86%
    Highest contract charges                  2.39%                --               20.11%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges                    1,985      $11.499748           $22,833
    Highest contract charges                     40,789       10.111297           412,429
    Remaining contract charges               49,982,729              --       524,446,462
 2006  Lowest contract charges                    1,955       10.498556            20,526
    Highest contract charges                      5,110        9.403315            48,050
    Remaining contract charges               46,092,124              --       444,747,220
 2005  Lowest contract charges                    1,925        9.356527            18,015
    Highest contract charges                      9,459        8.536892            80,747
    Remaining contract charges               39,575,017              --       343,234,866
 2004  Lowest contract charges                    1,910        8.780130            16,768
    Highest contract charges                      5,534        8.160518            45,159
    Remaining contract charges               29,308,221              --       241,278,971
 2003  Lowest contract charges                    1,854        7.940149            14,722
    Highest contract charges                     62,425        7.359018           459,389
    Remaining contract charges               16,642,168              --       125,681,276
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges                    2,131        6.946753            14,802
    Highest contract charges                     46,854        6.642002           311,204
    Remaining contract charges               20,068,856              --       132,442,463
 2006  Lowest contract charges                    2,170        6.369800            13,821
    Highest contract charges                     15,371        6.204074            95,364
    Remaining contract charges               23,239,468              --       142,267,675
 2005  Lowest contract charges                    1,557        6.305593             9,818
    Highest contract charges                     10,664        6.206393            66,184
    Remaining contract charges               26,905,560              --       163,749,319
 2004  Lowest contract charges                    1,539        6.149285             9,465
    Highest contract charges                        496        6.174799             3,064
    Remaining contract charges               28,195,561              --       169,889,204
 2003  Lowest contract charges                    1,484        5.397197             8,009
    Highest contract charges                    371,854        5.529101         2,056,021
    Remaining contract charges               24,049,972              --       129,067,190
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges                    1,133       11.223146            12,719
    Highest contract charges                     32,858        8.740299           287,190
    Remaining contract charges               27,732,082              --       314,520,332
 2006  Lowest contract charges                    1,133       11.007986            12,475
    Highest contract charges                      5,672        8.745989            49,607
    Remaining contract charges               28,200,574              --       317,146,091
 2005  Lowest contract charges                    1,133        9.776690            11,080
    Highest contract charges                      4,645        7.924706            36,808
    Remaining contract charges               21,136,420              --       213,450,409
 2004  Lowest contract charges                    1,133        9.340625            10,586
    Highest contract charges                     11,227        7.724119            86,715
    Remaining contract charges               16,993,961              --       164,835,481
 2003  Lowest contract charges                    1,133        8.817375             9,993
    Highest contract charges                    146,875        7.438770         1,092,568
    Remaining contract charges               10,923,964              --       100,400,321

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges                0.70%              0.81%               9.54%
    Highest contract charges                  2.52%              0.30%               7.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.49%              12.21%
    Highest contract charges                  2.55%              0.43%              10.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.54%               6.57%
    Highest contract charges                  2.53%              0.56%               4.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.63%              10.58%
    Highest contract charges                  2.49%              0.13%               8.55%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.65%              21.30%
    Highest contract charges                  2.38%              0.40%              19.25%
    Remaining contract charges                  --                 --                  --
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges                0.70%              0.17%               9.06%
    Highest contract charges                  2.53%              0.11%               7.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%                --                1.83%
    Highest contract charges                  2.55%                --                0.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%                --                2.54%
    Highest contract charges                  2.52%                --                0.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%                --               13.94%
    Highest contract charges                  2.55%                --               11.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%                --               36.28%
    Highest contract charges                  2.38%                --               33.78%
    Remaining contract charges                  --                 --                  --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges                0.55%                --                1.96%
    Highest contract charges                  2.52%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%                --               12.59%
    Highest contract charges                  2.55%                --               10.36%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%                --                4.67%
    Highest contract charges                  2.55%                --                2.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%                --                5.93%
    Highest contract charges                  2.53%                --                3.84%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%                --               32.98%
    Highest contract charges                  2.39%                --               30.55%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges                    1,537      $14.736831           $22,655
    Highest contract charges                     66,219       13.955001           924,086
    Remaining contract charges              107,412,846              --     1,537,164,417
 2006  Lowest contract charges                    1,537       14.218784            21,857
    Highest contract charges                     21,901       13.736415           300,845
    Remaining contract charges              101,405,228              --     1,409,933,128
 2005  Lowest contract charges                    2,274       12.777422            29,052
    Highest contract charges                     13,725       12.593284           172,837
    Remaining contract charges               96,547,041              --     1,217,127,318
 2004  Lowest contract charges                    2,250       12.495591            28,115
    Highest contract charges                     10,033       12.564284           126,057
    Remaining contract charges               80,749,478              --     1,005,949,097
 2003  Lowest contract charges                    4,316       11.286721            48,715
    Highest contract charges                    327,395       10.861973         3,556,151
    Remaining contract charges               59,585,533              --       678,191,401
MFS VALUE SERIES
 2007  Lowest contract charges                  606,166       18.846102        11,423,872
    Highest contract charges                     12,133       17.585857           213,367
    Remaining contract charges               14,491,570              --       263,347,413
 2006  Lowest contract charges                  335,011       17.614057         5,900,899
    Highest contract charges                      3,238       16.717946            54,141
    Remaining contract charges                9,960,080              --       170,588,151
 2005  Lowest contract charges                   97,847       14.700660         1,438,414
    Highest contract charges                      1,072       14.191889            15,213
    Remaining contract charges                5,878,422              --        84,827,586
 2004  Lowest contract charges                   43,978       14.004824           615,902
    Highest contract charges                     36,502       13.656146           498,477
    Remaining contract charges                3,418,374              --        47,102,002
 2003  Lowest contract charges                   11,228       12.275213           137,822
    Highest contract charges                     12,764       12.156508           155,161
    Remaining contract charges                1,205,439              --        14,701,082
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges                   61,019       10.746443           655,732
    Highest contract charges                     16,572       10.244550           169,773
    Remaining contract charges                8,494,357              --        88,801,717
 2006  Lowest contract charges                   31,625       10.400575           328,908
    Highest contract charges                      5,458       10.084786            55,046
    Remaining contract charges                3,419,402              --        34,923,144
 2005  Lowest contract charges                    8,374       10.081408            84,419
    Highest contract charges                      6,494        9.946956            64,591
    Remaining contract charges                  890,879              --         8,906,349

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges                0.55%              2.51%               3.64%
    Highest contract charges                  2.52%              2.00%               1.59%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.57%              11.28%
    Highest contract charges                  2.55%              2.43%               9.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.99%               2.26%
    Highest contract charges                  2.54%              1.03%               0.23%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              2.04%              10.71%
    Highest contract charges                  2.52%              0.29%               8.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.55%              1.83%              15.69%
    Highest contract charges                  2.39%              1.48%              13.57%
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2007  Lowest contract charges                0.85%              0.85%               7.00%
    Highest contract charges                  2.53%              0.73%               5.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.82%              19.82%
    Highest contract charges                  2.54%              1.01%              17.80%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                6.68%
    Highest contract charges                  2.49%                --                3.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.94%              0.44%              14.09%
    Highest contract charges                  2.47%              0.26%              12.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%                --               22.75%
    Highest contract charges                  1.61%                --               21.57%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges                0.85%              2.73%               3.33%
    Highest contract charges                  2.53%              2.40%               1.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              3.58%               3.17%
    Highest contract charges                  2.47%                --                1.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                0.91%
    Highest contract charges                  2.46%                --                0.19%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2007  Lowest contract charges                   67,653      $16.749135        $1,133,110
    Highest contract charges                      5,912       16.005105            94,627
    Remaining contract charges                3,544,005              --        57,819,274
 2006  Lowest contract charges                   44,428       14.972071           665,191
    Highest contract charges                     20,271       14.564440           295,229
    Remaining contract charges                1,493,065              --        21,981,068
 2005  Lowest contract charges                    5,002       12.025883            60,148
    Highest contract charges                      5,067       11.893036            60,262
    Remaining contract charges                  305,215              --         3,646,446
MFS RESEARCH SERIES
 2007  Lowest contract charges                  880,739       13.109180        11,545,772
    Highest contract charges                      1,453       12.491769            18,150
    Remaining contract charges                2,451,347              --        31,202,858
 2006  Lowest contract charges                  220,125       11.678964         2,570,827
    Highest contract charges                        278       11.319683             3,151
    Remaining contract charges                1,008,922              --        11,557,689
 2005  Lowest contract charges                   15,083       10.661651           160,811
    Highest contract charges                      8,331       10.515260            87,603
    Remaining contract charges                  199,414              --         2,109,871
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                   26,469       15.610518           413,201
    Highest contract charges                        352       18.866608             6,647
    Remaining contract charges                   61,740              --         1,122,414
 2006  Lowest contract charges                   14,048       11.564831           162,465
    Highest contract charges                        575       14.117388             8,112
    Remaining contract charges                   91,870              --         1,256,730
 2005  Lowest contract charges                   13,613        9.612095           130,845
    Highest contract charges                        830       11.851536             9,841
    Remaining contract charges                  101,298              --         1,161,158
 2004  Lowest contract charges                   22,753        8.471165           192,741
    Highest contract charges                        853       10.549693             9,003
    Remaining contract charges                  108,121              --         1,098,279
 2003  Lowest contract charges                   27,635        7.455626           206,034
    Highest contract charges                        854        9.378222             8,009
    Remaining contract charges                   98,302              --           877,122

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2007  Lowest contract charges                0.85%                --               11.87%
    Highest contract charges                  2.51%                --                9.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.45%              24.50%
    Highest contract charges                  2.50%              1.31%              22.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              1.94%              20.03%
    Highest contract charges                  2.44%              1.78%              18.72%
    Remaining contract charges                  --                 --                  --
MFS RESEARCH SERIES
 2007  Lowest contract charges                0.84%              0.46%              12.25%
    Highest contract charges                  2.54%              0.25%              10.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.15%               9.54%
    Highest contract charges                  2.57%              0.65%               7.70%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               12.46%
    Highest contract charges                  2.43%                --               11.23%
    Remaining contract charges                  --                 --                  --
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                1.39%              1.54%              34.98%
    Highest contract charges                  2.40%              0.85%              33.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.95%              20.32%
    Highest contract charges                  2.40%              0.82%              19.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.07%              13.47%
    Highest contract charges                  2.39%              1.21%              12.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              1.51%              13.62%
    Highest contract charges                  2.39%              1.66%              12.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.07%              31.70%
    Highest contract charges                  2.39%              1.20%              30.39%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2007  Lowest contract charges                   28,308      $10.714235          $303,292
    Highest contract charges                      3,169       12.420009            39,365
    Remaining contract charges                  150,100              --         1,815,445
 2006  Lowest contract charges                   33,653       10.024557           337,351
    Highest contract charges                      6,563       11.737302            77,029
    Remaining contract charges                  192,530              --         2,183,611
 2005  Lowest contract charges                   37,011        9.482120           350,939
    Highest contract charges                      9,784       11.213779           109,712
    Remaining contract charges                  219,546              --         2,341,484
 2004  Lowest contract charges                   41,165        8.690929           357,763
    Highest contract charges                      9,146       10.381336            94,951
    Remaining contract charges                  243,325              --         2,396,002
 2003  Lowest contract charges                   58,799        8.219869           483,316
    Highest contract charges                      9,107        9.917343            90,313
    Remaining contract charges                  270,478              --         2,507,255
INTERNATIONAL GROWTH EQUITY
 2007  Lowest contract charges                    2,874       13.181607            37,881
    Highest contract charges                      4,526       13.013987            58,907
    Remaining contract charges                   52,167              --           683,159
 2006  Lowest contract charges                    2,266       11.675262            26,458
    Highest contract charges                      2,238       11.642783            26,059
    Remaining contract charges                    3,181              --            37,071
U.S. MID CAP VALUE
 2007  Lowest contract charges                   50,309       13.831448           695,851
    Highest contract charges                      3,139       12.008550            37,690
    Remaining contract charges                  200,522              --         2,533,894
 2006  Lowest contract charges                   10,884       13.011816           141,625
    Highest contract charges                        263       11.427560             3,002
    Remaining contract charges                   49,934              --           593,010
FOCUS GROWTH
 2007  Lowest contract charges                   35,329        8.525023           301,189
    Highest contract charges                      1,679        8.152510            13,685
    Remaining contract charges                   59,131              --           495,948
 2006  Lowest contract charges                   15,943        7.054447           112,475
    Highest contract charges                        494        6.826646             3,371
    Remaining contract charges                    6,651              --            46,530
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                  159,138        5.422083           862,854
    Highest contract charges                      2,366        5.185166            12,270
    Remaining contract charges                  512,272              --         2,723,886
 2006  Lowest contract charges                   69,756        4.615129           321,935
    Highest contract charges                      1,901        4.464517             8,487
    Remaining contract charges                  178,253              --           810,480

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2007  Lowest contract charges                1.40%              0.26%               6.88%
    Highest contract charges                  2.40%              0.20%               5.82%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.28%               5.72%
    Highest contract charges                  2.40%              0.28%               4.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.18%               9.10%
    Highest contract charges                  2.39%              0.20%               8.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.04%               5.73%
    Highest contract charges                  2.40%              0.24%               4.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              0.62%              32.88%
    Highest contract charges                  2.39%              0.73%              31.56%
    Remaining contract charges                  --                 --                  --
INTERNATIONAL GROWTH EQUITY
 2007  Lowest contract charges                1.34%              0.18%              12.73%
    Highest contract charges                  2.18%              0.18%              11.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.84%              0.22%              13.79%
    Highest contract charges                  1.12%              0.24%              13.55%
    Remaining contract charges                  --                 --                  --
U.S. MID CAP VALUE
 2007  Lowest contract charges                1.34%              0.67%               6.30%
    Highest contract charges                  2.48%              0.50%               5.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.69%                --               16.13%
    Highest contract charges                  1.39%                --               15.62%
    Remaining contract charges                  --                 --                  --
FOCUS GROWTH
 2007  Lowest contract charges                1.34%                --               20.85%
    Highest contract charges                  2.48%                --               19.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               12.35%
    Highest contract charges                  2.17%                --               11.99%
    Remaining contract charges                  --                 --                  --
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                1.34%                --               17.49%
    Highest contract charges                  2.49%                --               16.14%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               13.36%
    Highest contract charges                  2.54%                --               12.87%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
DEVELOPING GROWTH
 2007  Lowest contract charges                   20,510      $11.462786          $235,115
    Highest contract charges                     12,240       10.998815           134,623
    Remaining contract charges                   24,947              --           281,921
 2006  Lowest contract charges                      878        9.473026             8,325
    Highest contract charges                      4,653        9.167156            42,652
    Remaining contract charges                   10,851              --           102,025
FLEXIBLE INCOME
 2007  Lowest contract charges                   29,963       11.968451           358,613
    Highest contract charges                      5,310       11.445540            60,776
    Remaining contract charges                   39,600              --           465,514
 2006  Lowest contract charges                   19,362       11.704959           226,631
    Highest contract charges                        884       11.323008            10,005
    Remaining contract charges                   20,730              --           239,873
DIVIDEND GROWTH
 2007  Lowest contract charges                   11,197       13.021131           145,797
    Highest contract charges                      4,782       12.494023            59,750
    Remaining contract charges                   18,477              --           236,973
 2006  Lowest contract charges                   10,595       12.696125           134,511
    Highest contract charges                      4,782       12.286164            58,756
    Remaining contract charges                   12,246              --           153,386
GLOBAL EQUITY
 2007  Lowest contract charges                   10,090       12.522786           126,355
    Highest contract charges                      7,466       11.975692            89,406
    Remaining contract charges                   31,737              --           388,660
 2006  Lowest contract charges                    3,521       10.928082            38,475
    Highest contract charges                      3,678       10.571502            38,879
    Remaining contract charges                   14,032              --           149,715
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                  280,099        1.533635           429,569
    Highest contract charges                     75,095        1.486316           111,615
    Remaining contract charges                   59,298              --            89,393
 2006  Lowest contract charges                  278,112        1.416570           393,967
    Highest contract charges                    101,311        1.379746           139,783
    Remaining contract charges                   78,713              --           110,034
 2005  Lowest contract charges                  268,222        1.268243           340,170
    Highest contract charges                     92,945        1.241466           115,388
    Remaining contract charges                   92,241              --           115,450
 2004  Lowest contract charges                  252,780        1.063806           268,908
    Highest contract charges                     83,835        1.046563            87,738
    Remaining contract charges                   62,792              --            66,197
 2003  Lowest contract charges                  275,927        0.937825           258,772
    Highest contract charges                     40,566        0.927249            37,615
    Remaining contract charges                   57,663              --            53,710

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
DEVELOPING GROWTH
 2007  Lowest contract charges                1.34%              0.17%              21.00%
    Highest contract charges                  2.19%              0.10%              19.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.33%                --               15.63%
    Highest contract charges                  2.24%                --               15.26%
    Remaining contract charges                  --                 --                  --
FLEXIBLE INCOME
 2007  Lowest contract charges                1.35%              6.04%               2.25%
    Highest contract charges                  2.48%              6.47%               1.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              5.09%               3.19%
    Highest contract charges                  2.49%              4.40%               2.74%
    Remaining contract charges                  --                 --                  --
DIVIDEND GROWTH
 2007  Lowest contract charges                1.35%              0.94%               2.56%
    Highest contract charges                  2.19%              0.93%               1.69%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              1.64%              10.04%
    Highest contract charges                  2.28%              3.10%               9.69%
    Remaining contract charges                  --                 --                  --
GLOBAL EQUITY
 2007  Lowest contract charges                1.34%              0.48%              14.59%
    Highest contract charges                  2.48%              0.48%              13.28%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.37%                --               14.69%
    Highest contract charges                  2.51%                --               14.19%
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                1.70%              0.12%               8.26%
    Highest contract charges                  2.20%              0.11%               7.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               11.70%
    Highest contract charges                  2.20%                --               11.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               19.22%
    Highest contract charges                  2.18%                --               18.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               13.43%
    Highest contract charges                  2.19%                --               12.87%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               26.63%
    Highest contract charges                  2.19%                --               26.00%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                   40,296       $1.015125           $40,906
    Highest contract charges                      9,548        0.972493             9,285
    Remaining contract charges                  104,361              --           102,811
 2006  Lowest contract charges                   48,769        0.925569            45,138
    Highest contract charges                      8,437        0.898869             7,584
    Remaining contract charges                  122,233              --           110,904
 2005  Lowest contract charges                   92,522        0.928754            85,930
    Highest contract charges                      9,438        0.906942             8,559
    Remaining contract charges                  182,529              --           167,260
 2004  Lowest contract charges                  103,873        0.828484            86,057
    Highest contract charges                      9,055        0.813488             7,366
    Remaining contract charges                  282,331              --           231,669
 2003  Lowest contract charges                  133,812        0.771563           103,244
    Highest contract charges                     34,808        0.761765            26,516
    Remaining contract charges                  819,733              --           628,580
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                  182,958        1.390767           254,453
    Highest contract charges                     84,887        1.358682           115,334
    Remaining contract charges                   33,808              --            46,551
 2006  Lowest contract charges                  197,573        1.375746           271,810
    Highest contract charges                     12,093        1.340654            16,212
    Remaining contract charges                  130,756              --           176,875
 2005  Lowest contract charges                  182,964        1.171723           214,383
    Highest contract charges                     13,142        1.147543            15,081
    Remaining contract charges                  181,045              --           209,169
 2004  Lowest contract charges                  182,967        1.025520           187,636
    Highest contract charges                    170,039        1.009386           171,635
    Remaining contract charges                  256,404              --           259,917
 2003  Lowest contract charges                  184,611        0.900515           166,245
    Highest contract charges                    193,769        0.890789           172,607
    Remaining contract charges                  260,387              --           232,508
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                       --        1.408201                --
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    6,959        1.178551             8,201
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
GROWTH AND INCOME
 2007  Lowest contract charges                  142,453       17.229559         2,454,422
    Highest contract charges                     13,046       16.476878           214,953
    Remaining contract charges                  538,508              --         9,088,529
 2006  Lowest contract charges                   67,735       17.033843         1,153,807
    Highest contract charges                      2,202       16.478091            36,278
    Remaining contract charges                  175,473              --         2,943,724

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                1.70%                --                9.68%
    Highest contract charges                  2.22%                --                8.91%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --                0.34%
    Highest contract charges                  2.25%                --                0.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               12.10%
    Highest contract charges                  2.24%                --               11.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.04%               7.38%
    Highest contract charges                  2.29%              0.03%               6.79%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%                --               27.43%
    Highest contract charges                  2.24%                --               26.73%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.70%              0.99%               1.09%
    Highest contract charges                  2.05%              0.98%               0.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%              1.05%              17.41%
    Highest contract charges                  2.20%              0.98%              16.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%              0.79%              14.26%
    Highest contract charges                  2.20%              0.89%              13.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.96%              13.88%
    Highest contract charges                  2.20%              0.91%              13.31%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.70%              1.04%              25.48%
    Highest contract charges                  2.19%              1.27%              24.86%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               18.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
GROWTH AND INCOME
 2007  Lowest contract charges                1.34%              1.05%               1.15%
    Highest contract charges                  2.47%              0.77%              (0.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               11.24%
    Highest contract charges                  2.51%                --               10.75%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges                   47,232      $16.364834          $772,953
    Highest contract charges                      2,977       15.738155            46,847
    Remaining contract charges                  197,225              --         3,177,705
 2006  Lowest contract charges                   17,638       16.982646           299,538
    Highest contract charges                      1,726       16.521234            28,517
    Remaining contract charges                   72,081              --         1,210,341
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                   79,356        1.401139           111,189
    Highest contract charges                      9,821        1.318773            12,951
    Remaining contract charges                1,498,461              --         2,020,935
 2006  Lowest contract charges                   83,812        1.319922           110,626
    Highest contract charges                      7,826        1.256694             9,835
    Remaining contract charges                1,405,459              --         1,798,147
 2005  Lowest contract charges                   54,002        1.193027            64,425
    Highest contract charges                     53,092        1.149019            61,004
    Remaining contract charges                1,504,542              --         1,751,936
 2004  Lowest contract charges                   57,473        1.151803            66,197
    Highest contract charges                     52,184        1.122137            58,558
    Remaining contract charges                1,468,482              --         1,661,161
 2003  Lowest contract charges                   34,431        1.067708            36,763
    Highest contract charges                      6,843        1.052236             7,201
    Remaining contract charges                  398,528              --           421,330
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                  513,824        1.242914           638,640
    Highest contract charges                     94,812        1.169807           110,912
    Remaining contract charges                5,631,899              --         6,736,250
 2006  Lowest contract charges                  212,602        1.186333           252,216
    Highest contract charges                    126,709        1.129473           143,115
    Remaining contract charges                4,844,225              --         5,563,099
 2005  Lowest contract charges                  152,202        1.157855           176,228
    Highest contract charges                    229,153        1.115105           255,530
    Remaining contract charges                4,052,488              --         4,569,738
 2004  Lowest contract charges                  109,558        1.151424           126,148
    Highest contract charges                    103,365        1.121743           115,949
    Remaining contract charges                3,074,655              --         3,468,812
 2003  Lowest contract charges                   47,933        1.111298            53,267
    Highest contract charges                    308,509        1.101736           339,895
    Remaining contract charges                  524,132              --           578,941

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges                1.34%              1.17%              (3.64)%
    Highest contract charges                  2.48%              1.30%              (4.74)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%                --               11.38%
    Highest contract charges                  2.49%                --               10.90%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                1.35%              2.23%               6.15%
    Highest contract charges                  2.49%              2.30%               4.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.33%              10.64%
    Highest contract charges                  2.51%              2.09%               9.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              2.05%               3.58%
    Highest contract charges                  2.49%              2.07%               2.40%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              2.14%               7.88%
    Highest contract charges                  2.49%              3.08%               6.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.52%              0.64%              11.20%
    Highest contract charges                  0.91%              0.87%              10.77%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                1.34%              4.57%               4.77%
    Highest contract charges                  2.49%              4.56%               3.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.40%               2.46%
    Highest contract charges                  2.50%              4.32%               1.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              3.68%               0.56%
    Highest contract charges                  2.48%              3.69%               0.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%              3.38%               2.99%
    Highest contract charges                  2.47%              3.39%               1.82%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.63%              1.16%               2.64%
    Highest contract charges                  0.90%              1.22%               2.38%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                  387,540       $1.424572          $552,080
    Highest contract charges                     46,394        1.340829            62,207
    Remaining contract charges                1,955,730              --         2,697,038
 2006  Lowest contract charges                  201,352        1.404613           282,821
    Highest contract charges                     77,220        1.337330           103,269
    Remaining contract charges                1,954,391              --         2,669,470
 2005  Lowest contract charges                   94,335        1.200923           113,289
    Highest contract charges                     33,350        1.156619            38,573
    Remaining contract charges                1,731,640              --         2,033,647
 2004  Lowest contract charges                   42,053        1.155148            48,578
    Highest contract charges                     15,035        1.125397            16,920
    Remaining contract charges                  886,895              --         1,004,749
 2003  Lowest contract charges                    3,571        1.047810             3,741
    Highest contract charges                     78,150        1.038773            81,180
    Remaining contract charges                  159,119              --           165,712
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2007  Lowest contract charges                  112,249        1.289885           144,788
    Highest contract charges                     10,353        1.214070            12,569
    Remaining contract charges                  889,003              --         1,107,351
 2006  Lowest contract charges                   15,081        1.322927            19,952
    Highest contract charges                     10,659        1.259570            13,425
    Remaining contract charges                  726,355              --           931,598
 2005  Lowest contract charges                    3,001        1.098040             3,295
    Highest contract charges                      4,182        1.057533             4,423
    Remaining contract charges                  399,602              --           426,466
 2004  Lowest contract charges                    3,008        1.079439             3,247
    Highest contract charges                    130,201        1.053230           137,131
    Remaining contract charges                  102,555              --           108,377
 2003  Lowest contract charges                   31,340        0.971940            30,461
    Highest contract charges                    114,717        0.969458           111,213
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2007  Lowest contract charges                   33,574        1.129967            37,937
    Highest contract charges                     28,703        1.069914            30,710
    Remaining contract charges                  244,827              --           268,115
 2006  Lowest contract charges                   31,167        1.119493            34,891
    Highest contract charges                     28,708        1.070649            30,736
    Remaining contract charges                   95,866              --           104,242
 2005  Lowest contract charges                   14,665        0.981243            14,390
    Highest contract charges                     28,713        0.947863            27,216
    Remaining contract charges                   94,820              --            90,990
 2004  Lowest contract charges                   12,310        1.007804            12,406
    Highest contract charges                     28,719        0.992631            28,507
    Remaining contract charges                   65,555              --            65,554
 2003  Lowest contract charges                    2,308        0.945828             2,183
    Highest contract charges                      5,317        0.937667             4,986
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                1.34%              1.64%               1.42%
    Highest contract charges                  2.50%              1.40%               0.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.70%              16.96%
    Highest contract charges                  2.50%              1.68%              15.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.60%               3.96%
    Highest contract charges                  2.48%              1.57%               2.77%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.32%              2.47%               9.59%
    Highest contract charges                  2.45%              2.69%               8.34%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.51%              0.48%              11.70%
    Highest contract charges                  0.89%              1.00%              11.41%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2007  Lowest contract charges                1.33%              1.42%              (2.50)%
    Highest contract charges                  2.49%              1.06%              (3.61)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.19%              20.48%
    Highest contract charges                  2.49%              1.97%              19.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.78%               1.72%
    Highest contract charges                  2.47%              0.83%               0.56%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.34%              1.67%               9.73%
    Highest contract charges                  2.35%              1.61%               8.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.77%              1.00%              11.81%
    Highest contract charges                  0.88%              1.10%              11.68%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2007  Lowest contract charges                1.35%                --                0.94%
    Highest contract charges                  2.34%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.84%              14.09%
    Highest contract charges                  2.35%              0.73%              12.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              1.29%               3.55%
    Highest contract charges                  2.34%              0.57%               4.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%                --                6.55%
    Highest contract charges                  2.33%                --                5.86%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.56%                --               10.77%
    Highest contract charges                  0.77%                --               10.49%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                  354,945       $1.612897          $572,491
    Highest contract charges                     68,734        1.518073           104,343
    Remaining contract charges                1,555,950              --         2,430,879
 2006  Lowest contract charges                  215,217        1.451008           312,279
    Highest contract charges                     98,715        1.381485           136,374
    Remaining contract charges                1,632,694              --         2,305,249
 2005  Lowest contract charges                  111,770        1.217401           136,068
    Highest contract charges                     61,698        1.172478            72,340
    Remaining contract charges                1,315,356              --         1,566,275
 2004  Lowest contract charges                   50,434        1.125003            56,739
    Highest contract charges                     25,606        1.096017            28,064
    Remaining contract charges                  485,323              --           535,423
 2003  Lowest contract charges                    2,520        1.033934             2,605
    Highest contract charges                     16,662        1.025020            17,079
    Remaining contract charges                   69,417              --            71,338
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                  315,284        1.135401           357,975
    Highest contract charges                     53,113        1.068652            56,759
    Remaining contract charges                3,002,047              --         3,287,829
 2006  Lowest contract charges                  218,420        1.069429           233,586
    Highest contract charges                     77,986        1.018189            79,404
    Remaining contract charges                3,162,071              --         3,280,103
 2005  Lowest contract charges                  142,314        1.059100           150,725
    Highest contract charges                     75,336        1.020021            76,844
    Remaining contract charges                3,169,096              --         3,274,004
 2004  Lowest contract charges                  104,399        1.015612           106,029
    Highest contract charges                     63,388        0.989443            62,719
    Remaining contract charges                2,655,650              --         2,644,771
 2003  Lowest contract charges                   20,126        0.991033            19,945
    Highest contract charges                    134,488        0.982513           132,136
    Remaining contract charges                  482,547              --           475,326

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                1.34%              0.01%              11.16%
    Highest contract charges                  2.49%              0.01%               9.89%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.17%              19.19%
    Highest contract charges                  2.50%              1.97%              17.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.68%               8.21%
    Highest contract charges                  2.48%              2.63%               6.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.32%              0.01%               8.16%
    Highest contract charges                  2.45%              0.31%               6.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.67%                --               20.36%
    Highest contract charges                  0.87%                --               20.05%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                1.34%                --                6.17%
    Highest contract charges                  2.50%                --                4.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --                0.98%
    Highest contract charges                  2.50%                --                0.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.18%               4.28%
    Highest contract charges                  2.49%              0.18%               3.09%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%                --                1.87%
    Highest contract charges                  2.48%                --                0.71%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.65%                --                9.25%
    Highest contract charges                  0.88%                --                8.97%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2007  Lowest contract charges                  212,474       $1.059206          $225,052
    Highest contract charges                     11,651        0.996925            11,616
    Remaining contract charges                2,986,922              --         3,073,485
 2006  Lowest contract charges                   41,036        1.026287            42,115
    Highest contract charges                     11,651        0.977112            11,385
    Remaining contract charges                1,007,610              --         1,009,583
 2005  Lowest contract charges                   40,446        0.996039            40,285
    Highest contract charges                     11,651        0.959281            11,177
    Remaining contract charges                  946,028              --           923,140
 2004  Lowest contract charges                    6,940        0.984231             6,830
    Highest contract charges                    382,052        0.962494           367,723
    Remaining contract charges                1,106,857              --         1,074,235
 2003  Lowest contract charges                  339,445        0.978814           332,253
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                  386,686        1.579875           610,915
    Highest contract charges                     56,091        1.486979            83,406
    Remaining contract charges                1,844,855              --         2,814,115
 2006  Lowest contract charges                  198,324        1.407013           279,043
    Highest contract charges                     76,708        1.339585           102,757
    Remaining contract charges                1,808,913              --         2,470,551
 2005  Lowest contract charges                  127,662        1.161789           148,317
    Highest contract charges                     47,882        1.118912            53,576
    Remaining contract charges                1,358,744              --         1,540,827
 2004  Lowest contract charges                   73,515        1.108382            81,482
    Highest contract charges                     38,102        1.079819            41,143
    Remaining contract charges                  821,307              --           892,914
 2003  Lowest contract charges                   19,545        0.981616            19,186
    Highest contract charges                     43,499        0.973154            42,331
    Remaining contract charges                  136,038              --           132,731
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2007  Lowest contract charges                    6,357       15.364252            97,673
    Highest contract charges                     19,993       15.030356           300,495
    Remaining contract charges                   26,993              --           409,785
 2006  Lowest contract charges                    1,515       12.730894            19,293
    Highest contract charges                      9,817       12.560463           123,302
    Remaining contract charges                   22,075              --           278,970
 2005  Lowest contract charges                      891       11.222685             9,996
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2007  Lowest contract charges                1.29%              4.34%               3.21%
    Highest contract charges                  2.49%              4.49%               2.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.43%               3.04%
    Highest contract charges                  2.50%              4.34%               1.86%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.71%               1.20%
    Highest contract charges                  2.48%              2.71%               0.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              0.53%               0.65%
    Highest contract charges                  2.06%              0.83%               1.49%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.14%               0.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                1.34%                --               12.29%
    Highest contract charges                  2.50%                --               11.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               21.11%
    Highest contract charges                  2.50%                --               19.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                4.82%
    Highest contract charges                  2.49%                --                3.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%                --               12.24%
    Highest contract charges                  2.46%                --               10.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.62%                --               20.05%
    Highest contract charges                  0.88%                --               19.74%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2007  Lowest contract charges                1.34%                --               20.69%
    Highest contract charges                  2.18%                --               19.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               13.11%
    Highest contract charges                  2.20%                --               12.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                6.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2007  Lowest contract charges                    4,045      $13.535596           $54,749
    Highest contract charges                        997       13.139235            13,097
    Remaining contract charges                   60,582              --           808,936
 2006  Lowest contract charges                   12,987       13.749766           178,569
    Highest contract charges                     22,683       13.630438           309,177
    Remaining contract charges                   30,232              --           414,141
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2007  Lowest contract charges                    1,377       12.641519            17,400
    Highest contract charges                        972       12.366753            12,016
    Remaining contract charges                    1,998              --            24,930
 2006  Lowest contract charges                      918       11.921222            10,943
    Highest contract charges                        885       11.855245            10,493
    Remaining contract charges                      558              --             6,646
 2005  Lowest contract charges                      918       10.821546             9,934
    Highest contract charges                        376       10.799381             4,056
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2007  Lowest contract charges                1.34%              0.03%              (2.02)%
    Highest contract charges                  2.49%                --               (3.14)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.65%                --               13.83%
    Highest contract charges                  2.20%                --               13.21%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2007  Lowest contract charges                1.33%              0.73%               5.21%
    Highest contract charges                  2.19%              0.60%               4.32%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.85%                --               10.16%
    Highest contract charges                  2.20%                --                9.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                4.81%
    Highest contract charges                  2.16%                --                4.63%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge,

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a redemption of units.

    The Company will also charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially makes deductions of 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(1)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(5)
       (6)    (a) Articles of Incorporation of Hartford.(6)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Not applicable.
       (8)    Form of Fund Participation Agreement.(7)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-76419, dated June 21, 1999.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 33-73570, filed on May 1, 1995.

(5) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on February 22, 2000.

(6) Incorporated by reference to Post Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement, File No. 333-119418, filed September 17, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
John Keenan                         Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Ritchey                      Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer and Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 238,691 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account one

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2008.

HARTFORD LIFE AND
ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND
ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       Chief Executive Officer and
       Chairman of the Board, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
John C. Walters, President, Chief Executive
 Officer, Chairman of the Board, Director*                         *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Richard J. Wirth
 Director*                                                                Attorney-in-Fact
David M. Znamierowski, Executive Vice President,                   Date:  April 7, 2008
  Chief Investment Officer, Director*

333-91921

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.